UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.
(Exact name of registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC

30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Funds

Semi-Annual Report

June 30, 2023

Equity Funds

Lazard Developing Markets Equity Portfolio

Lazard Emerging Markets Core Equity Portfolio

Lazard Emerging Markets Equity Advantage Portfolio

Lazard Emerging Markets Equity Portfolio

Lazard Equity Franchise Portfolio

Lazard Global Equity Select Portfolio

Lazard Global Listed Infrastructure Portfolio

Lazard Global Strategic Equity Portfolio

Lazard International Equity Advantage Portfolio

Lazard International Equity Portfolio

Lazard International Equity Select Portfolio

Lazard International Quality Growth Portfolio

Lazard International Small Cap Equity Portfolio

Lazard International Strategic Equity Portfolio

Lazard Managed Equity Volatility Portfolio

Lazard US Equity Concentrated Portfolio

Lazard US Equity Focus Portfolio

Lazard US Small-Mid Cap Equity Portfolio

Lazard US Sustainable Equity Portfolio

Lazard US Systematic Small Cap Equity Portfolio

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard (unaudited)
4	Performance Overviews (unaudited)
24	Information About Your Portfolio’s Expenses (unaudited)
32	Portfolio Holdings (unaudited)
35	Portfolios of Investments (unaudited)
35	Lazard Developing Markets Equity Portfolio
39	Lazard Emerging Markets Core Equity Portfolio
44	Lazard Emerging Markets Equity Advantage Portfolio
54	Lazard Emerging Markets Equity Portfolio
58	Lazard Equity Franchise Portfolio
60	Lazard Global Equity Select Portfolio
64	Lazard Global Listed Infrastructure Portfolio
67	Lazard Global Strategic Equity Portfolio
71	Lazard International Equity Advantage Portfolio
81	Lazard International Equity Portfolio
86	Lazard International Equity Select Portfolio
90	Lazard International Quality Growth Portfolio
94	Lazard International Small Cap Equity Portfolio
99	Lazard International Strategic Equity Portfolio
103	Lazard Managed Equity Volatility Portfolio
111	Lazard US Equity Concentrated Portfolio
114	Lazard US Equity Focus Portfolio
117	Lazard US Small-Mid Cap Equity Portfolio
123	Lazard US Sustainable Equity Portfolio
127	Lazard US Systematic Small Cap Equity Portfolio
145	Notes to Portfolios of Investments (unaudited)
156	Statements of Assets and Liabilities (unaudited)
164	Statements of Operations (unaudited)
170	Statements of Changes in Net Assets (unaudited)
198	Financial Highlights (unaudited)
251	Notes to Financial Statements (unaudited)
299	Other Information (unaudited)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

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The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder:

After suffering through a dismal 2022, global financial markets made solid progress in the first half of 2023, as investors adopted a more optimistic view of mixed developments.

Yet, anxiety about persistent inflationary pressure continued to hang over markets during the six-month period, putting the actions of central banks front and center once again in the minds of investors. Early on, markets rallied on hopes that a severe worldwide economic recession could be avoided, and that slowing inflation would cause major central banks to ease up on monetary tightening efforts. That optimism faded in subsequent months, however, as the Federal Reserve (the “Fed”)—the world’s most influential central bank—continued with its rate-hiking and appeared committed to a “higher for longer” interest-rate policy in order to tame stubbornly high domestic inflation. After lifting interest rates seven times in 2022, the Fed raised rates three times during the first half of the year before pausing in June, in order to give the Fed time to gauge the impact of the rate hikes. It did, however, warn that it could lift interest rates twice more before the end of 2023. The risk of recession appeared to increase during the period, which saw three high-profile bank failures and tighter credit conditions in the aftermath of the turmoil.

The interest-rate policy paths of other major central banks were also closely followed by markets. In Europe, the European Central Bank and the Bank of England both raised interest rates four consecutive times during the period and warned that there would be no easing of their aggressive efforts to stamp out stubbornly high inflation in the eurozone and the UK, respectively. Two major central banks in Asia were notable in resisting monetary tightening. The Bank of Japan maintained its ultra-low interest-rate policy stance despite inflationary pressures continuing to intensify in Japan. In addition, the People’s Bank of China cut its main interest rate in June as China’s post-pandemic economic recovery appeared to have stalled. Additionally, fears grew that China’s economy, the world’s second largest, was at risk of falling into a deflationary spiral.

Against this backdrop, global bond markets cautiously recovered after last year’s historic sell-off. Positive contributions arose despite central banks raising interest rates in order to tame pronounced levels of core inflation, which moderated during the period, though more slowly than many market participants expected. Hawkish

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sentiment inverted yield curves as a result. Despite central banks shrinking their balance sheets, sovereign rates did not change much with coupon income from the bonds leading to positive performance. Although credit spreads narrowed in the beginning of 2023, the banking crisis in March led to investment grade and high-yield spreads widening. Thus, at the mid-point of this year, spreads were only slightly narrower compared to the end of 2022, leaving credit markets to also rely on coupon income to generate returns. Emerging markets debt also had low single-digit returns in hard currency, while local bonds outperformed and were among the best performing sectors in the first half of 2023. Notable among the group of bond indices was the Bloomberg Global Aggregate Bond Index, which gained 1.4% in the period. Despite bouts of risk aversion in the markets and a hawkish Fed, the US dollar could not defend the heights it had reached last year and sold off moderately versus a basket of US trade partners’ currencies.

Meanwhile, global equity markets, as measured by the MSCI All Country World Index, gained 13.9% in the first half of the year, propelled largely by the strong performance of growth stocks, which outperformed their value counterparts by nearly 20%. The S&P 500 Index—the bellwether of the US equity market—outpaced the broader global stock market and hovered near bull-market territory from its October lows. This was the result of a resilient US economy, hopes that the Fed would soon ease its rate-hiking campaign, and the stellar performance of a handful of top technology company stocks, especially those linked to artificial intelligence.

The challenging market conditions in the first half of 2023 are a reminder of the importance of active portfolio management. Turbulent markets are likely to differentiate winners from losers. We remain confident that fundamental analysis and bottom-up security selection will be crucial drivers of performance going forward. We are privileged that you have turned to Lazard for your investment needs and value your continued confidence in our investment management capabilities.

Sincerely,

Lazard Asset Management LLC

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The Lazard Funds, Inc. Performance Overviews (unaudited)

Please see the “Notes to the Performance Overviews” for important information about the calculation of total returns, performance information generally, performance differences between Institutional Shares, Open Shares and R6 Shares, and the indices shown below.

Lazard Developing Markets Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Developing Markets Equity Portfolio and the MSCI Emerging Markets® Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Five year	Ten year
Institutional	1.64%	-0.18%	2.37%
Open	1.39%	-0.46%	2.05%
MSCI Emerging Markets Index	1.75%	0.93%	2.95%

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Lazard Emerging Markets Core Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Core Equity Portfolio and the MSCI Emerging Markets Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Five year	Since Inception	†
Institutional	9.24%	-1.55%	0.71%
Open	8.99%	-1.85%	0.37%
R6	9.28%	-1.52%	-2.95%
MSCI Emerging Markets Index	1.75%	0.93%	1.96% (Institutional and Open Shares) -0.56% (R6 Shares)
†	The inception date for the Institutional and Open Shares was October 31, 2013 and for the R6 Shares was April 6, 2018.

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Lazard Emerging Markets Equity Advantage Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Equity Advantage Portfolio and the MSCI Emerging Markets Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Five year	Since Inception	†
Institutional	3.40%	1.71%	3.38%
Open	3.23%	1.42%	3.09%
R6	N/A	N/A	3.41%
MSCI Emerging Markets Index	1.75%	0.93%	2.29% (Institutional and Open Shares) 2.06% (R6 Shares)
†	The inception date for the Institutional and Open Shares was May 29, 2015 and for the R6 Shares was February 22, 2023.

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Lazard Emerging Markets Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Equity Portfolio and the MSCI Emerging Markets Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Five year	Ten year	Since Inception	†
Institutional	13.52%	2.18%	2.31%	5.88%
Open	13.27%	1.93%	2.05%	5.53%
R6	13.51%	2.19%	N/A	2.23%
MSCI Emerging Markets Index	1.75%	0.93%	2.95%	4.81% (Institutional Shares) 5.20% (Open Shares) 2.85% (R6 Shares)
†	The inception date for the Institutional Shares was July 15, 1994, for the Open Shares was January 8, 1997 and for the R6 Shares was January 19, 2015.

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Lazard Equity Franchise Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Equity Franchise Portfolio and the MSCI World® Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Five year	Since Inception	†
Institutional	16.06%	8.76%	8.62%
Open	15.67%	8.49%	8.34%
MSCI World Index	18.51%	9.07%	8.93%
†	The inception date for the Portfolio was September 29, 2017.

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Lazard Global Equity Select Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Equity Select Portfolio and the MSCI ACWI®

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Five year	Since Inception	†
Institutional	15.62%	7.98%	7.82%
Open	15.32%	7.68%	7.51%
MSCI ACWI	16.53%	8.10%	7.56%
†	The inception date for the Portfolio was December 31, 2013.

Lazard Global Listed Infrastructure Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Listed Infrastructure Portfolio, the MSCI World Core Infrastructure (USD) Index and the MSCI World Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Five year	Ten year
Institutional	5.64%	7.15%	10.47%
Open	5.35%	6.87%	10.18%
MSCI World Index	18.51%	9.07%	9.50%
MSCI World Core Infrastructure (USD) Index	-1.10%	6.93%	8.81%

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Lazard Global Strategic Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Strategic Equity Portfolio and the MSCI ACWI

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Five year	Since Inception	†
Institutional	13.69%	7.84%	6.66%
Open	13.45%	7.52%	6.35%
MSCI ACWI	16.53%	8.10%	7.31%
†	The inception date for the Portfolio was August 29, 2014.

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Lazard International Equity Advantage Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Advantage Portfolio, the MSCI EAFE® Index and the MSCI ACWI ex-USA Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Five year	Since Inception	†
Institutional	18.53%	3.58%	3.49%
Open	18.25%	3.32%	3.21%
MSCI EAFE Index	18.77%	4.39%	4.16%
MSCI ACWI ex-USA Index	12.72%	3.52%	3.69%
†	The inception date for the Portfolio was May 29, 2015.

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Lazard International Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Portfolio and the MSCI EAFE Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Five year	Ten year	Since Inception	†
Institutional	16.64%	3.64%	4.58%	5.62%
Open	16.32%	3.38%	4.31%	4.55%
R6	16.64%	3.65%	N/A	3.37%
MSCI EAFE Index	18.77%	4.39%	5.41%	5.25% (Institutional Shares) 4.88% (Open Shares) 4.50% (R6 Shares)
†	The inception date for the Institutional Shares was October 29, 1991, for the Open Shares was January 23, 1997 and for the R6 Shares was April 1, 2015.

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Lazard International Equity Select Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Select Portfolio, the MSCI ACWI ex-USA Index and the MSCI EAFE/ACWI ex-US Linked Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Five year	Ten year
Institutional	12.17%	2.07%	3.63%
Open	11.83%	1.79%	3.31%
MSCI ACWI ex-USA Index	12.72%	3.52%	4.75%
MSCI EAFE/ACWI ex-US Linked Index	12.72%	3.52%	4.75%

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Lazard International Quality Growth Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Quality Growth Portfolio, the MSCI ACWI ex-USA Index and the MSCI ACWI ex-USA Growth Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Since Inception	†
Institutional	16.96%	10.94%
Open	16.62%	10.64%
R6	N/A	6.86%
MSCI ACWI ex-USA Index	12.72%	6.60% (Institutional Shares and Open Shares) 3.92% (R6 shares)
MSCI ACWI ex-USA Growth Index	13.26%	7.64% (Institutional Shares and Open Shares) 5.37% (R6 shares)
†	The inception date for the Institutional and Open Shares was December 31, 2018 and for the R6 Shares was February 22, 2023.

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Lazard International Small Cap Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Small Cap Equity Portfolio and the MSCI EAFE Small Cap® Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Five year	Ten year
Institutional	8.89%	-0.66%	4.65%
Open	8.60%	-0.91%	4.38%
MSCI EAFE Small Cap Index	10.18%	1.30%	6.19%

Lazard International Strategic Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Strategic Equity Portfolio and the MSCI EAFE Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Five year	Ten year	Since Inception	†
Institutional	15.11%	3.48%	5.00%	5.69%
Open	14.75%	3.22%	4.73%	4.63%
R6	15.09%	3.48%	N/A	4.21%
MSCI EAFE Index	18.77%	4.39%	5.41%	4.56% (Institutional Shares) 3.86% (Open Shares) 5.23% (R6 Shares)
†	The inception date for the Institutional Shares was October 31, 2005, for the Open Shares was February 3, 2006 and for the R6 Shares was January 19, 2015.

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Lazard Managed Equity Volatility Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Managed Equity Volatility Portfolio and the MSCI World Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Five year	Since Inception	†
Institutional	7.85%	4.65%	5.53%
Open	7.59%	4.37%	5.24%
MSCI World Index	18.51%	9.07%	8.44%
†	The inception date for the Portfolio was May 29, 2015.

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Lazard US Equity Concentrated Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Equity Concentrated Portfolio, the S&P 500 Index and the Russell 1000 Value/S&P 500 Linked Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Five year	Ten year	Since Inception	†
Institutional	12.98%	8.66%	10.79%	8.38%
Open	12.69%	8.36%	10.46%	8.07%
R6	13.32%	8.73%	N/A	9.32%
S&P 500 Index	19.59%	12.31%	12.86%	9.70% (Institutional and Open Shares) 13.40% (R6 Shares)
Russell 1000 Value/S&P 500 Linked Index	19.59%	12.31%	12.86%	9.12% (Institutional and Open Shares) 13.40% (R6 Shares)
†	The inception date for the Institutional and Open Shares was September 30, 2005 and for the R6 Shares was November 15, 2016.

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Lazard US Equity Focus Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Equity Focus Portfolio and the S&P 500 Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Five year	Ten year	Since Inception	†
Institutional	13.05%	11.38%	11.10%	8.25%
Open	12.79%	11.07%	10.79%	7.94%
R6	13.05%	11.36%	N/A	10.24%
S&P 500 Index	19.59%	12.31%	12.86%	9.43% (Institutional and Open Shares) 11.97% (R6 Shares)
†	The inception date for the Institutional and Open Shares was December 30, 2004 and for the R6 Shares was May 19, 2014.

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Lazard US Small-Mid Cap Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Small-Mid Cap Equity Portfolio, the Russell 2500 Index and the Russell 2000/2500 Linked Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Five year	Ten year	Since Inception	†
Institutional	8.76%	3.93%	8.03%	9.90%
Open	8.48%	3.61%	7.70%	7.61%
R6	8.65%	N/A	N/A	3.42%
Russell 2500 Index	13.58%	6.55%	9.38%	10.40% (Institutional Shares) 9.12% (Open Shares) 6.88% (R6 Shares)
Russell 2000/2500 Linked Index	13.58%	6.55%	9.38%	9.67% (Institutional Shares) 8.43% (Open Shares) 6.88% (R6 Shares)
†	The inception date for the Institutional Shares was October 30, 1991, for the Open Shares was January 30, 1997 and for the R6 Shares was January 8, 2020.

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Lazard US Sustainable Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Sustainable Equity Portfolio and the S&P 500 Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Since Inception	†
Institutional	12.78%	11.91%
Open	12.50%	11.60%
S&P 500 Index	19.59%	14.60%
†	The inception date for the Institutional Shares and Open Shares was June 30, 2020.

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Lazard US Systematic Small Cap Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Systematic Small Cap Equity Portfolio and the Russell 2000 Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One year	Since Inception	†
Institutional	17.84%	-2.34%
Open	17.51%	-2.55%
R6	N/A	3.93%
Russell 2000 Index	12.31%	-9.77% (Institutional and Open Shares) 0.34% (R6 Shares)
†	The inception date for the Institutional Shares and Open Shares was October 29, 2021 and for the R6 Shares was February 22, 2023.

Notes to Performance Overviews:

Information About Portfolio Performance Shown Above

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”), or SS&C Global Investor and Distribution Solutions Inc., the Fund’s transfer agent and dividend disbursement agent (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles (“GAAP”), if any, and also exclude one-time adjustments related to the receipt of settlement proceeds by the Lazard International Equity, Lazard International Small Cap Equity and Lazard Developing Markets Equity Portfolios from a class action lawsuit. For the Lazard Developing Markets Equity Portfolio, these proceeds impacted the total return of Open Shares but did not impact that of Institutional Shares; amounts may differ from amounts reported in the financial highlights.

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The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of an investment in a Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated, there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on a Portfolio’s distributions or the redemption of Portfolio shares.

The performance of Institutional Shares, Open Shares and R6 Shares of a Portfolio, as applicable, may vary, primarily based on the differences in fees borne by shareholders investing in different classes of a Portfolio.

Information About Index Performance Shown Above

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The MSCI ACWI Index is a free-float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index consists of 47 country indices comprising 23 developed and 24 emerging markets country indices.

The MSCI ACWI ex-USA Index is a free-float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. The MSCI ACWI ex-USA Index consists of 46 country indices comprising 22 developed and 24 emerging markets country indices.

The MSCI ACWI ex-USA Growth Index reflects the performance of large and mid-cap securities exhibiting overall growth style characteristics across 22 developed markets countries and 24 emerging markets countries. The growth characteristics are evaluated in connection with earnings per share and sales growth rates and trends.

The MSCI EAFE Index is a free-float-adjusted market capitalization index that is designed to measure developed markets equity performance, excluding the United States and Canada. The MSCI EAFE Index consists of 21 developed markets country indices.

The MSCI EAFE Small Cap Index targets all companies with market capitalizations below that of the companies in the MSCI EAFE Index and up to 99% coverage of the free-float-adjusted market capitalization in each market (subject to minimum investability criteria and a universal minimum size range). The MSCI EAFE Small Cap Index consists of 21 developed markets country indices.

The MSCI EAFE/ACWI ex-US Linked Index is an unmanaged index created by the Investment Manager which links the performance of the MSCI EAFE Index for all periods through June 30, 2010 (when the Lazard International Equity Select Portfolio’s benchmark index changed) and the MSCI ACWI ex-USA Index for all periods thereafter.

The MSCI Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI Emerging Markets Index consists of 24 emerging markets country indices.

The MSCI World Core Infrastructure (USD) Index (the “Infrastructure Index”) captures large and mid-cap securities across the 23 developed market countries. The

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Infrastructure Index is designed to represent the performance of listed companies within the developed markets that are engaged in core industrial infrastructure activities. However, note that the Lazard Global Listed Infrastructure Portfolio invests in a range of companies globally, and is not limited to investing in developed markets countries.

The MSCI World Index is a free-float-adjusted market capitalization index that is designed to measure global developed markets equity performance. The MSCI World Index consists of 23 developed markets country indices.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the large-cap segment of the US equity universe. It includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership.

The Russell 1000 Value/S&P 500 Linked Index is an unmanaged index created by the Investment Manager which links the performance of the Russell 1000® Value Index for all periods through May 30, 2012 (when the Lazard US Equity Concentrated Portfolio’s investment strategy changed) and the S&P 500 Index for all periods thereafter.

The Russell 2000 Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Russell 2000/2500 Linked Index is an unmanaged index created by the Investment Manager, which links the performance of the Russell 2000® Index for all periods through August 24, 2008 (when the Portfolio’s investment focus was changed from small cap companies to small-mid cap companies) and the Russell 2500 Index for all periods thereafter.

The Russell 2500 Index measures the performance of the small-to mid-cap segment of the US equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. The Russell 3000 Index measures the performance of the largest 3000 US companies, representing approximately 98% of the investable US equity market. The Russell 2500 Index includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

The S&P 500 Index is a market capitalization-weighted index of 500 companies in leading industries of the US economy.

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The Lazard Funds, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Open Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2023 through June 30, 2023 and held for the entire period.

Actual Expenses

For each share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

24    Semi-Annual Report

Portfolio	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

Developing Markets Equity
Institutional Shares
Actual	$1,000.00	$1,066.80	$5.89	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%
Open Shares
Actual	$1,000.00	$1,065.50	$7.17	1.40%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.00	1.40%

Emerging Markets Core Equity
Institutional Shares
Actual	$1,000.00	$1,092.40	$6.49	1.25%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.26	1.25%
Open Shares
Actual	$1,000.00	$1,091.50	$7.88	1.52%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	$7.60	1.52%
R6 Shares
Actual	$1,000.00	$1,092.30	$6.12	1.18%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91	1.18%

Emerging Markets Equity Advantage
Institutional Shares
Actual	$1,000.00	$1,079.30	$4.64	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Open Shares
Actual	$1,000.00	$1,078.30	$5.93	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%
R6 Shares†
Actual	$1,000.00	$1,034.10	$3.03	0.85%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.55	$3.00	0.85%

Semi-Annual Report    25

Portfolio	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

Emerging Markets Equity
Institutional Shares
Actual	$1,000.00	$1,132.50	$5.71	1.08%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41	1.08%
Open Shares
Actual	$1,000.00	$1,131.50	$7.03	1.33%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.66	1.33%
R6 Shares
Actual	$1,000.00	$1,132.40	$5.71	1.08%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41	1.08%

Equity Franchise
Institutional Shares
Actual	$1,000.00	$1,135.80	$4.92	0.93%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Open Shares
Actual	$1,000.00	$1,134.80	$6.35	1.20%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01	1.20%

Global Equity Select
Institutional Shares
Actual	$1,000.00	$1,112.60	$4.61	0.88%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Open Shares
Actual	$1,000.00	$1,110.50	$6.02	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%

26    Semi-Annual Report

Portfolio	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

Global Listed Infrastructure
Institutional Shares
Actual	$1,000.00	$1,065.80	$4.92	0.96%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81	0.96%
Open Shares
Actual	$1,000.00	$1,064.40	$6.19	1.21%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.06	1.21%

Global Strategic Equity
Institutional Shares
Actual	$1,000.00	$1,086.40	$4.66	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Open Shares
Actual	$1,000.00	$1,085.30	$5.95	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%

International Equity Advantage
Institutional Shares
Actual	$1,000.00	$1,119.90	$4.21	0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Open Shares
Actual	$1,000.00	$1,118.80	$5.52	1.05%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26	1.05%

Semi-Annual Report    27

Portfolio	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

International Equity
Institutional Shares
Actual	$1,000.00	$1,131.90	$4.55	0.86%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	$4.31	0.86%
Open Shares
Actual	$1,000.00	$1,130.60	$5.86	1.11%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$5.56	1.11%
R6 Shares
Actual	$1,000.00	$1,132.10	$4.39	0.83%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	$4.16	0.83%

International Equity Select
Institutional Shares
Actual	$1,000.00	$1,100.80	$4.69	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Open Shares
Actual	$1,000.00	$1,099.30	$5.99	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%

International Quality Growth
Institutional Shares
Actual	$1,000.00	$1,125.80	$4.53	0.86%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	$4.31	0.86%
Open Shares
Actual	$1,000.00	$1,124.20	$5.90	1.12%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61	1.12%
R6 Shares†
Actual	$1,000.00	$1,068.60	$2.97	0.82%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.66	$2.89	0.82%

28    Semi-Annual Report

Portfolio	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

International Small Cap Equity
Institutional Shares
Actual	$1,000.00	$1,062.40	$5.78	1.13%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Open Shares
Actual	$1,000.00	$1,060.90	$7.05	1.38%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$6.90	1.38%

International Strategic Equity
Institutional Shares
Actual	$1,000.00	$1,120.00	$4.31	0.82%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$4.11	0.82%
Open Shares
Actual	$1,000.00	$1,118.00	$5.67	1.08%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41	1.08%
R6 Shares
Actual	$1,000.00	$1,119.90	$4.31	0.82%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$4.11	0.82%

Managed Equity Volatility
Institutional Shares
Actual	$1,000.00	$1,038.60	$3.79	0.75%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Open Shares
Actual	$1,000.00	$1,037.80	$5.05	1.00%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01	1.00%

Semi-Annual Report    29

Portfolio	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

US Equity Concentrated
Institutional Shares
Actual	$1,000.00	$1,141.80	$4.25	0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Open Shares
Actual	$1,000.00	$1,139.70	$5.68	1.07%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.49	$5.36	1.07%
R6 Shares
Actual	$1,000.00	$1,145.30	$4.20	0.79%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96	0.79%

US Equity Focus
Institutional Shares
Actual	$1,000.00	$1,114.70	$3.67	0.70%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Open Shares
Actual	$1,000.00	$1,113.30	$4.98	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76	0.95%
R6 Shares
Actual	$1,000.00	$1,114.70	$3.67	0.70%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51	0.70%

US Small-Mid Cap Equity
Institutional Shares
Actual	$1,000.00	$1,035.20	$5.30	1.05%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26	1.05%
Open Shares
Actual	$1,000.00	$1,033.70	$6.56	1.30%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.51	1.30%
R6 Shares
Actual	$1,000.00	$1,034.30	$5.04	1.00%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01	1.00%

30    Semi-Annual Report

Portfolio	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

US Sustainable Equity
Institutional Shares
Actual	$1,000.00	$1,080.90	$3.87	0.75%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Open Shares
Actual	$1,000.00	$1,079.20	$5.16	1.00%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01	1.00%

US Systematic Small Cap Equity
Institutional Shares
Actual	$1,000.00	$1,117.40	$4.73	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Open Shares
Actual	$1,000.00	$1,115.90	$6.03	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%
R6 Shares†
Actual	$1,000.00	$1,039.30	$4.30	0.85%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26	0.85%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each share class multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
†	The inception date for the R6 Shares was February 22, 2023.

Semi-Annual Report    31

The Lazard Funds, Inc.

Portfolio Holdings Presented by Sector June 30, 2023 (unaudited)

Assets Class/Sector*	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio

Equity
Communication Services	7.0%	8.5%	9.8%	5.6%
Consumer Discretionary	16.4	17.3	13.5	10.4
Consumer Staples	2.4	6.0	5.4	6.6
Energy	4.1	8.6	4.7	9.9
Financials	22.5	23.5	21.3	26.1
Health Care	2.2	2.8	4.3	3.7
Industrials	13.4	7.9	6.9	4.0
Information Technology	25.8	19.1	22.8	21.2
Materials	3.9	5.2	5.8	6.7
Real Estate	—	—	1.2	1.0
Utilities	—	0.8	2.5	1.9
Short-Term Investments	2.3	0.3	1.8	2.9
Total Investments	100.0%	100.0%	100.0%	100.0%

Assets Class/Sector*	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio

Equity
Communication Services	10.9%	7.1%	2.5%	9.9%
Consumer Discretionary	21.9	13.6	—	2.8
Consumer Staples	2.1	12.2	—	7.2
Energy	—	—	—	1.2
Financials	8.5	16.9	—	22.7
Health Care	23.2	11.9	—	17.7
Industrials	13.9	16.6	43.8	13.3
Information Technology	10.5	19.7	—	22.4
Materials	—	0.8	—	0.8
Real Estate	—	—	—	—
Utilities	7.1	—	47.1	1.4
Short-Term Investments	1.9	1.2	6.6	0.6
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.

32    Semi-Annual Report

Assets Class/Sector*	Lazard International Equity Advantage Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio

Equity
Communication Services	5.8%	2.2%	4.6%	6.8%
Consumer Discretionary	14.8	14.1	10.3	12.6
Consumer Staples	8.3	12.3	6.7	10.6
Energy	5.0	4.2	5.6	—
Financials	17.9	15.7	16.4	18.2
Health Care	11.6	8.3	9.2	8.8
Industrials	13.3	20.7	20.3	17.3
Information Technology	13.3	7.4	12.7	22.2
Materials	6.0	6.5	7.5	—
Real Estate	0.9	1.3	0.6	—
Utilities	3.1	5.4	4.2	—
Short-Term Investments	—	1.9	1.9	3.5
Total Investments	100.0%	100.0%	100.0%	100.0%

Assets Class/Sector*	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard US Equity Concentrated Portfolio

Equity
Communication Services	1.8%	3.4%	9.3%	14.5%
Consumer Discretionary	14.2	9.5	7.0	9.6
Consumer Staples	10.1	11.8	19.4	8.1
Energy	2.4	1.8	1.3	—
Financials	11.0	19.0	10.5	10.9
Health Care	7.3	11.9	18.4	16.0
Industrials	24.3	22.8	10.1	16.6
Information Technology	9.5	12.4	10.3	14.4
Materials	4.8	2.1	1.4	4.1
Real Estate	10.2	0.9	3.6	4.8
Utilities	3.4	2.9	7.8	—
Short-Term Investments	1.0	1.5	0.9	1.0
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.

Semi-Annual Report    33

Assets Class/Sector*	Lazard US Equity Focus Portfolio	Lazard US Small-Mid Cap Equity Portfolio	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio

Equity
Communication Services	7.1%	5.3%	—%	4.3%
Consumer Discretionary	12.0	10.7	4.9	15.1
Consumer Staples	3.9	3.9	5.6	3.8
Energy	2.5	5.5	—	1.2
Financials	21.7	13.9	13.7	5.9
Health Care	16.7	13.2	21.6	12.1
Industrials	10.0	19.8	14.4	25.0
Information Technology	19.5	14.1	30.2	22.5
Materials	1.9	5.9	3.1	3.6
Real Estate	2.2	5.6	2.5	5.1
Utilities	—	2.1	—	1.2
Short-Term Investments	2.5	—	4.0	0.2
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.

34    Semi-Annual Report

The Lazard Funds, Inc. Portfolios of Investments
June 30, 2023 (unaudited)

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio

Common Stocks | 96.9%

Brazil | 4.8%
Dexco SA	479,808	$836,723
Pagseguro Digital Ltd., Class A (*)	80,946	764,130
PRIO SA (*)	154,500	1,196,454
Rumo SA	307,744	1,426,823
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	295,900	748,371
		4,972,501
China | 31.7%
Airtac International Group	27,765	918,468
Alibaba Group Holding Ltd. ADR (*)	38,276	3,190,305
Autohome, Inc. ADR	37,490	1,093,208
Baidu, Inc., Class A (*)	55,200	943,531
China Tourism Group Duty Free Corp. Ltd., Class A	94,700	1,447,510
Chow Tai Seng Jewellery Co. Ltd., Class A	533,150	1,305,152
JD.com, Inc., Class A	73,609	1,252,258
Jiangsu King’s Luck Brewery JSC Ltd., Class A	81,700	594,773
Minth Group Ltd.	658,000	1,813,369
Ping An Insurance (Group) Co. of China Ltd., Class H	265,500	1,701,108
Shanghai Liangxin Electrical Co. Ltd., Class A	818,192	1,267,950
Shenzhen Inovance Technology Co. Ltd., Class A	95,490	845,088
Sungrow Power Supply Co. Ltd., Class A	61,992	996,774
Tencent Holdings Ltd.	108,500	4,618,034
Topsports International Holdings Ltd.	1,637,000	1,425,700
Trip.com Group Ltd. ADR (*)	56,709	1,984,815
Weibo Corp. ADR	38,508	504,840
Wuliangye Yibin Co. Ltd., Class A	83,200	1,879,108
Xiaomi Corp., Class B (*)	496,600	681,317
Yadea Group Holdings Ltd.	718,000	1,637,803
Zhongsheng Group Holdings Ltd.	351,000	1,348,711
ZTO Express Cayman, Inc. ADR	54,121	1,357,355
		32,807,177

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    35

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (continued)

Hong Kong | 0.7%
Techtronic Industries Co. Ltd.	70,002	$765,972

Hungary | 2.2%
Richter Gedeon Nyrt.	93,499	2,306,034

India | 13.0%
Bajaj Finance Ltd.	20,977	1,835,541
HDFC Bank Ltd. ADR	47,844	3,334,727
ICICI Bank Ltd. ADR	144,870	3,343,599
Mphasis Ltd.	42,181	978,171
Reliance Industries Ltd.	71,632	2,233,508
UPL Ltd.	206,495	1,732,537
		13,458,083
Indonesia | 4.4%
PT Bank Central Asia Tbk	3,240,900	1,997,931
PT Bank Rakyat Indonesia (Persero) Tbk	7,122,749	2,589,051
		4,586,982
Macau | 0.7%
Sands China Ltd. (*)	214,800	735,148

Mexico | 3.0%
Grupo Financiero Banorte SAB de CV, Class O	369,357	3,047,082

Peru | 0.7%
Credicorp Ltd.	4,996	737,610

Philippines | 3.0%
BDO Unibank, Inc.	852,722	2,126,928
International Container Terminal Services, Inc.	272,729	1,005,871
		3,132,799
Poland | 1.3%
InPost SA (*)	120,726	1,309,922

The accompanying notes are an integral part of these financial statements.

36    Semi-Annual Report

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (continued)

South Africa | 2.9%
Capitec Bank Holdings Ltd.	11,182	$931,359
Foschini Group Ltd.	116,691	584,569
Standard Bank Group Ltd.	161,206	1,520,435
		3,036,363
South Korea | 8.7%
CJ Logistics Corp.	7,999	465,133
Samsung Electronics Co. Ltd.	110,975	6,116,547
SK Hynix, Inc.	27,962	2,465,532
		9,047,212
Taiwan | 16.9%
ASE Technology Holding Co. Ltd.	420,289	1,499,112
Bizlink Holding, Inc.	171,419	1,779,413
Chroma ATE, Inc.	197,000	1,599,676
Hiwin Technologies Corp.	118,714	908,732
Lotes Co. Ltd.	56,687	1,572,045
MediaTek, Inc.	63,000	1,398,421
RichWave Technology Corp. (*)	131,000	750,483
Sercomm Corp.	326,000	1,104,171
Silicon Motion Technology Corp. ADR	17,842	1,282,126
Taiwan Semiconductor Manufacturing Co. Ltd.	301,000	5,609,234
		17,503,413
United States | 1.5%
EPAM Systems, Inc. (*)	3,200	719,200
JS Global Lifestyle Co. Ltd. (*)	773,500	134,988
Tenaris SA ADR	23,014	689,269
		1,543,457
Zambia | 1.4%
First Quantum Minerals Ltd.	59,575	1,409,383

Total Common Stocks (Cost $85,338,123)		100,399,138

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    37

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (concluded)

Short-Term Investments | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $2,388,165)	2,388,165	$2,388,165

Total Investments | 99.2% (Cost $87,726,288)		$102,787,303

Cash and Other Assets in Excess of Liabilities | 0.8%		799,954

Net Assets | 100.0%		$103,587,257

The accompanying notes are an integral part of these financial statements.

38    Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio

Common Stocks | 98.6%

Brazil | 6.1%
Banco BTG Pactual SA	384,196	$2,523,488
BB Seguridade Participacoes SA	217,700	1,398,987
Centrais Eletricas Brasileiras SA	126,800	1,052,650
MercadoLibre, Inc. (*)	837	991,510
Petroleo Brasileiro SA ADR	188,732	2,610,164
		8,576,799
Canada | 1.0%
Parex Resources, Inc.	68,713	1,377,631

China | 24.4%
Alibaba Group Holding Ltd. (*)	23,900	248,562
Alibaba Group Holding Ltd. ADR (*)	58,387	4,866,556
China Merchants Bank Co. Ltd., Class H	712,500	3,240,210
CSPC Pharmaceutical Group Ltd.	1,674,000	1,460,851
Innovent Biologics, Inc. (*)	274,000	1,040,512
JD.com, Inc. ADR	34,081	1,163,185
JD.com, Inc., Class A	17,301	294,330
Li Ning Co. Ltd.	259,000	1,400,707
Midea Group Co. Ltd., Class A	219,300	1,784,945
NetEase, Inc.	27,300	530,513
NetEase, Inc. ADR	17,147	1,657,943
Shenzhen Inovance Technology Co. Ltd., Class A	121,200	1,072,621
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	34,200	1,411,478
Tencent Holdings Ltd.	165,092	7,026,733
Trip.com Group Ltd. ADR (*)	39,739	1,390,865
Weichai Power Co. Ltd., Class H	1,023,000	1,502,315
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	300,500	1,498,409
Yum China Holdings, Inc.	42,257	2,387,521
		33,978,256

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    39

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

France | 1.5%
Pernod Ricard SA ADR	47,996	$2,107,024

Ghana | 0.8%
Kosmos Energy Ltd. (*)	179,442	1,074,858

Greece | 1.0%
OPAP SA	82,129	1,433,000

Hong Kong | 1.6%
AIA Group Ltd.	213,600	2,179,400

India | 13.3%
HDFC Bank Ltd. ADR	65,842	4,589,187
Hindalco Industries Ltd.	177,541	914,860
ICICI Bank Ltd. ADR	90,700	2,093,356
ITC Ltd.	262,126	1,444,685
Larsen & Toubro Ltd.	60,984	1,838,988
Reliance Industries Ltd.	127,486	3,975,054
Tata Consultancy Services Ltd.	54,369	2,193,728
UPL Ltd.	174,823	1,466,802
		18,516,660
Indonesia | 4.6%
PT Astra International Tbk	2,358,800	1,074,749
PT Bank Central Asia Tbk	3,531,700	2,177,202
PT Bank Mandiri (Persero) Tbk	5,248,200	1,837,655
PT Telkom Indonesia (Persero) Tbk ADR	52,415	1,397,908
		6,487,514
Macau | 1.0%
Galaxy Entertainment Group Ltd. (*)	214,000	1,365,807

The accompanying notes are an integral part of these financial statements.

40    Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

Mexico | 5.0%
America Movil SAB de CV ADR (*)	48,213	$1,043,329
Arca Continental SAB de CV	134,945	1,387,055
Grupo Aeroportuario del Pacifico SAB de CV ADR	7,571	1,353,089
Grupo Financiero Banorte SAB de CV, Class O	260,277	2,147,206
Kimberly-Clark de Mexico SAB de CV, Series A	451,374	1,003,903
		6,934,582
Philippines | 2.1%
BDO Unibank, Inc.	565,999	1,411,761
International Container Terminal Services, Inc.	396,790	1,463,429
		2,875,190
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	45,259	0
Sberbank of Russia PJSC (¢)	213,889	0
		0
Saudi Arabia | 0.5%
Saudi National Bank	66,761	655,544

South Africa | 3.0%
Anglo American PLC	60,104	1,703,612
Bidvest Group Ltd.	75,524	1,049,801
Capitec Bank Holdings Ltd.	17,495	1,457,174
		4,210,587
South Korea | 10.7%
Kia Corp.	27,782	1,873,367
LG Chem Ltd.	3,268	1,671,412
Samsung Electronics Co. Ltd.	77,664	4,280,563
Shinhan Financial Group Co. Ltd.	134,709	3,487,158
SK Hynix, Inc.	40,792	3,596,810
		14,909,310

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    41

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

Taiwan | 15.8%
ASE Technology Holding Co. Ltd.	435,000	$1,551,584
Chailease Holding Co. Ltd.	273,000	1,797,893
CTBC Financial Holding Co. Ltd.	1,753,000	1,401,614
Eclat Textile Co. Ltd.	65,789	1,058,384
Hon Hai Precision Industry Co. Ltd.	584,000	2,125,617
MediaTek, Inc.	79,000	1,753,576
Nien Made Enterprise Co. Ltd.	129,000	1,423,058
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	107,460	10,844,863
		21,956,589
Thailand | 2.0%
Home Product Center Public Co. Ltd. (‡)	2,700,200	1,066,219
PTT Exploration & Production PCL (‡)	419,800	1,776,054
		2,842,273
United Arab Emirates | 1.5%
Abu Dhabi Ports Co. PJSC (*)	606,943	1,065,295
ADNOC Drilling Co. PJSC	1,102,756	1,072,389
		2,137,684
United Kingdom | 1.7%
Unilever PLC	17,163	893,492
Unilever PLC ADR	27,983	1,458,754
		2,352,246
United States | 1.0%
Freeport-McMoRan, Inc.	34,878	1,395,120

Total Common Stocks (Cost $123,599,435)		137,366,074

The accompanying notes are an integral part of these financial statements.

42    Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (concluded)

Short-Term Investments | 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $396,984)	396,984	$396,984

Total Investments | 98.9% (Cost $123,996,419)		$137,763,058

Cash and Other Assets in Excess of Liabilities | 1.1%		1,525,905

Net Assets | 100.0%		$139,288,963

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    43

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio

Common Stocks | 96.0%

Australia | 0.1%
AngloGold Ashanti Ltd. ADR	6,899	$145,500

Brazil | 2.5%
Banco do Brasil SA	94,000	969,801
BB Seguridade Participacoes SA	37,000	237,770
Cia de Saneamento do Parana	60,400	275,750
Energisa SA	17,800	186,617
Metalurgica Gerdau SA	141,200	348,562
Pagseguro Digital Ltd., Class A (*)	20,992	198,164
PRIO SA (*)	27,500	212,961
Vale SA	40,409	541,971
		2,971,596
Chile | 0.5%
Sociedad Quimica y Minera de Chile SA ADR	8,965	651,038

China | 30.1%
AIMA Technology Group Co. Ltd., Class A	49,500	220,280
Alibaba Group Holding Ltd. (*)	335,000	3,484,022
Baidu, Inc. ADR (*)	5,208	713,027
Bank of China Ltd., Class H	2,827,000	1,133,662
Bank of Communications Co. Ltd., Class H	483,000	320,163
Bank of Ningbo Co. Ltd., Class A	56,500	197,484
Baoshan Iron & Steel Co. Ltd., Class A	277,300	214,814
Beijing Enterprises Holdings Ltd.	74,000	268,688
BYD Co. Ltd., Class H	27,500	879,529
Canmax Technologies Co. Ltd., Class A	33,790	166,689
China CITIC Bank Corp. Ltd., Class H	786,000	369,660
China Construction Bank Corp., Class H	1,395,000	904,598
China Datang Corp. Renewable Power Co. Ltd., Class H	722,000	241,806
China Galaxy Securities Co. Ltd., Class H	523,500	280,474
China International Capital Corp. Ltd., Class H	88,400	155,749

The accompanying notes are an integral part of these financial statements.

44    Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

China Life Insurance Co. Ltd., Class H	142,000	$236,967
China Longyuan Power Group Corp. Ltd., Class H	443,000	457,789
China Merchants Bank Co. Ltd., Class H	65,500	297,872
China Pacific Insurance Group Co. Ltd., Class H	78,000	201,991
China Resources Beer Holdings Co. Ltd.	30,000	198,330
China Resources Land Ltd.	48,000	204,417
China Resources Mixc Lifestyle Services Ltd.	42,800	212,945
China Resources Power Holdings Co. Ltd.	86,000	194,573
China Taiping Insurance Holdings Co. Ltd.	218,600	227,603
China Tower Corp. Ltd., Class H	6,642,000	739,366
Chongqing Brewery Co. Ltd., Class A	12,200	154,870
CITIC Ltd.	289,000	345,733
Contemporary Amperex Technology Co. Ltd., Class A	14,480	457,256
CSPC Pharmaceutical Group Ltd.	559,840	488,556
ENN Natural Gas Co. Ltd., Class A	106,897	279,914
GD Power Development Co. Ltd., Class A (*)	545,200	287,578
GF Securities Co. Ltd., Class H	236,000	326,667
Haidilao International Holding Ltd.	173,000	382,635
Haier Smart Home Co. Ltd. Class H	106,400	335,563
Hisense Visual Technology Co. Ltd., Class A	89,500	305,232
Huaibei Mining Holdings Co. Ltd., Class A	98,200	155,930
Industrial & Commercial Bank of China Ltd., Class H	551,000	294,075
JD.com, Inc., Class A	44,454	756,265
Jinan Acetate Chemical Co. Ltd.	19,000	338,540
Jingjin Equipment, Inc., Class A	45,100	194,962
KE Holdings, Inc. ADR (*)	16,963	251,901
Kingnet Network Co. Ltd., Class A (*)	97,900	211,593
Kuaishou Technology (*)	63,400	435,565
Kunlun Energy Co. Ltd.	404,000	318,603
Li Auto, Inc. ADR (*)	9,479	332,713
Meihua Holdings Group Co. Ltd., Class A	143,800	176,772
Meituan, Class B (*)	67,270	1,057,355
MINISO Group Holding Ltd. ADR	13,387	227,445
NetEase, Inc.	48,200	936,657
New Oriental Education & Technology Group, Inc. ADR (*)	4,147	163,765

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    45

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Ningbo Deye Technology Co. Ltd., Class A	9,600	$197,778
Nongfu Spring Co. Ltd., Class H	34,400	190,235
PDD Holdings, Inc. ADR (*)	9,095	628,828
People’s Insurance Co. Group of China Ltd., Class H	1,437,000	522,222
PetroChina Co. Ltd., Class H	1,444,000	1,003,466
PICC Property & Casualty Co. Ltd., Class H	454,000	506,087
Ping An Insurance (Group) Co. of China Ltd., Class H	196,000	1,255,809
SF Holding Co. Ltd., Class A	24,300	150,833
Shandong Weifang Rainbow Chemical Co. Ltd., Class A	16,300	176,670
Shandong WIT Dyne Health Co. Ltd., Class A	35,700	173,860
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	84,000	188,862
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,500	185,721
Sinopharm Group Co. Ltd., Class H	52,000	163,019
Sunny Optical Technology Group Co. Ltd.	23,600	237,172
Suofeiya Home Collection Co. Ltd. Class A	73,600	176,414
Tencent Holdings Ltd.	123,100	5,239,447
Tencent Music Entertainment Group ADR (*)	30,342	223,924
Tian Di Science & Technology Co. Ltd., Class A	293,100	235,857
Trip.com Group Ltd. ADR (*)	6,672	233,520
Vipshop Holdings Ltd. ADR (*)	22,749	375,359
Wuxi Biologics Cayman, Inc. (*)	31,500	151,782
Yihai International Holding Ltd.	99,000	213,914
Yum China Holdings, Inc.	17,726	1,001,519
ZBOM Home Collection Co. Ltd., Class A	51,600	234,732
Zhongsheng Group Holdings Ltd.	40,500	155,621
ZTO Express Cayman, Inc. ADR	15,191	380,990
		35,942,284
Colombia | 0.3%
Bancolombia SA ADR	11,463	305,833

The accompanying notes are an integral part of these financial statements.

46    Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Greece | 0.8%
Danaos Corp.	3,274	$218,671
Eurobank Ergasias Services & Holdings SA (*)	192,090	316,615
National Bank of Greece SA (*)	57,418	373,348
		908,634
Hungary | 0.5%
MOL Hungarian Oil & Gas PLC	34,564	302,508
Richter Gedeon Nyrt.	12,011	296,236
		598,744
India | 14.1%
Axis Bank Ltd. GDR	5,975	356,780
Bajaj Finance Ltd.	2,557	223,744
Bank of Baroda	433,428	1,008,990
Bharat Electronics Ltd.	251,413	386,086
Britannia Industries Ltd.	9,538	584,526
Ceat Ltd.	12,054	305,421
Cipla Ltd.	52,390	648,588
Dr Reddy’s Laboratories Ltd. ADR	17,151	1,082,400
GAIL India Ltd. GDR	1	4
HDFC Bank Ltd. ADR	3,544	247,017
Hindustan Aeronautics Ltd.	19,708	912,247
ICICI Bank Ltd. ADR	67,177	1,550,445
Infosys Ltd. ADR	77,339	1,242,838
Karur Vysya Bank Ltd.	154,716	235,559
KPIT Technologies Ltd.	16,480	219,411
Larsen & Toubro Ltd. GDR	8,732	262,806
Mahindra & Mahindra Ltd. GDR	17,199	304,422
Manappuram Finance Ltd.	174,172	281,531
Nestle India Ltd.	1,559	435,681
Persistent Systems Ltd.	6,044	370,257
Rail Vikas Nigam Ltd.	127,840	190,041
Reliance Industries Ltd. GDR (#)	17,629	1,099,549
Sonata Software Ltd.	18,579	228,673
State Bank of India GDR	22,824	1,600,466

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    47

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Sun Pharmaceutical Industries Ltd.	73,559	$943,352
Tata Consultancy Services Ltd.	25,367	1,023,530
Tata Motors Ltd. (*)	55,142	400,963
Vedanta Ltd.	149,433	507,602
WNS Holdings Ltd. ADR (*)	3,057	225,362
		16,878,291
Indonesia | 2.6%
PT Astra International Tbk	567,900	258,755
PT Bank Mandiri (Persero) Tbk	3,210,600	1,124,190
PT Bank Negara Indonesia (Persero) Tbk	237,500	145,536
PT Bank Rakyat Indonesia (Persero) Tbk	3,264,100	1,186,469
PT Sumber Alfaria Trijaya Tbk	1,634,900	281,547
PT Telkom Indonesia (Persero) Tbk ADR	5,773	153,966
		3,150,463
Luxembourg | 0.2%
Reinet Investments SCA	9,385	207,946

Malaysia | 0.6%
CIMB Group Holdings Berhad	496,300	538,589
My EG Services Berhad	1,047,300	168,800
		707,389
Mexico | 2.8%
Arca Continental SAB de CV	90,900	934,331
Coca-Cola Femsa SAB de CV ADR	15,865	1,321,713
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	17,400	312,310
Grupo Mexico SAB de CV, Series B	42,200	203,173
Kimberly-Clark de Mexico SAB de CV, Series A	160,800	357,636
Wal-Mart de Mexico SAB de CV	53,700	212,453
		3,341,616
Peru | 0.3%
Credicorp Ltd.	2,438	359,946

The accompanying notes are an integral part of these financial statements.

48    Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Philippines | 0.9%
BDO Unibank, Inc.	135,148	$337,097
International Container Terminal Services, Inc.	125,980	464,636
Metropolitan Bank & Trust Co.	285,820	288,448
		1,090,181
Poland | 1.0%
KGHM Polska Miedz SA	6,393	176,635
Orange Polska SA	90,630	156,064
Polski Koncern Naftowy ORLEN SA	55,971	887,189
		1,219,888
Qatar | 0.2%
Ooredoo QPSC	78,389	236,980

Romania | 0.2%
NEPI Rockcastle NV	35,013	205,281

Russia | 0.0%
PhosAgro PJSC (*), (¢)	42	0
Severstal PJSC GDR (*), (¢)	9,589	0
		0
Saudi Arabia | 3.3%
Arabian Internet & Communications Services Co.	8,137	700,836
Co. for Cooperative Insurance	7,485	279,672
Elm Co.	2,501	387,913
Etihad Etisalat Co.	32,044	411,557
Nahdi Medical Co.	7,655	347,061
National Medical Care Co.	6,488	223,002
Saudi Arabian Oil Co.	57,069	491,029
Saudi Basic Industries Corp.	17,518	412,061
Saudi Electricity Co.	44,460	268,236
Saudi Research & Media Group (*)	3,453	174,222
Saudi Telecom Co.	25,380	294,414
		3,990,003

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    49

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

South Africa | 2.5%
Absa Group Ltd.	22,139	$198,097
African Rainbow Minerals Ltd.	11,401	121,106
FirstRand Ltd.	123,552	450,867
Gold Fields Ltd. ADR	67,254	930,123
Naspers Ltd., N Shares	1,966	356,310
Sappi Ltd.	120,046	248,769
Sasol Ltd.	10,588	131,491
Standard Bank Group Ltd.	30,498	287,646
Vodacom Group Ltd.	39,584	246,810
		2,971,219

South Korea | 12.7%
BGF retail Co. Ltd.	2,434	323,864
CJ CheilJedang Corp.	846	173,632
DB Insurance Co. Ltd.	5,117	290,645
Doosan Bobcat, Inc.	8,650	386,947
F&F Co. Ltd.	1,705	155,638
Hanwha Aerospace Co. Ltd.	2,074	201,347
HMM Co. Ltd.	13,897	199,658
Hyundai Marine & Fire Insurance Co. Ltd.	9,009	213,182
Hyundai Rotem Co. Ltd. (*)	13,949	388,351
Industrial Bank of Korea	39,333	309,231
JB Financial Group Co. Ltd.	25,416	163,982
KB Financial Group, Inc.	7,609	275,907
Kia Corp.	26,997	1,820,433
KT Corp.	18,098	410,184
LG Chem Ltd.	1,094	559,524
LG Electronics, Inc.	1,927	186,456
Meritz Financial Group, Inc.	11,718	370,827
NCSoft Corp.	655	147,790
OCI Holdings Co. Ltd.	2,624	226,717
Orion Corp.	1,735	158,174
POSCO Holdings, Inc.	1,917	568,878
Samsung C&T Corp.	2,234	179,695
Samsung Electro-Mechanics Co. Ltd.	2,291	252,315

The accompanying notes are an integral part of these financial statements.

50    Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Samsung Electronics Co. Ltd. GDR	4,126	$5,717,828
Samsung Fire & Marine Insurance Co. Ltd.	2,106	368,542
Samsung SDI Co. Ltd.	1,173	600,134
SK Hynix, Inc.	4,061	358,076
SL Corp.	7,767	217,824
		15,225,781
Taiwan | 15.5%
Accton Technology Corp.	47,000	532,642
Advantech Co. Ltd.	18,000	237,238
Chailease Holding Co. Ltd.	77,000	507,098
Chung-Hsin Electric & Machinery Manufacturing Corp.	99,000	436,636
Delta Electronics, Inc.	165,000	1,834,682
Feng TAY Enterprise Co. Ltd.	38,000	240,859
Global Unichip Corp.	5,000	259,780
Grape King Bio Ltd.	58,000	313,228
Hiwin Technologies Corp.	33,000	252,608
International Games System Co. Ltd.	34,000	678,182
King Yuan Electronics Co. Ltd.	121,000	222,862
Lotes Co. Ltd.	12,000	332,784
MediaTek, Inc.	45,000	998,872
Micro-Star International Co. Ltd.	65,000	369,803
Nan Ya Printed Circuit Board Corp.	21,000	179,490
Novatek Microelectronics Corp.	54,000	743,947
Poya International Co. Ltd.	13,000	248,444
Sunonwealth Electric Machine Industry Co. Ltd.	91,000	271,611
Taiwan Semiconductor Manufacturing Co. Ltd.	429,000	7,994,556
Tong Yang Industry Co. Ltd.	104,000	175,958
Unimicron Technology Corp.	39,000	222,627
United Microelectronics Corp.	258,000	404,924
Voltronic Power Technology Corp.	6,000	380,423
WinWay Technology Co. Ltd.	9,000	226,907
Wiwynn Corp.	5,000	229,533
Wowprime Corp. (*)	19,000	194,290
		18,489,984

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    51

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Thailand | 2.0%
Bangkok Bank Public Co. Ltd.	104,700	$513,829
Bangkok Dusit Medical Services PCL NVDR	242,200	190,121
Bumrungrad Hospital Public Co. Ltd. (‡)	86,400	550,737
Central Retail Corp. Public Co. Ltd (‡)	197,400	217,137
Delta Electronics Thailand PCL (‡)	114,200	296,331
Krung Thai Bank Public Co. Ltd. NVDR	1,099,400	603,132
		2,371,287
Turkey | 1.0%
Akbank TAS	204,266	159,628
Haci Omer Sabanci Holding AS	183,847	326,725
Turk Hava Yollari AO (*)	39,891	299,123
Turkcell Iletisim Hizmetleri AS	122,106	170,697
Turkiye Is Bankasi AS, C Shares	394,618	214,570
		1,170,743
United Arab Emirates | 1.3%
Abu Dhabi Islamic Bank PJSC	124,147	360,335
Americana Restaurants International PLC	228,898	263,167
Emaar Properties PJSC	314,978	552,885
Emirates NBD Bank PJSC	57,743	232,865
National Marine Dredging Co. (*)	34,763	184,085
		1,593,337
Total Common Stocks (Cost $110,606,866)		114,733,964

Preferred Stocks | 1.3%

Brazil | 1.3%
Cia Energetica de Minas Gerais	65,700	176,455
Petroleo Brasileiro SA	228,539	1,409,456

Total Preferred Stocks (Cost $1,356,738)		1,585,911

The accompanying notes are an integral part of these financial statements.

52    Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (concluded)

Short-Term Investments | 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $2,103,902)	2,103,902	$2,103,902

Total Investments | 99.1% (Cost $114,067,506)		$118,423,777

Cash and Other Assets in Excess of Liabilities | 0.9%		1,121,381

Net Assets | 100.0%		$119,545,158

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    53

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio

Common Stocks | 97.4%

Brazil | 12.3%
Banco do Brasil SA	6,452,026	$66,565,742
BB Seguridade Participacoes SA	9,720,917	62,468,697
CCR SA	15,255,017	44,762,748
Engie Brasil Energia SA	2,799,500	26,713,411
Petroleo Brasileiro SA ADR	4,811,236	66,539,394
Vale SA ADR	2,430,000	32,610,600
Vibra Energia SA	7,337,900	27,661,563
		327,322,155
Chile | 1.1%
Sociedad Quimica y Minera de Chile SA ADR	390,039	28,324,632

China | 23.5%
A-Living Smart City Services Co. Ltd.	3,342,250	2,162,498
Anhui Conch Cement Co. Ltd., Class H	9,166,451	24,401,911
China Construction Bank Corp., Class H	133,398,224	86,503,045
China Medical System Holdings Ltd.	14,692,000	24,022,322
China Merchants Bank Co. Ltd., Class H	8,463,494	38,489,125
China Shenhua Energy Co. Ltd., Class H	6,187,610	18,984,434
China Vanke Co. Ltd., Class H	17,190,549	23,168,644
ENN Natural Gas Co. Ltd., Class A	8,977,053	23,506,772
Gree Electric Appliances, Inc. of Zhuhai, Class A	6,767,885	34,013,594
Hengan International Group Co. Ltd.	8,503,000	35,852,502
Huayu Automotive Systems Co. Ltd., Class A	11,888,548	30,266,716
Lenovo Group Ltd.	51,742,000	54,064,883
Midea Group Co. Ltd., Class A	5,237,099	42,626,230
Ping An Insurance (Group) Co. of China Ltd., Class H	8,449,500	54,137,536
Sinopharm Group Co. Ltd., Class H	16,832,014	52,768,039
Tingyi (Cayman Islands) Holding Corp.	25,436,000	39,535,312
Want Want China Holdings Ltd.	5,745,000	3,818,191
Weichai Power Co. Ltd., Class H	24,729,288	36,315,922
		624,637,676

The accompanying notes are an integral part of these financial statements.

54    Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (continued)

Egypt | 0.7%
Commercial International Bank Egypt SAE GDR	16,087,571	$18,338,689

Greece | 1.0%
OPAP SA	1,569,330	27,381,916

Hong Kong | 1.2%
ASMPT Ltd.	3,310,000	32,699,817

Hungary | 3.1%
MOL Hungarian Oil & Gas PLC	2,481,731	21,720,415
OTP Bank Nyrt	1,737,428	61,730,961
		83,451,376
India | 7.6%
Axis Bank Ltd.	2,131,709	25,724,668
Bajaj Auto Ltd.	347,815	19,896,592
Bharat Petroleum Corp. Ltd.	4,773,702	21,210,701
Hindalco Industries Ltd.	609,886	3,142,714
Indus Towers Ltd.	17,081,581	34,254,909
Infosys Ltd. ADR	1,655,495	26,603,805
Petronet LNG Ltd.	9,945,628	26,998,908
UPL Ltd.	5,289,267	44,378,069
		202,210,366
Indonesia | 4.4%
PT Astra International Tbk	56,502,100	25,744,268
PT Bank Mandiri (Persero) Tbk	123,481,184	43,236,892
PT Telkom Indonesia (Persero) Tbk ADR	1,059,321	28,252,091
PT United Tractors Tbk	11,984,400	18,802,590
		116,035,841

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    55

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (continued)

Mexico | 4.4%
America Movil SAB de CV ADR (*)	1,238,567	$26,802,590
Grupo Financiero Banorte SAB de CV, Class O	3,537,737	29,185,245
Grupo Mexico SAB de CV, Series B	1,451,944	6,990,402
Kimberly-Clark de Mexico SAB de CV, Series A	15,635,395	34,774,755
Ternium SA ADR	485,223	19,239,092
		116,992,084
Portugal | 2.4%
Galp Energia SGPS SA	5,506,485	64,383,980

Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	4,695,624	5
Sberbank of Russia PJSC (¢)	13,596,421	13
		18
South Africa | 7.6%
Anglo American PLC	695,471	19,712,704
Bidvest Group Ltd.	1,737,632	24,153,493
Life Healthcare Group Holdings Ltd.	19,757,732	21,568,594
Nedbank Group Ltd.	3,860,647	46,879,922
Sanlam Ltd.	9,329,731	28,998,604
Standard Bank Group Ltd.	3,405,764	32,121,898
Vodacom Group Ltd.	4,633,898	28,892,813
		202,328,028
South Korea | 11.1%
Coway Co. Ltd.	592,150	19,818,654
Doosan Bobcat, Inc.	40,213	1,798,876
Hyundai Mobis Co. Ltd.	167,057	29,617,603
KB Financial Group, Inc.	1,163,988	42,206,915
Kia Corp.	313,534	21,141,891
KT Corp.	1,371,262	31,079,074
KT&G Corp.	321,255	20,224,575
Samsung Electronics Co. Ltd.	965,435	53,211,339
Shinhan Financial Group Co. Ltd.	1,366,769	35,381,004
SK Hynix, Inc.	477,612	42,113,153
		296,593,084

The accompanying notes are an integral part of these financial statements.

56    Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (concluded)

Taiwan | 13.4%
ASE Technology Holding Co. Ltd.	17,369,000	$61,952,797
Globalwafers Co. Ltd.	1,669,000	26,781,934
Hon Hai Precision Industry Co. Ltd.	7,105,425	25,862,000
MediaTek, Inc.	2,420,000	53,717,139
Novatek Microelectronics Corp.	2,248,000	30,970,233
Quanta Computer, Inc.	5,546,000	27,170,330
Taiwan Semiconductor Manufacturing Co. Ltd.	5,785,913	107,822,386
Wiwynn Corp.	484,000	22,218,776
		356,495,595
Thailand | 2.0%
Kasikornbank Public Co. Ltd.	7,056,354	25,937,778
PTT Exploration & Production PCL (‡)	6,359,800	26,906,501
		52,844,279
United Kingdom | 1.6%
Unilever PLC	810,427	42,190,215

Total Common Stocks (Cost $2,417,094,213)		2,592,229,751

Short-Term Investments | 2.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $77,567,685)	77,567,685	77,567,685

Total Investments | 100.3% (Cost $2,494,661,898)		$2,669,797,436

Liabilities in Excess of Cash and Other Assets | (0.3)%		(7,225,922)

Net Assets | 100.0%		$2,662,571,514

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    57

Description	Shares	Fair Value

Lazard Equity Franchise Portfolio

Common Stocks | 95.9%

Belgium | 2.0%
Anheuser-Busch InBev SA/NV	56,282	$3,187,599

Germany | 9.0%
Fresenius Medical Care AG & Co. KGaA	195,830	9,352,565
Knorr-Bremse AG	62,398	4,764,076
		14,116,641
Italy | 3.1%
Nexi SpA (*)	612,592	4,809,482

Japan | 2.9%
Secom Co. Ltd.	68,485	4,637,285

Luxembourg | 3.9%
SES SA	1,043,213	6,145,309

Netherlands | 4.1%
Ferrovial SE	202,228	6,402,889

United Kingdom | 9.4%
National Grid PLC	479,094	6,330,805
Smith & Nephew PLC	246,353	3,975,110
United Utilities Group PLC	368,424	4,499,296
		14,805,211

The accompanying notes are an integral part of these financial statements.

58    Semi-Annual Report

Description	Shares	Fair Value

Lazard Equity Franchise Portfolio (concluded)

United States | 61.5%
Alphabet, Inc., Class C (*)	36,545	$4,420,849
Cisco Systems, Inc.	61,166	3,164,729
Cognizant Technology Solutions Corp., Class A	149,614	9,766,802
CVS Health Corp.	108,649	7,510,905
DaVita, Inc. (*)	31,433	3,158,073
eBay, Inc.	216,268	9,665,017
Fiserv, Inc. (*)	25,572	3,225,908
H&R Block, Inc.	291,341	9,285,038
International Game Technology PLC	271,536	8,659,283
Medtronic PLC	74,457	6,559,662
Norfolk Southern Corp.	24,317	5,514,123
Omnicom Group, Inc.	64,501	6,137,270
Pediatrix Medical Group, Inc. (*)	359,329	5,106,065
Tapestry, Inc.	141,780	6,068,184
Visa, Inc., Class A	34,696	8,239,606
		96,481,514
Total Common Stocks (Cost $139,390,390)		150,585,930

Short-Term Investments | 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $2,943,379)	2,943,379	2,943,379

Total Investments | 97.8% (Cost $142,333,769)		$153,529,309

Cash and Other Assets in Excess of Liabilities | 2.2%		3,446,792

Net Assets | 100.0%		$156,976,101

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    59

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio

Common Stocks | 98.6%

Australia | 0.8%
Computershare Ltd.	52,845	$827,373

Canada | 4.7%
Dollarama, Inc.	19,027	1,288,623
National Bank of Canada	26,642	1,984,952
Toromont Industries Ltd.	15,991	1,313,682
		4,587,257
China | 2.5%
NXP Semiconductors NV	6,953	1,423,140
Tencent Holdings Ltd.	22,923	975,661
		2,398,801
Denmark | 1.0%
Carlsberg AS, Class B	5,986	957,117

Finland | 1.0%
Kone OYJ, Class B	18,569	969,972

France | 5.0%
Legrand SA	8,568	849,960
LVMH Moet Hennessy Louis Vuitton SE	1,765	1,665,676
Pernod Ricard SA	5,161	1,140,268
Thales SA	8,112	1,214,269
		4,870,173
Germany | 0.8%
Merck KGaA	4,949	818,230

Hong Kong | 1.1%
AIA Group Ltd.	104,583	1,067,079

India | 1.4%
HDFC Bank Ltd. ADR	20,311	1,415,677

The accompanying notes are an integral part of these financial statements.

60    Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (continued)

Japan | 3.4%
BayCurrent Consulting, Inc.	18,600	$698,793
Kadokawa Corp.	38,000	911,361
Nintendo Co. Ltd.	22,800	1,037,121
Shimano, Inc.	4,100	686,286
		3,333,561
Netherlands | 3.4%
ASM International NV	2,194	933,063
Wolters Kluwer NV	18,843	2,392,587
		3,325,650
Spain | 1.1%
Industria de Diseno Textil SA	27,163	1,055,344

Sweden | 2.0%
Assa Abloy AB, Class B	25,367	608,917
Hexagon AB, B Shares	107,574	1,324,572
		1,933,489
Switzerland | 4.0%
ABB Ltd.	41,731	1,642,044
Partners Group Holding AG	1,011	951,950
Swatch Group AG	4,601	1,348,505
		3,942,499
Taiwan | 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,400	1,856,928

United Kingdom | 6.7%
Coca-Cola Europacific Partners PLC	20,022	1,290,018
Diageo PLC	31,911	1,368,852
RELX PLC	60,754	2,025,758
Unilever PLC	34,836	1,816,436
		6,501,064

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    61

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (continued)

United States | 57.8%
Accenture PLC, Class A	7,915	$2,442,411
Alphabet, Inc., Class A (*)	29,847	3,572,686
Amazon.com, Inc. (*)	23,198	3,024,091
Amphenol Corp., Class A	14,213	1,207,394
Aon PLC, Class A	6,517	2,249,668
Avery Dennison Corp.	4,358	748,704
Bank of America Corp.	33,494	960,943
Booz Allen Hamilton Holding Corp.	17,400	1,941,840
BRP, Inc.	10,388	878,167
Charles Schwab Corp.	21,378	1,211,705
Coca-Cola Co.	28,147	1,695,012
Danaher Corp.	8,078	1,938,720
Deere & Co.	2,720	1,102,117
Estee Lauder Cos., Inc., Class A	6,382	1,253,297
Intercontinental Exchange, Inc.	16,088	1,819,231
IQVIA Holdings, Inc. (*)	9,180	2,063,389
Johnson & Johnson	12,195	2,018,516
McDonald’s Corp.	4,833	1,442,216
Microsoft Corp.	12,858	4,378,663
Motorola Solutions, Inc.	6,526	1,913,945
NIKE, Inc., Class B	9,836	1,085,599
Procter & Gamble Co.	10,487	1,591,297
PTC, Inc. (*)	9,022	1,283,831
Rockwell Automation, Inc.	4,280	1,410,046
S&P Global, Inc.	4,246	1,702,179
Sysco Corp.	10,149	753,056
Texas Instruments, Inc.	9,061	1,631,161
Thermo Fisher Scientific, Inc.	4,112	2,145,436
TopBuild Corp. (*)	3,176	844,880
UnitedHealth Group, Inc.	2,709	1,302,054
Visa, Inc., Class A	8,537	2,027,367
Warner Music Group Corp., Class A	16,735	436,616
Wells Fargo & Co.	26,345	1,124,405
Zoetis, Inc.	7,707	1,327,223
		56,527,865

The accompanying notes are an integral part of these financial statements.

62    Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (concluded)

Total Common Stocks (Cost $67,511,853)		$96,388,079

Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $1,149,610)	1,149,610	1,149,610

Total Investments | 99.8% (Cost $68,661,463)		$97,537,689

Cash and Other Assets in Excess of Liabilities | 0.2%		210,765

Net Assets | 100.0%		$97,748,454

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    63

Description	Shares	Fair Value

Lazard Global Listed Infrastructure Portfolio

Common Stocks | 92.5%

Australia | 6.3%
Atlas Arteria Ltd. (^)	83,962,746	$348,405,212
Transurban Group	21,382,136	203,669,110
		552,074,322
Canada | 2.6%
Canadian National Railway Co.	1,874,473	226,988,457

France | 5.6%
Eutelsat Communications SA (^)	13,450,587	87,897,153
Vinci SA	3,431,805	398,869,576
		486,766,729
Hong Kong | 4.2%
CK Infrastructure Holdings Ltd.	26,721,500	141,446,509
Power Assets Holdings Ltd.	42,161,265	221,144,745
		362,591,254
Italy | 13.5%
Hera SpA	69,843,401	207,676,013
Italgas SpA	40,047,045	237,200,504
Snam SpA	71,471,499	373,511,897
Terna - Rete Elettrica Nazionale	41,303,518	351,823,475
		1,170,211,889
Luxembourg | 1.4%
SES SA (^)	21,066,589	124,098,058

Netherlands | 7.8%
Ferrovial SE	21,377,935	676,862,524

Portugal | 0.9%
Redes Energeticas Nacionais SGPS SA	28,915,003	78,754,103

The accompanying notes are an integral part of these financial statements.

64    Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Listed Infrastructure Portfolio (continued)

Spain | 1.9%
Aena SME SA	1,048,200	$169,436,053

Switzerland | 2.4%
Flughafen Zurich AG	1,007,315	209,364,911

United Kingdom | 17.8%
National Grid PLC	51,652,279	682,539,314
Pennon Group PLC (^)	14,334,169	129,616,967
Severn Trent PLC	11,243,155	366,269,775
United Utilities Group PLC	29,961,803	365,901,825
		1,544,327,881
United States | 28.1%
American Electric Power Co., Inc.	2,082,100	175,312,820
CSX Corp.	12,207,836	416,287,208
Exelon Corp.	10,275,800	418,636,092
Norfolk Southern Corp.	3,127,319	709,150,856
Pinnacle West Capital Corp.	3,770,819	307,170,916
Union Pacific Corp.	2,032,500	415,890,150
		2,442,448,042
Total Common Stocks (Cost $7,509,818,471)		8,043,924,223

Short-Term Investments | 6.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $567,676,972)	567,676,972	567,676,972

Total Investments | 99.0% (Cost $8,077,495,443) (»)		$8,611,601,195

Cash and Other Assets in Excess of Liabilities | 1.0%		88,545,510

Net Assets | 100.0%		$8,700,146,705

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    65

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at June 30, 2023:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

EUR	164,637,283	USD	180,154,956	HSB	09/28/23	$257,315	$—
USD	6,004,810	CAD	7,936,858	BNP	09/28/23	5,694	—
USD	37,789,745	CHF	33,628,905	BNP	09/28/23	—	118,720
USD	63,643,133	AUD	93,788,696	BNP	09/28/23	1,017,804	—
USD	89,519,104	HKD	699,287,435	BNP	09/28/23	105,786	—
USD	341,434,331	EUR	311,045,214	BNP	09/28/23	585,815	—
USD	180,217,458	GBP	141,628,060	CAN	09/28/23	315,196	—
USD	441,868,172	EUR	402,598,695	CAN	09/28/23	693,829	—
USD	45,059,331	CAD	59,557,621	CIT	09/28/23	42,389	—
USD	114,160,309	AUD	168,234,120	CIT	09/28/23	1,825,693	—
USD	251,247,584	EUR	228,498,294	CIT	09/28/23	855,355	—
USD	59,241,665	CAD	78,290,644	HSB	09/28/23	65,269	—
USD	63,996,147	HKD	499,931,502	HSB	09/28/23	73,170	—
USD	174,347,711	AUD	256,916,971	HSB	09/28/23	2,797,080	—
USD	500,629,944	EUR	455,383,081	HSB	09/28/23	1,613,594	—
USD	600,994,353	GBP	472,267,094	HSB	09/28/23	1,099,684	—
USD	376,790,730	EUR	343,204,717	MEL	09/28/23	701,297	—
USD	39,134,469	CAD	51,721,014	MSC	09/28/23	40,868	—
USD	101,483,764	HKD	792,781,015	MSC	09/28/23	116,032	—
USD	102,291,943	AUD	150,725,237	MSC	09/28/23	1,648,497	—
USD	224,939,305	GBP	176,771,258	MSC	09/28/23	396,590	—
USD	365,946,649	GBP	287,543,579	RBC	09/28/23	696,005	—
USD	536,080,154	EUR	487,948,432	RBC	09/28/23	1,378,150	—
USD	9,670,046	HKD	75,539,980	SCB	09/28/23	11,242	—
USD	19,135,613	CAD	25,288,670	SCB	09/28/23	21,039	—
USD	23,225,402	CHF	20,630,765	SCB	09/28/23	—	30,800
USD	38,251,482	CHF	34,019,338	SCB	09/28/23	—	97,102
USD	54,952,073	CAD	72,572,840	SCB	09/28/23	97,510	—
USD	94,544,709	HKD	738,578,538	SSB	09/28/23	107,494	—
USD	105,428,596	CHF	93,828,288	SSB	09/28/23	—	340,127
USD	123,879,666	AUD	182,563,928	SSB	09/28/23	1,976,637	—
USD	282,844,701	GBP	222,226,789	SSB	09/28/23	562,350	—
USD	416,570,124	EUR	379,251,752	SSB	09/28/23	979,750	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$20,087,134	$586,749

The accompanying notes are an integral part of these financial statements.

66    Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Strategic Equity Portfolio

Common Stocks | 99.4%

Austria | 0.7%
BAWAG Group AG	1,662	$76,747

Canada | 4.4%
Canadian Pacific Kansas City Ltd.	2,038	164,609
Toromont Industries Ltd.	1,952	160,360
Trisura Group Ltd. (*)	6,138	174,074
		499,043
China | 2.1%
Tencent Holdings Ltd.	3,600	153,225
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	16,300	81,278
		234,503
Denmark | 4.5%
Genmab AS (*)	282	107,032
Novo Nordisk AS, Class B	1,765	285,072
Vestas Wind Systems AS (*)	4,526	120,251
		512,355
France | 1.8%
Pernod Ricard SA	940	207,683

Germany | 3.9%
Continental AG	1,304	98,275
Gerresheimer AG	1,235	138,929
Hensoldt AG	2,372	77,854
MTU Aero Engines AG	459	118,929
		433,987
Hong Kong | 1.8%
AIA Group Ltd.	20,200	206,104

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    67

Description	Shares	Fair Value

Lazard Global Strategic Equity Portfolio (continued)

India | 1.5%
HDFC Bank Ltd. ADR	2,394	$166,862

Ireland | 1.3%
Ryanair Holdings PLC ADR (*)	1,367	151,190

Israel | 3.3%
Bank Leumi Le-Israel BM	25,085	187,947
Tel Aviv Stock Exchange Ltd. (*)	34,917	180,267
		368,214
Italy | 1.1%
BFF Bank SpA	11,756	128,872

Japan | 7.3%
BayCurrent Consulting, Inc.	5,600	210,389
Kadokawa Corp.	6,800	163,086
Koito Manufacturing Co. Ltd.	5,400	98,013
Lasertec Corp.	1,000	151,139
Renesas Electronics Corp. (*)	10,500	198,710
		821,337
Mexico | 1.9%
Arca Continental SAB de CV	21,300	218,936

Netherlands | 2.9%
Akzo Nobel NV	1,069	87,349
Universal Music Group NV	10,944	243,149
		330,498
Portugal | 1.5%
Energias de Portugal SA	33,372	163,351

Switzerland | 2.8%
ABB Ltd.	4,624	181,946
Idorsia Ltd. (*)	4,300	31,040

The accompanying notes are an integral part of these financial statements.

68    Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Strategic Equity Portfolio (continued)

Partners Group Holding AG	109	$102,634
		315,620
Taiwan | 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	335,436

United Kingdom | 4.7%
Allfunds Group PLC	11,853	72,470
Coca-Cola Europacific Partners PLC	3,480	224,052
RELX PLC	6,932	231,138
		527,660
United States | 48.9%
Accenture PLC, Class A	675	208,291
Activision Blizzard, Inc. (*)	1,350	113,805
Advanced Micro Devices, Inc. (*)	1,210	137,831
Alphabet, Inc., Class A (*)	3,747	448,516
Amphenol Corp., Class A	2,406	204,390
Analog Devices, Inc.	621	120,977
Aon PLC, Class A	820	283,064
Applied Materials, Inc.	1,313	189,781
Aptiv PLC (*)	1,127	115,055
Bank of America Corp.	3,637	104,346
Boston Scientific Corp. (*)	2,892	156,428
CyberArk Software Ltd. (*)	631	98,644
Estee Lauder Cos., Inc., Class A	807	158,479
Helmerich & Payne, Inc.	3,997	141,694
Intercontinental Exchange, Inc.	1,932	218,471
Intuit, Inc.	199	91,180
IQVIA Holdings, Inc. (*)	1,330	298,944
Johnson & Johnson	1,024	169,492
Marsh & McLennan Cos., Inc.	592	111,343
Microsoft Corp.	1,995	679,377
S&P Global, Inc.	894	358,396
Synopsys, Inc. (*)	248	107,982
Thermo Fisher Scientific, Inc.	636	331,833

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    69

Description	Shares	Fair Value

Lazard Global Strategic Equity Portfolio (concluded)

UnitedHealth Group, Inc.	625	$300,400
Visa, Inc., Class A	785	186,422
Zoetis, Inc.	993	171,004
		5,506,145
Total Common Stocks (Cost $10,812,158)		11,204,543

Short-Term Investments | 0.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $65,753)	65,753	65,753

Total Investments | 100.0% (Cost $10,877,911)		$11,270,296

Cash and Other Assets in Excess of Liabilities | 0.0%		710

Net Assets | 100.0%		$11,271,006

The accompanying notes are an integral part of these financial statements.

70    Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio

Common Stocks | 92.5%

Australia | 4.3%
Allkem Ltd. (*)	400	$4,322
Aristocrat Leisure Ltd.	890	23,046
Brambles Ltd.	3,125	30,077
Charter Hall Group REIT	697	4,992
Coronado Global Resources, Inc.	2,153	2,218
New Hope Corp. Ltd.	650	2,118
Perseus Mining Ltd.	6,270	6,963
Pilbara Minerals Ltd.	4,797	15,819
Qantas Airways Ltd. (*)	1,338	5,548
Sonic Healthcare Ltd.	466	11,084
South32 Ltd.	1,034	2,608
WiseTech Global Ltd.	318	17,036
Yancoal Australia Ltd.	1,500	4,601
		130,432
Austria | 0.3%
Wienerberger AG	247	7,565

Brazil | 0.4%
Banco Santander Brasil SA	400	2,559
BB Seguridade Participacoes SA	900	5,784
Suzano SA	300	2,770
		11,113
Canada | 7.2%
Agnico Eagle Mines Ltd.	195	9,737
ARC Resources Ltd.	311	4,148
Canadian Natural Resources Ltd.	100	5,622
CGI, Inc. (*)	313	33,007
Constellation Software, Inc.	21	43,510
Dollarama, Inc.	483	32,712
Element Fleet Management Corp.	502	7,647
iA Financial Corp., Inc.	68	4,633

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    71

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Manulife Financial Corp.	1,845	$34,874
Metro, Inc.	153	8,641
Quebecor, Inc., Class B	127	3,130
Shopify, Inc. Class A (*)	129	8,337
Torex Gold Resources, Inc. (*)	696	9,888
Tourmaline Oil Corp.	224	10,554
		216,440
China | 9.5%
Alibaba Group Holding Ltd. (*)	2,300	23,920
Alibaba Group Holding Ltd. ADR (*)	94	7,835
Baidu, Inc. ADR (*)	68	9,310
Bank of China Ltd., Class H	29,000	11,629
Beijing Enterprises Holdings Ltd.	1,000	3,631
China Longyuan Power Group Corp. Ltd., Class H	14,000	14,467
China Merchants Bank Co. Ltd., Class H	500	2,274
China Tower Corp. Ltd., Class H	178,000	19,814
China Yongda Automobiles Services Holdings Ltd.	5,500	2,774
Contemporary Amperex Technology Co. Ltd., Class A	200	6,316
CSPC Pharmaceutical Group Ltd.	8,000	6,981
Foxconn Industrial Internet Co. Ltd., Class A	1,800	6,262
Haidilao International Holding Ltd.	3,000	6,635
JD.com, Inc., Class A	350	5,954
KE Holdings, Inc. ADR (*)	194	2,881
Kunlun Energy Co. Ltd.	4,000	3,155
NetEase, Inc.	1,300	25,263
PDD Holdings, Inc. ADR (*)	79	5,462
PetroChina Co. Ltd., Class H	30,000	20,848
PICC Property & Casualty Co. Ltd., Class H	2,000	2,229
Ping An Insurance (Group) Co. of China Ltd., Class H	2,500	16,018
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	200	8,254
Sinopharm Group Co. Ltd., Class H	800	2,508
SITC International Holdings Co. Ltd.	4,000	7,341
Tencent Holdings Ltd.	700	29,794
Tencent Music Entertainment Group ADR (*)	1,244	9,181
Vipshop Holdings Ltd. ADR (*)	449	7,409

The accompanying notes are an integral part of these financial statements.

72    Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Yangzijiang Shipbuilding Holdings Ltd.	9,600	$10,648
ZTO Express Cayman, Inc. ADR	204	5,116
		283,909
Colombia | 0.1%
Bancolombia SA ADR	78	2,081

Denmark | 3.3%
AP Moller - Maersk AS, Class B	1	1,759
Novo Nordisk AS, Class B	572	92,386
Pandora AS	67	5,987
		100,132
France | 7.9%
Airbus SE	21	3,036
AXA SA	586	17,312
BNP Paribas SA	458	28,932
Capgemini SE	91	17,239
Cie de Saint-Gobain	397	24,184
Hermes International	12	26,105
L’Oreal SA	51	23,801
La Francaise des Jeux SAEM	408	16,064
Rexel SA	145	3,585
Societe Generale SA	288	7,497
TotalEnergies SE	175	10,030
Valeo SA	147	3,154
Verallia SA	270	10,137
Vinci SA	394	45,794
		236,870
Germany | 3.8%
Beiersdorf AG	45	5,954
Deutsche Bank AG	1,295	13,589
Deutsche Post AG	221	10,792
GEA Group AG	169	7,063
Hapag-Lloyd AG	21	4,259

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    73

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

HUGO BOSS AG	226	$17,642
Infineon Technologies AG	724	29,858
Merck KGaA	19	3,141
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16	6,000
Rational AG	3	2,171
Talanx AG (*)	52	2,981
Telefonica Deutschland Holding AG	3,824	10,746
		114,196
Greece | 0.6%
Eurobank Ergasias Services & Holdings SA (*)	3,920	6,461
Hellenic Telecommunications Organization SA	157	2,690
National Bank of Greece SA (*)	919	5,976
Piraeus Financial Holdings SA (*)	1,153	3,786
		18,913
Hong Kong | 1.2%
Kerry Properties Ltd.	1,000	2,074
Swire Pacific Ltd., Class A	2,000	15,387
United Energy Group Ltd. (*)	30,000	2,921
WH Group Ltd.	31,500	16,740
		37,122
India | 3.7%
Dr Reddy’s Laboratories Ltd. ADR	240	15,146
GAIL India Ltd. GDR	1,510	11,778
ICICI Bank Ltd. ADR	513	11,840
Larsen & Toubro Ltd. GDR	405	12,191
Mahindra & Mahindra Ltd. GDR	693	12,266
Reliance Industries Ltd. GDR	193	12,024
State Bank of India GDR	496	34,770
		110,015

The accompanying notes are an integral part of these financial statements.

74    Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Indonesia | 0.1%
First Resources Ltd.	2,000	$2,055
Golden Agri-Resources Ltd.	12,700	2,301
		4,356
Ireland | 0.4%
AerCap Holdings NV (*)	177	11,243

Israel | 0.1%
Check Point Software Technologies Ltd. (*)	22	2,764

Italy | 2.5%
Banco BPM SpA	1,925	8,962
Ferrari NV	14	4,583
Moncler SpA	360	24,910
Poste Italiane SpA	277	3,005
Reply SpA	22	2,498
UniCredit SpA	1,360	31,716
		75,674
Japan | 14.2%
77 Bank Ltd.	500	8,957
Chugai Pharmaceutical Co. Ltd.	1,400	39,816
Concordia Financial Group Ltd.	800	3,153
Daiwa Securities Group, Inc.	600	3,105
Electric Power Development Co. Ltd.	300	4,410
H.U. Group Holdings, Inc.	400	7,648
Honda Motor Co. Ltd.	500	15,104
Japan Post Bank Co. Ltd.	1,700	13,319
Japan Post Holdings Co. Ltd.	6,500	46,739
Japan Tobacco, Inc.	2,400	52,606
Kirin Holdings Co. Ltd.	400	5,842
Lawson, Inc.	100	4,442
Mitsui & Co. Ltd.	900	33,864
Mizuho Financial Group, Inc.	600	9,158
MS&AD Insurance Group Holdings, Inc.	200	7,126

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    75

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Nippon Telegraph & Telephone Corp.	5,000	$5,925
Nishi-Nippon Financial Holdings, Inc.	1,100	9,829
Nissan Chemical Corp.	200	8,619
ORIX Corp.	600	10,973
Otsuka Holdings Co. Ltd.	600	21,990
Panasonic Holdings Corp.	300	3,675
Shin-Etsu Chemical Co. Ltd.	1,765	58,663
SKY Perfect JSAT Holdings, Inc.	1,200	4,783
Softbank Corp.	1,800	19,256
Subaru Corp.	500	9,460
Suntory Beverage & Food Ltd.	100	3,626
Tokyo Kiraboshi Financial Group, Inc.	100	2,185
Toyota Motor Corp.	300	4,794
Yakult Honsha Co. Ltd.	100	6,336
ZOZO, Inc.	100	2,070
		427,473
Luxembourg | 0.1%
Reinet Investments SCA	130	2,880

Mexico | 0.8%
Coca-Cola Femsa SAB de CV ADR	237	19,745
Kimberly-Clark de Mexico SAB de CV, Series A	1,300	2,891
		22,636
Netherlands | 3.8%
ASML Holding NV	71	51,395
Shell PLC	824	24,533
Wolters Kluwer NV	291	36,950
		112,878
Philippines | 0.2%
International Container Terminal Services, Inc.	1,510	5,569

Poland | 0.2%
Polski Koncern Naftowy ORLEN SA	403	6,388

The accompanying notes are an integral part of these financial statements.

76    Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Portugal | 0.7%
Jeronimo Martins SGPS SA	747	$20,595

Singapore | 1.5%
Jardine Cycle & Carriage Ltd.	600	15,486
STMicroelectronics NV	566	28,158
		43,644
South Africa | 0.7%
Gold Fields Ltd. ADR	1,277	17,661
Standard Bank Group Ltd.	369	3,480
		21,141
South Korea | 3.8%
DB Insurance Co. Ltd.	99	5,623
Doosan Bobcat, Inc.	73	3,266
Hyundai Rotem Co. Ltd. (*)	103	2,868
Industrial Bank of Korea	355	2,791
Kia Corp.	452	30,479
LG Innotek Co. Ltd.	12	2,841
Meritz Financial Group, Inc.	183	5,791
POSCO Holdings, Inc.	43	12,760
Samsung Electronics Co. Ltd.	799	44,038
Samsung SDI Co. Ltd.	6	3,070
		113,527
Spain | 2.7%
Banco Santander SA	757	2,809
Iberdrola SA	4,030	52,639
Industria de Diseno Textil SA	666	25,876
		81,324
Sweden | 1.6%
Assa Abloy AB, Class B	442	10,610
Atlas Copco AB, A Shares	1,643	23,696
Betsson AB, Class B	762	8,117

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    77

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Boliden AB	75	$2,171
Volvo AB, Class B	204	4,231
		48,825
Switzerland | 2.1%
Belimo Holding AG	11	5,488
Novartis AG	208	20,993
UBS Group AG	1,683	34,242
VAT Group AG	7	2,899
		63,622
Taiwan | 3.8%
Delta Electronics, Inc.	3,000	33,358
Grape King Bio Ltd.	1,000	5,400
International Games System Co. Ltd.	1,000	19,947
Micro-Star International Co. Ltd.	1,000	5,689
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000	37,271
Unimicron Technology Corp.	1,000	5,708
United Microelectronics Corp.	2,000	3,139
Yang Ming Marine Transport Corp.	1,000	2,032
		112,544
Thailand | 0.4%
Bumrungrad Hospital Public Co. Ltd. (‡)	900	5,737
Delta Electronics Thailand PCL (‡)	2,300	5,968
		11,705
United Kingdom | 6.3%
3i Group PLC	154	3,824
4imprint Group PLC	54	3,297
Ashtead Group PLC	115	7,986
AstraZeneca PLC ADR	95	6,799
Barclays PLC	1,690	3,301
BP PLC	648	3,797
Britvic PLC	762	8,289
Compass Group PLC	251	7,021

The accompanying notes are an integral part of these financial statements.

78    Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Harbour Energy PLC	1,836	$5,338
HSBC Holdings PLC	1,424	11,263
JD Sports Fashion PLC	4,110	7,618
Johnson Service Group PLC	3,808	5,003
London Stock Exchange Group PLC	62	6,570
Man Group PLC	1,910	5,298
Marks & Spencer Group PLC (*)	2,963	7,249
NatWest Group PLC	5,799	17,805
RELX PLC	202	6,734
Rolls-Royce Holdings PLC (*)	1,600	3,073
Standard Chartered PLC	2,359	20,573
Tesco PLC	1,486	4,696
Unilever PLC	743	38,680
Virgin Money UK PLC	1,377	2,619
Vodafone Group PLC	2,403	2,267
		189,100
United States | 4.2%
GSK PLC	2,296	40,558
Roche Holding AG	166	50,729
Schneider Electric SE	121	22,054
Stellantis NV	800	14,061
		127,402
Total Common Stocks (Cost $2,558,817)		2,774,078

Preferred Stocks | 3.4%

Brazil | 1.0%
Petroleo Brasileiro SA	5,000	30,836

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    79

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (concluded)

Germany | 2.4%
Bayerische Motoren Werke AG	582	$66,175
Dr Ing hc F Porsche AG	24	2,979
Schaeffler AG	381	2,347
		71,501
Total Preferred Stocks (Cost $96,448)		102,337

Total Investments | 95.9% (Cost $2,655,265)		$2,876,415

Cash and Other Assets in Excess of Liabilities | 4.1%		123,823

Net Assets | 100.0%		$3,000,238

The accompanying notes are an integral part of these financial statements.

80    Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Portfolio

Common Stocks | 95.3%

Canada | 3.5%
Gildan Activewear, Inc.	350,237	$11,291,657
Suncor Energy, Inc.	699,053	20,505,906
TMX Group Ltd.	429,380	9,662,063
		41,459,626
China | 4.2%
Alibaba Group Holding Ltd. (*)	1,120,600	11,654,314
Autohome, Inc. ADR	289,018	8,427,765
ENN Energy Holdings Ltd.	813,400	10,164,835
ESR Group Ltd.	4,162,600	7,166,244
Li Ning Co. Ltd.	1,033,000	5,586,605
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,314,686	6,555,532
		49,555,295
Denmark | 2.3%
AP Moller - Maersk AS, Class B	3,607	6,345,792
Carlsberg AS, Class B	129,512	20,708,002
		27,053,794
Finland | 1.7%
Nordea Bank Abp	1,863,276	20,301,497

France | 11.5%
Air Liquide SA	126,136	22,613,922
Airbus SE	111,752	16,154,349
Bureau Veritas SA	410,647	11,263,958
Capgemini SE	82,989	15,721,541
Engie SA	2,130,448	35,436,025
Pernod Ricard SA	82,737	18,279,858
Thales SA	113,258	16,953,362
		136,423,015

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    81

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Germany | 10.0%
Continental AG	248,908	$18,758,782
Covestro AG (*)	177,752	9,229,841
Infineon Technologies AG	351,832	14,509,738
Merck KGaA	114,696	18,962,963
MTU Aero Engines AG	66,291	17,176,302
Rheinmetall AG	52,140	14,316,073
Siemens Healthineers AG	305,900	17,313,093
Vonovia SE	392,022	7,654,038
		117,920,830
Hong Kong | 1.3%
AIA Group Ltd.	1,503,000	15,335,385

Ireland | 2.1%
Ryanair Holdings PLC ADR (*)	221,585	24,507,301

Israel | 1.5%
Bank Leumi Le-Israel BM	2,428,093	18,192,241

Italy | 2.8%
Enel SpA	2,716,910	18,301,896
UniCredit SpA	639,370	14,910,228
		33,212,124
Japan | 16.1%
Asics Corp.	680,400	21,053,816
Bandai Namco Holdings, Inc.	622,800	14,411,206
BayCurrent Consulting, Inc.	334,100	12,551,979
Daikin Industries Ltd.	102,100	20,841,129
Disco Corp.	101,600	16,073,593
Hitachi Ltd.	203,800	12,613,510
MatsukiyoCocokara & Co.	427,000	23,995,063
Renesas Electronics Corp. (*)	616,700	11,670,915
Shimano, Inc.	45,800	7,666,313
Sumitomo Mitsui Financial Group, Inc.	433,200	18,541,460

The accompanying notes are an integral part of these financial statements.

82    Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Suzuki Motor Corp.	407,200	$14,797,132
Yamaha Corp.	416,600	16,020,687
		190,236,803
Mexico | 1.8%
Arca Continental SAB de CV	2,057,912	21,152,599

Netherlands | 3.8%
Akzo Nobel NV	237,733	19,425,287
Universal Music Group NV	758,316	16,847,950
Wolters Kluwer NV	70,697	8,976,743
		45,249,980
Portugal | 0.7%
Galp Energia SGPS SA	761,682	8,905,884

Singapore | 1.4%
DBS Group Holdings Ltd.	696,120	16,276,911

South Africa | 1.1%
Anglo American PLC	469,666	13,312,398

South Korea | 1.0%
SK Hynix, Inc.	128,181	11,302,283

Spain | 1.3%
Industria de Diseno Textil SA	387,048	15,037,690

Sweden | 1.1%
Sandvik AB	645,411	12,602,686

Switzerland | 2.9%
ABB Ltd.	586,357	23,072,152
DSM-Firmenich AG (*)	105,548	11,358,575
		34,430,727

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    83

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Taiwan | 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	176,991	$17,861,932

United Kingdom | 13.6%
3i Group PLC	903,842	22,446,220
BP PLC	3,408,096	19,967,501
Coca-Cola Europacific Partners PLC	343,476	22,113,974
Compass Group PLC	692,735	19,378,044
RELX PLC	1,195,194	39,845,866
Unilever PLC	518,086	27,014,302
WPP PLC	923,146	9,649,685
		160,415,592
United States | 8.1%
Aon PLC, Class A	101,615	35,077,498
ICON PLC (*)	111,332	27,855,267
Roche Holding AG	109,706	33,525,659
		96,458,424
Total Common Stocks (Cost $962,309,278)		1,127,205,017

Preferred Stocks | 2.1%

Brazil | 1.1%
Itau Unibanco Holding SA	2,222,100	13,189,107

Germany | 1.0%
Henkel AG & Co. KGaA	142,872	11,420,716

Total Preferred Stocks (Cost $22,734,406)		24,609,823

The accompanying notes are an integral part of these financial statements.

84    Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Portfolio (concluded)

Short-Term Investments | 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $22,950,727)	22,950,727	$22,950,727

Total Investments | 99.3% (Cost $1,007,994,411)		$1,174,765,567

Cash and Other Assets in Excess of Liabilities | 0.7%		8,252,169

Net Assets | 100.0%		$1,183,017,736

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    85

Description	Shares	Fair Value

Lazard International Equity Select Portfolio

Common Stocks | 95.3%

Belgium | 0.8%
KBC Group NV	6,667	$466,215

Canada | 1.8%
Suncor Energy, Inc.	32,877	964,408

China | 8.8%
Alibaba Group Holding Ltd. (*)	94,800	985,926
Autohome, Inc. ADR	11,312	329,858
China Longyuan Power Group Corp. Ltd., Class H	91,000	94,038
ENN Energy Holdings Ltd.	60,800	759,801
ESR Group Ltd.	191,800	330,199
Li Ning Co. Ltd.	101,500	548,926
Sungrow Power Supply Co. Ltd., Class A	36,300	583,671
Tencent Holdings Ltd.	21,100	898,069
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	60,498	301,666
		4,832,154
Denmark | 3.0%
Carlsberg AS, Class B	5,035	805,059
Novo Nordisk AS, Class B	5,103	824,205
		1,629,264
Finland | 1.3%
Sampo Oyj, A Shares	15,865	711,528

France | 13.4%
Air Liquide SA	6,539	1,172,325
Airbus SE	7,270	1,050,917
Bureau Veritas SA	29,917	820,617
Capgemini SE	2,345	444,240
Engie SA	84,915	1,412,403
Legrand SA	8,505	843,710
Pernod Ricard SA	3,234	714,518

The accompanying notes are an integral part of these financial statements.

86    Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Thales SA	5,733	$858,161
		7,316,891
Germany | 6.4%
Continental AG	8,387	632,081
Covestro AG (*)	8,408	436,589
Infineon Technologies AG	13,788	568,624
Merck KGaA	3,927	649,260
MTU Aero Engines AG	2,413	625,219
Siemens Healthineers AG	10,391	588,102
		3,499,875
Hong Kong | 2.3%
AIA Group Ltd.	124,600	1,271,317

India | 2.1%
ICICI Bank Ltd. ADR	49,031	1,131,635

Indonesia | 2.2%
PT Bank Mandiri (Persero) Tbk	2,213,100	774,916
PT Telkom Indonesia (Persero) Tbk ADR	15,823	422,000
		1,196,916
Ireland | 2.3%
Ryanair Holdings PLC ADR (*)	11,293	1,249,006

Japan | 9.5%
Bandai Namco Holdings, Inc.	18,700	432,706
Daikin Industries Ltd.	4,400	898,149
Disco Corp.	3,700	585,357
Hoya Corp.	6,400	763,452
Nomura Research Institute Ltd.	32,800	904,590
Recruit Holdings Co. Ltd.	13,500	430,833
Renesas Electronics Corp. (*)	23,000	435,270
Shimano, Inc.	2,200	368,251
Suzuki Motor Corp.	10,700	388,824
		5,207,432

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    87

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Mexico | 1.7%
Grupo Financiero Banorte SAB de CV, Class O	112,700	$929,740

Netherlands | 5.3%
Akzo Nobel NV	8,671	708,512
ASM International NV	1,249	531,174
IMCD NV	2,810	404,189
Universal Music Group NV	36,828	818,229
Wolters Kluwer NV	3,444	437,301
		2,899,405
Singapore | 1.0%
DBS Group Holdings Ltd.	22,500	526,102

South Africa | 0.7%
Anglo American PLC	13,651	386,929

South Korea | 0.9%
SK Hynix, Inc.	5,910	521,111

Spain | 0.9%
Amadeus IT Group SA (*)	6,387	486,953

Switzerland | 4.5%
ABB Ltd.	23,962	942,864
Cie Financiere Richemont SA, Class A	5,273	894,689
DSM-Firmenich AG (*)	5,668	609,963
		2,447,516
Taiwan | 3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	99,000	1,844,897

United Kingdom | 14.0%
BP PLC	354,756	2,078,460
Coca-Cola Europacific Partners PLC	9,464	609,320
Compass Group PLC	48,206	1,348,478
HSBC Holdings PLC	122,640	970,009

The accompanying notes are an integral part of these financial statements.

88    Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (concluded)

RELX PLC	46,626	$1,554,437
Unilever PLC	20,689	1,078,776
		7,639,480
United States | 9.0%
Accenture PLC, Class A	1,737	536,004
Aon PLC, Class A	4,202	1,450,530
ICON PLC (*)	3,829	958,016
Linde PLC	1,966	749,307
Roche Holding AG	4,049	1,237,356
		4,931,213
Total Common Stocks (Cost $45,169,817)		52,089,987

Preferred Stocks | 2.0%

Brazil | 1.2%
Itau Unibanco Holding SA	108,700	645,181

Germany | 0.8%
Henkel AG & Co. KGaA	5,262	420,627

Total Preferred Stocks (Cost $906,825)		1,065,808

Short-Term Investments | 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $1,049,720)	1,049,720	1,049,720

Total Investments | 99.2% (Cost $47,126,362)		$54,205,515

Cash and Other Assets in Excess of Liabilities | 0.8%		431,502

Net Assets | 100.0%		$54,637,017

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    89

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio

Common Stocks | 95.7%

Australia | 1.5%
Computershare Ltd.	202,086	$3,163,978

Canada | 7.3%
Dollarama, Inc.	91,627	6,205,529
National Bank of Canada	63,047	4,697,293
Toromont Industries Ltd.	52,194	4,287,807
		15,190,629
China | 2.1%
Tencent Holdings Ltd.	103,100	4,388,197

Denmark | 4.1%
Coloplast AS, Class B	20,797	2,600,199
Genmab AS (*)	15,840	6,012,009
		8,612,208
France | 9.2%
Legrand SA	43,635	4,328,665
LVMH Moet Hennessy Louis Vuitton SE	9,320	8,795,525
Pernod Ricard SA	27,180	6,005,131
		19,129,321
Germany | 4.4%
SAP SE	40,421	5,519,243
Scout24 SE	55,775	3,535,572
		9,054,815
Hong Kong | 1.8%
AIA Group Ltd.	375,400	3,830,275

India | 3.4%
HDFC Bank Ltd. ADR	102,438	7,139,929

The accompanying notes are an integral part of these financial statements.

90    Semi-Annual Report

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio (continued)

Israel | 2.1%
Check Point Software Technologies Ltd. (*)	35,099	$4,409,136

Japan | 8.3%
Advantest Corp.	37,300	4,996,882
Hoya Corp.	35,400	4,222,845
Pigeon Corp.	66,600	918,798
Shimano, Inc.	12,400	2,075,595
SMS Co. Ltd.	125,400	2,512,779
Toei Animation Co. Ltd.	28,000	2,589,481
		17,316,380
Netherlands | 8.3%
ASML Holding NV	11,471	8,303,524
Universal Music Group NV	164,870	3,663,013
Wolters Kluwer NV	41,630	5,285,964
		17,252,501
Norway | 1.9%
AutoStore Holdings Ltd. (*)	767,481	1,676,633
Gjensidige Forsikring ASA	141,699	2,271,072
		3,947,705
South Africa | 2.2%
Clicks Group Ltd.	335,837	4,669,770

Spain | 2.5%
Industria de Diseno Textil SA	133,341	5,180,599

Sweden | 4.5%
Assa Abloy AB, Class B	194,637	4,672,122
Hexagon AB, B Shares	372,026	4,580,803
		9,252,925
Switzerland | 2.6%
Partners Group Holding AG	5,633	5,303,990

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    91

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio (continued)

Taiwan | 4.3%
Lotes Co. Ltd.	64,000	$1,774,849
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	70,859	7,151,090
		8,925,939
United Kingdom | 15.8%
Allfunds Group PLC	175,814	1,074,931
Dechra Pharmaceuticals PLC	69,361	3,249,433
Diageo PLC	118,447	5,080,895
Diploma PLC	44,636	1,694,842
Intertek Group PLC	63,157	3,428,167
London Stock Exchange Group PLC	43,614	4,621,631
RELX PLC	246,146	8,207,399
Unilever PLC	106,257	5,531,659
		32,888,957
United States | 9.4%
Accenture PLC, Class A	20,722	6,394,395
Aon PLC, Class A	26,077	9,001,780
BRP, Inc.	47,983	4,056,325
		19,452,500
Total Common Stocks (Cost $191,575,486)		199,109,754

Preferred Stocks | 1.2%

Germany | 1.2%
Sartorius AG (Cost $2,825,731)	6,980	2,393,615

Short-Term Investments | 3.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $7,242,991)	7,242,991	7,242,991

The accompanying notes are an integral part of these financial statements.

92    Semi-Annual Report

Description	Fair Value

Lazard International Quality Growth Portfolio (concluded)

Total Investments | 100.4% (Cost $201,644,208)	$208,746,360

Liabilities in Excess of Cash and Other Assets | (0.4)%	(753,081)

Net Assets | 100.0%	$207,993,279

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    93

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio

Common Stocks | 98.2%

Australia | 6.2%
ALS Ltd.	15,619	$116,639
AUB Group Ltd.	12,693	250,084
Domino’s Pizza Enterprises Ltd.	2,198	68,022
GUD Holdings Ltd.	23,295	137,928
National Storage REIT	54,915	86,010
SmartGroup Corp. Ltd.	28,304	150,072
		808,755
Austria | 2.1%
BAWAG Group AG	3,771	174,134
Schoeller-Bleckmann Oilfield Equipment AG	1,698	98,449
		272,583
Belgium | 3.2%
Azelis Group NV	5,865	134,010
Recticel SA	7,706	91,662
Shurgard Self Storage Ltd. REIT	4,024	183,752
		409,424
Canada | 4.0%
Descartes Systems Group, Inc. (*)	1,234	98,851
Dream Industrial REIT	20,164	214,768
Stelco Holdings, Inc.	1,922	62,705
Trisura Group Ltd. (*)	4,808	136,355
		512,679
Denmark | 2.1%
Royal Unibrew AS	1,980	177,076
Zealand Pharma AS (*)	2,783	99,855
		276,931
Finland | 1.1%
Kemira Oyj	8,800	140,110

The accompanying notes are an integral part of these financial statements.

94    Semi-Annual Report

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (continued)

France | 0.9%
Gaztransport Et Technigaz SA	1,137	$115,779

Germany | 7.3%
Covestro AG (*)	3,056	158,684
CTS Eventim AG & Co. KGaA	1,642	103,697
Hensoldt AG	5,275	173,135
JOST Werke SE	3,398	183,847
Sirius Real Estate Ltd.	187,493	203,393
Stabilus SE	1,937	116,384
		939,140
Greece | 2.0%
JUMBO SA	9,189	252,515

Ireland | 2.1%
Dalata Hotel Group PLC (*)	31,096	157,332
Uniphar PLC	35,694	116,040
		273,372
Israel | 1.0%
Israel Discount Bank Ltd., Class A	26,599	132,242

Italy | 7.3%
Coca-Cola HBC AG	4,732	140,995
Italgas SpA	40,353	239,013
Moncler SpA	2,193	151,741
Sanlorenzo SpA	3,976	170,868
Sesa SpA	1,012	126,314
Tinexta SpA	6,537	120,289
		949,220
Japan | 26.1%
Ariake Japan Co. Ltd.	4,000	147,717
BayCurrent Consulting, Inc.	3,500	131,493
Bell System24 Holdings, Inc. (*)	16,000	151,439

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    95

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (continued)

GMO internet group, Inc.	6,600	$126,569
Hulic Co. Ltd.	24,800	212,836
MatsukiyoCocokara & Co.	4,100	230,398
MISUMI Group, Inc.	8,100	162,117
Nihon Kohden Corp.	7,500	200,454
Nippon Gas Co. Ltd.	14,200	199,041
Nippon Shinyaku Co. Ltd.	2,300	93,819
Open House Group Co. Ltd.	3,800	137,083
Persol Holdings Co. Ltd.	7,600	137,536
Relo Group, Inc.	12,900	176,041
Rorze Corp.	1,400	113,667
Shin Nippon Biomedical Laboratories Ltd.	7,600	112,916
Taiyo Yuden Co. Ltd.	4,400	125,863
TechnoPro Holdings, Inc.	6,235	135,225
Trend Micro, Inc.	3,000	145,283
Trusco Nakayama Corp.	7,200	114,384
USS Co. Ltd.	10,900	180,650
Yamaha Corp.	4,300	165,360
Zenkoku Hosho Co. Ltd.	5,242	182,425
		3,382,316
Jersey | 1.6%
JTC PLC	23,094	208,565

Mexico | 1.4%
Arca Continental SAB de CV	18,100	186,044

Netherlands | 5.0%
Aalberts NV	2,708	113,998
Akzo Nobel NV	1,942	158,682
Arcadis NV	5,902	247,103
ASM International NV	307	130,561
		650,344
New Zealand | 0.8%
Freightways Group Ltd.	19,422	99,340

The accompanying notes are an integral part of these financial statements.

96    Semi-Annual Report

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (continued)

Norway | 1.5%
Crayon Group Holding ASA (*)	20,215	$197,657

Portugal | 0.8%
Galp Energia SGPS SA	8,613	100,707

Spain | 1.1%
Bankinter SA	23,726	146,298

Sweden | 1.8%
Lindab International AB	6,726	95,625
SkiStar AB	13,259	141,919
		237,544
Switzerland | 1.1%
Emmi AG	148	142,682

United Kingdom | 16.5%
Allfunds Group PLC	15,037	91,936
Auto Trader Group PLC	17,229	133,536
Britvic PLC	12,149	132,150
ConvaTec Group PLC	61,027	159,141
Dowlais Group PLC (*)	92,435	149,022
Genuit Group. PLC	26,750	99,804
Globaldata PLC	8,357	130,001
IG Group Holdings PLC	10,569	90,844
JD Sports Fashion PLC	64,848	120,196
Jet2 PLC	11,351	179,552
Life Science REIT PLC	129,574	111,995
Marlowe PLC (*)	14,616	103,964
Smart Metering Systems PLC	12,468	109,050
Tate & Lyle PLC	14,729	136,013
Urban Logistics REIT PLC	89,282	127,267
Volution Group PLC	29,002	139,412
Weir Group PLC	5,796	129,391
		2,143,274

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    97

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (concluded)

United States | 1.2%
ICON PLC (*)	640	$160,128

Total Common Stocks (Cost $13,272,599)		12,737,649

Short-Term Investments | 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $123,353)	123,353	123,353

Total Investments | 99.2% (Cost $13,395,952)		$12,861,002

Cash and Other Assets in Excess of Liabilities | 0.8%		98,439

Net Assets | 100.0%		$12,959,441

The accompanying notes are an integral part of these financial statements.

98    Semi-Annual Report

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio

Common Stocks | 97.8%

Canada | 6.0%
CAE, Inc. (*)	2,597,997	$58,147,282
Canadian Pacific Kansas City Ltd.	809,107	65,351,537
National Bank of Canada	932,045	69,441,662
Suncor Energy, Inc.	2,792,511	81,915,061
		274,855,542
China | 1.8%
Alibaba Group Holding Ltd. ADR (*)	503,860	41,996,731
ESR Group Ltd.	24,629,200	42,401,110
		84,397,841
Denmark | 9.1%
Carlsberg AS, Class B	854,643	136,651,036
Genmab AS (*)	155,108	58,870,627
Novo Nordisk AS, Class B	1,099,532	177,589,546
Vestas Wind Systems AS (*)	1,759,021	46,735,483
		419,846,692
Finland | 1.8%
Sampo Oyj, A Shares	1,822,887	81,754,458

France | 9.3%
Airbus SE	815,187	117,839,637
Bureau Veritas SA	2,411,328	66,142,205
Engie SA	3,647,745	60,673,428
Pernod Ricard SA	462,930	102,279,449
Thales SA	535,279	80,124,834
		427,059,553
Germany | 6.3%
Continental AG	1,063,533	80,152,439
Infineon Technologies AG	1,237,970	51,054,537
Merck KGaA	437,936	72,405,003
Siemens AG	530,230	88,256,008
		291,867,987

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    99

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (continued)

Hong Kong | 1.7%
AIA Group Ltd.	7,478,600	$76,305,526

India | 1.3%
Housing Development Finance Corp. Ltd.	1,675,663	57,730,227

Ireland | 2.1%
Ryanair Holdings PLC ADR (*)	884,799	97,858,769

Israel | 2.0%
Bank Leumi Le-Israel BM	12,618,775	94,544,894

Italy | 1.1%
UniCredit SpA	2,219,214	51,752,487

Japan | 14.0%
Advantest Corp.	499,100	66,861,764
BayCurrent Consulting, Inc.	1,862,800	69,984,515
Daikin Industries Ltd.	433,900	88,569,693
Hoya Corp.	580,500	69,247,495
Kobe Bussan Co. Ltd.	1,830,700	47,323,432
Koito Manufacturing Co. Ltd.	2,521,700	45,770,479
Lasertec Corp.	755,700	114,215,467
Renesas Electronics Corp. (*)	2,481,900	46,969,424
Suzuki Motor Corp.	1,232,472	44,786,470
Yamaha Corp.	1,338,472	51,472,013
		645,200,752
Mexico | 2.1%
Arca Continental SAB de CV	9,588,500	98,557,031

Netherlands | 3.8%
Akzo Nobel NV	1,097,392	89,668,473
Universal Music Group NV	3,934,533	87,415,819
		177,084,292

The accompanying notes are an integral part of these financial statements.

100    Semi-Annual Report

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (continued)

Portugal | 1.6%
Energias de Portugal SA	15,109,154	$73,956,890

Singapore | 1.5%
DBS Group Holdings Ltd.	2,890,300	67,581,963

Sweden | 1.2%
Hexagon AB, B Shares	4,675,363	57,568,334

Switzerland | 4.1%
ABB Ltd.	2,440,389	96,025,164
Idorsia Ltd. (*)	1,550,126	11,189,754
Partners Group Holding AG	46,566	43,846,195
Sonova Holding AG	137,362	36,592,648
		187,653,761
Taiwan | 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,036,000	75,212,183

United Kingdom | 15.4%
Allfunds Group PLC	6,184,918	37,814,723
Coca-Cola Europacific Partners PLC	2,423,585	156,037,383
Compass Group PLC	4,024,956	112,591,070
HSBC Holdings PLC	13,373,165	105,773,739
Informa PLC	7,444,993	68,628,223
RELX PLC	5,113,063	170,461,386
WPP PLC	5,727,603	59,870,881
		711,177,405
United States | 10.0%
Accenture PLC, Class A	314,485	97,043,781
Aon PLC, Class A	535,212	184,755,183
CyberArk Software Ltd. (*)	378,166	59,118,691
ICON PLC (*)	477,527	119,477,255
		460,394,910

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    101

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (concluded)

Total Common Stocks (Cost $3,642,762,232)		$4,512,361,497

Short-Term Investments | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $70,531,613)	70,531,613	70,531,613

Total Investments | 99.3% (Cost $3,713,293,845)		$4,582,893,110

Cash and Other Assets in Excess of Liabilities | 0.7%		30,797,779

Net Assets | 100.0%		$4,613,690,889

The accompanying notes are an integral part of these financial statements.

102    Semi-Annual Report

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio

Common Stocks | 97.7%

Australia | 2.4%
Brambles Ltd.	10,413	$100,223
Coles Group Ltd.	6,605	81,179
Telstra Group Ltd.	57,572	165,241
Ventia Services Group Pty. Ltd.	25,583	51,819
Yancoal Australia Ltd.	16,763	51,413
		449,875
Austria | 0.3%
ANDRITZ AG	919	51,283

Belgium | 0.2%
Warehouses De Pauw CVA REIT	1,241	34,042

Canada | 3.8%
Atco Ltd., Class I	1,323	39,388
CGI, Inc. (*)	446	47,032
Constellation Software, Inc.	23	47,654
Hydro One Ltd.	5,640	161,143
Loblaw Cos. Ltd.	415	37,993
Metro, Inc.	3,637	205,413
Quebecor, Inc., Class B	3,863	95,208
Rogers Communications, Inc., Class B	880	40,149
Teekay Tankers Ltd., Class A	1,187	45,379
		719,359
Denmark | 0.9%
Novo Nordisk AS, Class B	1,032	166,682

France | 1.9%
Cie Generale des Etablissements Michelin SCA	1,156	34,173
Hermes International	25	54,386
Orange SA	22,660	265,038
		353,597

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    103

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Germany | 1.4%
Bayerische Motoren Werke AG	384	$47,161
Beiersdorf AG	1,195	158,107
Telefonica Deutschland Holding AG	18,588	52,237
		257,505
Hong Kong | 0.7%
Jardine Matheson Holdings Ltd.	800	40,577
Swire Pacific Ltd., Class A	5,500	42,315
WH Group Ltd.	107,500	57,129
		140,021
Israel | 1.1%
Bank Hapoalim BM	13,195	108,217
Bezeq The Israeli Telecommunication Corp. Ltd.	34,081	41,729
Elbit Systems Ltd.	284	59,194
		209,140
Japan | 14.6%
ABC-Mart, Inc.	2,700	146,289
Daiwa Securities Group, Inc.	23,200	120,041
Electric Power Development Co. Ltd.	6,200	91,133
FUJIFILM Holdings Corp.	900	53,452
Hachijuni Bank Ltd.	18,700	81,569
Japan Post Bank Co. Ltd.	23,900	187,249
Japan Post Holdings Co. Ltd.	31,900	229,379
Japan Post Insurance Co. Ltd.	2,800	42,097
Japan Real Estate Investment Corp. REIT	14	53,267
Japan Tobacco, Inc.	2,400	52,606
Kansai Electric Power Co., Inc.	4,400	55,281
KDDI Corp.	5,300	163,801
Kyushu Railway Co.	4,900	105,264
Lawson, Inc.	2,300	102,172
Mebuki Financial Group, Inc.	26,000	62,174
Mizuho Financial Group, Inc.	3,500	53,421
MS&AD Insurance Group Holdings, Inc.	3,100	110,458

The accompanying notes are an integral part of these financial statements.

104    Semi-Annual Report

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Nihon Kohden Corp.	4,000	$106,909
Nippon Building Fund, Inc. REIT	11	43,268
Nippon Telegraph & Telephone Corp.	127,500	151,074
Osaka Gas Co. Ltd.	10,400	159,537
Rengo Co. Ltd.	6,400	39,499
Sankyo Co. Ltd.	3,000	121,415
Sega Sammy Holdings, Inc.	5,800	124,120
Shizuoka Financial Group, Inc.	6,700	48,674
Softbank Corp.	3,600	38,513
Tokyo Gas Co. Ltd.	7,300	159,488
Yamazaki Baking Co. Ltd.	3,000	40,619
		2,742,769
Netherlands | 1.5%
Koninklijke Ahold Delhaize NV	1,534	52,324
Koninklijke KPN NV	11,782	42,061
Shell PLC	1,291	38,438
Wolters Kluwer NV	1,231	156,306
		289,129
New Zealand | 0.5%
Spark New Zealand Ltd.	33,069	103,364

Norway | 0.3%
Orkla ASA	6,553	47,060

Portugal | 0.3%
Jeronimo Martins SGPS SA	1,973	54,396

Singapore | 0.8%
Jardine Cycle & Carriage Ltd.	4,100	105,824
Sembcorp Industries Ltd.	11,900	50,648
		156,472
Spain | 0.7%
Iberdrola SA	6,752	88,194
Industria de Diseno Textil SA	1,217	47,283
		135,477

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    105

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Switzerland | 1.0%
Swisscom AG	296	$184,662

United Kingdom | 2.3%
BAE Systems PLC	4,314	50,900
HSBC Holdings PLC	10,998	86,988
Serco Group PLC	24,014	47,485
Standard Chartered PLC	6,365	55,510
Unilever PLC	3,601	187,765
		428,648
United States | 63.0%
Abbott Laboratories	2,083	227,089
Activision Blizzard, Inc. (*)	1,336	112,625
Agree Realty Corp. REIT	815	53,293
Allison Transmission Holdings, Inc.	1,425	80,455
Altria Group, Inc.	1,699	76,965
Amdocs Ltd.	2,862	282,909
Ameren Corp.	574	46,879
American International Group, Inc.	778	44,766
AmerisourceBergen Corp.	857	164,913
AMN Healthcare Services, Inc. (*)	564	61,544
Aon PLC, Class A	437	150,852
AptarGroup, Inc.	863	99,987
Assurant, Inc.	348	43,751
Automatic Data Processing, Inc.	285	62,640
Becton Dickinson & Co.	179	47,258
Biogen, Inc. (*)	141	40,164
BJ’s Wholesale Club Holdings, Inc. (*)	604	38,058
Bristol-Myers Squibb Co.	3,162	202,210
Broadcom, Inc.	104	90,213
Cadence Design Systems, Inc. (*)	374	87,710
Cal-Maine Foods, Inc.	2,618	117,810
Campbell Soup Co.	1,061	48,498
Cardinal Health, Inc.	1,059	100,150
CDW Corp.	441	80,923

The accompanying notes are an integral part of these financial statements.

106    Semi-Annual Report

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Chubb Ltd.	326	$62,775
Cigna Group	237	66,502
Cirrus Logic, Inc. (*)	577	46,743
Cisco Systems, Inc.	2,636	136,387
Clearway Energy, Inc., Class C	2,856	81,567
CME Group, Inc.	284	52,622
Cognizant Technology Solutions Corp., Class A	699	45,631
Colgate-Palmolive Co.	3,453	266,019
CommVault Systems, Inc. (*)	608	44,153
Concentrix Corp.	395	31,896
Consolidated Edison, Inc.	2,627	237,481
Corebridge Financial, Inc.	2,649	46,781
Coterra Energy, Inc.	2,443	61,808
CTS Corp.	922	39,305
CVS Health Corp.	2,312	159,829
Danaher Corp.	222	53,280
Darden Restaurants, Inc.	296	49,456
DaVita, Inc. (*)	456	45,814
Deckers Outdoor Corp. (*)	109	57,515
Deere & Co.	104	42,140
Electronic Arts, Inc.	877	113,747
Elevance Health, Inc.	83	36,876
Eli Lilly & Co.	301	141,163
Equinix, Inc. REIT	220	172,467
Everest Re Group Ltd.	325	111,104
Fiserv, Inc. (*)	1,169	147,469
General Mills, Inc.	3,033	232,631
Gilead Sciences, Inc.	3,516	270,978
Global Payments, Inc.	431	42,462
GoDaddy, Inc., Class A (*)	838	62,959
Graco, Inc.	3,345	288,841
Grand Canyon Education, Inc. (*)	343	35,401
Graphic Packaging Holding Co.	1,832	44,023
GSK PLC	2,525	44,603
H&R Block, Inc.	1,133	36,109
Hershey Co.	1,130	282,161

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    107

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Hologic, Inc. (*)	554	$44,857
Hostess Brands, Inc. (*)	1,681	42,563
Huntington Ingalls Industries, Inc.	206	46,886
Ingles Markets, Inc., Class A	458	37,854
International Seaways, Inc.	1,174	44,894
J.M. Smucker Co.	496	73,244
Johnson & Johnson	1,682	278,405
Kellogg Co.	2,116	142,618
Keysight Technologies, Inc. (*)	241	40,355
Kimberly-Clark Corp.	2,100	289,926
Kroger Co.	2,118	99,546
Lamb Weston Holdings, Inc.	634	72,878
Lockheed Martin Corp.	97	44,657
MasterCard, Inc., Class A	186	73,154
McDonald’s Corp.	745	222,315
McGrath RentCorp	430	39,766
McKesson Corp.	260	111,101
Merck & Co., Inc.	2,553	294,591
Microsoft Corp.	121	41,205
Molina Healthcare, Inc. (*)	201	60,549
NetApp, Inc.	621	47,444
NewMarket Corp.	167	67,154
NiSource, Inc.	1,567	42,857
Northrop Grumman Corp.	106	48,315
NVR, Inc. (*)	8	50,805
O’Reilly Automotive, Inc. (*)	102	97,441
Omnicom Group, Inc.	673	64,036
PACCAR, Inc.	702	58,722
PepsiCo, Inc.	1,279	236,896
Pfizer, Inc.	2,541	93,204
Pinnacle West Capital Corp.	456	37,146
PNM Resources, Inc.	1,470	66,297
Premier, Inc., Class A	1,251	34,603
Procter & Gamble Co.	1,938	294,072
Public Storage REIT	596	173,960
Qualys, Inc. (*)	366	47,276

The accompanying notes are an integral part of these financial statements.

108    Semi-Annual Report

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Regeneron Pharmaceuticals, Inc. (*)	129	$92,692
Republic Services, Inc.	697	106,759
Roche Holding AG	349	106,653
SBA Communications Corp. REIT	429	99,425
Stride, Inc. (*)	1,008	37,528
Stryker Corp.	157	47,899
Synopsys, Inc. (*)	156	67,924
Texas Roadhouse, Inc.	345	38,737
Thermo Fisher Scientific, Inc.	145	75,654
TJX Cos., Inc.	1,181	100,137
Toro Co.	463	47,064
Travelers Cos., Inc.	310	53,835
United Therapeutics Corp. (*)	225	49,669
UnitedHealth Group, Inc.	163	78,344
VeriSign, Inc. (*)	444	100,331
Verizon Communications, Inc.	2,250	83,677
Vertex Pharmaceuticals, Inc. (*)	307	108,036
Virtu Financial, Inc., Class A	2,906	49,664
Visa, Inc., Class A	319	75,756
VMware, Inc., Class A (*)	329	47,274
Walmart, Inc.	1,012	159,066
Waste Management, Inc.	1,750	303,485
Western Union Co.	4,536	53,207
White Mountains Insurance Group Ltd.	53	73,612
Xcel Energy, Inc.	2,125	132,111
Zoom Video Communications, Inc. Class A (*)	606	41,135
		11,843,626
Total Common Stocks (Cost $17,237,286)		18,367,107

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    109

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (concluded)

Short-Term Investments | 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $173,600)	173,600	$173,600

Total Investments | 98.6% (Cost $17,410,886)		$18,540,707

Cash and Other Assets in Excess of Liabilities | 1.4%		260,009

Net Assets | 100.0%		$18,800,716

The accompanying notes are an integral part of these financial statements.

110    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio

Common Stocks | 99.3%

Capital Markets | 5.9%
S&P Global, Inc.	88,122	$35,327,229

Commercial Services & Supplies | 6.5%
Waste Management, Inc.	221,831	38,469,932

Construction Materials | 4.1%
Vulcan Materials Co.	107,530	24,241,563

Consumer Staples Distribution & Retail | 8.0%
Dollar Tree, Inc. (*)	164,472	23,601,732
Sysco Corp.	325,306	24,137,705
		47,739,437
Distributors | 5.6%
LKQ Corp.	574,149	33,455,662

Diversified REITs | 4.8%
Crown Castle, Inc. REIT	250,976	28,596,205

Entertainment | 3.1%
Electronic Arts, Inc.	144,261	18,710,652

Financial Services | 5.0%
Visa, Inc., Class A	125,658	29,841,262

Health Care Equipment & Supplies | 4.1%
Envista Holdings Corp. (*)	711,887	24,090,256

Health Care Providers & Services | 7.8%
Laboratory Corp. of America Holdings	192,345	46,418,619

Hotels, Restaurants & Leisure | 4.0%
Vail Resorts, Inc.	95,333	24,001,036

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    111

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio (continued)

Interactive Media & Services | 8.9%
Alphabet, Inc., Class A (*)	440,694	$52,751,072

IT Services | 4.9%
VeriSign, Inc. (*)	127,738	28,864,956

Machinery | 5.3%
Otis Worldwide Corp.	353,725	31,485,062

Media | 2.6%
Live Nation Entertainment, Inc. (*)	166,819	15,198,879

Pharmaceuticals | 4.2%
Johnson & Johnson	152,272	25,204,061

Professional Services | 4.9%
Verisk Analytics, Inc.	128,115	28,957,834

Semiconductors & Semiconductor Equipment | 9.6%
Analog Devices, Inc.	146,052	28,452,390
Skyworks Solutions, Inc.	257,305	28,481,091
		56,933,481
Total Common Stocks (Cost $416,754,481)		590,287,198

The accompanying notes are an integral part of these financial statements.

112    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio (concluded)

Short-Term Investments | 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $6,121,556)	6,121,556	$6,121,556

Total Investments | 100.3% (Cost $422,876,037)		$596,408,754

Liabilities in Excess of Cash and Other Assets | (0.3)%		(1,801,507)

Net Assets | 100.0%		$594,607,247

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    113

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio

Common Stocks | 97.6%

Automobile Components | 1.0%
Aptiv PLC (*)	9,134	$932,490

Banks | 3.8%
Bank of America Corp.	116,547	3,343,733

Broadline Retail | 5.6%
Amazon.com, Inc. (*)	38,229	4,983,532

Capital Markets | 6.3%
Goldman Sachs Group, Inc.	6,428	2,073,287
Intercontinental Exchange, Inc.	31,293	3,538,613
		5,611,900
Commercial Services & Supplies | 3.0%
Waste Management, Inc.	15,393	2,669,454

Consumer Finance | 3.2%
American Express Co.	16,408	2,858,274

Consumer Staples Distribution & Retail | 2.7%
Sysco Corp.	32,478	2,409,868

Containers & Packaging | 1.9%
Avery Dennison Corp.	9,980	1,714,564

Financial Services | 4.1%
Visa, Inc., Class A	15,415	3,660,754

Ground Transportation | 3.4%
Norfolk Southern Corp.	13,363	3,030,194

Health Care Equipment & Supplies | 2.1%
Medtronic PLC	20,975	1,847,898

The accompanying notes are an integral part of these financial statements.

114    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio (continued)

Health Care Providers & Services | 3.6%
UnitedHealth Group, Inc.	6,751	$3,244,801

Hotels, Restaurants & Leisure | 3.4%
McDonald’s Corp.	10,149	3,028,563

Industrial Conglomerates | 3.7%
Honeywell International, Inc.	15,731	3,264,182

Industrial REITs | 2.2%
Prologis, Inc.	16,239	1,991,389

Insurance | 4.3%
Marsh & McLennan Cos., Inc.	20,468	3,849,621

Interactive Media & Services | 7.1%
Alphabet, Inc., Class A (*)	52,776	6,317,287

IT Services | 2.4%
Accenture PLC, Class A	6,991	2,157,283

Life Sciences Tools & Services | 6.3%
Danaher Corp.	14,886	3,572,640
IQVIA Holdings, Inc. (*)	9,134	2,053,049
		5,625,689
Oil, Gas & Consumable Fuels | 2.5%
ConocoPhillips	21,114	2,187,622

Personal Care Products | 1.2%
Estee Lauder Cos., Inc., Class A	5,244	1,029,817

Pharmaceuticals | 4.7%
Johnson & Johnson	25,204	4,171,766

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    115

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio (concluded)

Semiconductors & Semiconductor Equipment | 6.5%
Analog Devices, Inc.	18,891	$3,680,156
Applied Materials, Inc.	14,378	2,078,196
		5,758,352
Software | 10.6%
Microsoft Corp.	22,836	7,776,571
Salesforce, Inc (*)	7,950	1,679,517
		9,456,088
Textiles, Apparel & Luxury Goods | 2.0%
NIKE, Inc., Class B	15,731	1,736,230

Total Common Stocks (Cost $64,863,803)		86,881,351

Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $2,263,933)	2,263,933	2,263,933

Total Investments | 100.1% (Cost $67,127,736)		$89,145,284

Liabilities in Excess of Cash and Other Assets | (0.1)%		(54,085)

Net Assets | 100.0%		$89,091,199

The accompanying notes are an integral part of these financial statements.

116    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Small-Mid Cap Equity Portfolio

Common Stocks | 96.1%

Aerospace & Defense | 2.7%
Curtiss-Wright Corp.	3,312	$608,282
HEICO Corp.	2,742	485,169
		1,093,451
Automobile Components | 0.9%
Gentherm, Inc. (*)	6,748	381,330

Banks | 6.2%
Comerica, Inc.	12,997	550,553
Commerce Bancshares, Inc.	11,727	571,105
Home BancShares, Inc.	30,113	686,576
Wintrust Financial Corp.	9,583	695,918
		2,504,152
Biotechnology | 3.0%
Halozyme Therapeutics, Inc. (*)	16,044	578,707
United Therapeutics Corp. (*)	2,812	620,749
		1,199,456
Building Products | 2.7%
Armstrong World Industries, Inc.	6,030	442,964
Carlisle Cos., Inc.	2,454	629,524
		1,072,488
Capital Markets | 1.1%
Morningstar, Inc.	2,319	454,686

Chemicals | 1.9%
Ingevity Corp. (*)	8,954	520,765
Livent Corp. (*)	9,289	254,797
		775,562

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    117

Description	Shares	Fair Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

Communications Equipment | 2.2%
Ciena Corp. (*)	10,951	$465,308
F5, Inc. (*)	2,754	402,800
		868,108
Construction Materials | 0.8%
Eagle Materials, Inc.	1,671	311,508

Consumer Staples Distribution & Retail | 1.3%
US Foods Holding Corp. (*)	11,773	518,012

Containers & Packaging | 2.9%
Avery Dennison Corp.	3,500	601,300
Graphic Packaging Holding Co.	23,900	574,317
		1,175,617
Electrical Equipment | 4.4%
Array Technologies, Inc. (*)	20,834	470,848
Atkore, Inc. (*)	4,343	677,248
EnerSys	5,788	628,114
		1,776,210
Electronic Equipment, Instruments & Components | 2.6%
Cognex Corp.	9,114	510,566
Littelfuse, Inc.	1,834	534,263
		1,044,829
Energy Equipment & Services | 2.8%
Cactus, Inc., Class A	11,924	504,624
Liberty Energy, Inc.	45,250	604,992
		1,109,616
Entertainment | 1.5%
Take-Two Interactive Software, Inc. (*)	4,070	598,941

The accompanying notes are an integral part of these financial statements.

118    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

Financial Services | 1.4%
Voya Financial, Inc.	7,583	$543,777

Food Products | 2.4%
Hostess Brands, Inc. (*)	21,000	531,720
Utz Brands, Inc.	27,146	444,109
		975,829
Gas Utilities | 2.0%
New Jersey Resources Corp.	17,379	820,289

Health Care Equipment & Supplies | 4.0%
Envista Holdings Corp. (*)	18,226	616,768
Lantheus Holdings, Inc. (*)	4,357	365,639
QuidelOrtho Corp. (*)	7,339	608,110
		1,590,517
Health Care Providers & Services | 1.6%
Henry Schein, Inc. (*)	7,893	640,122

Hotel & Resort REITs | 1.0%
Summit Hotel Properties, Inc.	63,822	415,481

Hotels, Restaurants & Leisure | 2.4%
Brinker International, Inc. (*)	9,687	354,544
Wyndham Hotels & Resorts, Inc.	8,681	595,256
		949,800
Household Durables | 1.7%
Helen of Troy Ltd. (*)	6,362	687,223

Insurance | 4.6%
Brown & Brown, Inc.	11,794	811,899
Globe Life, Inc.	3,788	415,240
Reinsurance Group of America, Inc.	4,636	642,967
		1,870,106

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    119

Description	Shares	Fair Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

Interactive Media & Services | 3.6%
Cars.com, Inc. (*)	27,416	$543,385
Ziff Davis, Inc. (*)	7,096	497,146
ZoomInfo Technologies, Inc. (*)	16,197	411,242
		1,451,773
IT Services | 1.1%
Amdocs Ltd.	4,097	404,988
Squarespace, Inc., Class A (*)	1,677	52,893
		457,881
Leisure Products | 1.1%
Brunswick Corp.	4,908	425,229

Life Sciences Tools & Services | 4.2%
AbCellera Biologics, Inc. (*)	58,472	377,729
Charles River Laboratories International, Inc. (*)	1,469	308,857
ICON PLC (*)	2,151	538,180
Stevanato Group SpA	14,244	461,221
		1,685,987
Machinery | 5.0%
Columbus McKinnon Corp.	11,568	470,239
Gates Industrial Corp. PLC (*)	34,295	462,297
Middleby Corp. (*)	5,009	740,481
Nordson Corp.	1,435	356,138
		2,029,155
Office REITs | 1.3%
Alexandria Real Estate Equities, Inc.	2,292	260,119
Kilroy Realty Corp.	8,877	267,109
		527,228
Oil, Gas & Consumable Fuels | 2.6%
Antero Resources Corp. (*)	21,670	499,060
Magnolia Oil & Gas Corp., Class A	25,248	527,683
		1,026,743

The accompanying notes are an integral part of these financial statements.

120    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

Professional Services | 4.2%
Jacobs Solutions, Inc.	4,910	$583,750
Leidos Holdings, Inc.	5,865	518,935
Sterling Check Corp. (*)	47,180	578,427
		1,681,112
Residential REITs | 1.5%
Camden Property Trust	5,665	616,749

Retail REITs | 1.5%
Brixmor Property Group, Inc.	27,521	605,462

Semiconductors & Semiconductor Equipment | 1.3%
MKS Instruments, Inc.	4,812	520,177

Software | 6.4%
CyberArk Software Ltd. (*)	2,752	430,220
Dolby Laboratories, Inc., Class A	6,619	553,878
Dynatrace, Inc. (*)	5,096	262,291
N-Able, Inc. (*)	27,219	392,226
PTC, Inc. (*)	3,323	472,863
Tyler Technologies, Inc. (*)	1,121	466,863
		2,578,341
Specialty Retail | 1.8%
Five Below, Inc. (*)	2,640	518,865
Warby Parker, Inc., Class A (*)	18,527	216,581
		735,446
Textiles, Apparel & Luxury Goods | 2.4%
Steven Madden Ltd.	9,270	303,036
Tapestry, Inc.	15,437	660,704
		963,740

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    121

Description	Shares	Fair Value

Lazard US Small-Mid Cap Equity Portfolio (concluded)

Total Common Stocks (Cost $30,515,486)		$38,682,133

Total Investments | 96.1% (Cost $30,515,486)		$38,682,133

Cash and Other Assets in Excess of Liabilities | 3.9%		1,574,765

Net Assets | 100.0%		$40,256,898

The accompanying notes are an integral part of these financial statements.

122    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio

Common Stocks | 96.1%

Automobile Components | 1.0%
Aptiv PLC (*)	1,648	$168,244

Banks | 4.3%
Commerce Bancshares, Inc.	7,552	367,782
PNC Financial Services Group, Inc.	2,501	315,001
		682,783
Building Products | 2.3%
AZEK Co., Inc. (*)	3,044	92,203
Carlisle Cos., Inc.	433	111,077
Trane Technologies PLC	904	172,899
		376,179
Capital Markets | 4.7%
Charles Schwab Corp.	5,874	332,938
Intercontinental Exchange, Inc.	3,659	413,760
		746,698
Chemicals | 0.6%
Livent Corp. (*)	3,503	96,087

Commercial Services & Supplies | 3.4%
MSA Safety, Inc.	849	147,692
Waste Management, Inc.	2,283	395,918
		543,610
Communications Equipment | 1.9%
Cisco Systems, Inc.	6,030	311,992

Consumer Finance | 1.1%
American Express Co.	995	173,329

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    123

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (continued)

Consumer Staples Distribution & Retail | 1.6%
Sysco Corp.	3,512	$260,590

Containers & Packaging | 2.5%
Avery Dennison Corp.	1,348	231,586
Ball Corp.	2,919	169,915
		401,501
Electrical Equipment | 2.6%
Rockwell Automation, Inc.	1,259	414,778

Electronic Equipment, Instruments & Components | 2.1%
Amphenol Corp., Class A	2,044	173,638
Cognex Corp.	3,015	168,900
		342,538
Financial Services | 3.8%
Visa, Inc., Class A	2,547	604,862

Ground Transportation | 2.3%
Norfolk Southern Corp.	1,610	365,084

Health Care Equipment & Supplies | 3.6%
Boston Scientific Corp. (*)	6,849	370,462
Medtronic PLC	2,326	204,921
		575,383
Health Care Providers & Services | 5.2%
Humana, Inc.	527	235,638
UnitedHealth Group, Inc.	1,250	600,800
		836,438
Household Products | 2.7%
Procter & Gamble Co.	2,839	430,790

The accompanying notes are an integral part of these financial statements.

124    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (continued)

Industrial REITs | 2.5%
Prologis, Inc.	3,249	$398,425

IT Services | 3.0%
Accenture PLC, Class A	1,587	489,717

Life Sciences Tools & Services | 7.6%
Agilent Technologies, Inc.	1,668	200,577
Danaher Corp.	1,869	448,560
IQVIA Holdings, Inc. (*)	1,171	263,205
Thermo Fisher Scientific, Inc.	585	305,224
		1,217,566
Machinery | 3.9%
Deere & Co.	732	296,599
Watts Water Technologies, Inc., Class A	820	150,658
Xylem, Inc.	1,522	171,408
		618,665
Personal Care Products | 1.3%
Estee Lauder Cos., Inc., Class A	1,024	201,093

Pharmaceuticals | 5.2%
Johnson & Johnson	2,927	484,477
Zoetis, Inc.	2,049	352,858
		837,335
Semiconductors & Semiconductor Equipment | 6.7%
Analog Devices, Inc.	2,839	553,066
Applied Materials, Inc.	1,727	249,621
ON Semiconductor Corp. (*)	1,990	188,214
SolarEdge Technologies, Inc. (*)	310	83,405
		1,074,306
Software | 16.4%
Adobe, Inc. (*)	498	243,517
CyberArk Software Ltd. (*)	820	128,190

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    125

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (concluded)

Intuit, Inc.	556	$254,754
Microsoft Corp.	4,620	1,573,295
Salesforce, Inc (*)	2,078	438,998
		2,638,754
Specialty Retail | 2.6%
Home Depot, Inc.	1,367	424,645

Textiles, Apparel & Luxury Goods | 1.2%
NIKE, Inc., Class B	1,756	193,810

Total Common Stocks (Cost $12,512,468)		15,425,202

Short-Term Investments | 4.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $648,691)	648,691	648,691

Total Investments | 100.1% (Cost $13,161,159)		$16,073,893

Liabilities in Excess of Cash and Other Assets | (0.1)%		(16,633)

Net Assets | 100.0%		$16,057,260

The accompanying notes are an integral part of these financial statements.

126    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio

Common Stocks | 98.9%

Aerospace & Defense | 0.7%
Kaman Corp.	2,578	$62,723
Park Aerospace Corp.	4,501	62,114
V2X, Inc. (*)	1,633	80,931
		205,768
Air Freight & Logistics | 0.3%
Radiant Logistics, Inc. (*)	12,705	85,378

Automobile Components | 1.4%
Adient PLC (*)	1,701	65,182
Autoliv, Inc.	695	59,103
BorgWarner, Inc.	710	34,726
LCI Industries	362	45,742
Modine Manufacturing Co. (*)	1,201	39,657
Patrick Industries, Inc.	97	7,760
Standard Motor Products, Inc.	1,582	59,357
Visteon Corp. (*)	466	66,922
		378,449
Automobiles | 0.4%
Harley-Davidson, Inc.	2,794	98,377

Banks | 1.7%
Amalgamated Financial Corp.	4,257	68,495
Berkshire Hills Bancorp, Inc.	1,627	33,728
Citizens Financial Services, Inc.	133	9,928
City Holding Co.	716	64,433
Coastal Financial Corp. (*)	1,244	46,837
East West Bancorp, Inc.	729	38,484
Five Star Bancorp	1,411	31,564
Midland States Bancorp, Inc.	1,864	37,112
Peapack-Gladstone Financial Corp.	1,366	36,991

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    127

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Red River Bancshares, Inc.	323	$15,872
Southern States Bancshares, Inc.	445	9,390
Timberland Bancorp, Inc.	799	20,439
TrustCo Bank Corp.	1,402	40,111
Westamerica BanCorp	878	33,627
		487,011
Beverages | 0.7%
Coca-Cola Consolidated, Inc.	96	61,058
National Beverage Corp. (*)	971	46,948
Primo Water Corp.	6,397	80,218
		188,224
Biotechnology | 3.5%
ADMA Biologics, Inc. (*)	37,858	139,696
Arcturus Therapeutics Holdings, Inc. (*)	3,520	100,954
Avid Bioservices, Inc. (*)	3,169	44,271
Biohaven Ltd. (*)	224	5,358
Catalyst Pharmaceuticals, Inc. (*)	9,289	124,844
Denali Therapeutics, Inc. (*)	2,544	75,073
Exelixis, Inc. (*)	1,808	34,551
Halozyme Therapeutics, Inc. (*)	1,441	51,977
Ironwood Pharmaceuticals, Inc. (*)	2,675	28,462
MiNK Therapeutics, Inc. (*)	414	869
Neurocrine Biosciences, Inc. (*)	473	44,604
United Therapeutics Corp. (*)	498	109,934
Vanda Pharmaceuticals, Inc. (*)	4,309	28,396
Veracyte, Inc. (*)	1,165	29,673
Vericel Corp. (*)	2,137	80,287
Voyager Therapeutics, Inc. (*)	465	5,324
Zymeworks, Inc. (*)	8,992	77,691
		981,964
Broadline Retail | 0.4%
Macy’s, Inc.	3,867	62,065
Ollie’s Bargain Outlet Holdings, Inc. (*)	1,017	58,915
		120,980

The accompanying notes are an integral part of these financial statements.

128    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Building Products | 2.9%
A O Smith Corp.	680	$49,490
Allegion PLC	523	62,770
American Woodmark Corp. (*)	270	20,620
Builders FirstSource, Inc. (*)	1,663	226,168
Owens Corning	158	20,619
Simpson Manufacturing Co., Inc.	780	108,030
Tecnoglass, Inc.	3,854	199,098
UFP Industries, Inc.	1,152	111,802
		798,597
Capital Markets | 0.8%
Affiliated Managers Group, Inc.	340	50,963
Carlyle Secured Lending, Inc.	4,279	62,302
Donnelley Financial Solutions, Inc. (*)	2,313	105,311
		218,576
Chemicals | 1.6%
AdvanSix, Inc.	2,970	103,890
CF Industries Holdings, Inc.	1,280	88,858
FutureFuel Corp.	12,652	111,970
Olin Corp.	2,525	129,760
		434,478
Commercial Services & Supplies | 4.1%
Cimpress PLC (*)	1,088	64,714
Civeo Corp. (*)	3,279	63,875
Clean Harbors, Inc. (*)	436	71,692
CompX International, Inc.	650	14,170
Deluxe Corp.	2,017	35,257
Ennis, Inc.	5,988	122,036
Enviri Corp. (*)	6,167	60,868
Healthcare Services Group, Inc.	4,617	68,932
Heritage-Crystal Clean, Inc. (*)	4,017	151,802
HNI Corp.	1,350	38,043

The accompanying notes are an integral part of these financial statements.

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Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Interface, Inc.	7,929	$69,696
Liquidity Services, Inc. (*)	4,068	67,122
MillerKnoll, Inc.	1,408	20,810
OPENLANE, Inc. (*)	3,870	58,901
Steelcase, Inc.,Class A	13,870	106,938
Tetra Tech, Inc.	383	62,712
Viad Corp. (*)	2,362	63,491
		1,141,059
Communications Equipment | 1.9%
CommScope Holding Co., Inc. (*)	3,695	20,803
Comtech Telecommunications Corp.	2,130	19,468
Digi International, Inc. (*)	3,499	137,825
Extreme Networks, Inc. (*)	3,487	90,836
Gilat Satellite Networks Ltd. (*)	6,158	38,364
Harmonic, Inc. (*)	2,223	35,946
Infinera Corp. (*)	4,065	19,634
Ituran Location & Control Ltd.	2,793	65,189
Juniper Networks, Inc.	1,914	59,966
Silicom Ltd. (*)	1,221	45,006
		533,037
Construction & Engineering | 0.9%
API Group Corp. (*)	3,784	103,152
Bowman Consulting Group Ltd. (*)	1,361	43,389
IES Holdings, Inc. (*)	1,832	104,204
		250,745
Construction Materials | 0.9%
Eagle Materials, Inc.	884	164,795
United States Lime & Minerals, Inc.	382	79,796
		244,591
Consumer Finance | 0.4%
PROG Holdings, Inc. (*)	3,515	112,902

The accompanying notes are an integral part of these financial statements.

130    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Consumer Staples Distribution & Retail | 0.9%
Andersons, Inc.	1,486	$68,579
Casey’s General Stores, Inc.	151	36,826
Ingles Markets, Inc., Class A	1,645	135,959
		241,364
Containers & Packaging | 1.1%
Berry Global Group, Inc.	1,004	64,598
Graphic Packaging Holding Co.	2,245	53,947
Greif, Inc.,Class A	1,856	127,860
O-I Glass, Inc. (*)	2,276	48,547
Westrock Co.	400	11,628
		306,580
Distributors | 0.2%
Weyco Group, Inc.	1,728	46,120

Diversified Consumer Services | 1.8%
Afya Ltd., Class A (*)	7,304	102,548
Frontdoor, Inc. (*)	1,936	61,758
Grand Canyon Education, Inc. (*)	529	54,598
Laureate Education, Inc.	7,435	89,889
Perdoceo Education Corp. (*)	5,659	69,436
Stride, Inc. (*)	2,246	83,619
Vitru Ltd. (*)	2,194	35,170
		497,018
Diversified Telecommunication Services | 0.4%
Bandwidth, Inc., Class A (*)	1,549	21,191
IDT Corp.,Class B (*)	2,158	55,784
Liberty Latin America Ltd., Class A (*)	3,213	27,696
		104,671
Electrical Equipment | 2.3%
Acuity Brands, Inc.	523	85,291
Atkore, Inc. (*)	976	152,197

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    131

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

LSI Industries, Inc.	1,695	$21,289
nVent Electric PLC	2,034	105,097
Powell Industries, Inc.	464	28,114
Preformed Line Products Co.	1,214	189,505
Thermon Group Holdings, Inc. (*)	2,500	66,500
		647,993
Electronic Equipment, Instruments & Components | 5.2%
Arrow Electronics, Inc. (*)	277	39,675
Avnet, Inc.	1,795	90,558
Bel Fuse, Inc. Class B	1,445	82,957
Celestica, Inc. (*)	4,701	68,165
CTS Corp.	1,848	78,780
Daktronics, Inc. (*)	10,521	67,334
Fabrinet (*)	934	121,308
Flex Ltd. (*)	4,425	122,307
IPG Photonics Corp. (*)	482	65,465
Jabil, Inc.	1,094	118,075
Kimball Electronics, Inc. (*)	3,442	95,102
National Instruments Corp.	989	56,769
nLight, Inc. (*)	2,349	36,222
Plexus Corp. (*)	1,035	101,678
Sanmina Corp. (*)	1,389	83,715
ScanSource, Inc. (*)	2,542	75,142
TD SYNNEX Corp.	298	28,012
Tingo Group, Inc. (*)	18,521	22,410
Vishay Intertechnology, Inc.	2,872	84,437
		1,438,111
Energy Equipment & Services | 0.1%
North American Construction Group Ltd.	1,651	31,584

Entertainment | 1.1%
IMAX Corp. (*)	4,513	76,676
Liberty Media Corp-Liberty Braves ,Class C (*)	2,330	92,314
Lions Gate Entertainment Corp., Class A (*)	6,154	54,340
Sciplay Corp.,Class A (*)	4,407	86,730
		310,060

The accompanying notes are an integral part of these financial statements.

132    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Financial Services | 1.8%
Cass Information Systems, Inc.	1,237	$47,971
Euronet Worldwide, Inc. (*)	477	55,986
I3 Verticals, Inc., Class A (*)	3,607	82,456
Jackson Financial, Inc., Class A	1,734	53,078
NMI Holdings, Inc., Class A (*)	4,003	103,357
Remitly Global, Inc. (*)	4,406	82,921
WEX, Inc. (*)	464	84,480
		510,249
Food Products | 1.5%
Darling Ingredients, Inc. (*)	1,434	91,475
Dole PLC	5,559	75,158
Flowers Foods, Inc.	2,208	54,935
Ingredion, Inc.	576	61,027
John B Sanfilippo & Son, Inc.	728	85,373
Pilgrim’s Pride Corp. (*)	2,064	44,355
		412,323
Ground Transportation | 0.7%
ArcBest Corp.	200	19,760
Ryder System, Inc.	1,068	90,556
Saia, Inc. (*)	262	89,711
		200,027
Health Care Equipment & Supplies | 4.8%
Artivion, Inc. (*)	1,100	18,909
Avanos Medical, Inc. (*)	3,285	83,965
Figs, Inc., Class A (*)	7,485	61,901
Haemonetics Corp. (*)	1,335	113,662
Inmode Ltd. (*)	2,691	100,509
iRadimed Corp.	2,923	139,544
Lantheus Holdings, Inc. (*)	1,218	102,215
OraSure Technologies, Inc. (*)	14,136	70,821
Penumbra, Inc. (*)	230	79,134

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    133

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Shockwave Medical, Inc. (*)	518	$147,842
STAAR Surgical Co. (*)	1,363	71,653
UFP Technologies, Inc. (*)	723	140,153
Utah Medical Products, Inc.	887	82,668
Varex Imaging Corp. (*)	2,701	63,663
Zimvie, Inc. (*)	5,852	65,718
		1,342,357
Health Care Providers & Services | 1.1%
PetIQ, Inc. (*)	4,492	68,143
Addus HomeCare Corp. (*)	693	64,241
Alignment Healthcare, Inc. (*)	4,057	23,328
Innovage Holding Corp. (*)	8,466	63,495
Premier, Inc., Class A	2,212	61,184
R1 RCM, Inc. (*)	1,837	33,893
		314,284
Health Care REITs | 0.3%
CareTrust , Inc.	2,698	53,582
Global Medical , Inc.	2,926	26,715
		80,297
Health Care Technology | 0.9%
Computer Programs & Systems, Inc. (*)	1,988	49,084
HealthStream, Inc.	2,062	50,643
NextGen Healthcare, Inc. (*)	3,479	56,429
Phreesia, Inc. (*)	1,623	50,329
Simulations Plus, Inc.	750	32,497
		238,982
Hotel & Resort REITs | 0.4%
Ryman Hospitality Properties, Inc.	554	51,477
Sunstone Hotel Investors, Inc.	4,981	50,408
		101,885

The accompanying notes are an integral part of these financial statements.

134    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Hotels, Restaurants & Leisure | 0.9%
Accel Entertainment, Inc. (*)	9,453	$99,824
Dine Brands Global, Inc.	420	24,372
Hilton Grand Vacations, Inc. (*)	1,416	64,343
Mondee Holdings, Inc. (*)	1,547	13,784
RCI Hospitality Holdings, Inc.	771	58,588
		260,911
Household Durables | 3.7%
Beazer Homes USA, Inc. (*)	2,864	81,023
Green Brick Partners, Inc. (*)	1,200	68,160
KB Home	2,920	150,993
Leggett & Platt, Inc.	1,758	52,072
M/I Homes, Inc. (*)	1,833	159,819
Meritage Homes Corp.	801	113,958
Skyline Champion Corp. (*)	978	64,010
Sonos, Inc. (*)	3,826	62,479
Taylor Morrison Home Corp. (*)	2,368	115,488
Tempur Sealy International, Inc.	1,574	63,070
Tri Pointe Homes, Inc. (*)	3,399	111,691
		1,042,763
Household Products | 0.7%
Central Garden & Pet Co., Class A (*)	1,564	57,023
Energizer Holdings, Inc.	2,507	84,185
Oil-Dri Corp. of America	914	53,917
		195,125
Independent Power & Renewable Electricity Producers | 0.2%
ReNew Energy Global PLC, Class A (*)	11,510	63,075

Industrial REITs | 1.1%
Americold Realty Trust, Inc.	1,744	56,331
EastGroup Properties, Inc.	206	35,762
First Industrial Realty Trust, Inc.	1,049	55,220
LXP Industrial Trust	5,407	52,718

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    135

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

STAG Industrial, Inc.,	1,573	$56,439
Terreno Realty Corp.	910	54,691
		311,161
Insurance | 0.5%
Primerica, Inc.	317	62,690
Unum Group	1,286	61,342
White Mountains Insurance Group Ltd.	21	29,167
		153,199
Interactive Media & Services | 0.8%
Cargurus, Inc. (*)	2,294	51,913
Cars.com, Inc. (*)	3,197	63,365
IAC, Inc. (*)	480	30,144
Yelp, Inc. (*)	2,230	81,194
		226,616
IT Services | 1.1%
CI&T, Inc., Class A (*)	8,350	52,355
Hackett Group, Inc.	2,979	66,581
Kyndryl Holdings, Inc. (*)	2,936	38,990
Okta, Inc. (*)	921	63,871
Perficient, Inc. (*)	425	35,415
Unisys Corp. (*)	14,388	57,264
		314,476
Leisure Products | 2.2%
BRP, Inc.	1,446	122,332
Brunswick Corp.	1,049	90,885
Malibu Boats, Inc. ,Class A (*)	1,319	77,372
Marine Products Corp.	3,659	61,691
MasterCraft Boat Holdings, Inc. (*)	3,464	106,172
Polaris, Inc.	801	96,865
YETI Holdings, Inc. (*)	1,694	65,795
		621,112

The accompanying notes are an integral part of these financial statements.

136    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Life Sciences Tools & Services | 1.4%
10X Genomics, Inc.,Class A (*)	1,262	$70,470
Charles River Laboratories International, Inc. (*)	297	62,444
Medpace Holdings, Inc. (*)	784	188,294
Syneos Health, Inc. (*)	1,594	67,171
		388,379
Machinery | 4.2%
AGCO Corp.	565	74,252
Allison Transmission Holdings, Inc.	2,701	152,499
CIRCOR International, Inc. (*)	3,187	179,906
Franklin Electric Co., Inc.	632	65,033
Mueller Industries, Inc.	1,590	138,775
Pentair PLC	1,815	117,249
REV Group, Inc.	4,499	59,657
Shyft Group, Inc.	3,523	77,717
Tennant Co.	1,031	83,624
Timken Co.	1,124	102,880
Titan International, Inc. (*)	5,385	61,820
Toro Co.	659	66,987
		1,180,399
Marine Transportation | 1.1%
Danaos Corp.	1,792	119,688
Diana Shipping, Inc.	15,197	56,077
Global Ship Lease, Inc., Class A	817	15,850
Grindrod Shipping Holdings Ltd.	4,268	36,171
Matson, Inc.	1,125	87,446
		315,232
Media | 2.1%
Boston Omaha Corp.,Class A (*)	4,666	87,814
Clear Channel Outdoor Holdings, Inc. (*)	50,830	69,637
Daily Journal Corp. (*)	173	50,045
Emerald Holding, Inc. (*)	7,659	31,402
Gambling.com Group Ltd. (*)	4,337	44,411

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    137

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Gannett Co., Inc. (*)	11,428	$25,713
Gray Television, Inc.	6,335	49,920
Integral Ad Science Holding Corp. (*)	6,772	121,761
John Wiley & Sons, Inc. Class A	796	27,088
Perion Network Ltd. (*)	1,402	42,999
Stagwell, Inc. (*)	3,771	27,189
		577,979
Mortgage Real Estate Investment Trusts (REITs) | 0.6%
Apollo Commercial Real Estate Finance, Inc.	8,201	92,835
Franklin BSP Realty Trust, Inc.	4,447	62,970
		155,805
Office REITs | 0.5%
Corporate Office Properties Trust	2,009	47,714
Cousins Properties, Inc.	2,452	55,905
Postal Realty Trust, Inc., Class A	3,196	47,013
		150,632
Oil, Gas & Consumable Fuels | 1.0%
Enerplus Corp.	5,665	81,973
Permian Basin Royalty Trust	3,283	81,845
Sabine Royalty Trust	582	38,377
San Juan Basin Royalty Trust	9,569	71,098
World Kinect Corp.	886	18,322
		291,615
Paper & Forest Products | 0.1%
Mercer International, Inc.	2,808	22,661
Resolute Forest Products, Inc. (*),(¢)	10,077	0
		22,661
Personal Care Products | 0.1%
Medifast, Inc.	266	24,515

The accompanying notes are an integral part of these financial statements.

138    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Pharmaceuticals | 0.4%
Amphastar Pharmaceuticals, Inc. (*)	1,518	$87,240
Assertio Holdings, Inc. (*)	5,003	27,116
		114,356
Professional Services | 3.9%
ASGN, Inc. (*)	1,024	77,445
Barrett Business Services, Inc.	1,183	103,158
Clarivate PLC (*)	2,685	25,588
CSG Systems International, Inc.	1,815	95,723
Exlservice Holdings, Inc. (*)	380	57,403
Franklin Covey Co. (*)	2,406	105,094
Genpact Ltd.	643	24,157
HireQuest, Inc.	2,134	55,548
Huron Consulting Group, Inc. (*)	434	36,851
IBEX Holdings Ltd. (*)	1,412	29,977
Kforce, Inc.	1,501	94,053
Korn Ferry	1,488	73,715
ManpowerGroup, Inc.	790	62,726
Resources Connection, Inc.	5,787	90,914
TriNet Group, Inc. (*)	469	44,541
TrueBlue, Inc. (*)	3,819	67,634
Verra Mobility Corp. (*)	1,835	36,186
		1,080,713
Real Estate Management & Development | 0.7%
FirstService Corp.	384	59,170
FRP Holdings, Inc. (*)	595	34,254
RMR Group, Inc., Class A	1,463	33,898
Zillow Group, Inc., Class A (*)	1,469	72,275
		199,597
Residential REITs | 0.4%
Apartment Income REIT Corp.	1,461	52,728
Elme Communities	3,103	51,013
		103,741

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    139

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Retail REITs | 1.5%
Brixmor Property Group, Inc.	1,973	$43,406
Federal Realty Investment Trust	504	48,772
Kimco Realty Corp.	1,961	38,671
Kite Realty Group Trust	2,518	56,252
Phillips Edison & Co., Inc.	1,633	55,653
RPT Realty	5,448	56,932
SITE Centers Corp.	4,266	56,396
Spirit Realty Capital, Inc.	1,296	51,036
		407,118
Semiconductors & Semiconductor Equipment | 3.1%
Axcelis Technologies, Inc. (*)	1,572	288,195
Cirrus Logic, Inc. (*)	1,336	108,229
Cohu, Inc. (*)	1,694	70,403
Diodes, Inc. (*)	582	53,829
Lattice Semiconductor Corp. (*)	910	87,424
NVE Corp.	70	6,821
PDF Solutions, Inc. (*)	2,483	111,983
Photronics, Inc. (*)	4,912	126,680
		853,564
Software | 10.2%
A10 Networks, Inc.	3,261	47,578
Agilysys, Inc. (*)	1,404	96,371
Alarm.com Holdings, Inc. (*)	491	25,375
Alkami Technology, Inc. (*)	4,146	67,953
AppLovin Corp., Class A (*)	2,384	61,340
CCC Intelligent Solutions Holdings, Inc. (*)	6,015	67,428
Cellebrite DI Ltd. (*)	11,922	85,838
Clearwater Analytics Holdings, Inc., Class A (*)	3,859	61,242
CommVault Systems, Inc. (*)	973	70,659
Confluent, Inc., Class A (*)	2,589	91,418
Descartes Systems Group, Inc. (*)	1,157	92,687
Dolby Laboratories, Inc., Class A	684	57,237
E2open Parent Holdings, Inc. (*)	4,437	24,847

The accompanying notes are an integral part of these financial statements.

140    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Elastic NV (*)	1,253	$80,342
EngageSmart, Inc. (*)	2,932	55,972
Five9, Inc. (*)	558	46,007
Freshworks, Inc., Class A (*)	4,426	77,809
Gitlab, Inc.,Class A (*)	916	46,817
InterDigital, Inc.	851	82,164
JFrog Ltd. (*)	1,347	37,312
Kaltura, Inc. (*)	4,429	9,390
Magic Software Enterprises Ltd.	2,571	34,194
Manhattan Associates, Inc. (*)	332	66,360
Model N, Inc. (*)	1,983	70,119
Monday.com Ltd. (*)	548	93,829
N-Able, Inc. (*)	5,912	85,192
nCino, Inc. (*)	1,129	34,006
Open Text Corp.	1,043	43,337
PagerDuty, Inc. (*)	2,846	63,978
Procore Technologies, Inc. (*)	978	63,639
Progress Software Corp.	1,989	115,561
Qualys, Inc. (*)	579	74,789
Samsara, Inc. Class A (*)	5,030	139,381
SEMrush Holdings, Inc., Class A (*)	2,835	27,131
SentinelOne, Inc. Class A (*)	3,965	59,872
SimilarWeb Ltd. (*)	7,657	50,230
Smartsheet, Inc., Class A (*)	726	27,777
Sprinklr, Inc., Class A (*)	4,866	67,297
Sprout Social, Inc., Class A (*)	771	35,589
SPS Commerce, Inc. (*)	777	149,231
Tenable Holdings, Inc. (*)	1,748	76,125
Teradata Corp. (*)	2,208	117,929
Verint Systems, Inc. (*)	1,656	58,059
		2,839,411
Specialized REITs | 0.2%
Life Storage, Inc.	510	67,810

Specialty Retail | 2.6%
Asbury Automotive Group, Inc. (*)	258	62,028
AutoNation, Inc. (*)	552	90,865

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    141

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Betterware de Mexico SAPI de CV	1,408	$18,205
Boot Barn Holdings, Inc. (*)	981	83,081
Buckle, Inc.	1,804	62,418
CarParts.com, Inc. (*)	5,315	22,589
Chico’s FAS, Inc. (*)	15,955	85,359
Floor & Decor Holdings, Inc., Class A (*)	200	20,792
Group 1 Automotive, Inc.	297	76,656
Murphy USA, Inc.	352	109,511
ODP Corp. (*)	602	28,186
Signet Jewelers Ltd.	795	51,882
Vroom, Inc. (*)	17,815	25,653
		737,225
Technology Hardware, Storage & Peripherals | 1.1%
Super Micro Computer, Inc. (*)	1,054	262,710
Xerox Holdings Corp.	3,681	54,810
		317,520
Textiles, Apparel & Luxury Goods | 1.5%
Crocs, Inc. (*)	520	58,469
Deckers Outdoor Corp. (*)	54	28,493
Levi Strauss & Co., Class A	3,980	57,431
Movado Group, Inc.	2,218	59,509
Oxford Industries, Inc.	1,123	110,526
Tapestry, Inc.	1,446	61,889
Under Armour, Inc., Class A (*)	7,342	53,009
		429,326
Trading Companies & Distributors | 3.7%
Air Lease Corp.	1,434	60,013
Applied Industrial Technologies, Inc.	648	93,850
BlueLinx Holdings, Inc. (*)	886	83,089
Boise Cascade Co.	1,266	114,383
GMS, Inc. (*)	1,744	120,685
Hudson Technologies, Inc. (*)	10,857	104,444
MSC Industrial Direct Co., Inc. Class A	771	73,461
NOW, Inc. (*)	11,008	114,043

The accompanying notes are an integral part of these financial statements.

142    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (concluded)

SiteOne Landscape Supply, Inc. (*)	709	$118,658
Titan Machinery, Inc. (*)	2,930	86,435
Veritiv Corp.	503	63,182
		1,032,243
Transportation Infrastructure | 0.1%
Corp. America Airports SA (*)	3,262	37,807

Total Common Stocks (Cost $24,053,261)		27,620,127

Rights | 0.0%

Biotechnology | 0.0%
Adamas Pharmaceuticals, Inc. CVR
Expires 2024 (¢)	1,139	0
Expires 2025 (¢)	1,139	0
Epizyme, Inc. CVR
Expires 2499 (¢)	41,136	823
Radius Health, Inc. CVR
Expires 2499 (¢)	7,231	578
(Cost $1,538)		1,401
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $333,399)	333,399	333,399

Total Investments | 100.1% (Cost $24,388,198)		$27,954,927

Liabilities in Excess of Cash and Other Assets | (0.1)%		(40,694)

Net Assets | 100.0%		$27,914,233

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    143

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144    Semi-Annual Report

The Lazard Funds, Inc. Notes to Portfolios of Investments

June 30, 2023 (unaudited)

(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy, see Note 8 in the Notes to Financial Statements.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2023, these securities amounted to 0.9% of net assets of Lazard Emerging Markets Equity Advantage Portfolio.
(^)	Refer to Note 5 in the Notes to Financial Statements for further details related to holdings of 5% voting securities of portfolio companies.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	—	American Depositary Receipt
CVR	—	Contingent Value Rights
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt
PJSC	—	Public Joint Stock Company
REIT	—	Real Estate Investment Trust

Currency Abbreviations:
AUD	—	Australian Dollar	GBP	—	British Pound Sterling
CAD	—	Canadian Dollar	HKD	—	Hong-Kong Dollar
CHF	—	Swiss Franc	USD	—	United States Dollar
EUR	—	Euro

Counterparty Abbreviations:
BNP	—	BNP Paribas SA	MEL	—	Bank of New York Mellon Corp.
CAN	—	Canadian Imperial Bank of Commerce	MSC RBC	— —	Morgan Stanley & Co. Royal Bank of Canada
CIT	—	Citibank N.A.	SCB	—	Standard Chartered Bank
HSB	—	HSBC Bank USA N.A.	SSB	—	State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    145

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio

Common & Preferred Stocks
Aerospace & Defense	—%	—%	1.3%	—%
Air Freight & Logistics	2.5	—	0.4	—
Automobile Components	1.8	—	0.6	2.3
Automobiles	1.6	2.1	3.5	2.5
Banks	18.9	17.6	14.9	20.7
Beverages	2.4	2.5	2.3	—
Biotechnology	—	0.7	—	—
Broadline Retail	4.2	5.4	6.1	—
Building Products	—	—	0.2	—
Capital Markets	—	1.8	0.8	—
Chemicals	1.7	2.3	2.2	2.7
Commercial Services & Suppliers	—	—	—	—
Communications Equipment	1.1	—	0.4	—
Construction & Engineering	—	1.3	0.4	—
Construction Materials	—	—	—	0.9
Consumer Finance	1.8	—	0.4	—
Consumer Staples Distributions & Retails	—	—	1.0	—
Containers & Packaging	—	—	—	—
Diversified Consumer Services	—	—	0.1	—
Diversified Financial Services	—	—	—	—
Diversified REITs	—	—	—	—
Diversified Telecommunication Services	—	1.0	1.7	3.5
Electric Utilities	—	0.8	0.5	—
Electrical Equipment	3.9	—	1.1	—
Electronic Equipment, Instruments & Components	3.1	1.5	3.1	1.0
Electronic Compo-Misc	—	—	0.2	—
Energy Equipment & Services	0.7	0.8	—	—
Entertainment	—	1.6	1.8	—
Financial Services	—	1.3	1.4	—
Food Products	—	—	1.5	1.6
Gas Utilities	—	—	0.7	0.9
Ground Transportation	2.5	—	—	—
Health Care Equipment & Supplies	—	1.0	0.2	—
Health Care Providers & Services	—	—	0.9	2.8
Hotels, Restaurants & Leisure	2.6	4.7	1.7	1.0
Household Durables	0.1	2.3	0.9	3.6
Household Products	—	0.7	0.3	1.3

The accompanying notes are an integral part of these financial statements.

146    Semi-Annual Report

Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio

—%	1.2%	—%	1.7%	0.2%
—	—	—	—	0.5
—	—	—	2.7	0.2
—	—	—	—	5.3
—	5.6	—	4.8	9.0
2.0	6.6	—	5.8	1.2
—	—	—	1.3	—
6.2	4.4	—	—	2.8
—	0.6	—	—	1.3
—	5.8	—	8.3	2.3
—	—	—	0.8	2.2
3.0	—	—	—	1.2
2.0	2.0	—	—	—
4.1	—	12.4	—	1.9
—	—	—	—	0.3
—	—	—	—	—

—	0.8	—	—	1.5
—	0.8	—	—	0.3
5.9	—	—	—	—
3.1	—	—	—	—
—	—	—	—	0.2

—	—	—	—	1.3
—	—	18.6	1.4	1.8
—	4.0	—	2.7	0.9

—	2.6	—	1.8	1.7
—	—	—	—	0.2
—	—	—	1.2	—
—	1.5	—	3.2	1.8
—	2.1	—	2.8	0.8
—	—	—	—	0.9
—	—	7.1	—	0.6
3.5	—	20.3	1.5	—
6.7	—	—	1.4	0.3
16.0	1.3	—	2.7	0.9
5.5	1.5	—	—	2.0
—	0.9	—	—	0.1
—	1.6	—	—	0.1

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    147

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio

Independent Power & Renewable Electricity Producers	—%	—%	1.0%	1.0%
Industrial Conglomerates	—	0.8	0.4	0.9
Insurance	1.6	2.6	3.6	5.5
Interactive Media & Services	6.9	5.0	5.3	—
IT Services	2.4	1.6	3.8	1.0
Leisure Products	—	—	—	—
Life Sciences Tools & Services	—	—	0.1	—
Machinery	3.3	2.9	1.6	1.4
Marine Transportation	—	—	0.5	—
Media	—	—	0.1	—
Metals & Mining	1.4	2.9	3.3	3.1
Multi-Utilities	—	—	—	—
Oil, Gas & Consumable Fuels	3.3	7.8	4.7	10.0
Paper & Forest Products	0.8	—	0.2	—
Passanger Airlines	—	—	0.3	—
Personal Care Products	—	1.7	0.3	2.9
Pharmaceuticals	2.2	1.0	3.1	0.9
Professional Services	—	—	—	—
Real Estate Management & Development	—	—	1.2	1.0
Semiconductors & Semiconductor Equipment	12.6	12.7	9.5	13.4
Software	—	—	0.2	—
Specialty Retail	4.6	0.8	0.1	1.0
Technology Hardware, Storage & Peripherals	6.6	3.1	5.5	5.9
Textiles, Apparel & Luxury Goods	1.3	1.8	0.3	—
Tobacco	—	1.0	—	0.8
Trading Companies & Distributors	—	—	—	—
Transportation Infrastructure	1.0	2.8	0.6	1.7
Water Utilities	—	—	0.3	—
Wireless Telecommunication Services	—	0.7	0.7	2.1
Subtotal	96.9	98.6	97.3	97.4
Short-Term Investments	2.3	0.3	1.8	2.9
Total Investments	99.2%	98.9%	99.1%	100.3%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

148    Semi-Annual Report

Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio

—%	—%	—%	—%	0.6%
—	—	—	—	0.5
—	3.4	—	6.9	5.1
2.8	4.7	—	5.3	1.3
13.5	3.3	—	1.8	2.0
—	1.6	—	—	—
—	6.3	—	6.8	—
3.0	2.1	—	0.7	1.9
—	—	—	—	0.5
7.8	0.9	2.4	1.4	0.4
—	—	—	—	2.8
4.0	—	11.1	—	—
—	—	—	—	4.8
—	—	—	—	0.1
—	—	—	1.3	0.2
—	3.1	—	1.4	2.5
—	4.3	—	5.6	10.0
—	7.2	—	3.9	1.5

—	—	—	—	0.7

—	6.0	—	10.1	5.0
—	5.8	—	8.7	2.2
—	1.1	—	—	1.2

—	—	—	—	1.7
3.9	4.2	—	—	2.5
—	—	—	—	1.8
—	1.3	—	1.4	1.9
—	—	10.7	—	0.2
2.9	—	9.9	—	—

—	—	—	—	0.7
95.9	98.6	92.5	99.4	95.9
1.9	1.2	6.5	0.6	—
97.8%	99.8%	99.0%	100.0%	95.9%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    149

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry†	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio

Common & Preferred Stocks
Aerospace & Defense	5.5%	4.6%	—%	1.3%
Air Freight & Logistics	—	—	—	0.8
Automobile Components	1.6	1.2	—	2.2
Automobiles	1.3	0.7	—	—
Banks	8.6	10.0	5.7	3.5
Beverages	7.0	3.9	5.3	4.9
Biotechnology	—	—	2.9	0.8
Broadline Retail	1.0	1.8	3.0	—
Building Products	1.8	1.6	2.2	2.6
Capital Markets	2.7	—	5.3	3.0
Chemicals	5.3	6.7	—	4.2
Commercial Services & Suppliers	—	—	—	1.6
Communications Equipment	—	—	—	—
Construction & Engineering	—	—	—	1.9
Construction Materials	—	—	—	—
Consumer Finance	—	—	—	—
Consumer Staples Distributions & Retails	2.0	—	2.2	1.8
Containers & Packaging	—	—	—	—
Distributors	—	—	—	—
Diversified Consumer Services	—	—	—	—
Diversified REITs	—	—	—	3.2
Diversified Telecommunication Services	—	0.8	—	—
Electric Utilities	1.5	—	—	—
Electrical Equipment	2.0	4.3	2.1	—
Electronic Equipment, Instruments & Components	—	—	3.1	1.9
Energy Equipment & Services	—	—	—	0.8
Entertainment	1.4	1.5	3.0	0.8
Financial Services	—	—	—	1.4
Food Products	—	—	—	3.3
Gas Utilities	0.9	1.4	—	3.4
Ground Transportation	—	—	—	—
Health Care Equipment & Supplies	1.5	2.5	4.4	2.8
Health Care Providers & Services	—	—	—	0.9
Hotels, Restaurants & Leisure	1.6	2.5	—	2.8
Household Durables	—	—	—	1.1
Household Products	1.0	0.8	0.4	—
Independent Power & Renewable Electricity Producers	—	0.2	—	—
Industrial Conglomerates	1.1	—	—	1.0

The accompanying notes are an integral part of these financial statements.

150    Semi-Annual Report

Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small-Mid Cap Equity Portfolio

5.6%	1.3%	—%	—%	2.7%
—	—	—	—	—
2.7	0.2	—	1.0	0.9
1.0	0.3	—	—	—
8.4	3.6	—	3.8	6.2
10.8	1.3	—	—	—
1.5	3.0	—	—	3.0
0.9	—	—	5.6	—
1.9	—	—	—	2.7
1.8	1.2	5.9	6.3	1.1
1.9	0.4	6.5	—	1.9
—	3.2	—	3.0	—
—	0.7	—	—	2.2
—	0.3	—	—	—
—	—	4.1	—	0.8
—	—	—	3.2	—

1.0	4.6	8.0	2.7	1.3
—	1.0	—	1.9	2.9
—	—	5.6	—	—
—	0.6	—	—	—
—	3.3	4.8	—	—

—	5.8	—	—	—
1.6	2.9	—	—	—
3.1	—	—	—	4.4

1.2	0.9	—	—	2.6
—	—	—	—	2.8
1.9	1.2	3.1	—	1.5
1.3	1.4	5.0	4.1	1.4
—	6.2	—	—	2.4
—	1.7	—	—	2.0
1.4	0.5	—	3.4	—
2.4	2.5	4.1	2.1	4.0
—	4.9	7.8	3.6	1.6
2.4	1.7	4.0	3.4	3.4
—	0.3	—	—	1.7
—	4.5	—	—	—

—	0.9	—	—	—
1.9	0.8	—	5.9	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    151

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry†	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio

Insurance	4.2%	6.3%	7.3%	3.0%
Interactive Media & Services	0.7	2.2	3.8	1.0
IT Services	1.3	4.3	4.6	2.1
Leisure Products	3.2	1.5	2.9	2.6
Life Sciences Tools & Services	2.3	1.8	—	2.1
Machinery	1.6	0.6	0.8	5.4
Marine Transportation	0.5	—	—	—
Media	0.8	—	—	—
Metals & Mining	1.1	0.7	—	0.5
Multi-Utilities	3.0	2.6	—	—
Oil, Gas & Consumable Fuels	4.2	5.5	—	1.7
Passanger Airlines	2.1	2.3	—	1.4
Personal Care Products	2.3	2.0	2.7	—
Pharmaceuticals	4.4	5.0	1.6	0.7
Professional Services	6.1	5.9	9.4	7.1
Real Estate Management & Development	1.3	0.6	—	6.0
Semiconductors & Semiconductor Equipment	6.0	8.2	9.8	1.9
Software	—	—	4.8	3.4
Specialty Retail	1.3	—	2.5	4.3
Technology Hardware, Storage & Peripherals	—	—	—	—
Textiles, Apparel & Luxury Goods	3.2	2.6	4.2	1.2
Tobacco	—	—	—	—
Trading Companies & Distributors	—	0.7	2.9	1.9
Wireless Telecommunication Services	—	—	—	—
Subtotal	97.4	97.3	96.9	98.3
Short-Term Investments	1.9	1.9	3.5	0.9
Total Investments	99.3%	99.2%	100.4%	99.2%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

152    Semi-Annual Report

Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small-Mid Cap Equity Portfolio

7.4%	4.9%	—%	4.3%	4.6%
—	—	8.9	7.1	3.6
2.1	4.3	4.9	2.4	1.1
1.1	1.3	—	—	1.1
2.6	0.7	—	6.3	5.5
—	3.0	5.3	—	5.0
—	—	—	—	—
2.8	0.8	2.6	—	—
—	—	—	—	—
1.3	2.2	—	—	—
1.8	1.3	—	2.5	2.6
2.1	—	—	—	—
—	1.8	—	1.2	—
5.4	7.1	4.2	4.7	—
6.6	0.8	4.9	—	4.2

0.9	0.2	—	—	3.0

7.7	0.7	9.6	6.6	1.3
1.3	2.2	—	10.6	6.4
—	2.1	—	—	1.8

—	0.5	—	—	—
—	0.6	—	1.9	2.4
—	0.7	—	—	—
—	—	—	—	—

—	1.3	—	—	—
97.8	97.7	99.3	97.6	96.1
1.5	0.9	1.0	2.5	—
99.3%	98.6%	100.3%	100.1%	96.1%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    153

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (concluded):

Industry†	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio

Common & Preferred Stocks
Aerospace & Defense	—%	0.7%
Air Freight & Logistics	—	0.3
Auto Components	1.0	1.4
Automobiles	—	0.4
Banks	4.3	1.7
Beverages	—	0.7
Biotechnology	—	3.5
Broadline Retail	—	0.4
Building Products	2.3	2.9
Capital Markets	4.7	0.8
Chemicals	0.6	1.6
Commercial Services & Suppliers	3.4	4.1
Communications Equipment	1.9	1.9
Construction & Engineering	—	0.9
Construction Materials	—	0.9
Consumer Finance	1.1	0.4
Consumer Staples Distribution & Retail	1.6	0.9
Containers & Packaging	2.5	1.1
Distributors	—	0.2
Diversified Consumer Services	—	1.8
Diversified Telecommunication Services	—	0.4
Electrical Equipment	2.6	2.3
Electronic Equipment, Instruments & Components	2.1	5.2
Energy Equipment & Services	—	0.1
Entertainment	—	1.1
Financial Services	3.8	1.8
Food Products	—	1.5
Ground Transportation	2.3	0.7
Health Care Equipment & Supplies	3.6	4.8
Health Care Providers & Services	5.2	1.1
Health Care REITs	—	0.3
Health Care Technology	—	0.9
Hotels, Restort REITs	—	0.4
Hotels, Restaurants & Leisure	—	0.9
Household Durables	—	3.7
Household Products	2.7	0.7
Independent Power & Renewable Electricity Producers	—	0.2
Industrial REITs	2.5	1.1
Insurance	—	0.5
Interactive Media & Services	—	0.8
IT Services	3.0	1.1

The accompanying notes are an integral part of these financial statements.

154    Semi-Annual Report

Industry†	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio

Leisure Products	—%	2.2%
Life Sciences Tools & Services	7.6	1.4
Machinery	3.9	4.2
Marine Transportation	—	1.1
Media	—	2.1
Mortgage Real Estate Investment Trusts (REITs)	—	0.6
Office REITs	—	0.5
Oil, Gas & Consumable Fuels	—	1.0
Paper & Forest Products	—	0.1
Personal Care Products	1.3	0.1
Pharmaceuticals	5.2	0.4
Professional Services	—	3.9
Real Estate Management & Development	—	0.7
Residential REITs	—	0.4
Retail REITs	—	1.5
Semiconductors & Semiconductor Equipment	6.7	3.1
Software	16.4	10.2
Specialized REITs	—	0.2
Specialty Retail	2.6	2.6
Technology Hardware, Storage & Peripherals	—	1.1
Textiles, Apparel & Luxury Goods	1.2	1.5
Trading Companies & Distributors	—	3.7
Transportation Infrastructure	—	0.1
Subtotal	96.1	98.9
Short-Term Investments	4.0	1.2
Total Investments	100.1%	100.1%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    155

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2023	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio
ASSETS
Investments in securities, at fair value	$102,787,303	$137,763,058
Non-controlled affiliated issuers, at fair value (Note 5)	—	—
Cash	—	—
Foreign currency, at fair value	10,003	16,121
Receivables for:
Dividends	1,120,905	883,706
Capital stock sold	39,699	79,354
Investments sold	—	3,839,025
Gross unrealized appreciation on forward currency contracts	—	—
Total assets	103,957,910	142,581,264
LIABILITIES
Foreign currency due to custodian	—	17,813
Payables for:
Management fees	74,537	95,869
Accrued administration fees	15,292	25,895
Accrued custodian fees	27,553	33,484
Accrued directors’ fees	1,504	2,253
Accrued distribution fees	974	856
Accrued professional services	30,301	57,663
Foreign capital gains taxes	143,719	177,349
Capital stock redeemed	64,891	68,007
Investments purchased	17	2,798,724
Gross unrealized depreciation on forward currency contracts	—	—
Other accrued expenses and payables	11,865	14,388
Total liabilities	370,653	3,292,301
Net assets	$103,587,257	$139,288,963
NET ASSETS
Paid in capital	$208,915,384	$148,163,044
Distributable earnings (Accumulated loss)	(105,328,127)	(8,874,081)
Net assets	$103,587,257	$139,288,963
Institutional Shares
Net assets	$97,682,088	$135,533,695
Shares of capital stock outstanding*	7,744,423	13,986,548
Net asset value, offering and redemption price per share	$12.61	$9.69

Open Shares
Net assets	$5,905,169	$3,582,803
Shares of capital stock outstanding*	471,524	371,002
Net asset value, offering and redemption price per share	$12.52	$9.66

R6 Shares
Net assets	—	$172,465
Shares of capital stock outstanding*	—	17,773
Net asset value, offering and redemption price per share	—	$9.70

156    Semi-Annual Report

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio

$118,423,777	$2,669,797,436	$153,529,309	$97,537,689	$7,921,583,805

—	—	—	—	690,017,390
—	19,792	—	—	—
34,439	1,910,012	12,714	70	747,431

711,211	26,574,356	775,215	157,665	53,578,796
654,565	1,344,635	24,979	177,670	35,387,769
256,017	1,342,078	2,843,983	—	18,665,246

—	—	—	—	20,087,134
120,080,009	2,700,988,309	157,186,200	97,873,094	8,740,067,571

—	—	—	—	—

44,389	2,219,788	120,318	50,712	6,424,798
14,277	158,784	19,496	14,663	403,185
9,083	119,730	9,362	11,137	260,381
464	51,527	1,927	2,752	113,857
127	70,571	58	252	64,810
27,151	76,867	22,772	23,733	56,715
98,635	2,048,333	—	—	—
7,254	31,975,277	27,227	12,435	31,869,458
330,399	1,580,044	—	—	—

—	—	—	—	586,749
3,072	115,874	8,939	8,956	140,913
534,851	38,416,795	210,099	124,640	39,920,866
$119,545,158	$2,662,571,514	$156,976,101	$97,748,454	$8,700,146,705

$129,808,698	$3,508,246,836	$141,311,927	$67,765,099	$8,519,929,104
(10,263,540)	(845,675,322)	15,664,174	29,983,355	180,217,601
$119,545,158	$2,662,571,514	$156,976,101	$97,748,454	$8,700,146,705

$119,283,498	$2,381,704,734	$156,648,664	$96,376,708	$8,404,415,435
11,233,072	144,314,920	15,223,713	5,636,954	563,776,369

$10.62	$16.50	$10.29	$17.10	$14.91

$158,215	$272,171,312	$327,437	$1,371,746	$295,731,270
14,918	15,975,131	31,882	80,301	19,823,782

$10.61	$17.04	$10.27	$17.08	$14.92

$103,445	$8,695,468	—	—	—
9,737	526,555	—	—	—

$10.62	$16.51	—	—	—

Semi-Annual Report    157

June 30, 2023	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio
Cost of investments in securities	$87,726,288	$123,996,419
Cost of non-controlled affiliated issuers	—	—
Cost of foreign currency	$9,982	$9,552

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

158    Semi-Annual Report

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio
$114,067,506	$2,494,661,898	$142,333,769	$68,661,463	$6,894,412,607
—	—	—	—	$1,183,082,836
$34,442	$1,908,469	$12,664	$70	$747,375

Semi-Annual Report    159

June 30, 2023	Lazard Global Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio
ASSETS
Investments in securities, at fair value	$11,270,296	$2,876,415
Cash	2,873	31
Foreign currency, at fair value	40,206	327,842
Receivables for:
Investments sold	36,494	1,220,725
Dividends and interest	12,544	11,776
Capital stock sold	—	7,094
Amount due from Investment Manager (Note 3)	7,192	28,931
Total assets	11,369,605	4,472,814
LIABILITIES
Foreign currency due to custodian	—	1
Payables for:
Management fees	—	—
Foreign capital gains taxes	—	—
Accrued administration fees	9,191	8,635
Accrued custodian fees	6,951	7,798
Accrued directors’ fees	648	538
Accrued professional services	27,634	23,244
Accrued distribution fees	37	26
Accrued registration fees	6,560	481
Capital stock redeemed	7,363	—
Investments purchased	38,703	1,263,587
Line of credit outstanding	—	167,093
Other accrued expenses and payables	1,512	1,173
Total liabilities	98,599	1,472,576
Net assets	$11,271,006	$3,000,238
NET ASSETS
Paid in capital	$11,419,018	$2,825,059
Distributable earnings (Accumulated loss)	(148,012)	175,179
Net assets	$11,271,006	$3,000,238
Institutional Shares
Net assets	$11,086,772	$2,869,667
Shares of capital stock outstanding*	937,920	274,221
Net asset value, offering and redemption price per share	$11.82	$10.46
Open Shares
Net assets	$184,234	$130,571
Shares of capital stock outstanding*	15,740	12,489
Net asset value, offering and redemption price per share	$11.70	$10.45
R6 Shares
Net assets	—	—
Shares of capital stock outstanding*	—	—
Net asset value, offering and redemption price per share	—	—

Cost of investments in securities	$10,877,911	$2,655,265
Cost of foreign currency	$40,316	$328,001

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

160    Semi-Annual Report

Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio

$1,174,765,567	$54,205,515	$208,746,360	$12,861,002	$4,582,893,110
—	—	—	—	—
752,604	25,304	5,698	5,815	1,054,146

2,445,140	248,970	—	14,898	18,198,091
8,543,762	223,772	276,045	119,633	15,686,227
673,529	31,590	4,821,547	1,620	2,897,450
—	—	—	3,374	—
1,187,180,602	54,735,151	213,849,650	13,006,342	4,620,729,024

—	1	—	—	—

717,084	10,641	109,807	—	2,833,699
—	—	—	—	1,942,303
79,294	12,020	18,681	9,401	241,427
39,978	8,391	5,328	5,719	153,205
26,197	1,088	2,455	710	85,545
45,613	25,905	22,788	25,082	83,590
14,058	565	365	1,618	77,040
6,257	804	38,642	2,250	19,739
359,616	35,658	152,197	—	1,410,566
2,823,387	370	5,503,700	68	2,087
—	—	—	—	—
51,382	2,691	2,408	2,053	188,934
4,162,866	98,134	5,856,371	46,901	7,038,135
$1,183,017,736	$54,637,017	$207,993,279	$12,959,441	$4,613,690,889

$997,753,556	$50,397,290	$206,858,690	$15,009,131	$3,871,425,676
185,264,180	4,239,727	1,134,589	(2,049,690)	742,265,213
$1,183,017,736	$54,637,017	$207,993,279	$12,959,441	$4,613,690,889

$1,035,220,796	$51,585,059	$206,324,216	$5,318,291	$4,181,867,194
63,466,556	4,922,485	13,804,083	650,610	278,286,637

$16.31	$10.48	$14.95	$8.17	$15.03

$60,220,995	$3,051,958	$1,658,380	$7,641,150	$327,977,226
3,641,246	290,066	111,736	932,914	21,635,592

$16.54	$10.52	$14.84	$8.19	$15.16

$87,575,945	—	$10,683	—	$103,846,469
5,379,010	—	715	—	6,903,941

$16.28	—	$14.95	—	$15.04

$1,007,994,411	$47,126,362	$201,644,208	$13,395,952	$3,713,293,845
$750,277	$25,246	$5,706	$5,847	$1,051,659

Semi-Annual Report    161

June 30, 2023	Lazard Managed Equity Volatility Portfolio	Lazard US Equity Concentrated Portfolio
ASSETS
Investments in securities, at fair value	$18,540,707	$596,408,754
Cash	5,478	—
Foreign currency, at fair value	10,896	—
Receivables for:
Dividends	44,458	236,378
Capital stock sold	225,000	79,272
Investments sold	—	—
Amount due from Investment Manager (Note 3)	20,267	—
Total assets	18,846,806	596,724,404
LIABILITIES
Payables for:
Management fees	—	355,503
Accrued administration fees	10,231	73,446
Accrued custodian fees	10,591	53,277
Accrued professional services	23,318	43,930
Accrued directors’ fees	79	28,731
Accrued registration fees	251	7,678
Accrued distribution fees	22	5,793
Capital stock redeemed	—	1,488,982
Investments purchased	8	—
Other accrued expenses and payables	1,590	59,817
Total liabilities	46,090	2,117,157
Net assets	$18,800,716	$594,607,247
NET ASSETS
Paid in capital	$17,511,679	$199,808,248
Distributable earnings (Accumulated loss)	1,289,037	394,798,999
Net assets	$18,800,716	$594,607,247
Institutional Shares
Net assets	$18,716,459	$568,237,731
Shares of capital stock outstanding*	1,510,045	33,444,140
Net asset value, offering and redemption price per share	$12.39	$16.99
Open Shares
Net assets	$84,257	$26,338,018
Shares of capital stock outstanding*	6,810	1,537,211
Net asset value, offering and redemption price per share	$12.37	$17.13
R6 Shares
Net assets	—	$31,498
Shares of capital stock outstanding*	—	1,842
Net asset value, offering and redemption price per share	—	$17.10
Cost of investments in securities	$17,410,886	$422,876,037
Cost of foreign currency	$10,864	$—

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

162    Semi-Annual Report

Lazard US Equity Focus Portfolio	Lazard US Small-Mid Cap Equity Portfolio	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio

$89,145,284	$38,682,133	$16,073,893	$27,954,927
—	1,311,719	678	—
—	—	—	—

42,650	37,685	8,128	28,859
6,032	18,879	—	—
—	502,466	—	—
—	—	18,354	—
89,193,966	40,552,882	16,101,053	27,983,786

31,638	15,649	—	995
15,459	11,353	12,923	13,725
8,141	8,940	5,804	8,510
22,857	23,829	21,303	22,698
2,389	2,826	1,417	1,235
3,153	1,366	775	7,281
226	1,592	104	22
17,001	77,358	—	7,465
—	151,342	—	4,653
1,903	1,729	1,467	2,969
102,767	295,984	43,793	69,553
$89,091,199	$40,256,898	$16,057,260	$27,914,233

$67,082,242	$31,440,777	$13,052,875	$26,129,229
22,008,957	8,816,121	3,004,385	1,785,004
$89,091,199	$40,256,898	$16,057,260	$27,914,233

$40,980,509	$32,682,039	$15,487,714	$27,690,729
2,830,740	2,585,894	1,159,407	2,908,456

$14.48	$12.64	$13.36	$9.52

$1,147,009	$7,540,402	$569,546	$119,592
78,875	664,064	42,651	12,549

$14.54	$11.35	$13.35	$9.53

$46,963,681	$34,457	—	$103,912
3,242,397	2,720	—	10,917

$14.48	$12.67	—	$9.52
$67,127,736	$30,515,486	$13,161,159	$24,388,198
$—	$—	$—	$—

Semi-Annual Report    163

The Lazard Funds, Inc. Statements of Operations (unaudited)

For the Six Months Ended June 30, 2023	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio
Investment Income (Loss) Income
Dividends#
Unaffiliated issuers	$2,168,698	$1,414,856
Non-controlled affiliated issuers (Note 5)(a)	—	—
Non-cash income	301,512	311,256
Total investment income*	2,470,210	1,726,112
Expenses
Management fees (Note 3)	517,468	497,850
Custodian fees	45,614	46,271
Administration fees	15,041	14,795
Distribution fees (Open Shares)	7,388	1,889
Shareholders’ services	9,997	8,192
Directors’ fees and expenses	4,418	4,441
Professional services	29,417	28,588
Registration fees	19,075	23,411
Shareholders’ reports	8,260	12,299
Other^	4,675	27,533
Total gross expenses	661,353	665,269
Management fees waived and expenses reimbursed	(58,812)	(43,188)
Total net expenses	602,541	622,081
Net investment income (loss)	1,867,669	1,104,031
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	(2,942,093)	(2,522,434)
Non-controlled affiliated issuers	—	—
Foreign currency transactions	11,515	(74,204)
Forward currency contracts	—	—
Total net realized gain (loss)	(2,930,578)	(2,596,638)
Net change in unrealized appreciation (depreciation) on:
Investments†	7,520,835	9,733,855 (b)
Non-controlled affiliated issuers(a)	—	—
Foreign currency translations	(47)	(9,942)
Forward currency contracts	—	—
Total net change in unrealized appreciation (depreciation)	7,520,788	9,723,913
Net realized and unrealized gain (loss)	4,590,210	7,127,275
Net increase (decrease) in net assets resulting from operations	$6,457,879	$8,231,306
* Net of foreign withholding taxes of	$184,378	$184,606
** Net of foreign capital gains taxes of	$8,098	$12,729
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$11,973	$(18,801)
^ Includes interest on line of credit of	$204	$1,916

(a)	See Note 5 for information on affiliated issuers
(b)	Excludes net unrealized loss of $3,194,230 from acquisition of Emerging Markets Strategic Equity Portfolio.

The accompanying notes are an integral part of these financial statements.

164    Semi-Annual Report

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio

$1,906,897	$76,990,431	$2,891,544	$864,598	$170,648,615
—	—	—	—	33,745,082
214,296	—	—	58,280	—
2,121,193	76,990,431	2,891,544	922,878	204,393,697

375,172	13,164,689	701,496	306,678	38,402,839
41,668	315,411	28,600	27,949	782,512
14,826	152,616	19,533	14,470	393,098
214	328,128	335	1,681	386,840
11,078	145,341	8,300	7,422	308,255
3,164	95,584	5,990	5,500	250,895
23,527	135,697	23,700	23,039	249,926
33,541	44,438	17,907	21,608	216,227
6,810	83,990	6,119	7,318	128,204
3,612	60,250	4,449	4,364	136,036
513,612	14,526,144	816,429	420,029	41,254,832
(62,856)	(1,583)	(2,262)	(2,318)	—
450,756	14,524,561	814,167	417,711	41,254,832
1,670,437	62,465,870	2,077,377	505,167	163,138,865

(866,418)	56,492,909	6,993,921	329,120	109,155,891
—	—	—	—	(208,986)
(55,640)	(717,592)	(11,561)	(3,472)	549,517
(261)	—	—	—	(85,500,314)
(922,319)	55,775,317	6,982,360	325,648	23,996,108

6,038,619	211,247,792	13,105,004	9,233,919	401,673,323
—	—	—	—	(59,765,991)
264	29,217	4,555	449	574,941
—	—	—	—	4,538,304

6,038,883	211,277,009	13,109,559	9,234,368	347,020,577
5,116,564	267,052,326	20,091,919	9,560,016	371,016,685

$6,787,001	$329,518,196	$22,169,296	$10,065,183	$534,155,550

$228,545	$10,153,914	$186,780	$38,001	$10,283,733
$—	$120,283	$—	$—	$—

$(98,635)	$21,453	$—	$—	$—
$94	$10,168	$—	$208	$—

#	Dividend income for Lazard Global Equity Select Portfolio and Lazard Global Listed Infrastructure Portfolio includes $20,769 and $1,219,941, respectively, of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $58,769.and $11,503,674, respectively, Refer to Note 2(b) in the Notes to Financial Statements for further information.

Semi-Annual Report    165

For the Six Months Ended June 30, 2023	Lazard Global Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio
Investment Income (Loss)
Income
Dividends#	$96,526	$63,470
Non-cash income	5,798	—
Total investment income*	102,324	63,470
Expenses
Management fees (Note 3)	40,929	9,135
Custodian fees	18,386	22,980
Distribution fees (Open Shares)	224	156
Professional services	22,345	20,633
Administration fees	9,254	8,748
Directors’ fees and expenses	2,053	1,808
Shareholders’ services	4,830	4,578
Shareholders’ reports	5,720	5,706
Registration fees	20,756	33,911
Other^	239	8
Total gross expenses	124,736	107,663
Management fees waived and expenses reimbursed	(75,159)	(96,257)
Total net expenses	49,577	11,406
Net investment income (loss)	52,747	52,064
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	(96,653)	127,399
Foreign currency transactions	(5,709)	(690)
Total net realized gain (loss)	(102,362)	126,709
Net change in unrealized appreciation (depreciation) on:
Investments†	961,387	140,960
Foreign currency translations	412	(376)
Total net change in unrealized appreciation (depreciation)	961,799	140,584
Net realized and unrealized gain (loss)	859,437	267,293
Net increase (decrease) in net assets resulting from operations	$912,184	$319,357
*# Net of foreign withholding taxes of	$4,180	$9,871
** Net of foreign capital gains taxes of	$—	$—
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$—	$—
^ Includes interest on line of credit of	$191	$—

#	Dividend income for Lazard Global Strategic Equity Portfolio includes $2,873 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $7,053. Refer to Note 2(b) in the Notes to Financial Statements for further information.

The accompanying notes are an integral part of these financial statements.

166    Semi-Annual Report

Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio

$22,375,155	$873,044	$1,718,958	$253,334	$71,154,432
—	55,567	156,313	—	—
22,375,155	928,611	1,875,271	253,334	71,154,432

4,217,042	176,539	617,529	51,230	17,338,126
131,494	26,639	29,558	22,016	471,245
71,684	3,796	1,911	9,895	398,482
184,285	23,801	23,718	22,827	309,393
77,194	11,967	18,864	9,426	235,663
44,050	3,227	5,759	2,182	164,225
47,945	6,841	11,375	6,064	139,759
36,830	6,256	8,977	5,538	100,249
40,020	30,143	53,404	16,495	69,997
38,783	3,772	15,821	3,287	171,325
4,889,327	292,981	786,916	148,960	19,398,464
(13,291)	(44,400)	(73,029)	(61,783)	(2,505)
4,876,036	248,581	713,887	87,177	19,395,959
17,499,119	680,030	1,161,384	166,157	51,758,473

21,354,922	123,727	(125,611)	213,531	57,556,379
43,921	(9,067)	(39,028)	(2,468)	(829,973)
21,398,843	114,660	(164,639)	211,063	56,726,406

92,638,195	4,581,260	17,281,137	558,586	414,862,002
105,480	5,838	1,687	1,404	(32,637)

92,743,675	4,587,098	17,282,824	559,990	414,829,365
114,142,518	4,701,758	17,118,185	771,053	471,555,771

$131,641,637	$5,381,788	$18,279,569	$937,210	$523,314,244
$2,418,272	$74,794	$204,168	$(24,391)	$4,676,956
$—	$7,507	$—	$(820)	$238,173

$—	$13,145	$—	$—	$(262,862)
$15,300	$152	$11,614	$196	$78,988

#	Dividend income for Lazard International Small Cap Equity Portfolio and Lazard International Strategic Equity Portfolio includes $43,378 and $2,449,625, respectively, of refunds received as a result of European Union dividend withholding tax reclaim filings. The amounts of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $18,987 and $7,126,581, respectively, Refer to Note 2 (b) in the Notes to Financial Statements for further information.

Semi-Annual Report    167

For the Six Months Ended June 30, 2023	Lazard Managed Equity Volatility Portfolio	Lazard US Equity Concentrated Portfolio
Investment Income (Loss)
Income
Dividends	$394,857	$6,398,708
Total investment income*	394,857	6,398,708
Expenses
Management fees (Note 3)	82,978	3,508,913
Custodian fees	26,077	138,401
Shareholders’ reports	5,782	70,816
Administration fees	10,301	69,728
Professional services	21,249	60,187
Directors’ fees and expenses	1,767	50,343
Shareholders’ services	5,316	48,072
Distribution fees (Open Shares)	102	31,731
Registration fees	31,531	31,444
Other^	3,207	36,274
Total gross expenses	188,310	4,045,909
Management fees waived and expenses reimbursed	(84,179)	(934)
Total net expenses	104,131	4,044,975
Net investment income (loss)	290,726	2,353,733
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	784,959	173,152,066
Foreign currency transactions	(7,127)	—
Total net realized gain (loss)	777,832	173,152,066
Net change in unrealized appreciation (depreciation) on:
Investments	(175,711)	(52,361,341)
Foreign currency translations	388	—
Total net change in unrealized appreciation (depreciation)	(175,323)	(52,361,341)
Net realized and unrealized gain (loss)	602,509	120,790,725
Net increase (decrease) in net assets resulting from operations	$893,235	$123,144,458
* Net of foreign withholding taxes of	$21,387	$—
^ Includes interest on line of credit of	$204	$10,369

The accompanying notes are an integral part of these financial statements.

168    Semi-Annual Report

Lazard US Equity Focus Portfolio	Lazard US Small-Mid Cap Equity Portfolio	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio

$651,315	$225,623	$113,385	$173,286
651,315	225,623	113,385	173,286

222,674	156,127	42,655	90,737
25,516	25,758	15,130	33,350
7,240	6,791	6,635	4,997
13,633	11,174	9,461	10,192
21,816	21,829	20,229	20,431
4,818	4,693	2,853	2,918
7,745	6,678	4,778	7,640
1,410	9,489	679	135
17,232	21,394	32,208	17,222
4,356	3,895	47	1,841
326,440	267,828	134,675	189,463
(41,100)	(39,861)	(80,631)	(72,582)
285,340	227,967	54,044	116,881
365,975	(2,344)	59,341	56,405

530,084	689,604	(30,795)	(939,611)
—	—	—	—
530,084	689,604	(30,795)	(939,611)

8,363,864	748,369	1,169,962	3,825,637
—	—	—	—

8,363,864	748,369	1,169,962	3,825,637
8,893,948	1,437,973	1,139,167	2,886,026

$9,259,923	$1,435,629	$1,198,508	$2,942,431
$—	$—	$—	$705
$262	$—	$—	$—

Semi-Annual Report    169

The Lazard Funds, Inc. Statements of Changes in Net Assets

	Lazard Developing Markets Equity Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,867,669	$1,208,133
Net realized gain (loss)	(2,930,578)	(5,520,306)
Net change in unrealized appreciation (depreciation)	7,520,788	(29,626,365)
Net increase (decrease) in net assets resulting from operations	6,457,879	(33,938,538)
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(707,448)
Open Shares	—	(29,962)
R6 Shares	—	—
Return of capital
Institutional Shares	—	(60,003)
Open Shares	—	(2,541)
Net decrease in net assets resulting from distributions	—	(799,954)
Capital stock transactions
Net proceeds from sales
Institutional Shares	9,246,060	22,986,526
Open Shares	853,094	1,330,724
R6 Shares	—	—
Issued in connection with acquisition of Emerging Markets Strategic Equity Portfolio
Institutional Shares	—	—
Open Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	635,859
Open Shares	—	28,854
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(9,570,751)	(47,316,675)
Open Shares	(796,593)	(3,142,059)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(268,190)	(25,476,771)
Total increase (decrease) in net assets	6,189,689	(60,215,263)
Net assets at beginning of period	97,397,568	157,612,831
Net assets at end of period	$103,587,257	$97,397,568
Shares issued and redeemed Institutional Shares
Shares outstanding at beginning of period	7,777,673	9,637,932
Shares sold	736,128	1,776,812
Shares issued in connection with acquisition of Emerging Markets Strategic Equity Portfolio	—	—
Shares issued to shareholders from reinvestment of distributions	—	53,569
Shares redeemed	(769,378)	(3,690,640)
Net increase (decrease)	(33,250)	(1,860,259)
Shares outstanding at end of period	7,744,423	7,777,673

The accompanying notes are an integral part of these financial statements.

170    Semi-Annual Report

Lazard Emerging Markets Core Equity Portfolio		Lazard Emerging Markets Equity Advantage Portfolio
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$1,104,031	$2,077,849	$1,670,437	$1,722,206
(2,596,638)	(3,899,342)	(922,319)	(15,096,252)
9,723,913	(31,035,512)	6,038,883	(1,482,062)

8,231,306	(32,857,005)	6,787,001	(14,856,108)

—	(1,910,920)	—	(1,903,988)
—	(28,218)	—	(3,123)

—	(7,388)	—	—
—	—	—	—

—	(1,946,526)	—	(1,907,111)

6,917,704	34,798,642	38,550,811	81,225,276
426,034	1,088,647	2,160,668	34,560
60,197	109,702	100,000	—

42,695,854	—	—	—
2,423,804	—	—	—

—	1,842,661	—	1,895,534
—	26,946	—	3,123
—	7,388	—	—

(14,915,558)	(65,949,462)	(6,516,653)	(54,457,517)
(792,259)	(1,323,071)	(2,136,058)	(855,669)
(262,155)	(1,534)	—	—

36,553,621	(29,400,081)	32,158,768	27,845,307
44,784,927	(64,203,612)	38,945,769	11,082,088
94,504,036	158,707,648	80,599,389	69,517,301
$139,288,963	$94,504,036	$119,545,158	$80,599,389

10,455,241	13,520,650	8,186,529	5,322,452
726,420	3,561,761	3,670,273	8,040,599

4,364,112	—	—	—

—	207,099	—	190,232
(1,559,225)	(6,834,269)	(623,730)	(5,366,754)
3,531,307	(3,065,409)	3,046,543	2,864,077
13,986,548	10,455,241	11,233,072	8,186,529

Semi-Annual Report    171

	Lazard Developing Markets Equity Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Open Shares
Shares outstanding at beginning of period	467,111	600,534
Shares sold	68,618	107,434
Shares issued in connection with acquisition of Emerging Markets Strategic Equity Portfolio	—	—
Shares issued to shareholders from reinvestment of distributions	—	2,445
Shares redeemed	(64,205)	(243,302)
Net increase (decrease)	4,413	(133,423)
Shares outstanding at end of period	471,524	467,111
R6 Shares†
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

†	The inception date for the R6 Shares was February 22, 2023.

The accompanying notes are an integral part of these financial statements.

172    Semi-Annual Report

Lazard Emerging Markets Core Equity Portfolio		Lazard Emerging Markets Equity Advantage Portfolio
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

161,234	183,190	9,443	76,021
45,094	112,096	210,542	2,836

248,585	—	—	—

—	3,036	—	312
(83,911)	(137,088)	(205,067)	(69,726)
209,768	(21,956)	5,475	(66,578)
371,002	161,234	14,918	9,443

39,040	26,865	—	—
6,219	11,507	9,737	—

—	830	—	—
(27,486)	(162)	—	—
(21,267)	12,175	9,737	—
17,773	39,040	9,737	—

Semi-Annual Report    173

	Lazard Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,465,870	$146,593,998
Net realized gain (loss)	55,775,317	(115,693,889)
Net change in unrealized appreciation (depreciation)	211,277,009	(557,415,838)
Net increase (decrease) in net assets resulting from operations	329,518,196	(526,515,729)
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(130,416,173)
Open Shares	—	(13,490,474)
R6 Shares	—	(437,125)
Net decrease in net assets resulting from distributions	—	(144,343,772)
Capital stock transactions
Net proceeds from sales
Institutional Shares	372,772,038	861,849,990
Open Shares	11,204,407	18,453,232
R6 Shares	630,074	1,763,892
Net proceeds from reinvestment of distributions
Institutional Shares	—	125,423,797
Open Shares	—	13,288,409
R6 Shares	—	286,165
Cost of shares redeemed
Institutional Shares	(568,308,388)	(1,376,698,620)
Open Shares	(22,685,363)	(83,795,159)
R6 Shares	(987,302)	(2,202,333)
Net increase (decrease) in net assets from capital stock transactions	(207,374,534)	(441,630,627)
Total increase (decrease) in net assets	122,143,662	(1,112,490,128)
Net assets at beginning of period	2,540,427,852	3,652,917,980
Net assets at end of period	$2,662,571,514	$2,540,427,852

The accompanying notes are an integral part of these financial statements.

174    Semi-Annual Report

Lazard Equity Franchise Portfolio		Lazard Global Equity Select Portfolio
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$2,077,377	$1,626,573	$505,167	$572,221
6,982,360	13,818,112	325,648	1,040,326
13,109,559	(17,193,783)	9,234,368	(21,692,108)

22,169,296	(1,749,098)	10,065,183	(20,079,561)

—	(17,924,812)	—	(923,404)
—	(22,496)	—	(9,233)
—	—	—	—

—	(17,947,308)	—	(932,637)

12,068,737	103,212,766	3,872,169	17,480,453
131,024	262,175	430,543	274,863
—	—	—	—

—	17,923,480	—	907,395
—	22,496	—	9,199
—	—	—	—

(37,422,762)	(47,036,929)	(8,723,252)	(16,294,375)
(24,350)	(154,997)	(453,757)	(293,755)
—	—	—	—

(25,247,351)	74,228,991	(4,874,297)	2,083,780
(3,078,055)	54,532,585	5,190,886	(18,928,418)
160,054,156	105,521,571	92,557,568	111,485,986
$156,976,101	$160,054,156	$97,748,454	$92,557,568

Semi-Annual Report    175

	Lazard Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	156,565,118	180,498,233
Shares sold	23,748,964	54,007,278
Shares issued to shareholders from reinvestment of distributions	—	8,549,679
Shares redeemed	(35,999,162)	(86,490,072)
Net increase (decrease)	(12,250,198)	(23,933,115)
Shares outstanding at end of period	144,314,920	156,565,118
Open Shares
Shares outstanding at beginning of period	16,682,124	19,885,383
Shares sold	685,863	1,102,283
Shares issued to shareholders from reinvestment of distributions	—	875,966
Shares redeemed	(1,392,856)	(5,181,508)
Net increase (decrease)	(706,993)	(3,203,259)
Shares outstanding at end of period	15,975,131	16,682,124
R6 Shares
Shares outstanding at beginning of period	548,994	544,810
Shares sold	40,288	113,210
Shares issued to shareholders from reinvestment of distributions	—	19,494
Shares redeemed	(62,727)	(128,520)
Net increase (decrease)	(22,439)	4,184
Shares outstanding at end of period	526,555	548,994

The accompanying notes are an integral part of these financial statements.

176    Semi-Annual Report

Lazard Equity Franchise Portfolio		Lazard Global Equity Select Portfolio
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

17,653,491	9,780,445	5,938,494	5,857,479
1,264,950	10,269,246	238,891	1,063,144

—	1,943,345	—	59,230
(3,694,728)	(4,339,545)	(540,431)	(1,041,359)
(2,429,778)	7,873,046	(301,540)	81,015
15,223,713	17,653,491	5,636,954	5,938,494

21,010	8,621	81,524	82,179
13,315	25,489	26,375	17,597

—	2,436	—	600
(2,443)	(15,536)	(27,598)	(18,852)
10,872	12,389	(1,223)	(655)
31,882	21,010	80,301	81,524

—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

Semi-Annual Report    177

	Lazard Global Listed Infrastructure Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$163,138,865	$208,102,375
Net realized gain (loss)	23,996,108	322,905,118
Net change in unrealized appreciation (depreciation)	347,020,577	(665,672,455)
Net increase (decrease) in net assets resulting from operations	534,155,550	(134,664,962)
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	(121,892,102)	(1,060,685,044)
Open Shares	(4,113,551)	(45,255,213)
Net decrease in net assets resulting from distributions	(126,005,653)	(1,105,940,257)
Capital stock transactions
Net proceeds from sales
Institutional Shares	1,254,184,160	3,221,367,011
Open Shares	40,047,945	165,287,456
Net proceeds from reinvestment of distributions
Institutional Shares	103,526,786	921,958,886
Open Shares	4,034,622	44,558,966
Cost of shares redeemed
Institutional Shares	(1,134,367,464)	(2,475,584,828)
Open Shares	(100,850,862)	(120,448,379)
Net increase (decrease) in net assets from capital stock transactions	166,575,187	1,757,139,112
Total increase (decrease) in net assets	574,725,084	516,533,893
Net assets at beginning of period	8,125,421,621	7,608,887,728
Net assets at end of period	$8,700,146,705	$8,125,421,621

The accompanying notes are an integral part of these financial statements.

178    Semi-Annual Report

Lazard Global Strategic Equity Portfolio		Lazard International Equity Advantage Portfolio
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$52,747	$49,494	$52,064	$77,083
(102,362)	(467,377)	126,709	(219,539)
961,799	(2,950,697)	140,584	(262,247)

912,184	(3,368,580)	319,357	(404,703)

—	(65,039)	—	(87,197)
—	(462)	—	(3,876)

—	(65,501)	—	(91,073)

51,095	23,595	120,205	6,179
11	2,503	10	1

—	65,039	—	87,197
—	462	—	3,876

(303,277)	(3,755,240)	—	(30,940)
(3,198)	—	—	—

(255,369)	(3,663,641)	120,215	66,313
656,815	(7,097,722)	439,572	(429,463)
10,614,191	17,711,913	2,560,666	2,990,129
$11,271,006	$10,614,191	$3,000,238	$2,560,666

Semi-Annual Report    179

	Lazard Global Listed Infrastructure Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	548,675,033	442,920,557
Shares sold	84,511,857	200,638,035
Shares issued to shareholders from reinvestment of distributions	7,115,378	62,415,191
Shares redeemed	(76,525,899)	(157,298,750)
Net increase (decrease)	15,101,336	105,754,476
Shares outstanding at end of period	563,776,369	548,675,033
Open Shares
Shares outstanding at beginning of period	23,667,566	18,194,277
Shares sold	2,697,402	10,096,310
Shares issued to shareholders from reinvestment of distributions	277,170	3,013,473
Shares redeemed	(6,818,356)	(7,636,494)
Net increase (decrease)	(3,843,784)	5,473,289
Shares outstanding at end of period	19,823,782	23,667,566
#	Shares values are less than 1

The accompanying notes are an integral part of these financial statements.

180    Semi-Annual Report

Lazard Global Strategic Equity Portfolio		Lazard International Equity Advantage Portfolio
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

960,139	1,297,363	261,804	255,051
4,387	2,146	12,417	606

—	5,923	—	9,310
(26,606)	(345,293)	—	(3,163)
(22,219)	(337,224)	12,417	6,753
937,920	960,139	274,221	261,804

16,012	15,713	12,488	12,075
1	258	1	—	#

—	41	—	413
(273)	—	—	—
(272)	299	1	413
15,740	16,012	12,489	12,488

Semi-Annual Report    181

	Lazard International Equity Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,499,119	$25,018,724
Net realized gain (loss)	21,398,843	(18,115,840)
Net change in unrealized appreciation (depreciation)	92,743,675	(273,283,955)
Net increase (decrease) in net assets resulting from operations	131,641,637	(266,381,071)
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(62,703,347)
Open Shares	—	(3,381,347)
R6 Shares	—	(3,944,721)
Net decrease in net assets resulting from distributions	—	(70,029,415)
Capital stock transactions
Net proceeds from sales
Institutional Shares	172,529,866	231,789,310
Open Shares	5,116,217	16,567,209
R6 Shares	22,836,360	17,349,084
Net proceeds from reinvestment of distributions
Institutional Shares	—	53,823,523
Open Shares	—	3,000,121
R6 Shares	—	3,868,531
Cost of shares redeemed
Institutional Shares	(121,685,905)	(685,382,215)
Open Shares	(6,716,383)	(41,438,157)
R6 Shares	(7,932,438)	(52,432,233)
Net increase (decrease) in net assets from capital stock transactions	64,147,717	(452,854,827)
Total increase (decrease) in net assets	195,789,354	(789,265,313)
Net assets at beginning of period	987,228,382	1,776,493,695
Net assets at end of period	$1,183,017,736	$987,228,382

The accompanying notes are an integral part of these financial statements.

182    Semi-Annual Report

Lazard International Equity Select Portfolio		Lazard International Quality Growth Portfolio
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$680,030	$1,028,738	$1,161,384	$783,238
114,660	(3,536,840)	(164,639)	(6,290,271)
4,587,098	(10,331,812)	17,282,824	(13,649,212)

5,381,788	(12,839,914)	18,279,569	(19,156,245)

—	(1,170,958)	—	(1,289,849)
—	(56,701)	—	(2,960)
—	—	—	—

—	(1,227,659)	—	(1,292,809)

3,622,662	12,959,753	93,961,669	123,139,916
202,610	900,081	1,673,490	123,452
—	—	10,000	—

—	1,124,727	—	1,280,322
—	55,731	—	2,960
—	—	—	—

(8,775,242)	(27,840,410)	(16,503,840)	(55,785,156)
(347,473)	(1,527,246)	(522,675)	(18,580)
—	—	—	—

(5,297,443)	(14,327,364)	78,618,644	68,742,914
84,345	(28,394,937)	96,898,213	48,293,860
54,552,672	82,947,609	111,095,066	62,801,206
$54,637,017	$54,552,672	$207,993,279	$111,095,066

Semi-Annual Report    183

	Lazard International Equity Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	60,292,364	87,137,715
Shares sold	11,002,459	14,992,421
Shares issued to shareholders from reinvestment of distributions	—	3,670,842
Shares redeemed	(7,828,267)	(45,508,614)
Net increase (decrease)	3,174,192	(26,845,351)
Shares outstanding at end of period	63,466,556	60,292,364
Open Shares
Shares outstanding at beginning of period	3,743,668	5,114,581
Shares sold	324,171	1,084,863
Shares issued to shareholders from reinvestment of distributions	—	201,768
Shares redeemed	(426,593)	(2,657,544)
Net increase (decrease)	(102,422)	(1,370,913)
Shares outstanding at end of period	3,641,246	3,743,668
R6 Shares†
Shares outstanding at beginning of period	4,410,047	6,472,435
Shares sold	1,475,374	1,082,972
Shares issued to shareholders from reinvestment of distributions	—	264,440
Shares redeemed	(506,411)	(3,409,800)
Net increase (decrease)	968,963	(2,062,388)
Shares outstanding at end of period	5,379,010	4,410,047
†	The inception date for the International Quality Growth Portfolio R6 Shares was February 22, 2023.

The accompanying notes are an integral part of these financial statements.

184    Semi-Annual Report

Lazard International Equity Select Portfolio		Lazard International Quality Growth Portfolio
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

5,427,143	6,846,470	8,337,316	3,718,473
356,182	1,281,616	6,630,852	8,546,737

—	117,646	—	96,628
(860,840)	(2,818,589)	(1,164,085)	(4,024,522)
(504,658)	(1,419,327)	5,466,767	4,618,843
4,922,485	5,427,143	13,804,083	8,337,316

304,184	360,195	28,191	19,946
19,889	87,983	118,983	9,406

—	5,796	—	225
(34,007)	(149,790)	(35,438)	(1,386)
(14,118)	(56,011)	83,545	8,245
290,066	304,184	111,736	28,191

—	—	—	—
—	—	715	—

—	—	—	—
—	—	—	—
—	—	715	—
—	—	715	—

Semi-Annual Report    185

	Lazard International Small Cap Equity Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$166,157	$309,711
Net realized gain (loss)	211,063	(1,611,673)
Net change in unrealized appreciation (depreciation)	559,990	(5,619,766)
Net increase (decrease) in net assets resulting from operations	937,210	(6,921,728)
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(491,400)
Open Shares	—	(416,934)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(908,334)
Capital stock transactions
Net proceeds from sales
Institutional Shares	389,169	3,781,732
Open Shares	94,454	3,039,558
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	488,585
Open Shares	—	410,676
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(2,472,337)	(7,824,261)
Open Shares	(621,368)	(3,944,613)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(2,610,082)	(4,048,323)
Total increase (decrease) in net assets	(1,672,872)	(11,878,385)
Net assets at beginning of period	14,632,313	26,510,698
Net assets at end of period	$12,959,441	$14,632,313

The accompanying notes are an integral part of these financial statements.

186    Semi-Annual Report

Lazard International Strategic Equity Portfolio		Lazard Managed Equity Volatility Portfolio
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$51,758,473	$80,441,570	$290,726	$521,781
56,726,406	(191,251,655)	777,832	(794,341)
414,829,365	(957,247,512)	(175,323)	(1,836,469)

523,314,244	(1,068,057,597)	893,235	(2,109,029)

—	(58,103,198)	—	(857,387)
—	(3,427,089)	—	(2,173)
—	(1,330,359)	—	—

—	(62,860,646)	—	(859,560)

200,819,455	777,632,896	3,265,388	2,791,357
20,918,428	66,219,213	—	27
7,336,866	5,029,916	—	—

—	53,856,863	—	739,992
—	3,161,280	—	2,173
—	1,318,843	—	—

(675,689,063)	(1,333,389,496)	(14,151,454)	(2,898,965)
(36,947,805)	(144,164,460)	—	(24)
(11,449,542)	(12,251,456)	—	—

(495,011,661)	(582,586,401)	(10,886,066)	634,560
28,302,583	(1,713,504,644)	(9,992,831)	(2,334,029)
4,585,388,306	6,298,892,950	28,793,547	31,127,576
$4,613,690,889	$4,585,388,306	$18,800,716	$28,793,547

Semi-Annual Report    187

	Lazard International Small Cap Equity Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	902,119	1,322,884
Shares sold	46,961	457,072
Shares issued to shareholders from reinvestment of distributions	—	61,362
Shares redeemed	(298,470)	(939,199)
Net increase (decrease)	(251,509)	(420,765)
Shares outstanding at end of period	650,610	902,119
Open Shares
Shares outstanding at beginning of period	996,438	1,085,347
Shares sold	11,443	356,944
Shares issued to shareholders from reinvestment of distributions	—	51,468
Shares redeemed	(74,967)	(497,321)
Net increase (decrease)	(63,524)	(88,909)
Shares outstanding at end of period	932,914	996,438
R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

188    Semi-Annual Report

Lazard International Strategic Equity Portfolio		Lazard Managed Equity Volatility Portfolio
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

311,507,437	349,026,972	2,406,396	2,357,213
13,958,446	54,862,222	265,473	229,042

—	4,019,169	—	61,309
(47,179,246)	(96,400,926)	(1,161,824)	(241,168)
(33,220,800)	(37,519,535)	(896,351)	49,183
278,286,637	311,507,437	1,510,045	2,406,396

22,739,287	27,877,105	6,810	6,629
1,446,692	4,602,491	—	3

—	233,477	—	180
(2,550,387)	(9,973,786)	—	(2)
(1,103,695)	(5,137,818)	—	181
21,635,592	22,739,287	6,810	6,810

7,185,282	7,606,148	—	—
509,328	362,304	—	—

—	98,274	—	—
(790,669)	(881,444)	—	—
(281,341)	(420,866)	—	—
6,903,941	7,185,282	—	—

Semi-Annual Report    189

	Lazard US Equity Concentrated Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,353,733	$8,762,250
Net realized gain (loss)	173,152,066	106,367,493
Net change in unrealized appreciation (depreciation)	(52,361,341)	(482,242,653)
Net increase (decrease) in net assets resulting from operations	123,144,458	(367,112,910)
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(75,915,293)
Open Shares	—	(1,426,093)
R6 Shares	—	(130,953)
Net decrease in net assets resulting from distributions	—	(77,472,339)
Capital stock transactions
Net proceeds from sales
Institutional Shares	46,113,118	299,519,389
Open Shares	1,535,361	3,057,412
R6 Shares	32,265	20,296
Net proceeds from reinvestment of distributions
Institutional Shares	—	64,966,405
Open Shares	—	1,380,759
R6 Shares	—	130,919
Cost of shares redeemed
Institutional Shares	(791,080,312)	(678,550,658)
Open Shares	(2,787,347)	(7,581,357)
R6 Shares	(2,296,656)	(13,811)
Net increase (decrease) in net assets from capital stock transactions	(748,483,571)	(317,070,646)
Total increase (decrease) in net assets	(625,339,113)	(761,655,895)
Net assets at beginning of period	1,219,946,360	1,981,602,255
Net assets at end of period	$594,607,247	$1,219,946,360

The accompanying notes are an integral part of these financial statements.

190    Semi-Annual Report

Lazard US Equity Focus Portfolio		Lazard US Small-Mid Cap Equity Portfolio
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$365,975	$557,094	$(2,344)	$(40,138)
530,084	405,396	689,604	752,825
8,363,864	(16,065,433)	748,369	(15,460,669)

9,259,923	(15,102,943)	1,435,629	(14,747,982)

—	(1,030,597)	—	(1,956,102)
—	(28,357)	—	(379,075)
—	(934,656)	—	(45)

—	(1,993,610)	—	(2,335,222)

459,986	5,096,150	660,994	6,969,138
353	4,948	82,640	2,467,056
16,858,021	17,385,917	10,146	31,192

—	1,020,920	—	1,912,237
—	28,354	—	364,429
—	933,440	—	45

(1,813,700)	(2,237,446)	(4,036,096)	(53,469,937)
(133,072)	(155,508)	(552,648)	(3,876,758)
(8,981,935)	(11,927,508)	(75)	(690,340)

6,389,653	10,149,267	(3,835,039)	(46,292,938)
15,649,576	(6,947,286)	(2,399,410)	(63,376,142)
73,441,623	80,388,909	42,656,308	106,032,450
$89,091,199	$73,441,623	$40,256,898	$42,656,308

Semi-Annual Report    191

	Lazard US Equity Concentrated Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	80,188,463	98,646,155
Shares sold	2,900,521	17,278,360
Shares issued to shareholders from reinvestment of distributions	—	4,122,800
Shares redeemed	(49,644,844)	(39,858,852)
Net increase (decrease)	(46,744,323)	(18,457,692)
Shares outstanding at end of period	33,444,140	80,188,463
Open Shares
Shares outstanding at beginning of period	1,614,946	1,793,445
Shares sold	94,906	176,728
Shares issued to shareholders from reinvestment of distributions	—	86,753
Shares redeemed	(172,641)	(441,980)
Net increase (decrease)	(77,735)	(178,499)
Shares outstanding at end of period	1,537,211	1,614,946
R6 Shares
Shares outstanding at beginning of period	146,418	137,684
Shares sold	1,996	1,199
Shares issued to shareholders from reinvestment of distributions	—	8,321
Shares redeemed	(146,572)	(786)
Net increase (decrease)	(144,576)	8,734
Shares outstanding at end of period	1,842	146,418

The accompanying notes are an integral part of these financial statements.

192    Semi-Annual Report

Lazard US Equity Focus Portfolio		Lazard US Small-Mid Cap Equity Portfolio
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

2,928,944	2,660,294	2,857,788	6,312,789
34,159	352,454	52,472	499,222

—	77,763	—	143,892
(132,363)	(161,567)	(324,366)	(4,098,115)
(98,204)	268,650	(271,894)	(3,455,001)
2,830,740	2,928,944	2,585,894	2,857,788

88,816	97,056	705,847	796,285
26	351	7,387	200,453

—	2,145	—	30,447
(9,967)	(10,736)	(49,170)	(321,338)
(9,941)	(8,240)	(41,783)	(90,438)
78,875	88,816	664,064	705,847

2,635,291	2,242,997	1,936	47,929
1,268,321	1,157,609	790	2,503

—	70,977	—	4
(661,215)	(836,292)	(6)	(48,500)
607,106	392,294	784	(45,993)
3,242,397	2,635,291	2,720	1,936

Semi-Annual Report    193

	Lazard US Sustainable Equity Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,341	$82,306
Net realized gain (loss)	(30,795)	216,045
Net change in unrealized appreciation (depreciation)	1,169,962	(3,097,384)
Net increase (decrease) in net assets resulting from operations	1,198,508	(2,799,033)
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(260,667)
Open Shares	—	(10,089)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(270,756)
Capital stock transactions
Net proceeds from sales
Institutional Shares	2,382,761	224,750
Open Shares	504	100,309
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	260,667
Open Shares	—	10,089
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(272,625)	(9,186)
Open Shares	(10,438)	(100,553)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	2,100,202	486,076
Total increase (decrease) in net assets	3,298,710	(2,583,713)
Net assets at beginning of period	12,758,550	15,342,263
Net assets at end of period	$16,057,260	$12,758,550

The accompanying notes are an integral part of these financial statements.

194    Semi-Annual Report

Lazard US Systematic Small Cap Equity Portfolio
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$56,405	$164,934
(939,611)	(892,276)
3,825,637	(320,798)

2,942,431	(1,048,140)

—	(185,529)
—	(515)
—	—

—	(186,044)

493,961	22,096,992
8,454	25,500
100,000	—

—	185,529
—	515
—	—

(515,540)	(264,652)
(3,096)	(24,038)
—	—

83,779	22,019,846
3,026,210	20,785,662
24,888,023	4,102,361
$27,914,233	$24,888,023

Semi-Annual Report    195

	Lazard US Sustainable Equity Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	989,077	952,893
Shares sold	191,657	16,152
Shares issued to shareholders from reinvestment of distributions	—	20,769
Shares redeemed	(21,327)	(737)
Net increase (decrease)	170,330	36,184
Shares outstanding at end of period	1,159,407	989,077
Open Shares
Shares outstanding at beginning of period	43,416	42,453
Shares sold	39	7,636
Shares issued to shareholders from reinvestment of distributions	—	801
Shares redeemed	(804)	(7,474)
Net increase (decrease)	(765)	963
Shares outstanding at end of period	42,651	43,416
R6 Shares†
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—
†	The inception date for the Lazard US Systematic Small Cap Equity Portfolio R6 Shares was February 22, 2023

The accompanying notes are an integral part of these financial statements.

196    Semi-Annual Report

Lazard US Systematic Small Cap Equity Portfolio
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

2,910,165	388,111
54,821	2,532,339

—	21,769
(56,530)	(32,054)
(1,709)	2,522,054
2,908,456	2,910,165

11,923	11,650
951	2,915

—	60
(325)	(2,702)
626	273
12,549	11,923

—	—
10,917	—

—	—
—	—
10,917	—
10,917	—

Semi-Annual Report    197

The Lazard Funds, Inc. Financial Highlights (unaudited)

LAZARD DEVELOPING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$11.82	$15.40	$17.31	$14.55	$11.42	$14.48
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.22	0.13	0.05	0.04	0.08	0.11
Net realized and unrealized gain (loss)	0.57	(3.61)	(1.81)	2.76	3.13	(3.08)
Total from investment operations	0.79	(3.48)	(1.76)	2.80	3.21	(2.97)
Less distributions from:
Net investment income	—	(0.09)	(0.15)	(0.04)	(0.08)	(0.09)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	—	(0.10)	(0.15)	(0.04)	(0.08)	(0.09)
Net asset value, end of period	$12.61	$11.82	$15.40	$17.31	$14.55	$11.42
Total Return (b)	6.68%	–22.61%	–10.14%	19.33%	28.17%	–20.58%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$97,682	$91,910	$148,419	$190,689	$226,067	$215,120
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.15%	1.17%	1.16%	1.14%
Gross expenses	1.26%	1.23%	1.15%	1.21%	1.16%	1.14%
Net investment income (loss)	3.62%	1.02%	0.28%	0.33%	0.63%	0.83%
Portfolio turnover rate	13%	30%	39%	57%	55%	63%

The accompanying notes are an integral part of these financial statements.

198    Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21		12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$11.75	$15.31	$17.21		$14.51	$11.36	$14.45
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.21	0.10	—	(d)	0.01	0.05	0.06
Net realized and unrealized gain (loss)	0.56	(3.59)	(1.78)		2.73	3.11	(3.06)
Total from investment operations	0.77	(3.49)	(1.78)		2.74	3.16	(3.00)
Less distributions from:
Net investment income	—	(0.07)	(0.12)		(0.04)	(0.01)	(0.09)
Return of Capital	—	— (d)	—		—	—	—
Total distributions	—	(0.07)	(0.12)		(0.04)	(0.01)	(0.09)
Net asset value, end of period	$12.52	$11.75	$15.31		$17.21	$14.51	$11.36
Total Return (b)	6.55%	–22.81%	–10.37%		18.97%	27.79%	–20.83%#

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,905	$5,487	$9,193		$9,914	$9,341	$7,263
Ratios to average net assets (c):
Net expenses	1.40%	1.40%	1.40%		1.44%	1.46%	1.51%
Gross expenses	1.60%	1.56%	1.45%		1.53%	1.55%	1.51%
Net investment income (loss)	3.36%	0.76%	—	%(e)	0.04%	0.36%	0.42%
Portfolio turnover rate	13%	30%	39%		57%	55%	63%

†	Unaudited
#	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represented a realized gain and were recorded in the period received. There was a 0.07% impact on the total return of the Portfolio’s Open Shares
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.01 per share.
(e)	Amount is less than 0.005%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    199

LAZARD EMERGING MARKETS CORE EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$8.87	$11.56	$13.12	$11.79	$9.89	$12.30
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.17	0.08	0.08	0.20	0.16
Net realized and unrealized gain (loss)	0.72	(2.67)	(1.55)	1.33	1.93	(2.39)
Total from investment operations	0.82	(2.50)	(1.47)	1.41	2.13	(2.23)
Less distributions from:
Net investment income	—	(0.19)	(0.09)	(0.08)	(0.23)	(0.18)
Total distributions	—	(0.19)	(0.09)	(0.08)	(0.23)	(0.18)
Net asset value, end of period	$9.69	$8.87	$11.56	$13.12	$11.79	$9.89
Total Return (b)	9.24%	–21.63%	–11.21%	11.98%	21.59%	–18.12%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$135,534	$92,730	$156,284	$209,503	$197,213	$207,955
Ratios to average net assets (c):
Net expenses	1.25%	1.22%	1.16%	1.20%	1.18%	1.18%
Gross expenses	1.33%	1.23%	1.16%	1.20%	1.18%	1.18%
Net investment income (loss)	2.22%	1.75%	0.64%	0.70%	1.83%	1.44%
Portfolio turnover rate	69%	28%	31%	23%	19%	30%

The accompanying notes are an integral part of these financial statements.

200    Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$8.85	$11.53	$13.09	$11.76	$9.87	$12.27
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.14	0.04	0.04	0.16	0.11
Net realized and unrealized gain (loss)	0.71	(2.65)	(1.55)	1.33	1.92	(2.37)
Total from investment operations	0.81	(2.51)	(1.51)	1.37	2.08	(2.26)
Less distributions from:
Net investment income	—	(0.17)	(0.05)	(0.04)	(0.19)	(0.14)
Total distributions	—	(0.17)	(0.05)	(0.04)	(0.19)	(0.14)
Net asset value, end of period	$9.66	$8.85	$11.53	$13.09	$11.76	$9.87
Total Return (b)	9.15%	–21.80%	–11.53%	11.66%	21.08%	–18.43%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,583	$1,427	$2,113	$2,544	$2,425	$1,853
Ratios to average net assets (c):
Net expenses	1.52%	1.48%	1.50%	1.50%	1.55%	1.58%
Gross expenses	1.86%	1.69%	1.55%	1.62%	1.90%	2.00%
Net investment income (loss)	2.02%	1.46%	0.34%	0.35%	1.48%	1.00%
Portfolio turnover rate	69%	28%	31%	23%	19%	30%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    201

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 4/6/18* to
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
R6 Shares
Net asset value, beginning of period	$8.88	$11.57	$13.13	$11.80	$9.89	$12.21
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.18	0.09	0.07	0.20	0.14
Net realized and unrealized gain (loss)	0.71	(2.68)	(1.56)	1.34	1.94	(2.28)
Total from investment operations	0.82	(2.50)	(1.47)	1.41	2.14	(2.14)
Less distributions from:
Net investment income	—	(0.19)	(0.09)	(0.08)	(0.23)	(0.18)
Total distributions	—	(0.19)	(0.09)	(0.08)	(0.23)	(0.18)
Net asset value, end of period	$9.70	$8.88	$11.57	$13.13	$11.80	$9.89
Total Return (b)	9.23%	–21.58%	–11.19%	11.97%	21.69%	–17.52%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$172	$347	$311	$544	$597	$494
Ratios to average net assets (c):
Net expenses	1.18%	1.18%	1.16%	1.20%	1.18%	1.16%
Gross expenses	2.70%	2.11%	1.91%	1.87%	3.23%	7.68%
Net investment income (loss)	2.24%	1.87%	0.66%	0.63%	1.80%	1.71%
Portfolio turnover rate	69%	28%	31%	23%	19%	30%

†	Unaudited
*	The inception date for the R6 Shares was April 6, 2018.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

202    Semi-Annual Report

LAZARD EMERGING MARKETS EQUITY ADVANTAGE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$9.83	$12.88	$13.79	$11.84	$10.03	$12.27
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.17	0.29	0.27	0.10	0.24	0.19
Net realized and unrealized gain (loss)	0.62	(3.01)	(0.15)	1.97	1.80	(2.19)
Total from investment operations	0.79	(2.72)	0.12	2.07	2.04	(2.00)
Less distributions from:
Net investment income	—	(0.29)	(0.22)	(0.10)	(0.23)	(0.22)
Net realized gains	—	(0.04)	(0.81)	(0.02)	—	— (b)
Return of capital	—	—	—	—	—	(0.02)
Total distributions	—	(0.33)	(1.03)	(0.12)	(0.23)	(0.24)
Net asset value, end of period	$10.62	$9.83	$12.88	$13.79	$11.84	$10.03
Total Return (c)	7.93%	–21.09%	0.96%	17.50%	20.34%	–16.23%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$119,290	$80,506	$68,538	$27,898	$9,190	$3,107
Ratios to average net assets (d):
Net expenses	0.90%	0.91%	0.93%	1.10%	1.10%	1.10%
Gross expenses	1.01%	1.11%	1.21%	1.97%	3.19%	5.60%
Net investment income (loss)	3.34%	2.73%	1.90%	0.87%	2.15%	1.59%
Portfolio turnover rate	33%	122%	88%	91%	59%	61%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    203

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$9.84	$12.88	$13.79	$11.85	$10.04	$12.27
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.19	0.25	0.12	0.09	0.21	0.16
Net realized and unrealized gain (loss)	0.58	(2.98)	(0.04)	1.93	1.79	(2.18)
Total from investment operations	0.77	(2.73)	0.08	2.02	2.00	(2.02)
Less distributions from:
Net investment income	—	(0.27)	(0.18)	(0.06)	(0.19)	(0.19)
Net realized gains	—	(0.04)	(0.81)	(0.02)	—	— (b)
Return of capital	—	—	—	—	—	(0.02)
Total distributions	—	(0.31)	(0.99)	(0.08)	(0.19)	(0.21)
Net asset value, end of period	$10.61	$9.84	$12.88	$13.79	$11.85	$10.04
Total Return (c)	7.83%	–21.21%	0.63%	17.10%	19.97%	–16.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$158	$93	$979	$876	$1,162	$476
Ratios to average net assets (d):
Net expenses	1.15%	1.16%	1.25%	1.35%	1.38%	1.40%
Gross expenses	3.93%	3.20%	1.75%	2.68%	4.32%	8.09%
Net investment income (loss)	4.21%	2.11%	0.80%	0.76%	1.87%	1.35%
Portfolio turnover rate	33%	122%	88%	91%	59%	61%

The accompanying notes are an integral part of these financial statements.

204    Semi-Annual Report

Selected data for a share of capital stock outstanding throughout each period	For the Period 2/22/23* to 6/30/23†
R6 Shares
Net asset value, beginning of period	$10.27
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.14
Net realized and unrealized gain (loss)	10.48
Total from investment operations	10.62
Net asset value, end of period	$20.89
Total Return (c)	3.41%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$103
Ratios to average net assets (d):
Net expenses	0.85%
Gross expenses	12.71%
Net investment income (loss)	3.68%
Portfolio turnover rate	33%

†	Unaudited
*	The inception date for the R6 Shares was February 22 2023
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    205

LAZARD EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$14.57	$18.12	$18.03	$18.48	$16.06	$20.02
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.37	0.80	0.56	0.37	0.42	0.39
Net realized and unrealized gain (loss)	1.56	(3.49)	0.42	(0.44)	2.45	(4.01)
Total from investment operations	1.93	(2.69)	0.98	(0.07)	2.87	(3.62)
Less distributions from:
Net investment income	—	(0.86)	(0.89)	(0.38)	(0.45)	(0.34)
Total distributions	—	(0.86)	(0.89)	(0.38)	(0.45)	(0.34)
Net asset value, end of period	$16.50	$14.57	$18.12	$18.03	$18.48	$16.06
Total Return (b)	13.25%	–14.86%	5.44%	–0.10%	18.04%	–18.09%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,381,705	$2,281,187	$3,271,175	$3,923,878	$6,645,429	$7,573,861
Ratios to average net assets (c):
Net expenses	1.08%	1.06%	1.07%	1.09%	1.08%	1.07%
Gross expenses	1.08%	1.06%	1.07%	1.09%	1.08%	1.07%
Net investment income (loss)	4.77%	4.92%	2.93%	2.36%	2.42%	2.12%
Portfolio turnover rate	12%	23%	34%	39%	20%	16%

The accompanying notes are an integral part of these financial statements.

206    Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$15.06	$18.70	$18.58	$19.03	$16.53	$20.60
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.37	0.78	0.53	0.34	0.39	0.35
Net realized and unrealized gain (loss)	1.61	(3.60)	0.43	(0.45)	2.52	(4.12)
Total from investment operations	1.98	(2.82)	0.96	(0.11)	2.91	(3.77)
Less distributions from:
Net investment income	—	(0.82)	(0.84)	(0.34)	(0.41)	(0.30)
Total distributions	—	(0.82)	(0.84)	(0.34)	(0.41)	(0.30)
Net asset value, end of period	$17.04	$15.06	$18.70	$18.58	$19.03	$16.53
Total Return (b)	13.15%	–15.09%	5.19%	–0.34%	17.73%	–18.32%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$272,171	$251,237	$371,863	$421,990	$969,347	$1,004,569
Ratios to average net assets (c):
Net expenses	1.33%	1.32%	1.32%	1.34%	1.34%	1.32%
Gross expenses	1.33%	1.32%	1.32%	1.34%	1.34%	1.32%
Net investment income (loss)	4.54%	4.71%	2.68%	2.08%	2.19%	1.85%
Portfolio turnover rate	12%	23%	34%	39%	20%	16%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    207

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout the period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
R6 Shares
Net asset value, beginning of period	$14.58	$18.13	$18.04	$18.47	$16.06	$20.02
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.37	0.78	0.54	0.40	0.40	0.40
Net realized and unrealized gain (loss)	1.56	(3.47)	0.44	(0.45)	2.46	(4.02)
Total from investment operations	1.93	(2.69)	0.98	(0.05)	2.86	(3.62)
Less distributions from:
Net investment income	—	(0.86)	(0.89)	(0.38)	(0.45)	(0.34)
Total distributions	—	(0.86)	(0.89)	(0.38)	(0.45)	(0.34)
Net asset value, end of period	$16.51	$14.58	$18.13	$18.04	$18.47	$16.06
Total Return (b)	13.24%	–14.86%	5.44%	0.01%	17.98%	–18.09%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,695	$8,004	$9,880	$23,631	$184,337	$232,507
Ratios to average net assets (c):
Net expenses	1.08%	1.06%	1.06%	1.08%	1.08%	1.07%
Gross expenses	1.11%	1.10%	1.08%	1.09%	1.08%	1.07%
Net investment income (loss)	4.79%	4.83%	2.83%	2.52%	2.30%	2.15%
Portfolio turnover rate	12%	23%	34%	39%	20%	16%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

208    Semi-Annual Report

LAZARD EQUITY FRANCHISE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$9.06	$10.78	$10.17	$10.17	$8.84	$10.38
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.14	0.15	0.10	0.19	0.20
Net realized and unrealized gain (loss)	1.11	(0.70)	2.14	0.02	1.73	(0.75)
Total from investment operations	1.23	(0.56)	2.29	0.12	1.92	(0.55)
Less distributions from:
Net investment income	—	(0.10)	(0.15)	(0.07)	(0.15)	(0.21)
Net realized gains	—	(1.06)	(1.53)	(0.05)	(0.44)	(0.78)
Total distributions	—	(1.16)	(1.68)	(0.12)	(0.59)	(0.99)
Net asset value, end of period	$10.29	$9.06	$10.78	$10.17	$10.17	$8.84
Total Return (b)	13.58%	–5.21%	22.76%	1.15%	21.70%	–5.10%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$156,649	$159,864	$105,429	$91,720	$39,878	$8,341
Ratios to average net assets (c):
Net expenses	0.93%	0.95%	0.95%	0.95%	0.95%	0.95%
Gross expenses	0.93%	0.98%	0.98%	1.11%	1.36%	3.42%
Net investment income (loss)	2.37%	1.35%	1.29%	1.09%	1.95%	1.94%
Portfolio turnover rate	37%	115%	73%	79%	95%	97%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    209

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$9.05	$10.77	$10.17	$10.17	$8.84	$10.38
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.12	0.12	0.09	0.16	0.19
Net realized and unrealized gain (loss)	1.11	(0.70)	2.13	— (d)	1.73	(0.77)
Total from investment operations	1.22	(0.58)	2.25	0.09	1.89	(0.58)
Less distributions from:
Net investment income	—	(0.08)	(0.12)	(0.04)	(0.12)	(0.18)
Net realized gains	—	(1.06)	(1.53)	(0.05)	(0.44)	(0.78)
Total distributions	—	(1.14)	(1.65)	(0.09)	(0.56)	(0.96)
Net asset value,end of period	$10.27	$9.05	$10.77	$10.17	$10.17	$8.84
Total Return (b)	13.48%	–5.45%	22.36%	0.90%	21.40%	–5.34%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$327	$190	$93	$129	$312	$190
Ratios to average net assets (c):
Net expenses	1.20%	1.20%	1.20%	1.20%	1.18%	1.20%
Gross expenses	2.89%	4.13%	4.45%	3.64%	5.78%	10.19%
Net investment income (loss)	2.32%	1.17%	1.05%	1.00%	1.64%	1.75%
Portfolio turnover rate	37%	115%	73%	79%	95%	97%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

210    Semi-Annual Report

LAZARD GLOBAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/23†		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$15.37		$18.77	$16.32	$14.56	$11.72	$13.04
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	*	0.09	0.09	0.07	0.11	0.09
Net realized and unrealized gain (loss)	1.64		(3.33)	3.11	2.24	2.84	(1.02)
Total from investment operations	1.73		(3.24)	3.20	2.31	2.95	(0.93)
Less distributions from:
Net investment income	—		(0.09)	(0.09)	(0.05)	(0.10)	(0.06)
Net realized gains	—		(0.07)	(0.66)	(0.50)	—	(0.32)
Return of capital	—		—	—	—	(0.01)	(0.01)
Total distributions	—		(0.16)	(0.75)	(0.55)	(0.11)	(0.39)
Net asset value, end of period	$17.10		$15.37	$18.77	$16.32	$14.56	$11.72
Total Return (b)	11.26	%*	–17.28%	19.75%	15.97%	25.20%	–7.12%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$96,377		$91,303	$109,943	$92,418	$82,057	$65,382
Ratios to average net assets (c):
Net expenses	0.88%		0.88%	0.84%	0.90%	1.01%	1.05%
Gross expenses	0.88%		0.88%	0.84%	0.95%	1.08%	1.08%
Net investment income (loss)	1.07	%*	0.58%	0.50%	0.46%	0.85%	0.70%
Portfolio turnover rate	5%		19%	22%	90%	25%	34%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    211

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/23†		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$15.38		$18.78	$16.33	$14.57	$11.73	$13.04
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	*	0.05	0.03	0.05	0.08	0.05
Net realized and unrealized gain (loss)	1.64		(3.33)	3.11	2.22	2.83	(1.01)
Total from investment operations	1.70		(3.28)	3.14	2.27	2.91	(0.96)
Less distributions from:
Net investment income	—		(0.05)	(0.03)	(0.01)	(0.07)	(0.02)
Net realized gains	—		(0.07)	(0.66)	(0.50)	—	(0.32)
Return of capital	—		—	—	—	— (d)	(0.01)
Total distributions	—		(0.12)	(0.69)	(0.51)	(0.07)	(0.35)
Net asset value, end of period	$17.08		$15.38	$18.78	$16.33	$14.57	$11.73
Total Return (b)	11.05	%*	–17.50%	19.37%	15.67%	24.82%	–7.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,372		$1,254	$1,543	$1,158	$933	$763
Ratios to average net assets:
Net expenses	1.15%		1.15%	1.15%	1.15%	1.30%	1.35%
Gross expenses	1.50%		1.49%	1.40%	1.74%	2.36%	2.80%
Net investment income (loss)	0.78	%*	0.30%	0.18%	0.35%	0.56%	0.41%
Portfolio turnover rate	5%		19%	22%	90%	25%	34%

†	Unaudited
*	Includes $0.02 of refunds received as a result of European union dividend withholding tax reclaims filings for the period ended June 30, 2023. There was a 0.00% impact on the total return of the portfolio for the period ended June 30, 2023. There was a 0.38% impact on the net investment income(loss) ratio of the portfolio for the period ended June 30, 2023. Refer to notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

212    Semi-Annual Report

LAZARD GLOBAL LISTED INFRASTRUCTURE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$14.20	$16.50	$14.65	$15.78	$13.51	$15.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.28 *	0.41 *	0.61 *	0.27	0.40	0.41
Net realized and unrealized gain (loss)	0.65	(0.60)	2.27	(1.02)	2.57	(0.96)
Total from investment operations	0.93	(0.19)	2.88	(0.75)	2.97	(0.55)
Less distributions from:
Net investment income	(0.22)	(0.84)	(0.72)	(0.04)	(0.70)	(0.72)
Net realized gains	—	(1.27)	(0.31)	(0.27)	—	(1.21)
Return of capital	—	—	—	(0.07)	—	—
Total distributions	(0.22)	(2.11)	(1.03)	(0.38)	(0.70)	(1.93)
Net asset value, end of period	$14.91	$14.20	$16.50	$14.65	$15.78	$13.51
Total Return (b)	6.58%*	–1.30%*	19.87%*	–4.48%	22.26%	–3.68%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,404,415	$7,789,195	$7,308,516	$7,289,680	$7,277,512	$4,924,359
Ratios to average net assets (c):
Net expenses	0.96%	0.96%	0.96%	0.96%	0.95%	0.95%
Gross expenses	0.96%	0.96%	0.96%	0.96%	0.95%	0.95%
Net investment income (loss)	3.84%*	2.54%*	3.86%*	1.87%	2.63%	2.65%
Portfolio turnover rate	13%	39%	28%	42%	33%	49%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    213

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$14.21	$16.51	$14.66	$15.79	$13.52	$16.01
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.26 *	0.37 *	0.55 *	0.23	0.36	0.37
Net realized and unrealized gain (loss)	0.65	(0.61)	2.29	(1.01)	2.57	(0.97)
Total from investment operations	0.91	(0.24)	2.84	(0.78)	2.93	(0.60)
Less distributions from:
Net investment income	(0.20)	(0.79)	(0.68)	(0.03)	(0.66)	(0.68)
Net realized gains	—	(1.27)	(0.31)	(0.25)	—	(1.21)
Return of capital	—	—	—	(0.07)	—	—
Total distributions	(0.20)	(2.06)	(0.99)	(0.35)	(0.66)	(1.89)
Net asset value, end of period	$14.92	$14.21	$16.51	$14.66	$15.79	$13.52
Total Return (b)	6.44%*	–1.55%*	19.56%*	–4.68%	21.94%	–3.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$295,731	$336,227	$300,372	$307,757	$448,387	$426,749
Ratios to average net assets (c):
Net expenses	1.21%	1.21%	1.21%	1.21%	1.20%	1.20%
Gross expenses	1.21%	1.21%	1.21%	1.21%	1.20%	1.20%
Net investment income (loss)	3.51%*	2.31%*	3.50%*	1.57%	2.39%	2.36%
Portfolio turnover rate	13%	39%	28%	42%	33%	49%

†	Unaudited
*	Includes $0.00, $0.00 and $0.04 of refunds received as a result of European Union dividend withholding tax reclaims filings for the period ended June 30, 2023 and year ended December 31, 2022 and December 31, 2021, respectively. There was a 0.00%, 0.00% and 0.29% impact on the total return of the Portfolio for the period ended June 30, 2023 and year ended December 31, 2022 and December 31, 2021, respectively. There was a 0.03%, 0.03% and 0.26% impact on the net investment income (loss) ratio of the Portfolio for the period ended June 30, 2023 and year ended December 31, 2022 and December 31, 2021, respectively. Refer to Note 2 (b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Return for a period of less than one year is not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

214    Semi-Annual Report

LAZARD GLOBAL STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/23†		12/31/22	12/31/21	12/31/20*	12/31/19*	12/31/18*
Institutional Shares
Net asset value, beginning of period	$10.88		$13.49	$12.12	$10.30	$8.20	$11.55
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	#	0.04	0.26	0.02	0.10	0.05
Net realized and unrealized gain (loss)	0.89		(2.59)	1.69	2.17	2.30	(0.90)
Total from investment operations	0.94		(2.55)	1.95	2.19	2.40	(0.85)
Less distributions from:
Net investment income	—		(0.04)	(0.22)	(0.01)	(0.10)	(0.05)
Net realized gains	—		(0.02)	(0.36)	(0.36)	(0.20)	(2.45)
Total distributions	—		(0.06)	(0.58)	(0.37)	(0.30)	(2.50)
Net asset value, end of period	$11.82		$10.88	$13.49	$12.12	$10.30	$8.20
Total Return (b)	8.64	%#	–18.93%	16.13%	21.48%	29.19%	–9.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,087		$10,442	$17,502	$4,076	$3,185	$2,505
Ratios to average net assets (c):
Net expenses	0.90%		0.93%	0.95%	0.97%	1.00%	1.05%
Gross expenses	2.24%		2.00%	1.88%	5.74%	6.07%	6.41%
Net investment income (loss)	0.97	%#	0.36%	1.97%	0.23%	1.01%	0.60%
Portfolio turnover rate	32%		32%	40%	59%	49%	46%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    215

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/23†		12/31/22	12/31/21	12/31/20*	12/31/19*	12/31/18*
Open Shares
Net asset value, beginning of period	$10.78		$13.38	$12.02	$10.25	$8.15	$11.50
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	#	0.01	0.19	— (d)	0.05	0.05
Net realized and unrealized gain (loss)	0.88		(2.58)	1.72	2.13	2.30	(0.95)
Total from investment operations	0.92		(2.57)	1.91	2.13	2.35	(0.90)
Less distributions from:
Net investment income	—		(0.01)	(0.19)	— (d)	(0.05)	— (d)
Net realized gains	—		(0.02)	(0.36)	(0.36)	(0.20)	(2.45)
Total distributions	—		(0.03)	(0.55)	(0.36)	(0.25)	(2.45)
Net asset value, end of period	$11.70		$10.78	$13.38	$12.02	$10.25	$8.15
Total Return (b)	8.53	%#	–19.22%	15.90%	20.96%	29.01%	–9.39%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$184		$173	$210	$184	$144	$131
Ratios to average net assets (c):
Net expenses	1.15%		1.18%	1.20%	1.22%	1.29%	1.35%
Gross expenses	4.98%		4.79%	4.09%	8.76%	13.26%	14.05%
Net investment income (loss)	0.73	%#	0.12%	1.47%	-0.01%	0.72%	0.29%
Portfolio turnover rate	32%		32%	40%	59%	49%	46%

†	Unaudited
*	On December 17, 2020, the Fund effected a 1:5 reverse share split. All per share data prior to December 17, 2020 has been adjusted to reflect the reverse share split.
#	There was less than $0.01 impact on the Net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the period ended June 30, 2023. There was a 0.05% impact on the net investment income (loss) ratio of the Portfolio. Refer to Note 2 (b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

216    Semi-Annual Report

LAZARD INTERNATIONAL EQUITY ADVANTAGE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$9.34	$11.19	$10.32	$9.99	$8.70	$10.92
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.19	0.29	0.29	0.20	0.22	0.24
Net realized and unrealized gain (loss)	0.93	(1.79)	1.15	0.33	1.29	(2.01)
Total from investment operations	1.12	(1.50)	1.44	0.53	1.51	(1.77)
Less distributions from:
Net investment income	—	(0.30)	(0.29)	(0.20)	(0.22)	(0.33)
Net realized gains	—	(0.05)	(0.28)	—	—	(0.12)
Total distributions	—	(0.35)	(0.57)	(0.20)	(0.22)	(0.45)
Net asset value, end of period	$10.46	$9.34	$11.19	$10.32	$9.99	$8.70
Total Return (b)	11.99%	–13.45%	13.94%	5.41%	17.37%	–16.26%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,870	$2,444	$2,855	$2,472	$2,408	$2,051
Ratios to average net assets (c):
Net expenses	0.80%	0.85%	0.90%	0.90%	0.90%	0.90%
Gross expenses	7.50%	7.06%	5.81%	8.57%	8.40%	7.60%
Net investment income (loss)	3.72%	3.01%	2.54%	2.24%	2.30%	2.29%
Portfolio turnover rate	98%	85%	99%	109%	66%	72%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    217

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$9.34	$11.20	$10.32	$9.99	$8.70	$10.92
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.17	0.27	0.26	0.18	0.19	0.21
Net realized and unrealized gain (loss)	0.94	(1.81)	1.16	0.33	1.29	(2.01)
Total from investment operations	1.11	(1.54)	1.42	0.51	1.48	(1.80)
Less distributions from:
Net investment income	—	(0.27)	(0.26)	(0.18)	(0.19)	(0.30)
Net realized gains	—	(0.05)	(0.28)	—	—	(0.12)
Total distributions	—	(0.32)	(0.54)	(0.18)	(0.19)	(0.42)
Net asset value, end of period	$10.45	$9.34	$11.20	$10.32	$9.99	$8.70
Total Return (b)	11.88%	–13.75%	13.75%	5.14%	17.03%	–16.52%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$131	$117	$135	$119	$113	$97
Ratios to average net assets (c):
Net expenses	1.05%	1.10%	1.15%	1.15%	1.18%	1.20%
Gross expenses	11.19%	10.77%	9.38%	12.55%	17.72%	17.67%
Net investment income (loss)	3.43%	2.76%	2.29%	1.99%	2.02%	1.99%
Portfolio turnover rate	98%	85%	99%	109%	66%	72%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

218    Semi-Annual Report

LAZARD INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$14.41	$17.98	$20.02	$18.61	$15.68	$19.61
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.24	0.29 *	0.67 *	0.21	0.37	0.37
Net realized and unrealized gain (loss)	1.66	(2.96)	0.49	1.41	2.95	(3.06)
Total from investment operations	1.90	(2.67)	1.16	1.62	3.32	(2.69)
Less distributions from:
Net investment income	—	(0.26)	(1.07)	(0.21)	(0.39)	(0.42)
Net realized gains	—	(0.64)	(2.13)	—	—	(0.82)
Total distributions	—	(0.90)	(3.20)	(0.21)	(0.39)	(1.24)
Net asset value, end of period	$16.31	$14.41	$17.98	$20.02	$18.61	$15.68
Total Return (b)	13.19%	–14.83%*	6.00%*	8.76%	21.19%	–13.61%#

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,035,221	$869,014	$1,567,011	$2,812,450	$2,495,021	$2,102,735
Ratios to average net assets (c):
Net expenses	0.86%	0.83%	0.82%	0.82%	0.82%	0.81%
Gross expenses	0.86%	0.83%	0.82%	0.82%	0.82%	0.81%
Net investment income (loss)	3.12%	1.89%*	3.21%*	1.21%	2.13%	1.94%
Portfolio turnover rate	18%	31%	34%	38%	37%	36%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    219

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$14.63	$18.24	$20.26	$18.84	$15.87	$19.83
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.22	0.27 *	0.63 *	0.17	0.33	0.32
Net realized and unrealized gain (loss)	1.69	(3.01)	0.50	1.41	2.98	(3.08)
Total from investment operations	1.91	(2.74)	1.13	1.58	3.31	(2.76)
Less distributions from:
Net investment income	—	(0.23)	(1.02)	(0.16)	(0.34)	(0.38)
Net realized gains	—	(0.64)	(2.13)	—	—	(0.82)
Total distributions	—	(0.87)	(3.15)	(0.16)	(0.34)	(1.20)
Net asset value, end of period	$16.54	$14.63	$18.24	$20.26	$18.84	$15.87
Total Return (b)	13.06%	–15.05%*	5.76%*	8.43%	20.89%	–13.83%#

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$60,221	$54,781	$93,296	$120,781	$257,308	$227,483
Ratios to average net assets (c):
Net expenses	1.11%	1.09%	1.07%	1.08%	1.07%	1.06%
Gross expenses	1.11%	1.09%	1.07%	1.08%	1.07%	1.06%
Net investment income (loss)	2.81%	1.70%*	2.98%*	0.97%	1.84%	1.67%
Portfolio turnover rate	18%	31%	34%	38%	37%	36%

The accompanying notes are an integral part of these financial statements.

220    Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout the period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
R6 Shares
Net asset value, beginning of period	$14.38	$17.95	$19.99	$18.58	$15.66	$19.59
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.25	0.31 *	0.67 *	0.21	0.38	0.36
Net realized and unrealized gain (loss)	1.65	(2.97)	0.50	1.41	2.93	(3.05)
Total from investment operations	1.90	(2.66)	1.17	1.62	3.31	(2.69)
Less distributions from:
Net investment income	—	(0.27)	(1.08)	(0.21)	(0.39)	(0.42)
Net realized gains	—	(0.64)	(2.13)	—	—	(0.82)
Total distributions	—	(0.91)	(3.21)	(0.21)	(0.39)	(1.24)
Net asset value, end of period	$16.28	$14.38	$17.95	$19.99	$18.58	$15.66
Total Return (b)	13.21%	–14.82%*	6.03%*	8.79%	21.17%	–13.62%#

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$87,576	$63,434	$116,187	$129,419	$107,574	$106,516
Ratios to average net assets (c):
Net expenses	0.83%	0.80%	0.80%	0.81%	0.80%	0.80%
Gross expenses	0.86%	0.83%	0.82%	0.83%	0.82%	0.81%
Net investment income (loss)	3.22%	2.02%*	3.20%*	1.21%	2.19%	1.84%
Portfolio turnover rate	18%	31%	34%	38%	37%	36%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    221

†	Unaudited.
#	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represent a realized gain and were recorded in the period received. There was a 0.16%, 0.16% and 0.33% impact on the total return of the Portfolio’s Institutional, Open and R6 Shares, respectively.
*	Includes $0.02 and $0.07 of refunds as a result of European Union dividend withholding tax reclaims filings for the year ended December 31, 2022 and December 31, 2021, respectively. There was a 0.12% impact on the total return of the Portfolio for year ended December 31, 2022 and 0.42% impact to the Institutional and R6 Share Class and a 0.40% impact to the Open Class on the total return of the Portfolio for the year ended December 31, 2021, respectively. There was a 0.15% and 0.31% impact on the net investment income (loss) ratio of the Portfolio. Refer to Note 2 (b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

222    Semi-Annual Report

LAZARD INTERNATIONAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$9.52	$11.51	$11.53	$10.75	$9.13	$11.02
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.16 *	0.31	0.11	0.23	0.18
Net realized and unrealized gain (loss)	0.83	(1.94)	0.06	0.78	1.62	(1.82)
Total from investment operations	0.96	(1.78)	0.37	0.89	1.85	(1.64)
Less distributions from:
Net investment income	—	(0.17)	(0.32)	(0.11)	(0.23)	(0.25)
Net realized gains	—	(0.04)	(0.07)	—	—	—
Total distributions	—	(0.21)	(0.39)	(0.11)	(0.23)	(0.25)
Net asset value, end of period	$10.48	$9.52	$11.51	$11.53	$10.75	$9.13
Total Return (b)	10.08%	–15.46%*	3.24%	8.33%	20.32%	–14.90%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$51,585	$51,643	$78,782	$92,121	$93,586	$74,582
Ratios to average net assets (c):
Net expenses	0.90%	0.90%	0.87%	0.90%	0.97%	1.05%
Gross expenses	1.06%	0.96%	0.87%	0.95%	0.99%	1.05%
Net investment income (loss)	2.52%	1.56%*	2.60%	1.10%	2.29%	1.73%
Portfolio turnover rate	15%	41%	35%	34%	42%	32%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    223

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$9.57	$11.57	$11.58	$10.80	$9.17	$11.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.13 *	0.24	0.08	0.19	0.15
Net realized and unrealized gain (loss)	0.83	(1.94)	0.11	0.78	1.64	(1.82)
Total from investment operations	0.95	(1.81)	0.35	0.86	1.83	(1.67)
Less distributions from:
Net investment income	—	(0.15)	(0.29)	(0.08)	(0.20)	(0.19)
Net realized gains	—	(0.04)	(0.07)	—	—	—
Total distributions	—	(0.19)	(0.36)	(0.08)	(0.20)	(0.19)
Net asset value, end of period	$10.52	$9.57	$11.57	$11.58	$10.80	$9.17
Total Return (b)	9.93%	–15.68%*	3.03%	8.02%	19.97%	–15.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,052	$2,910	$4,166	$2,868	$2,502	$1,502
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.15%	1.15%	1.28%	1.35%
Gross expenses	1.46%	1.35%	1.26%	1.38%	1.74%	1.83%
Net investment income (loss)	2.27%	1.30%*	2.03%	0.80%	1.87%	1.42%
Portfolio turnover rate	15%	41%	35%	34%	42%	32%

†	Unaudited
*	There was less than $0.01 impact on the Net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the year ended December 31, 2022. There was a 0.02% impact on the net investment income (loss) ratio of the Portfolio for the year ended December 31, 2022. Refer to Note 2 (b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

224    Semi-Annual Report

LAZARD INTERNATIONAL QUALITY GROWTH PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 12/31/18* to
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$13.28	$16.80	$15.59	$12.69	$9.98	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.10	0.07	0.03	0.08	—
Net realized and unrealized gain (loss)	1.57	(3.47)	1.48	3.01	2.95	(0.02)
Total from investment operations	1.67	(3.37)	1.55	3.04	3.03	(0.02)
Less distributions from:
Net investment income	—	(0.09)	(0.03)	(0.01)	(0.27)	—
Net realized gains	—	(0.06)	(0.31)	(0.13)	(0.05)	—
Total distributions	—	(0.15)	(0.34)	(0.14)	(0.32)	—
Net asset value, end of period	$14.95	$13.28	$16.80	$15.59	$12.69	$9.98
Total Return (b)	12.58%	–20.10%	9.99%	23.95%	30.32%	–0.20%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$206,324	$110,723	$62,468	$10,473	$3,958	$149
Ratios to average net assets (c):
Net expenses	0.86%	0.85%	0.85%	0.85%	0.85%	0.00%
Gross expenses	0.95%	1.05%	1.24%	3.58%	8.16%	8.45%
Net investment income (loss)	1.41%	0.70%	0.44%	0.24%	0.65%	0.00%
Portfolio turnover rate	7%	43%	7%	12%	20%	0%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    225

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 12/31/18* to
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$13.20	$16.70	$15.51	$12.65	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.06	0.03	(0.02)	0.07	—
Net realized and unrealized gain (loss)	1.56	(3.45)	1.47	3.01	2.90	— (d)
Total from investment operations	1.64	(3.39)	1.50	2.99	2.97	— (d)
Less distributions from:
Net investment income	—	(0.05)	—	—	(0.27)	—
Net realized gains	—	(0.06)	(0.31)	(0.13)	(0.05)	—
Total distributions	—	(0.11)	(0.31)	(0.13)	(0.32)	—
Net asset value, end of period	$14.84	$13.20	$16.70	$15.51	$12.65	$10.00
Total Return (b)	12.42%	–20.31%	9.69%	23.63%	29.66%	0.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,658	$372	$333	$291	$10	$1
Ratios to average net assets (c):
Net expenses	1.12%	1.10%	1.10%	1.10%	1.10%	0.00%
Gross expenses	1.49%	2.81%	2.76%	9.57%	142.50%	0.40%
Net investment income (loss)	1.20%	0.42%	0.18%	–0.15%	0.60%	0.00%
Portfolio turnover rate	7%	43%	7%	12%	20%	0%

The accompanying notes are an integral part of these financial statements.

226    Semi-Annual Report

Selected data for a share of capital stock outstanding throughout each period	For the Period 2/22/23* to 6/30/23
R6 Shares
Net asset value, beginning of period	$13.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08
Net realized and unrealized gain (loss)	0.88
Total from investment operations	0.96
Net asset value, end of period	$14.95
Total Return (b)	6.86%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11
Ratios to average net assets (c):
Net expenses	0.82%
Gross expenses	102.73%
Net investment income (loss)	1.64%
Portfolio turnover rate	7%

†	Unaudited
*	The inception date for the Institutional Shares and Open Shares was December 31, 2018 and for R6 Shares was February 22, 2023.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    227

LAZARD INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/23†		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$7.69		$10.99	$13.50	$12.19	$9.95	$13.79
Income (Loss) from investment operations:	0.10	*	0.14	0.20 *	0.06	0.13	0.12
Net investment income (loss) (a)
Net realized and unrealized gain (loss)	0.38		(3.02)	1.33	1.53	2.42	(3.51)
Total from investment operations	0.48		(2.88)	1.53	1.59	2.55	(3.39)
Less distributions from:
Net investment income	—		(0.05)	(0.56)	(0.28)	(0.05)	(0.27)
Net realized gains	—		(0.37)	(3.48)	—	(0.26)	(0.18)
Total distributions	—		(0.42)	(4.04)	(0.28)	(0.31)	(0.45)
Net asset value, end of period	$8.17		$7.69	$10.99	$13.50	$12.19	$9.95
Total Return (b)	6.24	%*	–26.32%	11.83%*	13.44%	26.01%	–24.88%#

Ratios and Supplemental Data:
Net assets, end of period (in thousands) (c)	$5,318		$6,940	$14,542	$29,374	$37,677	$35,121
Ratios to average net assets:
Net expenses		1.13%	1.14%	1.12%	1.15%	1.14%	1.08%
Gross expenses		2.05%	1.72%	1.24%	1.29%	1.15%	1.08%
Net investment income (loss)	2.49	%*	1.65%	1.34%*	0.57%	1.14%	0.96%
Portfolio turnover rate		20%	44%	47%	50%	37%	59%

The accompanying notes are an integral part of these financial statements.

228    Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/23†		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$7.72		$11.03	$13.50	$12.19	$9.97	$13.82
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	*	0.14	0.15 *	0.04	0.10	0.11
Net realized and unrealized gain (loss)	0.37		(3.05)	1.35	1.52	2.43	(3.54)
Total from investment operations	0.47		(2.91)	1.50	1.56	2.53	(3.43)
Less distributions from:
Net investment income	—		(0.03)	(0.49)	(0.25)	(0.05)	(0.24)
Net realized gains	—		(0.37)	(3.48)	—	(0.26)	(0.18)
Total distributions	—		(0.40)	(3.97)	(0.25)	(0.31)	(0.42)
Net asset value, end of period	$8.19		$7.72	$11.03	$13.50	$12.19	$9.97
Total Return (b)	6.09	%*	–26.49%	11.61%*	13.15%	25.76%	–25.09%#

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,641		$7,692	$11,969	$12,581	$19,780	$20,265
Ratios to average net assets (c):
Net expenses		1.38%	1.39%	1.37%	1.40%	1.39%	1.34%
Gross expenses		2.28%	1.97%	1.51%	1.56%	1.43%	1.34%
Net investment income (loss)	2.39	%*	1.58%	1.05%*	0.33%	0.86%	0.83%
Portfolio turnover rate		20%	44%	47%	50%	37%	59%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    229

†	Unaudited
*	Includes $0.03 of refunds as a result of European Union dividend withholding tax reclaims filings for the period ended June 30, 2023 and year ended December 31, 2021. There was a 0.39% and 0.31% impact on the total return of the Portfolio for period ended June 30, 2023 and year ended December 31, 2021, respectively. There was a 0.64% and 0.17% impact on the net investment income (loss) ratio of the Portfolio. Refer to Note 2 (b) in the Notes to Financial Statements for further information.
#	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represented a realized gain and were recorded in the period received. There was a 0.46% and 0.53% impact on the total return of the Portfolio’s Institutional and Open Shares, respectively.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

230    Semi-Annual Report

LAZARD INTERNATIONAL STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/23†		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$13.42		$16.37	$16.83	$15.38	$12.89	$15.70
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	*	0.22 *	0.56 *	0.17	0.24	0.21
Net realized and unrealized gain (loss)	1.45		(2.98)	0.42	1.45	2.53	(1.85)
Total from investment operations	1.61		(2.76)	0.98	1.62	2.77	(1.64)
Less distributions from:
Net investment income	—		(0.19)	(0.62)	(0.17)	(0.28)	(0.21)
Net realized gains	—		—	(0.51)	—	—	(0.96)
Return of capital	—		—	(0.31)	—	—	—
Total distributions	—		(0.19)	(1.44)	(0.17)	(0.28)	(1.17)
Net asset value, end of period	$15.03		$13.42	$16.37	$16.83	$15.38	$12.89
Total Return (b)	12.00	%*	–16.88%*	5.99%*	10.58%	21.55%	–10.35%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,181,867		$4,180,622	$5,713,405	$5,270,611	$5,505,271	$4,630,334
Ratios to average net assets (c):
Net expenses		0.82%	0.81%	0.80%	0.81%	0.80%	0.80%
Gross expenses		0.82%	0.81%	0.80%	0.81%	0.80%	0.80%
Net investment income (loss)	2.25	%*	1.56%*	3.15%*	1.18%	1.66%	1.36%
Portfolio turnover rate		26%	33%	31%	37%	36%	40%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    231

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/23†		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$13.56		$16.53	$16.99	$15.52	$13.01	$15.83
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	*	0.18 *	0.52 *	0.14	0.21	0.17
Net realized and unrealized gain (loss)	1.45		(3.00)	0.42	1.46	2.55	(1.86)
Total from investment operations	1.60		(2.82)	0.94	1.60	2.76	(1.69)
Less distributions from:
Net investment income	—		(0.15)	(0.60)	(0.13)	(0.25)	(0.17)
Net realized gains	—		—	(0.51)	—	—	(0.96)
Return of capital	—		—	(0.29)	—	—	—
Total distributions	—		(0.15)	(1.40)	(0.13)	(0.25)	(1.13)
Net asset value, end of period	$15.16		$13.56	$16.53	$16.99	$15.52	$13.01
Total Return (b)	11.80	%*	–17.04%*	5.67%*	10.34%	21.21%	–10.55%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$327,977		$308,243	$460,862	$535,285	$682,035	$832,548
Ratios to average net assets (c):
Net expenses		1.08%	1.07%	1.06%	1.06%	1.06%	1.05%
Gross expenses		1.08%	1.07%	1.06%	1.06%	1.06%	1.05%
Net investment income (loss)	2.03	%*	1.27%*	2.88%*	0.94%	1.47%	1.10%
Portfolio turnover rate		26%	33%	31%	37%	36%	40%

The accompanying notes are an integral part of these financial statements.

232    Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout the period	6/30/23†		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
R6 Shares
Net asset value, beginning of period	$13.43		$16.38	$16.85	$15.39	$12.90	$15.71
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	*	0.22 *	0.56 *	0.17	0.23	0.21
Net realized and unrealized gain (loss)	1.45		(2.98)	0.41	1.46	2.54	(1.85)
Total from investment operations	1.61		(2.76)	0.97	1.63	2.77	(1.64)
Less distributions from:
Net investment income	—		(0.19)	(0.62)	(0.17)	(0.28)	(0.21)
Net realized gains	—		—	(0.51)	—	—	(0.96)
Return of capital	—		—	(0.31)	—	—	—
Total distributions	—		(0.19)	(1.44)	(0.17)	(0.28)	(1.17)
Net asset value, end of period	$15.04		$13.43	$16.38	$16.85	$15.39	$12.90
Total Return (b)	11.99	%*	–16.87%*	5.93%*	10.64%	21.54%	–10.35%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$103,846		$96,524	$124,625	$118,678	$120,118	$97,394
Ratios to average net assets (c):
Net expenses		0.82%	0.81%	0.80%	0.81%	0.80%	0.80%
Gross expenses		0.83%	0.82%	0.81%	0.82%	0.81%	0.81%
Net investment income (loss)	2.31	%*	1.54%*	3.16%*	1.16%	1.61%	1.34%
Portfolio turnover rate		26%	33%	31%	37%	36%	40%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    233

†	Unaudited
*	Includes $0.01 for the period ended June 30, 2023 and year ended December 31, 2022 and $0.06 for the year ended December 31, 2021, of refunds as a result of European Union dividend withholding tax reclaims filings. There was a 0.08%, 0.06% and 0.39% impact to the Institutional and R6 Share Class and a 0.08%, 0.06% and 0.38% impact to the Open Class on the total return of the Portfolio. There was a 0.11%, 0.10% and 0.33% impact on the net investment income (loss) ratio of the Portfolio. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

234    Semi-Annual Report

LAZARD MANAGED EQUITY VOLATILITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$11.93	$13.17	$11.78	$12.66	$10.55	$11.57
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.22	0.21	0.21	0.21	0.19
Net realized and unrealized gain (loss)	0.33	(1.10)	2.01	(0.87)	2.08	(1.03)
Total from investment operations	0.46	(0.88)	2.22	(0.66)	2.29	(0.84)
Less distributions from:
Net investment income	—	(0.21)	(0.39)	(0.09)	(0.18)	(0.16)
Net realized gains	—	(0.15)	(0.44)	(0.13)	— (b)	(0.02)
Total distributions	—	(0.36)	(0.83)	(0.22)	(0.18)	(0.18)
Net asset value, end of period	$12.39	$11.93	$13.17	$11.78	$12.66	$10.55
Total Return (c)	3.86%	–6.72%	19.00%	–5.18%	21.69%	–7.21%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,716	$28,712	$31,040	$25,737	$34,354	$20,709
Ratios to average net assets (d):
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses	1.34%	1.25%	1.20%	1.23%	1.36%	1.64%
Net investment income (loss)	2.10%	1.79%	1.62%	1.83%	1.72%	1.66%
Portfolio turnover rate	40%	97%	110%	138%	103%	122%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    235

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$11.92	$13.16	$11.78	$12.65	$10.54	$11.56
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.19	0.18	0.19	0.17	0.15
Net realized and unrealized gain (loss)	0.34	(1.10)	2.00	(0.87)	2.08	(1.02)
Total from investment operations	0.45	(0.91)	2.18	(0.68)	2.25	(0.87)
Less distributions from:
Net investment income	—	(0.18)	(0.36)	(0.06)	(0.14)	(0.13)
Net realized gains	—	(0.15)	(0.44)	(0.13)	— (b)	(0.02)
Total distributions	—	(0.33)	(0.80)	(0.19)	(0.14)	(0.15)
Net asset value, end of period	$12.37	$11.92	$13.16	$11.78	$12.65	$10.54
Total Return (c)	3.78%	–6.96%	18.62%	–5.34%	21.36%	–7.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$84	$81	$87	$76	$231	$183
Ratios to average net assets (d):
Net expenses	1.00%	1.00%	1.00%	1.00%	1.03%	1.05%
Gross expenses	7.25%	6.80%	6.85%	4.39%	5.81%	5.86%
Net investment income (loss)	1.85%	1.55%	1.39%	1.63%	1.46%	1.28%
Portfolio turnover rate	40%	97%	110%	138%	103%	122%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

236    Semi-Annual Report

LAZARD US EQUITY CONCENTRATED PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$14.88	$19.70	$18.05	$16.84	$12.89	$15.31
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.10	0.08	0.12	0.13	0.18
Net realized and unrealized gain (loss)	2.07	(3.98)	4.55	1.39	3.96	(1.11)
Total from investment operations	2.11	(3.88)	4.63	1.51	4.09	(0.93)
Less distributions from:
Net investment income	—	(0.10)	(0.08)	(0.11)	(0.14)	(0.20)
Net realized gains	—	(0.84)	(2.90)	(0.19)	—	(1.29)
Total distributions	—	(0.94)	(2.98)	(0.30)	(0.14)	(1.49)
Net asset value, end of period	$16.99	$14.88	$19.70	$18.05	$16.84	$12.89
Total Return (b)	14.18%	–19.89%	26.02%	8.98%	31.72%	–6.07%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$568,238	$1,193,492	$1,943,232	$1,936,367	$1,271,509	$1,040,851
Ratios to average net assets (c):
Net expenses	0.80%	0.78%	0.76%	0.76%	0.76%	0.75%
Gross expenses	0.80%	0.78%	0.76%	0.76%	0.76%	0.75%
Net investment income (loss)	0.47%	0.58%	0.38%	0.72%	0.85%	1.14%
Portfolio turnover rate	34%	69%	32%	43%	33%	69%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    237

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$15.03	$19.88	$18.19	$16.98	$12.99	$15.42
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.05	0.03	0.08	0.09	0.13
Net realized and unrealized gain (loss)	2.08	(4.01)	4.58	1.38	3.99	(1.11)
Total from investment operations	2.10	(3.96)	4.61	1.46	4.08	(0.98)
Less distributions from:
Net investment income	—	(0.05)	(0.02)	(0.06)	(0.09)	(0.16)
Net realized gains	—	(0.84)	(2.90)	(0.19)	—	(1.29)
Total distributions	—	(0.89)	(2.92)	(0.25)	(0.09)	(1.45)
Net asset value, end of period	$17.13	$15.03	$19.88	$18.19	$16.98	$12.99
Total Return (b)	13.97%	–20.07%	25.72%	8.63%	31.42%	–6.35%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,338	$24,268	$35,649	$34,358	$46,840	$50,981
Ratios to average net assets (c):
Net expenses	1.07%	1.04%	1.02%	1.02%	1.04%	1.03%
Gross expenses	1.07%	1.04%	1.02%	1.02%	1.04%	1.03%
Net investment income (loss)	0.31%	0.31%	0.13%	0.47%	0.55%	0.85%
Portfolio turnover rate	34%	69%	32%	43%	33%	69%

The accompanying notes are an integral part of these financial statements.

238    Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
R6 Shares
Net asset value, beginning of period	$14.93	$19.76	$18.09	$16.89	$12.92	$15.34
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.10	0.08	0.12	0.13	0.17
Net realized and unrealized gain (loss)	2.15	(3.99)	4.56	1.38	3.98	(1.10)
Total from investment operations	2.17	(3.89)	4.64	1.50	4.11	(0.93)
Less distributions from:
Net investment income	—	(0.10)	(0.07)	(0.11)	(0.14)	(0.20)
Net realized gains	—	(0.84)	(2.90)	(0.19)	—	(1.29)
Total distributions	—	(0.94)	(2.97)	(0.30)	(0.14)	(1.49)
Net asset value, end of period	$17.10	$14.93	$19.76	$18.09	$16.89	$12.92
Total Return (b)	14.53%	–19.89%	26.06%	8.90%	31.79%	–6.08%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31	$2,186	$2,720	$2,177	$2,091	$1,900
Ratios to average net assets (c):
Net expenses	0.79%	0.78%	0.76%	0.76%	0.76%	0.75%
Gross expenses	1.03%	0.94%	0.87%	0.92%	1.20%	2.16%
Net investment income (loss)	0.22%	0.59%	0.40%	0.73%	0.83%	1.15%
Portfolio turnover rate	34%	69%	32%	43%	33%	69%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

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LAZARD US EQUITY FOCUS PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$12.99	$16.07	$13.37	$12.03	$10.23	$12.43
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.10	0.08	0.11	0.13	0.14
Net realized and unrealized gain (loss)	1.43	(2.82)	3.54	1.94	3.11	(0.55)
Total from investment operations	1.49	(2.72)	3.62	2.05	3.24	(0.41)
Less distributions from:
Net investment income	—	(0.10)	(0.05)	(0.10)	(0.23)	(0.29)
Net realized gains	—	(0.26)	(0.87)	(0.61)	(1.21)	(1.50)
Total distributions	—	(0.36)	(0.92)	(0.71)	(1.44)	(1.79)
Net asset value, end of period	$14.48	$12.99	$16.07	$13.37	$12.03	$10.23
Total Return (b)	11.47%	–16.94%	27.36%	17.29%	31.67%	–3.12%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,981	$38,037	$42,755	$31,075	$32,661	$60,629
Ratios to average net assets (c):
Net expenses	0.70%	0.70%	0.70%	0.70%	0.75%	0.75%
Gross expenses	0.80%	0.81%	0.76%	1.26%	0.92%	0.92%
Net investment income (loss)	0.91%	0.72%	0.54%	0.91%	1.07%	1.10%
Portfolio turnover rate	25%	29%	27%	54%	45%	62%

The accompanying notes are an integral part of these financial statements.

240    Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$13.06	$16.16	$13.45	$12.09	$10.28	$12.48
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.07	0.04	0.08	0.10	0.10
Net realized and unrealized gain (loss)	1.43	(2.84)	3.55	1.96	3.11	(0.54)
Total from investment operations	1.48	(2.77)	3.59	2.04	3.21	(0.44)
Less distributions from:
Net investment income	—	(0.07)	(0.01)	(0.07)	(0.19)	(0.26)
Net realized gains	—	(0.26)	(0.87)	(0.61)	(1.21)	(1.50)
Total distributions	—	(0.33)	(0.88)	(0.68)	(1.40)	(1.76)
Net asset value, end of period	$14.54	$13.06	$16.16	$13.45	$12.09	$10.28
Total Return (b)	11.33%	–17.18%	26.96%	17.08%	31.25%	–3.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,147	$1,160	$1,569	$1,285	$1,117	$881
Ratios to average net assets (c):
Net expenses	0.95%	0.95%	0.95%	0.95%	1.03%	1.05%
Gross expenses	1.34%	1.31%	1.22%	1.79%	2.14%	2.33%
Net investment income (loss)	0.66%	0.46%	0.29%	0.67%	0.79%	0.80%
Portfolio turnover rate	25%	29%	27%	54%	45%	62%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    241

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
R6 Shares
Net asset value, beginning of period	$12.99	$16.08	$13.38	$12.04	$10.23	$12.43
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.10	0.08	0.11	0.13	0.14
Net realized and unrealized gain (loss)	1.43	(2.83)	3.54	1.94	3.12	(0.55)
Total from investment operations	1.49	(2.73)	3.62	2.05	3.25	(0.41)
Less distributions from:
Net investment income	—	(0.10)	(0.05)	(0.10)	(0.23)	(0.29)
Net realized gains	—	(0.26)	(0.87)	(0.61)	(1.21)	(1.50)
Total distributions	—	(0.36)	(0.92)	(0.71)	(1.44)	(1.79)
Net asset value, end of period	$14.48	$12.99	$16.08	$13.38	$12.04	$10.23
Total Return (b)	11.47%	–17.00%	27.34%	17.28%	31.76%	–3.13%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$46,964	$34,244	$36,066	$20,747	$10,609	$10,056
Ratios to average net assets (c):
Net expenses	0.70%	0.70%	0.70%	0.70%	0.74%	0.75%
Gross expenses	0.80%	0.81%	0.76%	1.27%	1.00%	1.01%
Net investment income (loss)	0.90%	0.72%	0.52%	0.91%	1.09%	1.10%
Portfolio turnover rate	25%	29%	27%	54%	45%	62%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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LAZARD US SMALL-MID CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$12.21	$14.97	$14.42	$13.64	$10.83	$14.65
Income (Loss) from investment operations:
Net investment income (loss) (a)	—	— (b)	0.01	0.04	0.06	0.05
Net realized and unrealized gain (loss)	0.43	(2.24)	2.81	0.82	3.19	(2.00)
Total from investment operations	0.43	(2.24)	2.82	0.86	3.25	(1.95)
Less distributions from:
Net investment income	—	—	(0.03)	(0.02)	(0.03)	(0.04)
Net realized gains	—	(0.52)	(2.24)	(0.06)	(0.41)	(1.83)
Total distributions	—	(0.52)	(2.27)	(0.08)	(0.44)	(1.87)
Net asset value, end of period	$12.64	$12.21	$14.97	$14.42	$13.64	$10.83
Total Return (c)	3.52%	–15.23%	19.91%	6.44%	30.00%	–13.27%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,682	$34,882	$94,517	$91,984	$108,112	$113,677
Ratios to average net assets (d):
Net expenses	1.05%	1.03%	0.94%	0.98%	0.92%	0.87%
Gross expenses	1.23%	1.05%	0.94%	0.98%	0.92%	0.87%
Net investment income (loss)	0.03%	-0.03%	0.05%	0.31%	0.46%	0.35%
Portfolio turnover rate	26%	35%	66%	80%	90%	81%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    243

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/23†	12/31/22	12/31/21	12/31/20		12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$10.98	$13.56	$13.25	$12.58		$10.03	$13.72
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.01)	(0.03)	(0.04)	—	(b)	0.01	0.01
Net realized and unrealized gain (loss)	0.38	(2.03)	2.59	0.75		2.95	(1.87)
Total from investment operations	0.37	(2.06)	2.55	0.75		2.96	(1.86)
Less distributions from:
Net investment income	—	—	— (b)	(0.02)		—	— (b)
Net realized gains	—	(0.52)	(2.24)	(0.06)		(0.41)	(1.83)
Total distributions	—	(0.52)	(2.24)	(0.08)		(0.41)	(1.83)
Net asset value, end of period	$11.35	$10.98	$13.56	$13.25		$12.58	$10.03
Total Return (c)	3.37%	–15.49%	19.59%	6.10%		29.51%	–13.49%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,540	$7,750	$10,798	$10,965		$14,643	$13,726
Ratios to average net assets (d):
Net expenses	1.30%	1.31%	1.22%	1.28%		1.25%	1.18%
Gross expenses	1.54%	1.36%	1.22%	1.28%		1.25%	1.18%
Net investment income (loss)	-0.21%	-0.27%	-0.24%	—	%(e)	0.11%	0.04%
Portfolio turnover rate	26%	35%	66%	80%		90%	81%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 1/8/20*
throughout each period	6/30/23†	12/31/22	12/31/21	to 12/31/20
R6 Shares
Net asset value, beginning of period	$12.25	$14.98	$14.42	$13.62
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.01	(0.04)	0.01	0.04
Net realized and unrealized gain (loss)	0.65	(2.17)	2.82	0.84
Total from investment operations	0.66	(2.21)	2.83	0.88
Less distributions from:
Net investment income	—	—	(0.03)	(0.02)
Net realized gains	—	(0.52)	(2.24)	(0.06)
Total distributions	—	(0.52)	(2.27)	(0.08)
Net asset value, end of period	$12.91	$12.25	$14.98	$14.42
Total Return (c)	3.43%	–15.01%	19.95%	6.59%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$34	$24	$718	$684
Ratios to average net assets (d):
Net expenses	1.00%	1.03%	0.93%	0.96%
Gross expenses	1.22%	1.51%	2.53%	1.65%
Net investment income (loss)	0.12%	-0.31%	0.05%	0.34%
Portfolio turnover rate	26%	35%	66%	80%

†	Unaudited
*	The inception date for the R6 shares was January 08, 2020.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.
(e)	Amount is less than 0.005%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    245

LAZARD US SUSTAINABLE EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 6/30/20*
throughout each period	6/30/23†	12/31/22	12/31/21	to 12/31/20
Institutional Shares
Net asset value, beginning of period	$12.36	$15.41	$12.20	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.08	0.06	0.04
Net realized and unrealized gain (loss)	0.95	(2.86)	3.47	2.23
Total from investment operations	1.00	(2.78)	3.53	2.27
Less distributions from:
Net investment income	—	(0.08)	(0.08)	(0.04)
Net realized gains	—	(0.19)	(0.24)	(0.03)
Total distributions	—	(0.27)	(0.32)	(0.07)
Net asset value, end of period	$13.36	$12.36	$15.41	$12.20
Total Return (b)	8.09%	–18.07%	29.01%	22.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,488	$12,222	$14,687	$11,490
Ratios to average net assets (c):
Net expenses	0.75%	0.75%	0.75%	0.75%
Gross expenses	1.85%	1.84%	2.08%	2.49%
Net investment income (loss)	0.84%	0.64%	0.43%	0.65%
Portfolio turnover rate	9%	23%	8%	5%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 6/30/20*
throughout each period	6/30/23†	12/31/22	12/31/21	to 12/31/20
Open Shares
Net asset value, beginning of period	$12.37	$15.43	$12.21	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.05	0.02	0.02
Net realized and unrealized gain (loss)	0.94	(2.87)	3.48	2.23
Total from investment operations	0.98	(2.82)	3.50	2.25
Less distributions from:
Net investment income	—	(0.05)	(0.04)	(0.01)
Net realized gains	—	(0.19)	(0.24)	(0.03)
Total distributions	—	(0.24)	(0.28)	(0.04)
Net asset value, end of period	$13.35	$12.37	$15.43	$12.21
Total Return (b)	7.92%	–18.32%	28.75%	22.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$570	$537	$655	$128
Ratios to average net assets (c):
Net expenses	1.00%	1.00%	1.00%	1.00%
Gross expenses	2.89%	2.88%	3.15%	5.31%
Net investment income (loss)	0.60%	0.39%	0.17%	0.43%
Portfolio turnover rate	9%	23%	8%	5%

†	Unaudited
*	The Portfolio commenced operations on June 30, 2020
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

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LAZARD US SYSTEMATIC SMALL CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended	For the Period 10/29/21*
throughout each period	6/30/23†	12/31/22	to 12/31/21
Institutional Shares
Net asset value, beginning of period	$8.52	$10.26	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.09	0.02
Net realized and unrealized gain (loss)	0.98	(1.77)	0.26
Total from investment operations	1.00	(1.68)	0.28
Less distributions from:
Net investment income	—	(0.06)	(0.02)
Total distributions	—	(0.06)	(0.02)
Net asset value, end of period	$9.52	$8.52	$10.26
Total Return (b)	11.74%	–16.33%	2.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,691	$24,786	$3,983
Ratios to average net assets (c):
Net expenses	0.90%	0.90%	0.90%
Gross expenses	1.34%	2.67%	5.13%
Net investment income (loss)	0.44%	1.00%	1.39%
Portfolio turnover rate	52%	74%	22%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended	For the Period 10/29/21*
throughout each period	6/30/23†	12/31/22	to 12/31/21
Open Shares
Net asset value, beginning of period	$8.54	$10.28	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.01	0.06	0.02
Net realized and unrealized gain (loss)	0.98	(1.76)	0.26
Total from investment operations	0.99	(1.70)	0.28
Less distributions from:
Net investment income	—	(0.04)	—
Total distributions	—	(0.04)	—
Net asset value, end of period	$9.53	$8.54	$10.28
Total Return (b)	11.59%	–16.51%	2.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$120	$102	$120
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.15%
Gross expenses	4.73%	5.52%	13.16%
Net investment income (loss)	0.20%	0.66%	1.14%
Portfolio turnover rate	52%	74%	22%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    249

Selected data for a share of capital stock outstanding throughout each period	For the Period 2/22/23* to 6/30/23
R6 Shares
Net asset value, beginning of period	$9.16
Income (Loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss)	0.34
Total from investment operations	0.36
Net asset value, end of period	$9.52
Total Return	3.93%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$104
Ratios to average net assets (c):
Net expenses	0.85%
Gross expenses	12.03%
Net investment income (loss)	0.68%
Portfolio turnover rate	52%

†	Unaudited
*	The inception date for the Institutional Shares and Open Shares was October 29, 2021 and for R6 Shares was February 22, 2023.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

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The Lazard Funds, Inc. Notes to Financial Statements

June 30, 2023 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2023, the Fund was comprised of twenty-eight no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Lazard Developing Markets Equity Portfolio (“Developing Markets Equity”), Lazard Emerging Markets Core Equity Portfolio (“Emerging Markets Core Equity”), Lazard Emerging Markets Equity Advantage Portfolio (“Emerging Markets Equity Advantage”), Lazard Emerging Markets Equity Portfolio (“Emerging Markets Equity”), Lazard Equity Franchise Portfolio (“Equity Franchise”), Lazard Global Equity Select Portfolio (“Global Equity Select”), Lazard Global Listed Infrastructure Portfolio (“Global Listed Infrastructure”), Lazard Global Strategic Equity Portfolio (“Global Strategic Equity”), Lazard International Equity Advantage Portfolio (“International Equity Advantage”), Lazard International Equity Portfolio (“International Equity”), Lazard International Equity Select Portfolio (“International Equity Select”), Lazard International Small Cap Equity Portfolio (“International Small Cap Equity”), Lazard International Quality Growth Portfolio (“International Quality Growth”), Lazard International Strategic Equity Portfolio (“International Strategic Equity”), Lazard Managed Equity Volatility Portfolio (“Managed Equity Volatility”), Lazard US Equity Concentrated Portfolio (“US Equity Concentrated”), Lazard US Equity Focus Portfolio (“US Equity Focus”), Lazard US Small-Mid Cap Equity Portfolio (“US Small-Mid Cap Equity”), Lazard US Sustainable Equity Portfolio (“US Sustainable Equity”), and Lazard US Systematic Small Cap Equity Portfolio (“US Systematic Small Cap Equity”). The financial statements of the other eight Portfolios are presented separately.

The Portfolios, other than Equity Franchise, US Equity Concentrated and US Equity Focus, are operated as “diversified” funds, as defined in the 1940 Act.

Semi-Annual Report    251

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Portfolios’ prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946.The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-US countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

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If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value in accordance with procedures approved by the Fund’s Board of Directors (the “Board”). The fair value of non-US equity securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Certain non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The Board has designated the Investment Manager to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Semi-Annual Report    253

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statement of Operations. Such amounts, if and when recorded, could result in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

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The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2023, the Global Listed Infrastructure Portfolio traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2022, the following Portfolios had unused realized capital loss carryovers which, for federal income tax

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purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term
Developing Markets Equity	$68,237,024	$49,567,394
Emerging Markets Core Equity	11,595,277	7,258,236
Emerging Markets Equity Advantage	4,187,565	2,653,096
Emerging Markets Equity	221,374,883	890,018,802
Global Strategic Equity	456,687	—
International Equity Advantage	183,346	30,970
International Equity	14,397,188	—
International Equity Select	2,175,714	925,790
International Small Cap Equity	1,428,452	248,497
International Strategic Equity	203,989,809	8,765,565
Managed Equity Volatility	763,453	—
US Systematic Small Cap Equity	851,305	39,653

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2022, the following Portfolios elected to defer such losses as follows:

Portfolio	Post-October Capital Loss Deferral	Late-Year Ordinary Loss Deferral
Developing Markets Equity	$—	$123,100
Emerging Markets Equity	—	375,217
Equity Franchise	1,000,315	—
Global Listed Infrastructure	339,418,309	—
Global Strategic Equity	—	1,444
International Quality Growth	1,087,968	3,198
US Equity Focus	562,243	—

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For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developing Markets Equity	$87,726,288	$26,254,501	$15,061,016	$11,193,485
Emerging Markets Core Equity	123,996,419	22,927,641	9,161,002	13,766,639
Emerging Markets Equity Advantage	114,067,506	9,347,888	4,984,894	4,362,994
Emerging Markets Equity	2,494,661,898	455,753,935	280,618,396	175,135,539
Equity Franchise	142,333,769	17,571,274	6,375,734	11,195,540
Global Equity Select	68,661,463	30,653,817	1,777,591	28,876,226
Global Listed Infrastructure	8,077,495,443	1,109,146,389	555,540,251	553,606,138
Global Strategic Equity	10,877,911	1,042,739	650,354	392,385
International Equity Advantage	2,655,265	267,350	46,200	221,150
International Equity	1,007,994,411	229,797,820	63,026,664	166,771,156
International Equity Select	47,126,362	9,917,981	2,838,828	7,079,153
International Quality Growth	201,644,208	14,393,273	7,291,122	7,102,151
International Small Cap Equity	13,395,952	952,820	1,487,770	(534,950)
International Strategic Equity	3,713,293,845	1,049,383,858	179,784,593	869,599,265
Managed Equity Volatility	17,410,886	1,638,076	508,255	1,129,821
US Equity Concentrated	422,876,037	178,154,100	4,621,383	173,532,717
US Equity Focus	67,127,736	2,914,000	896,452	2,017,548
US Small-Mid Cap Equity	30,515,486	9,593,669	1,427,021	8,166,648
US Sustainable Equity	13,161,159	3,060,820	148,085	2,912,735
US Systematic Small Cap Equity	24,053,398	4,628,664	1,061,935	3,566,729

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Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—For each Portfolio, income dividends are declared and paid annually, except that the Global Listed Infrastructure Portfolio’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

The Global Strategic Equity, US Equity Concentrated, International Small Cap Equity, US Small-Mid Cap Equity, Emerging Markets Equity Advantage and Equity Franchise Portfolios, intend, on their 2022 tax returns, to elect to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Portfolios’ undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Portfolios would otherwise be required to distribute as dividends to shareholders in order for the Portfolios to avoid federal income and excise taxes. This practice reduces the amount of distributions required to be made to non-redeeming shareholders and defers the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Portfolios’ shares,

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the total return on a shareholder’s investment is not affected by the Portfolios’ use of equalization.

Real estate investment trust (“REIT”) distributions received by a Portfolio are generally comprised of ordinary income, long-term capital gains and a return of REIT capital. However, as the actual character of such distributions received are not known until after the calendar year end, distributions made by a Portfolio during the year are subject to re-characterization that may result in some portion of the distributions being reclassified as a return of capital distribution to Portfolio shareholders.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency gains and losses, wash sales, passive foreign investment companies, expiring capital loss carryovers, forward currency mark to market, net operating loss, certain expenses, foreign capital gains taxes, non-deductible organization expenses, REIT basis adjustments, distribution in excess of current earnings, equalization accounting (as described above), non-REIT non-taxable dividend adjustment to income, distributions redesignations, return of capital distributions, receivable from tax reclaim and distributions from real estate investment trusts and partnerships. The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts.

(f) Offering and Organizational Costs—Costs incurred by the Fund in connection with the offering of shares of a new Portfolio or share class of a Portfolio are deferred and amortized on a straight line basis over a twelve-month period from the date of commencement of operations of the Portfolio or share class. The Investment Manager will generally pay for any offering costs incurred by a new Portfolio and be reimbursed by that Portfolio within the amortization period. Organizational costs are expensed as incurred.

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(g) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(h) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(i) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

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3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Developing Markets Equity	1.00%
Emerging Markets Core Equity	1.00
Emerging Markets Equity Advantage	0.75
Emerging Markets Equity	1.00
Equity Franchise	0.80
Global Equity Select	0.65
Global Listed Infrastructure	0.90
Global Strategic Equity	0.75
International Equity Advantage	0.65
International Equity	0.75
International Equity Select	0.65
International Quality Growth	0.75
International Small Cap Equity	0.75
International Strategic Equity	0.75
Managed Equity Volatility	0.60
US Equity Concentrated	0.70
US Equity Focus	0.55
US Small-Mid Cap Equity	0.75
US Sustainable Equity	0.60
US Systematic Small Cap Equity	0.70

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse a Portfolio until May 1, 2024 (or such other date as indicated below) if the aggregate direct expenses of the Portfolio, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and

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extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares	R6 Shares
Developing Markets Equity (a)	1.10%	1.35%	N/A	%
Emerging Markets Core Equity (b)	1.10	1.35	1.05
Emerging Markets Equity Advantage	0.90	1.15	0.85
Emerging Markets Equity	1.20	1.45	1.15
Equity Franchise	0.95	1.20	N/A
Global Equity Select	0.90	1.15	N/A
Global Listed Infrastructure (c)	1.20	1.45	N/A
Global Strategic Equity	0.90	1.15	N/A
International Equity Advantage	0.80	1.05	N/A
International Equity	0.85	1.10	0.80
International Equity Select (d)	0.90	1.15	N/A
International Quality Growth (e)	0.85	1.10	0.80
International Small Cap Equity (f)	1.03	1.28	N/A
International Strategic Equity	1.05	1.30	1.00
Managed Equity Volatility	0.75	1.00	N/A
US Equity Concentrated (g)	0.90	1.15	0.85
US Equity Focus	0.70	0.95	0.70
US Small-Mid Cap Equity (h)	1.00	1.25	0.95
US Sustainable Equity	0.75	1.00	N/A
US Systematic Small Cap Equity	0.90	1.15	0.85
(a)	From January 1, 2023 to June 28, 2023, annual rates were 1.15% and 1.40%.
(b)	From January 1, 2023 to May 1, 2023, annual rates were 1.20%, 1.45% and 1.15%.
(c)	This agreement will continue in effect until May 1, 2033.
(d)	This agreement will continue in effect until May 1, 2024, and from May 1, 2024 until May 1, 2033 at levels of 1.15%, 1.40% and 1.10%, respectively.
(e)	This agreement will continue in effect until May 1, 2033 for Open Shares.
(f)	From January 1, 2023 to June 28, 2023, annual rates were 1.13%, and 1.38%.
(g)	This agreement will continue in effect until May 1, 2024, and from May 1, 2024 until May 1, 2033, at levels of 1.10%, 1.35% and 1.05%, respectively.
(h)	From January 1, 2023 to June 28, 2023, annual rates were 1.05%, 1.30% and 1.00%.

In addition, until May 1, 2024, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the

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Investment Manager will bear the expenses of the R6 Shares in the amount of such excess.

During the period ended June 30, 2023, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Developing Markets Equity	$52,934	$—	$5,878	$—
Emerging Markets Core Equity	39,012	—	2,535	—
Emerging Markets Equity Advantage	56,254	—	642	1,739
Equity Franchise	—	—	1,072	1,190
Global Equity Select	—	—	2,318	—
Global Strategic Equity	40,258	31,484	671	2,746
International Equity Advantage	8,729	81,190	406	5,932
International Equity Select	39,742	—	4,658	—
International Quality Growth	66,527	—	2,838	—
International Small Cap Equity	21,544	4,838	29,686	5,715
Managed Equity Volatility	81,627	—	245	2,307
US Equity Focus	18,945	—	2,211	—
US Small-Mid Cap Equity	30,667	—	9,161	—
US Sustainable Equity	41,025	34,478	1,630	3,498
US Systematic Small Cap Equity	66,773	—	376	1,591

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed
Emerging Markets Core Equity	$1,078	$563
Emerging Markets Equity Advantage	266	3,955
Emerging Markets Equity	1,583	—
International Equity	13,291	—
International Quality Growth	27	3,637
International Strategic Equity	2,505	—
US Equity Concentrated	934	—
US Equity Focus	19,944	—
US Small-Mid Cap Equity	33	—
US Systematic Small Cap Equity	239	3,603

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

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State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, amongst other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. The annual compensation for each Director who is not an affiliated person of the Investment Manager or any of its affiliates, that is payable by all of the funds in the Lazard Fund Complex, is comprised of: (1) an annual fee of $245,000, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are also reimbursed for travel and other out-of-pocket expenses for attending Board and Committee meetings. The Directors do not receive benefits from the Fund pursuant to any

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pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active Portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active portfolios on the basis of relative net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2023 were as follows:

Portfolio	Purchases	Sales
Developing Markets Equity	$13,293,003	$13,154,579
Emerging Markets Core Equity	70,068,004	72,118,511
Emerging Markets Equity Advantage	64,731,516	31,843,585
Emerging Markets Equity	310,828,241	477,787,499
Equity Franchise	59,953,359	76,265,949
Global Equity Select	4,873,713	10,377,202
Global Listed Infrastructure	1,026,001,114	1,003,769,270
Global Strategic Equity	3,455,097	3,467,301
International Equity Advantage	2,782,229	2,728,548
International Equity	263,824,076	195,030,391
International Equity Select	8,148,948	12,267,875
International Quality Growth	86,982,730	10,999,727
International Small Cap Equity	2,721,618	5,020,397
International Strategic Equity	1,167,043,444	1,593,916,512
Managed Equity Volatility	11,059,806	21,982,529
US Equity Concentrated	333,670,196	1,078,683,085
US Equity Focus	28,065,298	20,130,861
US Small-Mid Cap Equity	10,540,696	15,210,393
US Sustainable Equity	3,440,900	1,289,573
US Systematic Small Cap Equity	13,768,138	13,448,569

For the period ended June 30, 2023, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

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At June 30, 2023, the Investment Manager owned 16.40%, 7.05%, 87.89%, 43.64% and 93.27% of the outstanding shares of the Emerging Markets Equity Advantage, Global Strategic Equity, International Equity Advantage, US Sustainable Equity and US Systematic Small Cap Equity Portfolio, respectively.

Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated persons” to include a portfolio company in which a Portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Global Listed Infrastructure Portfolio for the period ended June 30, 2023 were as follows:

Issue	Value at December 31, 2022	Purchase cost	Sales proceeds	Realized gain (loss)
Global Listed Infrastructure
Atlas Arteria, Ltd.	$355,284,219	$21,238,470	$—	$—
Eutelsat Communications SA	92,035,457	7,705,930	—	—
SES SA	132,690,782	4,467,344	—	—
Pennon Group PLC	154,093,807	—	—	—
Italgas SpA*	246,294,741	8,562,892	(35,180,771)	(208,986)
Total Securities	$980,399,006	$41,974,636	$(35,180,771)	$(208,986)

Issue	Change in unrealized appreciation (depreciation)	Dividend income	Shares at June 30, 2023	Values at June 30, 2023
Atlas Arteria, Ltd.	$(28,117,477.00)	$10,760,550	83,962,746	$348,405,212
Eutelsat Communications SA	(11,844,234)	—	13,450,587	87,897,153
SES SA	(13,060,068)	9,465,529	21,066,589	124,098,058
Pennon Group PLC	(24,476,840)	2,297,426	14,334,169	129,616,967
Italgas SpA*	17,732,628	11,221,577	—	—
Total Securities	$(59,765,991)	$33,745,082	132,814,091	$690,017,390

*	This security was deemed to no longer meet the criteria of an affiliated company at the reporting date and is therefore excluded from non-controlled affiliated issuers, at fair value on the Statement of Assets and Liabilities. Dividend income, realized gain/loss, and change in unrealized appreciation (depreciation) earned during the period is reported within the respective noncontrolled affiliated issuers financial statement categories on the Statement of Operations.

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6. Line of Credit

The Fund has a $100 million committed line of credit pursuant to an Amended and Restated Loan Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2023, the following Portfolios had borrowings under the Agreement as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding
Emerging Markets Core Equity	$14,068,904	$14,068,904	6.17%	1
Emerging Markets Equity Advantage	546,723	546,723	6.18	1
Emerging Markets Equity	21,520,000	21,520,000	5.67	3
Global Equity Select	268,303	903,100	5.59	5
Global Strategic Equity	1,265,000	1,265,000	5.43	1
International Equity Advantage	167,093	167,093	6.17	1
International Equity	14,033,667	17,261,000	5.43	3
International Equity Select	228,549	607,900	5.91	8
International Quality Growth	6,646,000	6,646,000	5.43	2
International Small Cap Equity	620,850	1,005,350	5.68	2
International Strategic Equity	19,642,140	60,751,100	5.77	16
Managed Equity Volatility	2,927,178	9,785,390	6.16	4
US Equity Concentrated	15,657,960	23,799,353	6.13	7
US Equity Focus	408,616	520,100	5.76	5

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable Rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

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7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the effects of such impacts, or any future impacts of other significant events described above, will or would last, but there could be a

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prolonged period of global economic slowdown, which may be expected to impact a Portfolio and its investments.

(b) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(d) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies, as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation

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of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

(e) Forward Currency Contracts and Currency Hedging Risk— Forward currency contracts, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since forward currency contracts, like most derivative instruments, have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all of a portion of their value due solely to the creditworthiness of or default by the counterparty. Forward currency contracts also may be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such contracts. Forward currency contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currencies. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Forward currency contracts incur costs, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of forward currency contracts, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to accurately predict movements in currency exchange rates and, for hedging transactions, there may be imperfect correlations between movements in exchange rates that could cause a Portfolio to incur significant losses. Use of forward currency contracts, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

(f) Country Risk—Implementation of certain Portfolios’ investment strategies may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular country, such as China or Japan, and a Portfolio would be

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expected to be affected by political, regulatory, market, economic and social developments affecting that country.

Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. It is unclear whether further tariffs and sanctions may be imposed or other escalating actions may be taken in the future, which could negatively affect the Portfolio. Other risks associated with investments in China include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, limitations on repatriation and differing legal standards. Certain Portfolios may invest in eligible renminbi-denominated class A shares of equity securities that are listed and traded on certain Chinese stock exchanges (“China A-Shares”) through Hong Kong Stock Connect Program (“Stock Connect”). While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude a Portfolio’s ability to invest in China A-Shares (although the Portfolio would be permitted to sell China A-Shares regardless of the quota balance). Stock Connect is also subject to trading, clearance, settlement and operational risks.

Certain Portfolios may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law. VIE structures also could face delisting or other

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ramifications for failure to meet the requirements of the SEC, the Public Company Accounting Oversight Board or other United States regulators. If these risks materialize, the value of investments in VIEs could be adversely affected and the Portfolios could incur significant losses with no recourse available.

Over the last few decades, Japan’s economic growth rate had remained relatively low compared to that of its Asian neighbors and other major developed economies mainly due to deflation. Japan has few natural resources and limited land area and is reliant on imports for its commodity needs. Fluctuations or shortages in relevant commodity markets could have a negative impact on Japan’s economy. The Japanese economy also can be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners. Japan has a growing economic relationship with China and other Southeast Asian countries, and economic, political or social instability in those countries could have an adverse effect on Japan’s economy. The Japanese yen has fluctuated widely at times, and any increase in the yen’s value may cause a decline in Japan’s exports.

(g) Sector Risk—Implementation of certain Portfolios’ investment strategies may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular market sector, and a Portfolio would be expected to be affected by developments in that sector.

(h) Franchise Companies Risk—Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect franchise companies individually or across an industry and may negatively impact a Portfolio to a greater extent than if the Portfolio’s assets were invested more broadly in a number of types of companies.

(i) Infrastructure Companies Risk—Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse

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economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation and service interruption due to environmental, operational or other mishaps.

(j) Sustainable Investing Risk—A Portfolio’s performance is dependent upon, among other things, the success of its investment strategy as implemented by the Investment Manager (i.e., the performance of the investments purchased pursuant to the investment strategy). A Portfolio’s investment strategy which focuses on investing in companies that satisfy the criteria for being considered a Sustainable Company (as described in the Prospectus), which may cause the Investment Manager to forgo investments for the Portfolio that the Investment Manager otherwise believes may be attractive but that are not considered to be Sustainable Companies.

(k) Other Equity Securities Risk—Investments in rights and warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of a Portfolio’s entire investment.

(l) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as

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a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

(m) REIT Risk—REITs are subject to similar risks as an investment in a realty-related company. Consequently, investments in REITs could lead to investment results that may be significantly different from investments in the broader securities markets. The risks related to investments in realty-related companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing. Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies, which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

(n) ETF Risk—Shares of exchange-traded funds (“ETFs”) may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in ETFs are subject to the risks of the ETF’s investments, as well as to the general risks of investing in ETFs. A Portfolio investing in ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more ETFs. Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including

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ETFs, in excess of the limitations imposed by Section 12, subject to certain limitations and conditions.

(o) Non-Diversification Risk—The net asset value of a Portfolio that is classified as “non-diversified” may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

(p) Quantitative Model Risk—The success of certain Portfolios’ investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager for certain Portfolios requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

(q) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or

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other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(r) Geopolitical Risk—As a result of the ongoing armed conflict between Russia and Ukraine, the United States, the United Kingdom, the European Union, and several other nations have announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, as well as upon certain banks, companies, government officials, and other individuals in or affiliated with Russia and Belarus. The ongoing conflict and the evolving response measures may continue to have a negative impact on the economy and business activity globally (including in the countries in which the Portfolios invest), and therefore, could adversely affect the performance of the Portfolios’ investments. The severity and duration of the conflict is unknown and could continue to impact global economic and market conditions adversely. Management will continue to seek to assess the potential impacts on valuation and liquidity and will take any actions needed in accordance with procedures already approved by the Board of Directors.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

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9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or input may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

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The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2023:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
Developing Markets Equity Portfolio
Common Stocks*
Brazil	$4,972,501	$—	$—	$4,972,501
China	8,130,523	24,676,654	—	32,807,177
Hong Kong	—	765,972	—	765,972
Hungary	—	2,306,034	—	2,306,034
India	6,678,326	6,779,757	—	13,458,083
Indonesia	—	4,586,982	—	4,586,982
Macau	—	735,148	—	735,148
Mexico	3,047,082	—	—	3,047,082
Peru	737,610	—	—	737,610
Philippines	—	3,132,799	—	3,132,799
Poland	—	1,309,922	—	1,309,922
South Africa	—	3,036,363	—	3,036,363
South Korea	—	9,047,212	—	9,047,212
Taiwan	1,282,126	16,221,287	—	17,503,413
United States	1,408,469	134,988	—	1,543,457
Zambia	1,409,383	—	—	1,409,383
Short-Term Investments	2,388,165	—	—	2,388,165
Total	$30,054,185	$72,733,118	$—	$102,787,303

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
Emerging Markets Core Equity Portfolio
Common Stocks*
Brazil	$8,576,799	$—	$—	$8,576,799
Canada	1,377,631	—	—	1,377,631
China	11,466,070	22,512,186	—	33,978,256
France	2,107,024	—	—	2,107,024
Ghana	1,074,858	—	—	1,074,858
Greece	—	1,433,000	—	1,433,000
Hong Kong	—	2,179,400	—	2,179,400
India	6,682,543	11,834,117	—	18,516,660
Indonesia	1,397,908	5,089,606	—	6,487,514
Macau	—	1,365,807	—	1,365,807
Mexico	6,934,582	—	—	6,934,582
Philippines	—	2,875,190	—	2,875,190
Russia	—	—	—	—
Saudi Arabia	—	655,544	—	655,544
South Africa	—	4,210,587	—	4,210,587
South Korea	—	14,909,310	—	14,909,310
Taiwan	10,844,863	11,111,726	—	21,956,589
Thailand	—	2,842,273	—	2,842,273
United Arab Emirates	—	2,137,684	—	2,137,684
United Kingdom	1,458,754	893,492	—	2,352,246
United States	1,395,120	—	—	1,395,120
Short-Term Investments	396,984	—	—	396,984
Total	$53,713,136	$84,049,922	$—	$137,763,058

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
Emerging Markets Equity Advantage Portfolio
Common Stocks*
Australia	$145,500	$—	$—	$145,500
Brazil	2,971,596	—	—	2,971,596
Chile	651,038	—	—	651,038
China	4,532,991	31,409,293	—	35,942,284
Colombia	305,833	—	—	305,833
Greece	218,671	689,963	—	908,634
Hungary	—	598,744	—	598,744
India	6,726,665	10,151,626	—	16,878,291
Indonesia	153,966	2,996,497	—	3,150,463
Luxembourg	—	207,946	—	207,946
Malaysia	—	707,389	—	707,389
Mexico	3,341,616	—	—	3,341,616
Peru	359,946	—	—	359,946
Philippines	—	1,090,181	—	1,090,181
Poland	—	1,219,888	—	1,219,888
Qatar	—	236,980	—	236,980
Romania	—	205,281	—	205,281
Russia	—	—	—	—
Saudi Arabia	—	3,990,003	—	3,990,003
South Africa	930,123	2,041,096	—	2,971,219
South Korea	3,517,668	11,708,113	—	15,225,781
Taiwan	—	18,489,984	—	18,489,984
Thailand	513,829	1,857,458	—	2,371,287
Turkey	—	1,170,743	—	1,170,743
United Arab Emirates	—	1,593,337	—	1,593,337
Preferred Stocks*
Brazil	1,585,911	—	—	1,585,911
Short-Term Investments	2,103,902	—	—	2,103,902
Total	$28,059,255	$90,364,522	$—	$118,423,777

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
Emerging Markets Equity Portfolio
Common Stocks*
Brazil	$327,322,155	$—	$—	$327,322,155
Chile	28,324,632	—	—	28,324,632
China	—	624,637,676	—	624,637,676
Egypt	—	18,338,689	—	18,338,689
Greece	—	27,381,916	—	27,381,916
Hong Kong	—	32,699,817	—	32,699,817
Hungary	—	83,451,376	—	83,451,376
India	26,603,805	175,606,561	—	202,210,366
Indonesia	28,252,091	87,783,750	—	116,035,841
Mexico	116,992,084	—	—	116,992,084
Portugal	—	64,383,980	—	64,383,980
Russia	—	—	18	18
South Africa	—	202,328,028	—	202,328,028
South Korea	—	296,593,084	—	296,593,084
Taiwan	—	356,495,595	—	356,495,595
Thailand	—	52,844,279	—	52,844,279
United Kingdom	—	42,190,215	—	42,190,215
Short-Term Investments	77,567,685	—	—	77,567,685
Total	$605,062,452	$2,064,734,966	$18	$2,669,797,436

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The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks
Beginning Balance	$18
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gain (loss)	—
Ending Balance	$18
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023	$—

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
Equity Franchise Portfolio
Common Stocks*
Belgium	$—	$3,187,599	$—	$3,187,599
Germany	—	14,116,641	—	14,116,641
Italy	—	4,809,482	—	4,809,482
Japan	—	4,637,285	—	4,637,285
Luxembourg	—	6,145,309	—	6,145,309
Netherlands	—	6,402,889	—	6,402,889
United Kingdom	—	14,805,211	—	14,805,211
United States	96,481,514	—	—	96,481,514
Short-Term Investments	2,943,379	—	—	2,943,379
Total	$99,424,893	$54,104,416	$—	$153,529,309

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
Global Equity Select Portfolio
Common Stocks*
Australia	$—	$827,373	$—	$827,373
Canada	4,587,257	—	—	4,587,257
China	1,423,140	975,661	—	2,398,801
Denmark	—	957,117	—	957,117
Finland	—	969,972	—	969,972
France	—	4,870,173	—	4,870,173
Germany	—	818,230	—	818,230
Hong Kong	—	1,067,079	—	1,067,079
India	1,415,677	—	—	1,415,677
Japan	—	3,333,561	—	3,333,561
Netherlands	—	3,325,650	—	3,325,650
Spain	—	1,055,344	—	1,055,344
Sweden	—	1,933,489	—	1,933,489
Switzerland	—	3,942,499	—	3,942,499
Taiwan	1,856,928	—	—	1,856,928
United Kingdom	1,290,018	5,211,046	—	6,501,064
United States	56,527,865	—	—	56,527,865
Short-Term Investments	1,149,610	—	—	1,149,610
Total	$68,250,495	$29,287,194	$—	$97,537,689

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
Global Listed Infrastructure Portfolio
Assets:
Common Stocks*
Australia	$—	$552,074,322	$—	$552,074,322
Canada	226,988,457	—	—	226,988,457
France	—	486,766,729	—	486,766,729
Hong Kong	—	362,591,254	—	362,591,254
Italy	—	1,170,211,889	—	1,170,211,889
Luxembourg	—	124,098,058	—	124,098,058
Netherlands	—	676,862,524	—	676,862,524
Portugal	—	78,754,103	—	78,754,103
Spain	—	169,436,053	—	169,436,053
Switzerland	—	209,364,911	—	209,364,911
United Kingdom	—	1,544,327,881	—	1,544,327,881
United States	2,442,448,042	—	—	2,442,448,042
Short-Term Investments	567,676,972	—	—	567,676,972
Other Financial Instruments†
Forward Currency Contracts	—	20,087,134	—	20,087,134
Total	$3,237,113,471	$5,394,574,858	$—	$8,631,688,329
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(586,749)	$—	$(586,749)

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
Global Strategic Equity Portfolio
Common Stocks*
Austria	$—	$76,747	$—	$76,747
Canada	499,043	—	—	499,043
China	—	234,503	—	234,503
Denmark	—	512,355	—	512,355
France	—	207,683	—	207,683
Germany	—	433,987	—	433,987
Hong Kong	—	206,104	—	206,104
India	166,862	—	—	166,862
Ireland	151,190	—	—	151,190
Israel	—	368,214	—	368,214
Italy	—	128,872	—	128,872
Japan	—	821,337	—	821,337
Mexico	218,936	—	—	218,936
Netherlands	—	330,498	—	330,498
Portugal	—	163,351	—	163,351
Switzerland	—	315,620	—	315,620
Taiwan	—	335,436	—	335,436
United Kingdom	—	527,660	—	527,660
United States	5,506,145	—	—	5,506,145
Short-Term Investments	65,753	—	—	65,753
Total	$6,607,929	$4,662,367	$—	$11,270,296

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
International Equity Advantage Portfolio
Common Stocks*
Australia	$—	$130,432	$—	$130,432
Austria	—	7,565	—	7,565
Brazil	11,113	—	—	11,113
Canada	216,440	—	—	216,440
China	57,842	226,067	—	283,909
Colombia	2,081	—	—	2,081
Denmark	—	100,132	—	100,132
France	—	236,870	—	236,870
Germany	—	114,196	—	114,196
Greece	—	18,913	—	18,913
Hong Kong	—	37,122	—	37,122
India	110,015	—	—	110,015
Indonesia	4,356	—	—	4,356
Ireland	11,243	—	—	11,243
Israel	2,764	—	—	2,764
Italy	—	75,674	—	75,674
Japan	—	427,473	—	427,473
Luxembourg	—	2,880	—	2,880
Mexico	22,636	—	—	22,636
Netherlands	—	112,878	—	112,878
Philippines	—	5,569	—	5,569
Poland	—	6,388	—	6,388
Portugal	—	20,595	—	20,595
Singapore	15,486	28,158	—	43,644
South Africa	17,661	3,480	—	21,141
South Korea	—	113,527	—	113,527
Spain	—	81,324	—	81,324
Sweden	—	48,825	—	48,825
Switzerland	—	63,622	—	63,622
Taiwan	—	112,544	—	112,544
Thailand	—	11,705	—	11,705
United Kingdom	6,799	182,301	—	189,100
United States	—	127,402	—	127,402
Preferred Stocks*
Brazil	30,836	—	—	30,836
Germany	—	71,501	—	71,501
Total	$509,272	$2,367,143	$—	$2,876,415

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
International Equity Portfolio
Common Stocks*
Canada	$41,459,626	$—	$—	$41,459,626
China	8,427,765	41,127,530	—	49,555,295
Denmark	—	27,053,794	—	27,053,794
Finland	—	20,301,497	—	20,301,497
France	—	136,423,015	—	136,423,015
Germany	—	117,920,830	—	117,920,830
Hong Kong	—	15,335,385	—	15,335,385
Ireland	24,507,301	—	—	24,507,301
Israel	—	18,192,241	—	18,192,241
Italy	—	33,212,124	—	33,212,124
Japan	—	190,236,803	—	190,236,803
Mexico	21,152,599	—	—	21,152,599
Netherlands	—	45,249,980	—	45,249,980
Portugal	—	8,905,884	—	8,905,884
Singapore	—	16,276,911	—	16,276,911
South Africa	—	13,312,398	—	13,312,398
South Korea	—	11,302,283	—	11,302,283
Spain	—	15,037,690	—	15,037,690
Sweden	—	12,602,686	—	12,602,686
Switzerland	—	34,430,727	—	34,430,727
Taiwan	17,861,932	—	—	17,861,932
United Kingdom	—	160,415,592	—	160,415,592
United States	62,932,765	33,525,659	—	96,458,424
Preferred Stocks*
Brazil	13,189,107	—	—	13,189,107
Germany	—	11,420,716	—	11,420,716
Short-Term Investments	22,950,727	—	—	22,950,727
Total	$212,481,822	$962,283,745	$—	$1,174,765,567

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
International Equity Select Portfolio
Common Stocks*
Belgium	$—	$466,215	$—	$466,215
Canada	964,408	—	—	964,408
China	329,858	4,502,296	—	4,832,154
Denmark	—	1,629,264	—	1,629,264
Finland	—	711,528	—	711,528
France	—	7,316,891	—	7,316,891
Germany	—	3,499,875	—	3,499,875
Hong Kong	—	1,271,317	—	1,271,317
India	1,131,635	—	—	1,131,635
Indonesia	422,000	774,916	—	1,196,916
Ireland	1,249,006	—	—	1,249,006
Japan	—	5,207,432	—	5,207,432
Mexico	929,740	—	—	929,740
Netherlands	—	2,899,405	—	2,899,405
Singapore	—	526,102	—	526,102
South Africa	—	386,929	—	386,929
South Korea	—	521,111	—	521,111
Spain	—	486,953	—	486,953
Switzerland	—	2,447,516	—	2,447,516
Taiwan	—	1,844,897	—	1,844,897
United Kingdom	—	7,639,480	—	7,639,480
United States	2,944,550	1,986,663	—	4,931,213
Preferred Stocks*
Brazil	645,181	—	—	645,181
Germany	—	420,627	—	420,627
Short-Term Investments	1,049,720	—	—	1,049,720
Total	$9,666,098	$44,539,417	$—	$54,205,515

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
International Quality Growth Portfolio
Common Stocks*
Australia	$—	$3,163,978	$—	$3,163,978
Canada	15,190,629	—	—	15,190,629
China	—	4,388,197	—	4,388,197
Denmark	—	8,612,208	—	8,612,208
France	—	19,129,321	—	19,129,321
Germany	—	9,054,815	—	9,054,815
Hong Kong	—	3,830,275	—	3,830,275
India	7,139,929	—	—	7,139,929
Israel	4,409,136	—	—	4,409,136
Japan	—	17,316,380	—	17,316,380
Netherlands	—	17,252,501	—	17,252,501
Norway	—	3,947,705	—	3,947,705
South Africa	—	4,669,770	—	4,669,770
Spain	—	5,180,599	—	5,180,599
Sweden	—	9,252,925	—	9,252,925
Switzerland	—	5,303,990	—	5,303,990
Taiwan	7,151,090	1,774,849	—	8,925,939
United Kingdom	—	32,888,957	—	32,888,957
United States	19,452,500	—	—	19,452,500
Preferred Stocks*
Germany	—	2,393,615	—	2,393,615
Short-Term Investments	7,242,991	—	—	7,242,991
Total	$60,586,275	$148,160,085	$—	$208,746,360

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
International Small Cap Equity Portfolio
Common Stocks*
Australia	$—	$808,755	$—	$808,755
Austria	—	272,583	—	272,583
Belgium	—	409,424	—	409,424
Canada	512,679	—	—	512,679
Denmark	—	276,931	—	276,931
Finland	—	140,110	—	140,110
France	—	115,779	—	115,779
Germany	—	939,140	—	939,140
Greece	—	252,515	—	252,515
Ireland	—	273,372	—	273,372
Israel	—	132,242	—	132,242
Italy	—	949,220	—	949,220
Japan	—	3,382,316	—	3,382,316
Jersey	—	208,565	—	208,565
Mexico	186,044	—	—	186,044
Netherlands	—	650,344	—	650,344
New Zealand	—	99,340	—	99,340
Norway	—	197,657	—	197,657
Portugal	—	100,707	—	100,707
Spain	—	146,298	—	146,298
Sweden	—	237,544	—	237,544
Switzerland	—	142,682	—	142,682
United Kingdom	—	2,143,274	—	2,143,274
United States	160,128	—	—	160,128
Short-Term Investments	123,353	—	—	123,353
Total	$982,204	$11,878,798	$—	$12,861,002

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
International Strategic Equity Portfolio
Common Stocks*
Canada	$274,855,542	$—	$—	$274,855,542
China	41,996,731	42,401,110	—	84,397,841
Denmark	—	419,846,692	—	419,846,692
Finland	—	81,754,458	—	81,754,458
France	—	427,059,553	—	427,059,553
Germany	—	291,867,987	—	291,867,987
Hong Kong	—	76,305,526	—	76,305,526
India	—	57,730,227	—	57,730,227
Ireland	97,858,769	—	—	97,858,769
Israel	—	94,544,894	—	94,544,894
Italy	—	51,752,487	—	51,752,487
Japan	—	645,200,752	—	645,200,752
Mexico	98,557,031	—	—	98,557,031
Netherlands	—	177,084,292	—	177,084,292
Portugal	—	73,956,890	—	73,956,890
Singapore	—	67,581,963	—	67,581,963
Sweden	—	57,568,334	—	57,568,334
Switzerland	—	187,653,761	—	187,653,761
Taiwan	—	75,212,183	—	75,212,183
United Kingdom	—	711,177,405	—	711,177,405
United States	460,394,910	—	—	460,394,910
Short-Term Investments	70,531,613	—	—	70,531,613
Total	$1,044,194,596	$3,538,698,514	$—	$4,582,893,110

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
Managed Equity Volatility Portfolio
Common Stocks*
Australia	$—	$449,875	$—	$449,875
Austria	—	51,283	—	51,283
Belgium	—	34,042	—	34,042
Canada	719,359	—	—	719,359
Denmark	—	166,682	—	166,682
France	—	353,597	—	353,597
Germany	—	257,505	—	257,505
Hong Kong	—	140,021	—	140,021
Israel	—	209,140	—	209,140
Japan	—	2,742,769	—	2,742,769
Netherlands	—	289,129	—	289,129
New Zealand	—	103,364	—	103,364
Norway	—	47,060	—	47,060
Portugal	—	54,396	—	54,396
Singapore	—	156,472	—	156,472
Spain	—	135,477	—	135,477
Switzerland	—	184,662	—	184,662
United Kingdom	—	428,648	—	428,648
United States	11,692,370	151,256	—	11,843,626
Short-Term Investments	173,600	—	—	173,600
Total	$12,585,329	$5,955,378	$—	$18,540,707
US Equity Concentrated Portfolio
Common Stocks*	$590,287,198	$—	$—	$590,287,198
Short-Term Investments	6,121,556	—	—	6,121,556
Total	$596,408,754	$—	$—	$596,408,754
US Equity Focus Portfolio
Common Stocks*	$86,881,351	$—	$—	$86,881,351
Short-Term Investments	2,263,933	—	—	2,263,933
Total	$89,145,284	$—	$—	$89,145,284
US Small-Mid Cap Equity Portfolio
Common Stocks*	$38,682,133	$—	$—	$38,682,133
Total	$38,682,133	$—	$—	$38,682,133
US Sustainable Equity Portfolio
Common Stocks*	$15,425,202	$—	$—	$15,425,202
Short-Term Investments	648,691	—	—	648,691
Total	$16,073,893	$—	$—	$16,073,893
US Systematic Small Cap Equity Portfolio
Common Stocks*	$27,620,127	$—	$—	$27,620,127
Rights*	—	—	1,401	1,401
Short-Term Investments	333,399	—	—	333,399
Total	$27,953,526	$—	$1,401	$27,954,927

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The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks
Beginning Balance	$1,401
Purchases	14,309
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(14,309)
Realized gain (loss)	—
Ending Balance	$1,401
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023	$(14,309)

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, in accordance with procedures approved by the Board, reflecting its fair market value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

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When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

10. Derivative Instruments

The Global Listed Infrastructure Portfolio used derivative instruments, including forward currency contracts.

The Global Listed Infrastructure Portfolio uses forward currency contracts primarily for hedging purposes.

During the Period ended June 30, 2023, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$191,200,000
Average amounts sold	$5,892,000,000

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023:

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$20,087,134

Liabilities – Derivative Financial Instruments
Forward currency contracts	Unrealized depreciation on forward currency contracts	$586,749

The effect of derivative instruments on the Statement of Operations for the Period ended June 30, 2023 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$(85,500,314)

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$4,538,304

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None of the other presented portfolios traded in derivative instruments during the period ended June 30, 2023.

As of June 30, 2023, the Global Listed Infrastructure Portfolio held derivative instruments that are eligible for offset in its Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolio is presented in the below table, as of June 30, 2023:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$20,087,134	$—	$20,087,134

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets

Bank of New York Mellon Corp.	$701,297	$—	$—	$701,297
BNP Paribas SA	1,715,099	(118,720)	—	1,596,379
Canadian Imperial Bank of Commerce	1,009,025	—	—	1,009,025
Citibank N.A.	2,723,437	—	—	2,723,437
HSBC Bank USA N.A.	5,906,112	—	—	5,906,112
Morgan Stanley & Co.	2,201,987	—	—	2,201,987
Royal Bank of Canada	2,074,155	—	—	2,074,155
Standard Chartered Bank	129,791	(127,902)	—	1,889
State Street Bank and Trust Co.	3,626,231	(340,127)	—	3,286,104
Total	$20,087,134	$(586,749)	$—	$19,500,385

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Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$586,749	$—	$586,749

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
BNP Paribas SA	$118,720	$(118,720)	$—	$—
Standard Chartered Bank	127,902	(127,902)	—	—
State Street Bank and Trust Co.	340,127	(340,127)	—	—
Total	$586,749	$(586,749)	$—	$—

11. Reorganization

At a meeting held on February 24, 2023 the Board approved the reorganization of Emerging Markets Strategic Equity Portfolio into the Emerging Markets Core Equity Portfolio in a tax-free reorganization (the “Reorganization”). The Reorganization was completed on June 22, 2023. The Reorganization was effectuated in order to permit the Lazard Emerging Markets Strategic Portfolio shareholders to continue to invest in equity securities of companies that are economically tied to emerging market countries in a larger combined fund that is anticipated to benefit from certain cost and operational efficiencies.

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The chart below shows a summary of net assets, shares outstanding, net unrealized appreciation/(depreciation), undistributed net investment income and accumulated net realized gains/(losses), before and after the Reorganization.

	Before Reorganization		After Reorganization
	Emerging Markets Strategic Equity Portfolio	Emerging Markets Core Equity Portfolio	Emerging Markets Core Equity Portfolio
Net Assets
Institutional Shares	$42,695,854	$96,288,737	$ 138,984,591
Open Shares	2,423,804	1,320,769	3,744,573
R6 Shares	—	174,005	174,005
Total	$45,119,658	$97,783,511	$ 142,903,169
Shares Outstanding*
Institutional Shares	3,944,969	9,842,075	14,206,187
Open Shares	223,363	135,458	384,043
R6 Shares	—	17,761	17,761
Net unrealized appreciation (depreciation)	(1,967,293)	15,490,543	13,523,250

*	A tax-free exchange of 3,944,969 Institutional Shares and 223,363 Open Shares of the Emerging Markets Strategic Equity Portfolio converted to 4,364,112 Institutional Shares and 248,585 Open Shares, respectively, of the Emerging Markets Core Equity Portfolio on June 22, 2023.

Assuming the acquisition of Emerging Markets Strategic Equity Portfolio had been completed on January 1, 2023, the beginning of the annual reporting period, Emerging Markets Core Equity Portfolio’s pro forma results of operations for the period ended June 30, 2023, would have been as follows:

Net investment income	$1,569,991
Net realized gain/(loss) and change in unrealized gain/(loss) on investments	$9,802,812
Net increase/(decrease) in net assets resulting from operations	$11,372,803

Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Emerging Markets Strategic Equity Portfolio that have been included in Emerging Markets Core Equity Portfolio’s Statement of Operations since June 22, 2023.

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For financial reporting purposes, assets received and shares issued by Emerging Markets Core Equity Portfolio were recorded at fair value; however, the cost basis of the investments received from Emerging Markets Strategic Equity Portfolio in the amount of $47,710,543, was carried forward to align ongoing reporting of Emerging Markets Core Equity Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Emerging Markets Core Equity Portfolio acquired capital loss carryovers of $50,231,443, of which, $10,639,436 are short-term and $39,592,007 are long-term. These losses are not subject to expiration, but they may be subject to future annual limitations.

12. Accounting Pronouncements

In March of 2020, the Financial Accounting Standards Board concluded its reference rate reform project with the issuance of Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU No. 2020-04”). ASU No. 2020-04 provides elective temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate LIBOR and other interbank offered reference rates as of the end of 2021. ASU No. 2020-04 was initially intended to be effective for certain reference rate-related contract modifications that have occurred since March of 2020 and that will continue to occur, through December 31, 2022, but FASB has voted to extend the grace period for complete adoption of ASU No. 2020-04 to December 31, 2024, after the UK Financial Conduct Authority delayed the intended cessation date of certain tenors of USD LIBOR to June 30, 2023. FASB issued Accounting Standards Update No.2022-06, “Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”) to formally address the new intended cessation date. Management has adopted ASU No. 2020-04 and ASU 2022-06.

13. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has noted that the name of the Lazard US Small-Mid Cap Equity Portfolio will change to the Lazard US Small Cap Equity Select Portfolio effective on or about September 1, 2023.

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The Lazard Funds, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

All Portfolios except Lazard US Convertibles Portfolio

At meetings of the Board held on June 1, 2023 and June 28, 2023, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings in response to detailed questions from the Independent Directors and their counsel, including, at the June 28, 2023 meeting, additional information requested by the Independent Directors at the June 1, 2023 meeting.

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In connection with its consideration of the management agreement, the Board considered, among other things: (i) the nature, quality and extent of the Investment Manager’s services, (ii) the investment performance of each Portfolio as well as performance information for comparable funds and other clients of the Investment Manager, (iii) the fees and other expenses paid by each Portfolio as well as expense information for comparable funds, (iv) the profitability of the Investment Manager and its affiliates from their relationship with each Portfolio, (v) whether economies of scale may be realized as each Portfolio grows and whether potential economies may be shared, in some measure, with investors and (vi) other benefits to the Investment Manager from its relationship with the Portfolios. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the management agreement, and each Trustee may have afforded different weight to the various factors.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Investment Manager and its clients. As of March 31, 2023, the Lazard Funds complex of 34 active funds comprised approximately $20 billion of the approximately $232 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources

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relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; trends in recent years in the number of personnel involved in providing services to the Portfolios and the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; Portfolio asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition.

The Board considered the position of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $20 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) compared to those of:

●	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for expense comparison purposes, based on ISS’s methodology (the “Expense Peer Group”); and

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third-party service that provides comparative fund information (“Morningstar”), with certain exclusions as specified by ISS (the “Expense Category”).

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Representatives of the Investment Manager discussed the results of the ISS advisory fee and net expense ratio comparisons with the Board, which showed that the Portfolios’ advisory fees were generally competitive within each Portfolio’s respective Expense Peer Group. For the Developing Markets Equity and US Small-Mid Cap Equity Portfolios, the Investment Manager proposed to lower the current expense limitation by 0.05%, and, for the International Small Cap Equity Portfolio, the Investment Manager proposed to lower the current expense limitation by 0.10%. After giving effect to the proposed expense limitation reductions, the results of the ISS comparisons showed that the net expense ratios of most of the Portfolios were generally competitive within each Portfolio’s respective Expense Peer Group. It was also noted that the Investment Manager previously lowered the expense limitation for Emerging Markets Core Equity Portfolio at the Board’s February 23, 2023 meeting. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was currently waiving certain advisory fees and/or reimbursing certain expenses for certain Portfolios. The Board also received a description of ISS’s methodology for its construction of the Expense Peer Groups and a summary of how the methodology was applied.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

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ISS Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by ISS including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2023, as applicable, compared to performance for the same time periods to that of:

●	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for performance comparison purposes, based on ISS’s methodology (the “Performance Peer Group”);

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

The Board also received a description of ISS’s methodology for its construction of the Performance Peer Groups and a summary of how the methodology was applied, including, for certain Portfolios, deviations from ISS’s stated methodology and the reasons therefor.

When evaluating the performance of each Portfolio, the Board considered ISS’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability, Economies of Scale and Other Benefits

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the Investment Manager’s estimated profitability percentage resulting from its, and its

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affiliates’, relationship with the Portfolio for the calendar year ended December 31, 2022 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocation, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios other than, in connection with the management of certain Portfolios, the benefit of soft dollar commissions. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The Board considered that the profitability percentages were within or below ranges determined to be appropriate by relevant court cases. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each Portfolio as part of the evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways that any potential economies of scale might be realized and how they may be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale.

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The Board further considered that, as the assets of most of the Portfolios had either decreased (or not increased significantly) over the most recently completed calendar year from the Portfolio’s assets as of the end of the previous calendar year and/or had not reached a significant size, the potential that the Investment Manager may have realized any material economies of scale with respect to these Portfolios was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information in connection with the June 1, 2023 and June 28, 2023 meetings and throughout the year as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $232 billion global asset management business.

●	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board considered that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

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●	The Board recognized that potential economies of scale may be realized, particularly as the assets of the Portfolios increase, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

●	In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement.

Such other information included the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; information regarding the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The rule is designed to promote effective liquidity risk management and reduce liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

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The Board approved the Investment Manager to administer the LRMP (the “Program Administrator”). As Program Administrator, the Investment Manager delegates the day-to-day activities required by the LRMP to a Valuation and Liquidity Committee comprised of various Fund officers and senior personnel of the Investment Manager. In addition, the Fund has contracted with a third party liquidity assessment vendor to support the classification of Portfolio investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that, among other things, addresses the operation of the LRMP and assesses its adequacy and effectiveness of implementation and any material changes to the LRMP. At a Board meeting held on June 28, 2023, the Board received a written annual report (the “Annual Report”) from the Program Administrator. The Annual Report included, among other things, a statement that the Investment Manager, as the Program Administrator, acting primarily through the Valuation and Liquidity Committee, has reviewed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. There were no material compliance matters relating to compliance with Rule 22e-4 identified in the Annual Report.

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The Lazard Funds, Inc.

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com
Performance information as of the most recent month end is available online at www.lazardassetmanagement.com. LZDPS020	We Recycle This document is printed on recycled paper.

Lazard Funds

Semi-Annual Report

June 30, 2023

Fixed Income Funds

Lazard Global Fixed Income Portfolio

Lazard US Convertibles Portfolio

Lazard US Corporate Income Portfolio

Lazard US Short Duration Fixed Income Portfolio

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard (unaudited)

4	Performance Overviews (unaudited)

9	Information About Your Portfolio’s Expenses (unaudited)

12	Portfolio Holdings (unaudited)

13	Portfolios of Investments (unaudited)

13	Lazard Global Fixed Income Portfolio

23	Lazard US Convertibles Portfolio

30	Lazard US Corporate Income Portfolio

41	Lazard US Short Duration Fixed Income Portfolio

43	Notes to Portfolios of Investments (unaudited)

46	Statements of Assets and Liabilities (unaudited)

50	Statements of Operations (unaudited)

52	Statements of Changes in Net Assets (unaudited)

58	Financial Highlights (unaudited)

66	Notes to Financial Statements (unaudited)

94	Other Information (unaudited)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and the Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report     1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder:

After suffering through a dismal 2022, global financial markets made solid progress in the first half of 2023, as investors adopted a more optimistic view of mixed developments.

Yet, anxiety about persistent inflationary pressure continued to hang over markets during the six-month period, putting the actions of central banks front and center once again in the minds of investors. Early on, markets rallied on hopes that a severe worldwide economic recession could be avoided, and that slowing inflation would cause major central banks to ease up on monetary tightening efforts. That optimism faded in subsequent months, however, as the Federal Reserve (the “Fed”)—the world’s most influential central bank—continued with its rate-hiking and appeared committed to a “higher for longer” interest-rate policy in order to tame stubbornly high domestic inflation. After lifting interest rates seven times in 2022, the Fed raised rates three times during the first half of the year before pausing in June, in order to give the Fed time to gauge the impact of the rate hikes. It did, however, warn that it could lift interest rates twice more before the end of 2023.The risk of recession appeared to increase during the period, which saw three high-profile bank failures and tighter credit conditions in the aftermath of turmoil.

The interest-rate policy paths of other major central banks were also closely followed by markets. In Europe, the European Central Bank and the Bank of England both raised interest rates four consecutive times during the period and warned that there would be no easing of their aggressive efforts to stamp out stubbornly high inflation in the eurozone and the UK, respectively. Two major central banks in Asia were notable in resisting monetary tightening. The Bank of Japan maintained its ultra-low interest-rate policy stance despite inflationary pressures continuing to intensify in Japan. In addition, the People’s Bank of China cut its main interest rate in June as China’s post-pandemic economic recovery appeared to have stalled. Additionally, fears grew that China’s economy, the world’s second largest, was at risk of falling into a deflationary spiral.

Against this backdrop, global bond markets cautiously recovered after last year’s historic sell-off. Positive contributions arose despite central banks raising interest rates in order to tame pronounced levels of core inflation, which moderated during the period, though more slowly than many market participants expected. Hawkish

2    Semi-Annual Report

sentiment inverted yield curves as a result. Despite central banks shrinking their balance sheets, sovereign rates did not change much with coupon income from the bonds leading to positive performance. Although credit spreads narrowed in the beginning of 2023, the banking crisis in March led to investment grade and high-yield spreads widening. Thus, at the mid-point of this year, spreads were only slightly narrower compared to the end of 2022, leaving credit markets to also rely on coupon income to generate returns. Emerging markets debt also had low single-digit returns in hard currency, while local bonds outperformed and were among the best performing sectors in the first half of 2023. Notable among the group of bond indices was the Bloomberg Global Aggregate Bond Index, which gained 1.4% in the period. Despite bouts of risk aversion in the markets and a hawkish Fed, the US dollar could not defend the heights it had reached last year and sold off moderately versus a basket of US trade partners’ currencies.

Meanwhile, global equity markets, as measured by the MSCI All Country World Index, gained 13.9% in the first half of the year, propelled largely by the strong performance of growth stocks, which outperformed their value counterparts by nearly 20%.The S&P 500 Index—the bellwether of the US equity market—outpaced the broader global stock market and hovered near bull-market territory from its October lows. This was the result of a resilient US economy, hopes that the Fed would soon ease its rate-hiking campaign, and the stellar performance of a handful of top technology company stocks, especially those linked to artificial intelligence.

The challenging market conditions in the first half of 2023 are a reminder of the importance of active portfolio management. Turbulent markets are likely to differentiate winners from losers. We remain confident that fundamental analysis and bottom-up security selection will be crucial drivers of performance going forward. We are privileged that you have turned to Lazard for your investment needs and value your continued confidence in our investment management capabilities.

Sincerely,

Lazard Asset Management LLC

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The Lazard Funds, Inc. Performance Overviews (unaudited)

Please see the “Notes to the Performance Overviews” for important information about the calculation of total returns, performance information generally, performance differences between Institutional Shares, Open Shares and R6 Shares, and the indices shown below.

Lazard Global Fixed Income Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Fixed Income Portfolio and the Bloomberg Global Aggregate® Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One Year	Five Years	Ten Years
Institutional Shares	–0.49%	–1.94%	–0.62%
Open Shares	–0.62%	–2.17%	–0.88%
Bloomberg Global Aggregate Index	–1.32%	–1.09%	0.20%

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Lazard US Convertibles Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Convertibles Portfolio and the ICE BofA US Convertible Index

Average Annual Total Returns

Periods Ended June 30, 2023

	Since Inception	†
Institutional Shares	9.09%
Open Shares	9.06%
ICE BofA US Convertible Index	8.55%

†	The inception date for the Institutional Shares and Open Shares was December 30, 2022.

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Lazard US Corporate Income Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Corporate Income Portfolio and Cash Pay Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One Year	Five Years	Ten Years	Since Inception	†
Institutional Shares	6.30%	2.39%	3.30%	3.84%
Open Shares	6.02%	2.13%	3.00%	3.38%
R6 Shares	6.41%	2.41%	N/A	2.23%
Cash Pay Index	8.53%	3.43%	4.40%	5.77% (Institutional Shares) 5.73% (Open Shares) 3.80% (R6 Shares)

†	The inception date for the Institutional Shares was January 2, 1998, for the Open Shares was February 24, 1998 and for the R6 Shares was November 3, 2016.

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Lazard US Short Duration Fixed Income Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Short Duration Fixed Income Portfolio and the ICE BofAML 1-3 Year US Treasury® Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One Year	Five Years	Ten Years
Institutional Shares	0.52%	0.86%	0.71%
Open Shares	0.28%	0.64%	0.57%
ICE BofAML 1-3 Year US Treasury Index	0.13%	0.95%	0.77%

Notes to Performance Overviews:

Information About Portfolio Performance Shown Above

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of a Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”), or SS&C Global Investor and Distribution Solutions Inc., the Fund’s transfer agent and dividend disbursing agent (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles (“GAAP”), if any, and also exclude one-time adjustments related to the receipt of settlement proceeds by the US Corporate Income Portfolio from a class action lawsuit which impacted the total return of R6 Shares but did not impact that of Institutional or Open; amounts may differ from amounts reported in the financial highlights.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of an investment in a Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on a Portfolio’s distributions or the redemption of Portfolio shares.

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The performance of Institutional Shares, Open Shares and R6 Shares, as applicable, may vary, primarily based on the differences in fees borne by shareholders investing in different classes of a Portfolio.

Information About Index Performance Shown Above

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The Bloomberg Global Aggregate Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government related debt, corporate debt, securitized debt and global Treasury.

The Cash Pay Index is the ICE Bank of America Merrill Lynch (“BofAML”) BB-B US Cash Pay Non-Distressed High Yield® Index. It is constructed to mirror the BB-B non-distressed sector of the public high yield corporate debt market and is a subset of the ICE BofAML High Yield Cash Pay® Index.

The ICE BofA US Convertible Index tracks the performance of convertible securities publicly issued in the United States convertible bond market.

The ICE BofAML 1-3 Year US Treasury Index tracks the performance of the direct sovereign debt of the US government having a maturity of at least one year and less than three years.

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The Lazard Funds, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Open Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2023 through June 30, 2023 and held for the entire period.

Actual Expenses

For each share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

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Portfolio	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

Global Fixed Income
Institutional Shares
Actual	$1,000.00	$1,014.00	$3.60	0.72%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Open Shares
Actual	$1,000.00	$1,014.10	$4.84	0.97%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.98	$4.86	0.97%
US Convertibles
Institutional Shares
Actual	$1,000.00	$1,086.50	$3.88	0.75%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Open Shares
Actual	$1,000.00	$1,086.30	$5.17	1.00%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01	1.00%
US Corporate Income
Institutional Shares
Actual	$1,000.00	$1,037.00	$2.78	0.55%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.07	$2.76	0.55%
Open Shares
Actual	$1,000.00	$1,035.70	$4.04	0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01	0.80%
R6 Shares
Actual	$1,000.00	$1,037.10	$2.78	0.55%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.02	$2.76	0.55%

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Portfolio	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

US Short Duration Fixed Income
Institutional Shares
Actual	$1,000.00	$1,010.20	$1.99	0.40%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.01	0.40%
Open Shares
Actual	$1,000.00	$1,009.00	$3.24	0.65%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26	0.65%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each share class multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

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The Lazard Funds, Inc.
Portfolio Holdings Presented by Asset Class/Credit Rating June 30, 2023 (unaudited)

Asset Class/S&P Credit Rating*	Lazard Global Fixed Income Portfolio	Lazard US Convertibles Portfolio	Lazard US Corporate Income Portfolio	Lazard US Short Duration Fixed Income Portfolio
Fixed Income
AAA	17.6%	—%	—%	80.7%
AA+	9.4	—	—	—
AA	4.3	—	—	—
AA-	1.5	—	—	—
A+	3.2	—	—	—
A	5.2	—	—	—
A-	6.8	1.0	—	4.7
BBB+	12.7	2.0	0.4	14.1
BBB	6.4	7.0	2.3	—
BBB-	—	3.2	8.3	—
BB+	3.4	3.2	21.1	—
BB	1.0	1.1	20.3	—
BB-	—	1.2	19.3	—
B+	—	—	10.1	—
B	—	—	7.0	—
B-	—	—	0.6	—
CCC+	—	—	1.4	—
Not Applicable	16.9	79.7	4.9	—
Short- Term Investments	11.6	1.6	4.3	0.5
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.

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The Lazard Funds, Inc. Portfolios of Investments

June 30, 2023 (unaudited)

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio

Corporate Bonds | 30.7%

Canada | 1.2%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	$30	$27,234

Denmark | 0.3%
Nykredit Realkredit AS, 1.000%, 01/01/27	DKK	55	7,360

Germany | 1.3%
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	30	27,326

Switzerland | 0.7%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	17	15,099

United States | 27.2%
Adobe, Inc., 2.300%, 02/01/30	USD	20	17,544
American Express Co., 4.050%, 05/03/29	USD	25	23,800
Apple, Inc., 1.125%, 05/11/25	USD	20	18,634
AT&T, Inc., 3.500%, 06/01/41	USD	35	26,869
Ball Corp., 4.875%, 03/15/26	USD	20	19,454
Bank of America Corp., 1.978% (CDOR 03 Month + 0.600%), 09/15/27 (§)	CAD	25	16,900
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	30	28,103
Clean Harbors, Inc., 4.875%, 07/15/27	USD	20	19,150

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    13

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Comcast Corp., 4.650%, 02/15/33	USD	$25	$24,818
Dell International LLC / EMC Corp., 5.300%, 10/01/29	USD	25	24,818
Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	25	19,681
Home Depot, Inc., 5.875%, 12/16/36	USD	15	16,330
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	30	21,655
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	25	20,169
JPMorgan Chase & Co., 3.540% (SOFR + 1.642%), 05/01/28 (§)	USD	35	32,720
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	10	9,270
Lowe’s Cos., Inc., 5.000%, 04/15/33	USD	25	24,729
McDonald’s Corp., 3.125%, 03/04/25	CAD	30	21,862
Microsoft Corp., 3.500%, 11/15/42	USD	20	17,215
Morgan Stanley, 3.625%, 01/20/27	USD	20	18,990
PepsiCo, Inc., 2.875%, 10/15/49	USD	30	22,530
Prologis LP, 1.250%, 10/15/30	USD	25	19,304
Service Corp. International, 4.625%, 12/15/27	USD	25	23,687
Starbucks Corp., 4.450%, 08/15/49	USD	20	17,660
Sysco Corp., 2.400%, 02/15/30	USD	30	25,552

The accompanying notes are an integral part of these financial statements.

14    Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

United Rentals North America, Inc., 4.875%, 01/15/28	USD	$25	$23,790
Verizon Communications, Inc., 3.875%, 02/08/29	USD	30	28,137
Waste Management, Inc., 4.625%, 02/15/30	USD	20	19,704
			603,075
Total Corporate Bonds (Cost $748,631)			680,094

Foreign Government Obligations | 39.9%

Australia | 0.7%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	30	15,946

Canada | 4.2%
British Columbia, 3.200%, 06/18/44	CAD	45	29,523
Quebec, 1.850%, 02/13/27	CAD	50	34,827
Vancouver, 2.900%, 11/20/25	CAD	40	28,959
			93,309
Chile | 1.5%
Bonos de la Tesoreria de la Republica en pesos, 2.300%, 10/01/28	CLP	30,000	32,522

Colombia | 0.7%
Colombia Government International Bonds, 9.850%, 06/28/27	COP	66,000	15,569

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    15

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Czech Republic | 1.9%
Czech Republic Government Bonds, 7.120% (PRIBOR 6 Month) - 0.100%, 11/19/27 (§)	CZK	$910	$41,645

Denmark | 1.6%
Denmark Government Bonds, 0.000%, 11/15/31	DKK	305	35,988

France | 1.8%
French Republic Government Bonds OAT, 1.750%, 06/25/39	EUR	44	39,814

Ireland | 3.1%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	70	68,872

Italy | 0.5%
Italy Buoni Poliennali Del Tesoro, 4.000%, 04/30/35	EUR	10	10,792

Mexico | 1.7%
Mexico Bonos, 7.500%, 06/03/27	MXN	690	38,284

New Zealand | 4.6%
New Zealand Local Government Funding Agency Bonds:
2.250%, 04/15/24	NZD	85	50,750
1.500%, 04/20/29	NZD	50	25,097
2.000%, 04/15/37	NZD	65	26,644
			102,491
Panama | 1.6%
Panama Government International Bonds, 8.875%, 09/30/27	USD	30	34,342

The accompanying notes are an integral part of these financial statements.

16    Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Peru | 4.5%
Peru Government Bonds, 6.150%, 08/12/32	PEN	$250	$65,888
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	40	33,077
			98,965
Poland | 1.1%
Poland Government Bonds, 6.950% (WIBOR 6 Month), 05/25/28 (§)	PLN	105	25,037

Singapore | 1.9%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	55	41,726

Spain | 2.6%
Spain Government Bonds, 1.000%, 07/30/42	EUR	85	58,285

Switzerland | 1.7%
Swiss Confederation Government Bonds:
1.500%, 07/24/25	CHF	15	16,854
0.500%, 06/27/32	CHF	20	21,454
			38,308
Thailand | 2.5%
Thailand Government Bonds, 1.585%, 12/17/35	THB	2,285	56,331

United Kingdom | 1.7%
U.K. Gilts, 0.875%, 07/31/33	GBP	40	36,398

Total Foreign Government Obligations (Cost $984,666)			884,624

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    17

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Quasi Government Bonds | 2.0%

Germany | 2.0%
Kreditanstalt fuer Wiederaufbau:
0.000%, 09/15/28	EUR	$25	$23,320
0.000%, 04/18/36	USD	35	20,689
(Cost $44,841)			44,009
Supranational Bonds | 14.1%
Asian Development Bank, 2.125%, 03/19/25	USD	35	33,370
European Investment Bank, 1.000%, 01/28/28	CAD	50	32,848
European Union, 0.400%, 02/04/37	EUR	45	34,343
Inter-American Development Bank, 5.100%, 11/17/26	IDR	330,000	21,525
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	41	24,350
International Bank for Reconstruction & Development:
2.900%, 11/26/25	AUD	50	32,017
1.250%, 03/16/26	NOK	600	51,394
1.125%, 09/13/28	USD	30	25,620
International Finance Corp.:
2.125%, 04/07/26	USD	35	32,702
1.500%, 04/15/35	AUD	52	23,795

Total Supranational Bonds (Cost $372,412)			311,964

U.S. Treasury Securities | 4.2%
U.S. Treasury Bonds:
4.125%, 11/15/32	USD	35	35,765
1.750%, 08/15/41	USD	81	56,906
(Cost $96,312)			92,671

The accompanying notes are an integral part of these financial statements.

18    Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Short-Term Investments | 11.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $264,021)	264,021	$264,021

Total Investments | 102.8% (Cost $2,510,883) (»)		$2,277,383

Liabilities in Excess of Cash and Other Assets | (2.8)%		(61,373)

Net Assets | 100.0%		$2,216,010

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    19

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at June 30, 2023:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

AUD	44,216	USD	29,870	CIT	09/13/23	$—	$357
AUD	55,895	USD	37,390	CIT	09/13/23	—	82
AUD	9,438	USD	6,323	JPM	09/13/23	—	24
AUD	50,068	USD	33,963	MSC	09/13/23	—	544
CAD	89,191	USD	67,545	CIT	07/19/23	—	205
CAD	38,459	USD	28,879	JPM	07/19/23	158	—
CAD	57,085	USD	41,952	JPM	07/19/23	1,148	—
CAD	38,716	USD	29,015	MSC	07/19/23	217	—
CLP	25,007,753	USD	30,874	CIT	08/10/23	167	—
CLP	11,937,000	USD	15,000	HSB	08/10/23	—	183
CNH	2,131,448	USD	310,277	HSB	08/10/23	—	16,266
COP	33,429,680	USD	8,000	HSB	09/13/23	—	138
CZK	594,788	USD	27,298	JPM	09/13/23	—	76
EUR	83,110	USD	92,062	CIT	09/13/23	—	1,059
EUR	242,337	USD	268,411	HSB	09/13/23	—	3,056
EUR	39,688	USD	44,137	JPM	09/13/23	—	679
EUR	82,924	USD	90,690	JPM	09/13/23	111	—
EUR	8,439	USD	9,348	MSC	09/13/23	—	107
EUR	20,940	USD	22,674	MSC	09/13/23	255	—
GBP	47,388	USD	59,737	HSB	09/13/23	459	—
GBP	7,500	USD	9,454	JPM	09/13/23	73	—
GBP	25,652	USD	32,618	JPM	09/13/23	—	33
HUF	1,512,225	USD	4,351	HSB	08/10/23	36	—
INR	1,805,650	USD	21,919	HSB	08/10/23	65	—
JPY	57,171,590	USD	436,848	HSB	09/13/23	—	36,333
KRW	56,617,820	USD	43,170	JPM	08/10/23	—	129
MXN	575,879	USD	33,267	HSB	08/10/23	146	—
NOK	992,084	USD	91,051	HSB	09/13/23	1,605	—
NOK	53,367	USD	5,063	JPM	09/13/23	—	79
NZD	23,000	USD	14,260	HSB	09/13/23	—	149
NZD	65,372	USD	40,340	JPM	09/13/23	—	234
NZD	126,394	USD	78,778	JPM	09/13/23	—	1,233
PLN	112,200	USD	27,501	HSB	09/13/23	—	1
RON	96,752	USD	21,639	HSB	08/10/23	—	367
SEK	175,566	USD	17,185	JPM	09/13/23	—	853
USD	149,294	CAD	203,101	CIT	07/19/23	—	4,050
USD	30,319	CLP	25,007,753	CIT	08/10/23	—	722
USD	23,293	CZK	503,024	CIT	09/13/23	271	—
USD	72,177	AUD	107,742	CIT	09/13/23	264	—
USD	73,855	NZD	116,322	CIT	09/13/23	2,489	—
USD	3,700	CAD	4,946	HSB	07/19/23	—	34

The accompanying notes are an integral part of these financial statements.

20    Semi-Annual Report

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at June 30, 2023:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	4,000	CHF	3,581	HSB	07/19/23	$—	$7
USD	17,112	CHF	15,395	HSB	07/19/23	—	113
USD	3,000	RON	13,662	HSB	08/10/23	—	4
USD	4,000	MXN	71,739	HSB	08/10/23	—	162
USD	4,000	RON	18,230	HSB	08/10/23	—	8
USD	5,039	SGD	6,658	HSB	08/10/23	109	—
USD	6,000	SGD	8,106	HSB	08/10/23	—	1
USD	7,000	INR	579,516	HSB	08/10/23	—	55
USD	11,000	CNH	78,216	HSB	08/10/23	211	—
USD	12,000	CNH	82,991	HSB	08/10/23	552	—
USD	15,000	CNH	106,640	HSB	08/10/23	290	—
USD	21,000	CNH	147,708	HSB	08/10/23	625	—
USD	35,221	MXN	637,136	HSB	08/10/23	—	1,746
USD	42,223	CLP	34,834,270	HSB	08/10/23	—	1,014
USD	46,000	CNH	330,855	HSB	08/10/23	362	—
USD	46,162	THB	1,546,415	HSB	08/10/23	2,389	—
USD	3,700	EUR	3,442	HSB	09/13/23	—	69
USD	5,000	GBP	3,924	HSB	09/13/23	15	—
USD	7,000	NZD	11,632	HSB	09/13/23	—	137
USD	7,000	DKK	47,564	HSB	09/13/23	—	1
USD	7,344	DKK	50,844	HSB	09/13/23	—	139
USD	9,000	GBP	7,266	HSB	09/13/23	—	230
USD	9,000	EUR	8,214	HSB	09/13/23	6	—
USD	17,000	JPY	2,356,262	HSB	09/13/23	493	—
USD	19,000	JPY	2,598,514	HSB	09/13/23	796	—
USD	21,654	COP	101,101,756	HSB	09/13/23	—	2,123
USD	22,724	JPY	2,973,904	HSB	09/13/23	1,890	—
USD	27,000	EUR	24,950	HSB	09/13/23	—	320
USD	45,369	PLN	189,806	HSB	09/13/23	—	1,153
USD	55,001	EUR	49,658	HSB	09/13/23	626	—
USD	59,581	NZD	93,849	HSB	09/13/23	2,003	—
USD	63,000	JPY	8,948,548	HSB	09/13/23	311	—
USD	16,000	CAD	21,101	JPM	07/19/23	68	—
USD	108,370	CAD	147,463	JPM	07/19/23	—	2,966
USD	3,209	IDR	47,651,848	JPM	08/10/23	32	—
USD	5,638	MXN	101,979	JPM	08/10/23	—	279
USD	7,000	KRW	9,143,050	JPM	08/10/23	49	—
USD	8,000	KRW	10,514,000	JPM	08/10/23	7	—
USD	27,095	SGD	35,803	JPM	08/10/23	587	—
USD	1,800	AUD	2,697	JPM	09/13/23	—	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    21

Lazard Global Fixed Income Portfolio (concluded)

Forward Currency Contracts open at June 30, 2023:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	3,000	CZK	65,333	JPM	09/13/23	$10	$—
USD	3,000	CZK	65,294	JPM	09/13/23	12	—
USD	4,800	GBP	3,853	JPM	09/13/23	—	94
USD	5,000	JPY	713,815	JPM	09/13/23	—	1
USD	5,200	SEK	56,147	JPM	09/13/23	—	23
USD	8,000	AUD	11,953	JPM	09/13/23	22	—
USD	9,000	JPY	1,202,481	JPM	09/13/23	576	—
USD	10,000	GBP	7,967	JPM	09/13/23	—	120
USD	11,000	EUR	10,051	JPM	09/13/23	—	5
USD	15,000	JPY	2,070,592	JPM	09/13/23	494	—
USD	16,940	DKK	113,651	JPM	09/13/23	213	—
USD	19,826	AUD	29,592	JPM	09/13/23	74	—
USD	21,000	GBP	16,519	JPM	09/13/23	16	—
USD	25,700	EUR	23,889	JPM	09/13/23	—	458
USD	26,210	CZK	564,998	JPM	09/13/23	351	—
USD	40,000	EUR	36,915	JPM	09/13/23	—	422
USD	56,255	PEN	214,024	JPM	09/13/23	—	2,411
USD	98,219	NZD	154,727	JPM	09/13/23	3,291	—
USD	115,000	EUR	105,154	JPM	09/13/23	—	142
USD	149,094	NOK	1,571,518	JPM	09/13/23	2,322	—
USD	1,000	MXN	17,564	MSC	08/10/23	—	19
USD	4,000	MXN	69,267	MSC	08/10/23	—	19
USD	10,573	EUR	9,825	MSC	09/13/23	—	185
USD	24,000	EUR	21,916	MSC	09/13/23	2	—
USD	66,650	AUD	99,493	MSC	09/13/23	243	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$26,511	$81,419

The accompanying notes are an integral part of these financial statements.

22    Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio

Convertible Corporate Bonds | 89.7%

Automobile Components | 1.1%
Luminar Technologies, Inc., 1.250%, 12/15/26	$146	$98,331

Automobiles | 2.1%
Ford Motor Co., 0.000%, 03/15/26	178	195,889

Biotechnology | 4.7%
BioMarin Pharmaceutical, Inc., 0.599%, 08/01/24	137	134,913
Exact Sciences Corp., 0.375%, 03/01/28	207	212,833
Sarepta Therapeutics, Inc., 1.250%, 09/15/27	73	79,148
		426,894
Broadline Retail | 2.5%
Etsy, Inc., 0.125%, 09/01/27	172	144,227
Wayfair, Inc., 3.250%, 09/15/27	68	84,558
		228,785
Commercial Services & Supplies | 0.6%
Sabre GLBL, Inc., 4.000%, 04/15/25	70	55,361

Communications Equipment | 1.1%
Lumentum Holdings, Inc., 0.500%, 06/15/28	123	97,337

Diversified REITs | 0.8%
Pebblebrook Hotel Trust, 1.750%, 12/15/26	90	76,421

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    23

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Electric Utilities | 2.3%
Alliant Energy Corp., 3.875%, 03/15/26	$84	$83,832
Southern Co., 3.875%, 12/15/25	128	128,320
		212,152
Entertainment | 3.2%
Cinemark Holdings, Inc., 4.500%, 08/15/25	51	69,839
Live Nation Entertainment, Inc., 2.000%, 02/15/25	212	226,098
		295,937
Ground Transportation | 1.9%
Uber Technologies, Inc., 0.000%, 12/15/25	192	176,069

Health Care Equipment & Supplies | 5.9%
Dexcom, Inc.:
0.250%, 11/15/25	260	278,844
0.375%, 05/15/28	87	89,132
Insulet Corp., 0.375%, 09/01/26	53	73,061
Integra LifeSciences Holdings Corp., 0.500%, 08/15/25	91	83,538
Novocure Ltd., 0.000%, 11/01/25	12	10,440
		535,015
Health Care Providers & Services | 1.1%
Guardant Health, Inc., 0.000%, 11/15/27	143	102,955

Health Care Technology | 1.7%
Teladoc Health, Inc., 1.250%, 06/01/27	188	150,400

The accompanying notes are an integral part of these financial statements.

24    Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Hotels, Restaurants & Leisure | 7.4%
Airbnb, Inc., 0.000%, 03/15/26	$59	$51,596
Booking Holdings, Inc., 0.750%, 05/01/25	62	93,236
Carnival Corp., 5.750%, 10/01/24	45	89,077
Marriott Vacations Worldwide Corp., 0.000%, 01/15/26	103	95,944
NCL Corp. Ltd., 5.375%, 08/01/25	72	99,000
Royal Caribbean Cruises Ltd., 6.000%, 08/15/25	71	156,413
Vail Resorts, Inc., 0.000%, 01/01/26	103	92,507
		677,773
Independent Power & Renewable Electricity Producers | 0.8%
NextEra Energy Partners LP, 0.000%, 11/15/25	74	68,635

Interactive Media & Services | 3.8%
Match Group Financeco 3, Inc., 2.000%, 01/15/30	250	225,618
Snap, Inc., 0.750%, 08/01/26	136	125,970
		351,588
IT Services | 7.9%
Akamai Technologies, Inc., 0.375%, 09/01/27	151	146,582
Block, Inc., 0.125%, 03/01/25	171	162,022
Cloudflare, Inc., 0.000%, 08/15/26	169	144,242
MongoDB, Inc., 0.250%, 01/15/26	99	197,282

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    25

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Okta Inc., 0.125%, 09/01/25	$84	$76,356
		726,484
Machinery | 0.9%
Middleby Corp., 1.000%, 09/01/25	66	82,269

Media | 4.3%
Cable One, Inc., 1.125%, 03/15/28	117	88,628
Liberty Broadband Corp., 3.125%, 03/31/53	135	132,367
Liberty Media Corp-Liberty Formula One, 2.250%, 08/15/27	67	72,293
Liberty Media Corp., 3.750%, 03/15/28	88	96,360
		389,648
Metals & Mining | 0.9%
MP Materials Corp., 0.250%, 04/01/26	94	83,743

Multi-Utilities | 1.4%
CMS Energy Corp., 3.375%, 05/01/28	130	128,505

Oil, Gas & Consumable Fuels | 3.1%
EQT Corp., 1.750%, 05/01/26	41	115,559
Pioneer Natural Resources Co., 0.250%, 05/15/25	77	169,683
		285,242
Passenger Airlines | 4.5%
JetBlue Airways Corp., 0.500%, 04/01/26	191	157,815

The accompanying notes are an integral part of these financial statements.

26    Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Southwest Airlines Co., 1.250%, 05/01/25	$164	$188,641
Spirit Airlines, Inc., 1.000%, 05/15/26	77	62,601
		409,057
Pharmaceuticals | 2.2%
Jazz Investments I Ltd., 2.000%, 06/15/26	200	204,250

Real Estate Management & Development | 1.6%
Zillow Group, Inc., 1.375%, 09/01/26	112	141,960

Semiconductors & Semiconductor Equipment | 7.9%
Enphase Energy, Inc., 0.000%, 03/01/26	151	142,620
Microchip Technology, Inc., 0.125%, 11/15/24	132	149,985
ON Semiconductor Corp., 0.500%, 03/01/29	172	195,106
Wolfspeed, Inc., 0.250%, 02/15/28	305	235,155
		722,866
Software | 13.2%
Bill Holdings, Inc., 0.000%, 12/01/25	98	102,949
Five9, Inc., 0.500%, 06/01/25	109	105,349
HubSpot, Inc., 0.375%, 06/01/25	73	139,685
Palo Alto Networks, Inc., 0.375%, 06/01/25	134	345,519
Splunk, Inc., 1.125%, 09/15/25	147	147,367
Tyler Technologies, Inc., 0.250%, 03/15/26	80	82,800

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    27

Description	Principal Amount (000)	Fair Value

Lazard US Convertibles Portfolio (continued)

Ziff Davis, Inc., 1.750%, 11/01/26	$120	$112,500
Zscaler, Inc., 0.125%, 07/01/25	148	173,234
		1,209,403
Specialty Retail | 0.8%
Burlington Stores, Inc., 2.250%, 04/15/25	72	75,195

Total Convertible Corporate Bonds (Cost $7,666,384)		8,208,164

Description	Shares	Fair Value

Preferred Stocks | 9.2%

Banks | 3.5%
Bank of America Corp. Series L	193	226,161
Wells Fargo & Co. Series L	83	95,616
		321,777
Capital Markets | 1.0%
KKR & Co., Inc., Series C Series C	1,450	95,845

Electric Utilities | 2.8%
NextEra Energy, Inc.	3,496	158,334
PG&E Corp.	653	97,630
		255,964
Financial Services | 0.8%
AMG Capital Trust II	1,426	71,571

Independent Power & Renewable Electricity Producers | 1.1%
AES Corp., Series A	1,211	98,842

The accompanying notes are an integral part of these financial statements.

28    Semi-Annual Report

Description	Shares	Fair Value

Lazard US Convertibles Portfolio (concluded)

Total Preferred Stocks (Cost $862,510)		$843,999

Short-Term Investments | 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $151,781)	151,781	151,781

Total Investments | 100.6% (Cost $8,680,675)		$9,203,944

Liabilities in Excess of Cash and Other Assets | (0.6)%		(51,672)

Net Assets | 100.0%		$9,152,272

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    29

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio

Corporate Bonds | 90.6%

Aerospace & Defense | 0.6%
Howmet Aerospace, Inc., 3.000%, 01/15/29	$1,500	$1,311,016

Automobile Components | 0.7%
Goodyear Tire & Rubber Co.:
5.000%, 05/31/26	250	244,286
5.250%, 07/15/31	1,500	1,303,125
		1,547,411
Automobiles | 0.4%
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	878,597

Building Products | 1.6%
Builders FirstSource, Inc., 4.250%, 02/01/32 (#)	2,000	1,740,299
Griffon Corp., 5.750%, 03/01/28	1,750	1,636,130
		3,376,429
Capital Markets | 0.6%
MSCI, Inc., 3.250%, 08/15/33 (#)	1,750	1,409,378

Chemicals | 2.9%
Ashland, Inc., 3.375%, 09/01/31 (#)	1,500	1,198,110
Methanex Corp., 5.125%, 10/15/27	1,750	1,629,184
NOVA Chemicals Corp., 4.250%, 05/15/29 (#)	1,750	1,428,438
Valvoline, Inc., 3.625%, 06/15/31 (#)	1,500	1,219,260

The accompanying notes are an integral part of these financial statements.

30    Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

WR Grace Holdings LLC, 4.875%, 06/15/27 (#)	$1,000	$927,432
		6,402,424
Commercial Services & Supplies | 5.2%
ACCO Brands Corp., 4.250%, 03/15/29 (#)	2,000	1,679,934
ADT Security Corp., 4.125%, 08/01/29 (#)	250	215,938
Aramark Services, Inc., 5.000%, 04/01/25 (#)	2,000	1,970,700
Ashtead Capital, Inc., 4.375%, 08/15/27 (#)	1,900	1,786,297
Clean Harbors, Inc., 4.875%, 07/15/27 (#)	2,000	1,915,055
GFL Environmental, Inc., 3.500%, 09/01/28 (#)	1,750	1,557,473
OPENLANE, Inc., 5.125%, 06/01/25 (#)	966	946,663
Prime Security Services Borrower LLC, 3.375%, 08/31/27 (#)	1,500	1,322,964
		11,395,024
Construction Materials | 0.8%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	1,760	1,648,963

Consumer Finance | 0.8%
Ford Motor Credit Co. LLC:
2.700%, 08/10/26	1,000	892,775
4.125%, 08/17/27	1,000	913,144
		1,805,919
Consumer Staples Distribution & Retail | 3.2%
Albertsons Cos, Inc., 3.500%, 03/15/29 (#)	2,000	1,731,281
Kraft Heinz Foods Co., 4.250%, 03/01/31	2,350	2,235,475

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    31

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Performance Food Group, Inc., 4.250%, 08/01/29 (#)	$1,800	$1,602,559
US Foods, Inc., 4.625%, 06/01/30 (#)	1,500	1,344,359
		6,913,674
Containers & Packaging | 4.0%
Ardagh Metal Packaging Finance USA LLC, 4.000%, 09/01/29 (#)	1,200	950,392
Ardagh Packaging Finance PLC, 4.125%, 08/15/26 (#)	1,200	1,117,724
Ball Corp., 2.875%, 08/15/30	2,000	1,660,255
Graphic Packaging International LLC, 3.500%, 03/15/28 (#)	1,600	1,430,756
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 02/01/28 (#)	1,000	992,628
Silgan Holdings, Inc., 4.125%, 02/01/28	1,996	1,831,430
Smurfit Kappa Treasury Funding DAC, 7.500%, 11/20/25	750	766,318
		8,749,503
Diversified Consumer Services | 0.9%
Service Corp. International, 4.625%, 12/15/27	2,000	1,895,000

Diversified REITs | 4.6%
HAT Holdings I LLC, 3.375%, 06/15/26 (#)	1,500	1,344,365
Iron Mountain, Inc.:
4.875%, 09/15/29 (#)	500	447,568
4.500%, 02/15/31 (#)	1,250	1,074,035
Park Intermediate Holdings LLC, 4.875%, 05/15/29 (#)	1,500	1,292,700
RHP Hotel Properties LP, 4.500%, 02/15/29 (#)	1,750	1,548,750
SBA Communications Corp., 3.125%, 02/01/29	1,500	1,271,483

The accompanying notes are an integral part of these financial statements.

32    Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

VICI Properties LP:
4.500%, 09/01/26 (#)	$1,800	$1,700,496
4.250%, 12/01/26 (#)	1,500	1,403,222
		10,082,619
Diversified Telecommunication Services | 1.6%
Connect Finco SARL, 6.750%, 10/01/26 (#)	1,500	1,451,655
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,091	1,951,545
		3,403,200
Electric Utilities | 0.5%
NRG Energy, Inc., 3.625%, 02/15/31 (#)	1,500	1,170,968

Electrical Equipment | 1.2%
Sensata Technologies, Inc.:
4.375%, 02/15/30 (#)	1,100	983,672
3.750%, 02/15/31 (#)	250	213,873
Vistra Operations Co. LLC, 4.375%, 05/01/29 (#)	1,500	1,313,846
		2,511,391
Energy Equipment & Services | 0.4%
DCP Midstream Operating LP, 3.250%, 02/15/32	1,050	888,708

Entertainment | 2.2%
Cinemark USA, Inc., 5.250%, 07/15/28 (#)	1,500	1,319,424
Live Nation Entertainment, Inc.:
4.875%, 11/01/24 (#)	1,550	1,525,931
3.750%, 01/15/28 (#)	500	446,250
WMG Acquisition Corp., 3.000%, 02/15/31 (#)	1,800	1,456,164
		4,747,769

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    33

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Financial Services | 1.2%
Level 3 Financing, Inc.:
4.250%, 07/01/28 (#)	$1,000	$643,866
3.625%, 01/15/29 (#)	1,000	599,754
Suburban Propane Partners LP, 5.000%, 06/01/31 (#)	1,750	1,465,011
		2,708,631
Food Products | 3.9%
B&G Foods, Inc., 5.250%, 04/01/25	1,500	1,432,035
Darling Ingredients, Inc., 6.000%, 06/15/30 (#)	2,000	1,953,308
Lamb Weston Holdings, Inc., 4.125%, 01/31/30 (#)	2,000	1,787,429
Post Holdings, Inc., 4.500%, 09/15/31 (#)	2,000	1,708,068
TreeHouse Foods, Inc., 4.000%, 09/01/28	1,750	1,507,502
		8,388,342
Health Care Equipment & Supplies | 2.1%
Avantor Funding, Inc., 3.875%, 11/01/29 (#)	1,500	1,313,293
Hologic, Inc., 4.625%, 02/01/28 (#)	2,000	1,881,088
Medline Borrower LP, 3.875%, 04/01/29 (#)	1,500	1,303,595
		4,497,976
Health Care Providers & Services | 4.3%
Centene Corp., 3.375%, 02/15/30	1,500	1,289,160
Encompass Health Corp., 4.625%, 04/01/31	1,849	1,639,066
HCA, Inc., 3.500%, 09/01/30	2,000	1,753,099

The accompanying notes are an integral part of these financial statements.

34    Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Legacy LifePoint Health LLC, 4.375%, 02/15/27 (#)	$1,250	$967,206
Molina Healthcare, Inc., 3.875%, 05/15/32 (#)	1,750	1,467,111
Tenet Healthcare Corp.:
4.875%, 01/01/26	1,000	973,990
4.375%, 01/15/30	1,500	1,353,593
		9,443,225
Hotels, Restaurants & Leisure | 7.9%
1011778 BC ULC, 3.875%, 01/15/28 (#)	2,100	1,919,765
Boyd Gaming Corp.:
4.750%, 12/01/27	850	805,356
4.750%, 06/15/31 (#)	1,250	1,116,692
Brinker International, Inc., 5.000%, 10/01/24 (#)	2,000	1,950,000
Cedar Fair LP, 5.375%, 04/15/27	1,550	1,473,682
Hilton Domestic Operating Co., Inc., 3.625%, 02/15/32 (#)	2,000	1,667,473
International Game Technology PLC, 4.125%, 04/15/26 (#)	1,500	1,424,475
MGM Resorts International, 4.625%, 09/01/26	800	754,377
Station Casinos LLC, 4.625%, 12/01/31 (#)	1,750	1,474,375
Travel + Leisure Co., 4.500%, 12/01/29 (#)	1,500	1,276,239
Wynn Las Vegas LLC, 5.500%, 03/01/25 (#)	2,000	1,967,674
Yum! Brands, Inc., 4.625%, 01/31/32	1,500	1,355,008
		17,185,116
Household Durables | 0.7%
Tempur Sealy International, Inc., 4.000%, 04/15/29 (#)	1,750	1,514,970

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    35

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Household Products | 1.3%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	$1,200	$1,069,920
Spectrum Brands, Inc., 5.750%, 07/15/25	1,800	1,798,884
		2,868,804
Independent Power & Renewable Electricity Producers | 1.4%
Calpine Corp., 4.500%, 02/15/28 (#)	1,500	1,357,997
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,625,750
		2,983,747
Interactive Media & Services | 0.6%
Ziff Davis, Inc., 4.625%, 10/15/30 (#)	1,500	1,299,176

IT Services | 0.6%
Block, Inc., 3.500%, 06/01/31	1,450	1,200,922

Machinery | 3.5%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,691,500
Amsted Industries, Inc.:
5.625%, 07/01/27 (#)	750	725,392
4.625%, 05/15/30 (#)	1,000	891,971
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	2,000	1,774,576
Terex Corp., 5.000%, 05/15/29 (#)	1,000	929,679
Vertiv Group Corp., 4.125%, 11/15/28 (#)	1,750	1,576,704
		7,589,822

The accompanying notes are an integral part of these financial statements.

36    Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Media | 9.1%
CCO Holdings LLC:
5.125%, 05/01/27 (#)	$500	$465,622
4.750%, 03/01/30 (#)	1,500	1,282,626
Clear Channel Worldwide Holdings, Inc., 5.125%, 08/15/27 (#)	2,000	1,815,786
GCI LLC, 4.750%, 10/15/28 (#)	250	213,150
Lamar Media Corp., 3.625%, 01/15/31	1,500	1,263,750
Nexstar Media, Inc., 5.625%, 07/15/27 (#)	1,500	1,398,138
Outfront Media Capital LLC, 5.000%, 08/15/27 (#)	2,300	2,087,710
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,500	1,211,160
Sinclair Television Group, Inc.:
5.125%, 02/15/27 (#)	1,750	1,482,653
4.125%, 12/01/30 (#)	1,000	655,000
Sirius XM Radio, Inc.:
5.000%, 08/01/27 (#)	1,750	1,623,632
3.875%, 09/01/31 (#)	1,000	773,292
TEGNA, Inc., 5.000%, 09/15/29	1,750	1,509,797
Univision Communications, Inc., 5.125%, 02/15/25 (#)	2,000	1,957,500
Videotron Ltd., 5.125%, 04/15/27 (#)	500	479,375
Virgin Media Secured Finance PLC, 4.500%, 08/15/30 (#)	2,000	1,676,641
		19,895,832
Metals & Mining | 1.4%
FMG Resources August 2006 Pty. Ltd., 4.500%, 09/15/27 (#)	1,750	1,629,686
Novelis Corp., 4.750%, 01/30/30 (#)	1,500	1,333,061
		2,962,747

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    37

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Mortgage Real Estate Investment Trusts (REITs) | 0.7%
Starwood Property Trust, Inc., 3.625%, 07/15/26 (#)	$1,743	$1,499,452

Oil, Gas & Consumable Fuels | 9.2%
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,343,961
Cheniere Energy Partners LP, 3.250%, 01/31/32	1,750	1,439,637
DT Midstream, Inc., 4.375%, 06/15/31 (#)	1,350	1,162,691
EQT Corp., 3.625%, 05/15/31 (#)	1,750	1,505,162
Hess Midstream Operations LP, 4.250%, 02/15/30 (#)	1,850	1,614,125
Holly Energy Partners LP, 5.000%, 02/01/28 (#)	2,000	1,844,918
Murphy Oil Corp., 5.875%, 12/01/27	1,807	1,755,473
Occidental Petroleum Corp., 3.400%, 04/15/26	1,750	1,619,299
Range Resources Corp., 4.750%, 02/15/30 (#)	1,750	1,568,438
Southwestern Energy Co.:
5.700%, 01/23/25	1,800	1,790,489
4.750%, 02/01/32	250	220,334
Sunoco LP / Sunoco Finance Corp., 4.500%, 04/30/30	2,000	1,748,494
Tallgrass Energy Partners LP, 5.500%, 01/15/28 (#)	1,250	1,142,478
Targa Resources Partners LP, 4.000%, 01/15/32	1,500	1,296,646
		20,052,145
Passenger Airlines | 0.5%
United Airlines Pass-Through Trust , Series A, 4.150%, 10/11/25	1,016	998,139

The accompanying notes are an integral part of these financial statements.

38    Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Software | 1.8%
Clarivate Science Holdings Corp., 3.875%, 07/01/28 (#)	$1,200	$1,063,735
Crowdstrike Holdings, Inc., 3.000%, 02/15/29	1,500	1,293,504
NCR Corp.:
5.750%, 09/01/27 (#)	1,000	999,735
5.125%, 04/15/29 (#)	750	663,945
		4,020,919
Specialty Retail | 1.8%
Asbury Automotive Group, Inc.:
4.500%, 03/01/28	987	904,888
5.000%, 02/15/32 (#)	750	653,021
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	880,608
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,511,286
		3,949,803
Technology Hardware, Storage & Peripherals | 1.7%
Seagate HDD Cayman, 4.091%, 06/01/29	2,083	1,827,104
Western Digital Corp., 4.750%, 02/15/26	2,000	1,905,035
		3,732,139
Trading Companies & Distributors | 3.7%
American Builders & Contractors Supply Co., Inc., 4.000%, 01/15/28 (#)	1,100	1,002,494
Avis Budget Car Rental LLC, 5.750%, 07/15/27 (#)	2,000	1,919,025
Herc Holdings, Inc., 5.500%, 07/15/27 (#)	2,000	1,916,294
Standard Industries, Inc., 3.375%, 01/15/31 (#)	2,000	1,610,087

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    39

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (concluded)

United Rentals North America, Inc.:
5.500%, 05/15/27	$500	$492,092
3.875%, 11/15/27	1,100	1,027,181
		7,967,173
Wireless Telecommunication Services | 1.0%
Sprint LLC, 7.125%, 06/15/24	500	504,471
T-Mobile USA, Inc., 3.500%, 04/15/31	2,000	1,764,797
		2,269,268
Total Corporate Bonds (Cost $219,528,059)		197,166,341

Description	Shares	Fair Value

Exchange-Traded Funds | 4.1%
Invesco Fundamental High Yield Corporate Bond ETF (Cost $8,996,561)	510,310	$8,920,219

Short-Term Investments | 4.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $9,188,897)	9,188,897	$9,188,897

Total Investments | 98.9% (Cost $237,713,517)		$215,275,457

Cash and Other Assets in Excess of Liabilities | 1.1%		2,328,504

Net Assets | 100.0%		$217,603,961

The accompanying notes are an integral part of these financial statements.

40    Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio

Corporate Bonds | 18.7%

Banks | 9.4%
Citigroup, Inc., 2.014% (SOFR + 0.694%), 01/25/26 (§)	$1,800	$1,690,909
JPMorgan Chase & Co., 2.301% (SOFR + 1.160%), 10/15/25 (§)	1,725	1,643,772
		3,334,681

Capital Markets | 4.6%
Goldman Sachs Group, Inc., 4.000%, 03/03/24	1,650	1,628,828

Consumer Finance | 4.7%
American Express Co., 2.500%, 07/30/24	1,725	1,667,535

Total Corporate Bonds (Cost $6,748,091)		6,631,044

U.S. Treasury Securities | 80.5%
U.S. Treasury Notes:
0.375%, 10/31/23	1,255	1,235,292
0.875%, 01/31/24	6,245	6,083,752
0.250%, 07/31/25	11,735	10,678,392
2.875%, 07/31/25	10,890	10,469,289

Total U.S. Treasury Securities (Cost $28,983,000)		28,466,725

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    41

Description	Shares	Fair Value

Lazard US Short Duration Fixed Income Portfolio (concluded)

Short-Term Investments | 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $174,612)	174,612	$174,612

Total Investments | 99.7% (Cost $35,905,703)		$35,272,381

Cash and Other Assets in Excess of Liabilities | 0.3%		102,039

Net Assets | 100.0%		$35,374,420

The accompanying notes are an integral part of these financial statements.

42    Semi-Annual Report

The Lazard Funds, Inc. Notes to Portfolios of Investments
June 30, 2023 (unaudited)

(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2023.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2023, these securities amounted to 61.8% of net assets of Lazard U.S. Corporate Income Portfolio.

Security Abbreviations:

CDOR	— Canadian Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
PRIBOR	— Prague Interbank Offered Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican New Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RON	— New Romanian Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— United States Dollar

Counterparty Abbreviations:

CIT	— Citibank N.A.
HSB	— HSBC Bank USA N.A.
JPM	— JPMorgan Chase Bank N.A.
MSC	— Morgan Stanley & Co.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    43

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

Industry†	Lazard Global Fixed Income Portfolio

Corporate & Quasi Government Bonds
Automobiles	1.2%
Banks	5.0
Beverages	1.0
Building Products	0.9
Capital Markets	1.7
Commercial Services & Suppliers	1.7
Consumer Finance	1.1
Consumer Staples Distribution & Retail	1.2
Containers & Packaging	0.9
Diversified Consumer Services	1.1
Diversified REITs	0.9
Diversified Telecommunication Services	2.5
Electronic Equipment, Instruments & Components	0.7
Financial Services	1.9
Hotels, Restaurants & Leisure	1.8
Household Products	0.4
Machinery	1.0
Media	1.1
Software	1.6
Specialty Retail	1.9
Technology Hardware, Storage & Peripherals	2.0
Trading Companies & Distributors	1.1
Subtotal	32.7
Foreign Government Obligations	39.9
Supranationals	14.1
U.S. Treasury Securities	4.2
Short-Term Investments	11.9
Total Investments	102.8%
†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

44    Semi-Annual Report

[This page intentionally left blank]

Semi-Annual Report    45

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2023	Lazard Global Fixed Income Portfolio	Lazard US Convertibles Portfolio
ASSETS
Investments in securities, at fair value	$2,277,383	$9,203,944
Foreign currency, at fair value	348	—
Receivables for:
Dividends and interest	22,246	25,223
Capital stock sold	—	—
Investments sold	—	—
Amount due from Investment Manager (Note 3)	21,123	42,025
Gross unrealized appreciation on forward currency contracts	26,511	—
Total assets	2,347,611	9,271,192

LIABILITIES
Due to custodian	1,568	—
Foreign currency due to custodian	8	—
Payables for:
Management fees	—	—
Accrued professional services	25,455	28,213
Accrued administration fees	8,755	10,782
Accrued custodian fees	7,326	9,335
Accrued directors’ fees	1,345	1,166
Accrued distribution fees	8	34
Offering costs (Note 2(i))	—	61,042
Capital stock redeemed	2,268	—
Dividends	1	—
Investments purchased	—	—
Gross unrealized depreciation on forward currency contracts	81,419	—
Other accrued expenses and payables	3,448	8,348
Total liabilities	131,601	118,920
Net assets	$2,216,010	$9,152,272

NET ASSETS
Paid in capital	$3,642,406	$8,535,692
Distributable earnings (Accumulated loss)	(1,426,396)	616,580
Net assets	$2,216,010	$9,152,272

The accompanying notes are an integral part of these financial statements.

46    Semi-Annual Report

Lazard US Corporate Income Portfolio	Lazard US Short Duration Fixed Income Portfolio

$215,275,457	$35,272,381
—	—

2,866,672	230,662
1,850	100
—	244,411
—	47,125

—	—
218,143,979	35,794,679

—	—
—	—

71,237	—
27,452	24,872
22,763	12,000
17,982	6,313
5,661	1,103
561	—
—	—
358,180	37,677
8,467	67
—	334,176

—	—
27,715	4,051
540,018	420,259
$217,603,961	$35,374,420

$256,876,932	$38,661,441
(39,272,971)	(3,287,021)
$217,603,961	$35,374,420

Semi-Annual Report    47

June 30, 2023	Lazard Global Fixed Income Portfolio	Lazard US Convertibles Portfolio
Institutional Shares
Net assets	$2,189,991	$8,973,210
Shares of capital stock outstanding*	318,668	829,767
Net asset value, offering and redemption price per share	$6.87	$10.81

Open Shares
Net assets	$26,019	$179,062
Shares of capital stock outstanding*	3,773	16,556
Net asset value, offering and redemption price per share	$6.90	$10.82

R6 Shares
Net assets	—	—
Shares of capital stock outstanding*	—	—
Net asset value, offering and redemption price per share*	—	—

Cost of investments in securities	$2,510,883	$8,680,675
Cost of foreign currency	$348	$—

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
†	Shares values are rounded for presentation purposes.

The accompanying notes are an integral part of these financial statements.

48    Semi-Annual Report

Lazard US Corporate Income Portfolio		Lazard US Short Duration Fixed Income Portfolio

$214,031,724		$35,355,709
12,456,103		3,759,652

$17.18		$9.40

$3,561,847		$18,711
206,332		1,988

$17.26		$9.41

$10,390		—
603		—

$17.24	†	—

$237,713,517		$35,905,703
$—		$—

Semi-Annual Report    49

The Lazard Funds, Inc. Statements of Operations (unaudited)

For the Six Months Ended June 30, 2023	Lazard Global Fixed Income Portfolio	Lazard US Convertibles Portfolio
Investment Income (Loss)
Income
Interest	$56,972	$92,309
Dividends	—	29,118
Total investment income*	56,972	121,427
Expenses
Management fees (Note 3)	8,914	21,568
Custodian fees	22,433	20,759
Professional services	22,922	52,310
Administration fees	9,812	13,044
Registration fees	26,804	6,733
Shareholders’ reports	5,641	7,307
Shareholders’ services	4,727	9,454
Directors’ fees and expenses	2,642	2,475
Distribution fees (Open Shares)	40	175
Amortization of offering costs (Note 2(i))	—	60,343
Organization expenses (Note 2(i))	—	1,958
Other^	389	14
Total gross expenses	104,324	196,140
Management fees waived and expenses reimbursed	(91,416)	(168,992)
Total net expenses	12,908	27,148
Net investment income (loss)	44,064	94,279
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(547,357)	79,033
Foreign currency transactions	(1,131)	—
Forward currency contracts	26,646	—
Total net realized gain (loss)	(521,842)	79,033
Net change in unrealized appreciation (depreciation) on:
Investments	631,943	503,072
Foreign currency translations	421	—
Forward currency contracts	(102,563)	—
Total net change in unrealized appreciation (depreciation)	529,801	503,072
Net realized and unrealized gain (loss)	7,959	582,105
Net increase (decrease) in net assets resulting from operations	$52,023	$676,384
* Net of foreign withholding taxes of	$185	$—
^ Includes interest on line of credit of	$373	$—

The accompanying notes are an integral part of these financial statements.

50    Semi-Annual Report

Lazard US Corporate Income Portfolio	Lazard US Short Duration Fixed Income Portfolio

$5,347,545	$876,220
170,529	—
5,518,074	876,220

620,148	66,878
52,778	17,922
29,168	23,304
22,666	11,916
18,812	34,154
13,248	6,632
10,865	6,142
10,558	3,263
3,777	20
—	—
—	—
7,331	3,562
789,351	173,793
(164,617)	(66,554)
624,734	107,239
4,893,340	768,981

(2,786,356)	(766,227)
—	—
—	—
(2,786,356)	(766,227)

6,060,295	631,556
—	—
—	—
6,060,295	631,556
3,273,939	(134,671)

$8,167,279	$634,310
$—	$—
$—	$—

Semi-Annual Report    51

The Lazard Funds, Inc. Statements of Changes in Net Assets

	Lazard Global Fixed Income Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$44,064	$115,221
Net realized gain (loss)	(521,842)	(914,530)
Net change in unrealized appreciation (depreciation)	529,801	(535,250)
Net increase (decrease) in net assets resulting from operations	52,023	(1,334,559)

Distributions to shareholders (Note 2(h))
Net investment income and net realized gains
Institutional Shares	(43,954)	(116,000)
Open Shares	(353)	(633)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	(44,307)	(116,633)

Capital stock transactions
Net proceeds from sales
Institutional Shares	77,882	124,021
Open Shares	188	10,802
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	43,940	115,939
Open Shares	352	633
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(2,153,767)	(3,055,335)
Open Shares	(10,247)	(450)
Net increase (decrease) in net assets from capital stock transactions	(2,041,652)	(2,804,390)
Total increase (decrease) in net assets	(2,033,936)	(4,255,582)
Net assets at beginning of period	4,249,946	8,505,528
Net assets at end of period	$2,216,010	$4,249,946

(a)	The Portfolio commenced operations on December 30, 2022.

The accompanying notes are an integral part of these financial statements.

52    Semi-Annual Report

Lazard US Convertibles Portfolio		Lazard US Corporate Income Portfolio
Six Months Ended June 30, 2023 (unaudited)	Period Ended December 31, 2022 (a)	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$94,279	$(207)	$4,893,340	$10,552,279
79,033	—	(2,786,356)	(5,353,386)
503,072	20,197	6,060,295	(34,694,517)

676,384	19,990	8,167,279	(29,495,624)

(78,732)	—	(4,871,276)	(10,508,568)
(1,269)	—	(62,536)	(122,060)
—	—	(159)	(48)

(80,001)	—	(4,933,971)	(10,630,676)

3,449,385	4,900,000	22,811,063	22,312,710
66,678	100,000	605,032	2,265,403
—	—	9,000	—

78,732	—	4,813,512	10,233,107
1,269	—	53,817	105,656
—	—	159	48

(60,050)	—	(39,667,555)	(69,521,576)
(115)	—	(73,841)	(2,392,556)

3,535,899	5,000,000	(11,448,813)	(36,997,208)
4,132,282	5,019,990	(8,215,505)	(77,123,508)
5,019,990	—	225,819,466	302,942,974
$9,152,272	$5,019,990	$217,603,961	$225,819,466

Semi-Annual Report    53

	Lazard Global Fixed Income Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	614,291	999,178
Shares sold	11,282	16,335
Shares issued to shareholders from reinvestment of distributions	6,313	16,077
Shares redeemed	(313,218)	(417,299)
Net increase (decrease)	(295,623)	(384,887)
Shares outstanding at end of period	318,668	614,291

Open Shares
Shares outstanding at beginning of period	5,151	3,828
Shares sold	27	1,296
Shares issued to shareholders from reinvestment of distributions	50	88
Shares redeemed	(1,455)	(61)
Net increase (decrease)	(1,378)	1,323
Shares outstanding at end of period	3,773	5,151

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

(a)	The Portfolio commenced operations on December 30, 2022.

The accompanying notes are an integral part of these financial statements.

54    Semi-Annual Report

Lazard US Convertibles Portfolio		Lazard US Corporate Income Portfolio
Six Months Ended June 30, 2023 (unaudited)	Period Ended December 31, 2022 (a)	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

490,000	—	13,164,575	15,258,202
338,019	490,000	1,328,150	1,268,115

7,551	—	279,568	581,324
(5,803)	—	(2,316,190)	(3,943,066)
339,767	490,000	(708,472)	(2,093,627)
829,767	490,000	12,456,103	13,164,575

10,000	—	172,536	173,575
6,446	10,000	34,933	127,720

121	—	3,112	5,993
(11)	—	(4,249)	(134,752)
6,556	10,000	33,796	(1,039)
16,556	10,000	206,332	172,536

—	—	66	63
—	—	528	—

—	—	9	3
—	—	537	3
—	—	603	66

Semi-Annual Report    55

	Lazard US Short Duration Fixed Income Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$768,981	$874,532
Net realized gain (loss)	(766,227)	(1,716,118)
Net change in unrealized appreciation (depreciation)	631,556	(1,143,722)
Net increase (decrease) in net assets resulting from operations	634,310	(1,985,308)
Distributions to shareholders (Note 2(h))
Net investment income and net realized gains
Institutional Shares	(766,566)	(876,024)
Open Shares	(222)	(180)
Net decrease in net assets resulting from distributions	(766,788)	(876,204)
Capital stock transactions
Net proceeds from sales
Institutional Shares	117,522	1,477,636
Open Shares	2,500	3,020
Net proceeds from reinvestment of distributions
Institutional Shares	732,920	834,132
Open Shares	222	179
Cost of shares redeemed
Institutional Shares	(23,936,228)	(20,124,194)
Open Shares	(541)	(8,361)
Net increase (decrease) in net assets from capital stock transactions	(23,083,605)	(17,817,588)
Total increase (decrease) in net assets	(23,216,083)	(20,679,100)
Net assets at beginning of period	58,590,503	79,269,603
Net assets at end of period	$35,374,420	$58,590,503

The accompanying notes are an integral part of these financial statements.

56    Semi-Annual Report

	Lazard US Short Duration Fixed Income Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	6,203,400	8,058,991
Shares sold	12,453	152,656
Shares issued to shareholders from reinvestment of distributions	77,463	87,541
Shares redeemed	(2,533,664)	(2,095,788)
Net increase (decrease)	(2,443,748)	(1,855,591)
Shares outstanding at end of period	3,759,652	6,203,400

Open Shares
Shares outstanding at beginning of period	1,757	2,279
Shares sold	265	314
Shares issued to shareholders from reinvestment of distributions	23	19
Shares redeemed	(57)	(855)
Net increase (decrease)	231	(522)
Shares outstanding at end of period	1,988	1,757

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    57

The Lazard Funds, Inc. Financial Highlights (unaudited)

LAZARD GLOBAL FIXED INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$6.86	$8.48	$9.60	$9.08	$8.65	$9.04
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.14	0.12	0.14	0.19	0.20
Net realized and unrealized gain (loss)	0.01	(1.62)	(0.87)	0.72	0.43	(0.38)
Total from investment operations	0.10	(1.48)	(0.75)	0.86	0.62	(0.18)
Less distributions from:
Net investment income	(0.09)	—	(0.26)	(0.15)	(0.06)	(0.10)
Net realized gains	—	—	(0.11)	(0.19)	—	—
Return of capital	—	(0.14)	—	—	(0.13)	(0.11)
Total distributions	(0.09)	(0.14)	(0.37)	(0.34)	(0.19)	(0.21)
Net asset value, end of period	$6.87	$6.86	$8.48	$9.60	$9.08	$8.65
Total Return (b)	1.40%	–17.45%	–7.95%	9.51%	7.25%	–2.06%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,190	$4,214	$8,473	$9,498	$6,456	$5,495
Ratios to average net assets (c):
Net expenses	0.72%	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	5.72%	3.36%	2.34%	2.73%	3.51%	3.61%
Net investment income (loss)	2.47%	1.92%	1.38%	1.53%	2.14%	2.33%
Portfolio turnover rate	15%	32%	59%	65%	65%	60%

The accompanying notes are an integral part of these financial statements.

58    Semi-Annual Report

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$6.88	$8.51	$9.60	$9.08	$8.65	$9.04
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.13	0.10	0.12	0.17	0.18
Net realized and unrealized gain (loss)	0.02	(1.63)	(0.87)	0.71	0.43	(0.39)
Total from investment operations	0.10	(1.50)	(0.77)	0.83	0.60	(0.21)
Less distributions from:
Net investment income	(0.08)	—	(0.21)	(0.12)	(0.06)	(0.08)
Net realized gains	—	—	(0.11)	(0.19)	—	—
Return of capital	—	(0.13)	—	—	(0.11)	(0.10)
Total distributions	(0.08)	(0.13)	(0.32)	(0.31)	(0.17)	(0.18)
Net asset value, end of period	$6.90	$6.88	$8.51	$9.60	$9.08	$8.65
Total Return (b)	1.41%	–17.73%	–8.13%	9.23%	6.98%	–2.31%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26	$35	$33	$48	$59	$33
Ratios to average net assets (c):
Net expenses	0.97%	0.95%	0.95%	0.95%	0.95%	0.98%
Gross expenses	20.59%	15.80%	12.84%	10.32%	27.52%	38.42%
Net investment income (loss)	2.23%	1.72%	1.12%	1.31%	1.88%	2.08%
Portfolio turnover rate	15%	32%	59%	65%	65%	60%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    59

LAZARD US CONVERTIBLES PORTFOLIO

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/23†	For the period 12/30/22* to 12/31/22
Institutional Shares
Net asset value, beginning of period	$10.04	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	— (b)
Net realized and unrealized gain (loss)	0.74	0.04
Total from investment operations	0.87	0.04
Less distributions from:
Net investment income	(0.10)	—
Total distributions	(0.10)	—
Net asset value, end of period	$10.81	$10.04
Total Return (c)	8.65%	0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,973	$4,920
Ratios to average net assets (d):
Net expenses	0.75%	0.75%
Gross expenses	5.32%	3.08%
Net investment income (loss)	2.63%	–0.75%
Portfolio turnover rate	86%	0%

Open Shares
Net asset value, beginning of period	$10.04	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	— (b)
Net realized and unrealized gain (loss)	0.74	0.04
Total from investment operations	0.86	0.04
Less distributions from:
Net investment income	(0.08)	—
Total distributions	(0.08)	—
Net asset value, end of period	$10.82	$10.04
Total Return (c)	8.63%	0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$179	$100
Ratios to average net assets (d):
Net expenses	1.00%	1.00%
Gross expenses	12.20%	18.24%
Net investment income (loss)	2.42%	–1.00%
Portfolio turnover rate	86%	0%

†	Unaudited
*	The Portfolio commenced operations on December 30, 2022.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

60    Semi-Annual Report

LAZARD US CORPORATE INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/23†	12/31/22	12/31/21	12/31/20 *	12/31/19 *	12/31/18 *
Institutional Shares
Net asset value, beginning of period	$16.93	$19.63	$19.80	$19.68	$18.16	$19.56
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.37	0.72	0.72	0.80	0.88	0.88
Net realized and unrealized gain (loss)	0.25	(2.69)	(0.17)	0.13	1.52	(1.40)
Total from investment operations	0.62	(1.97)	0.55	0.93	2.40	(0.52)
Less distributions from:
Net investment income	(0.37)	(0.73)	(0.72)	(0.81)	(0.88)	(0.88)
Total distributions	(0.37)	(0.73)	(0.72)	(0.81)	(0.88)	(0.88)
Net asset value, end of period	$17.18	$16.93	$19.63	$19.80	$19.68	$18.16
Total Return (b)	3.70%	–10.11%	2.86%	4.96%	13.34%	–2.73%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$214,032	$222,884	$299,518	$298,636	$297,219	$308,285
Ratios to average net assets (c):
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	0.69%	0.70%	0.66%	0.67%	0.67%	0.64%
Net investment income (loss)	4.34%	4.06%	3.64%	4.17%	4.47%	4.65%
Portfolio turnover rate	8%	7%	30%	26%	21%	16%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    61

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/23†	12/31/22	12/31/21	12/31/20 *	12/31/19 *	12/31/18 *
Open Shares
Net asset value, beginning of period	$17.01	$19.72	$19.90	$19.76	$18.28	$19.64
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.35	0.68	0.67	0.75	0.80	0.84
Net realized and unrealized gain (loss)	0.25	(2.70)	(0.17)	0.15	1.48	(1.36)
Total from investment operations	0.60	(2.02)	0.50	0.90	2.28	(0.52)
Less distributions from:
Net investment income	(0.35)	(0.69)	(0.68)	(0.76)	(0.80)	(0.84)
Total distributions	(0.35)	(0.69)	(0.68)	(0.76)	(0.80)	(0.84)
Net asset value, end of period	$17.26	$17.01	$19.72	$19.90	$19.76	$18.28
Total Return (b)	3.57%	–10.32%	2.55%	4.80%	12.74%	–2.78%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,562	$2,935	$3,423	$3,733	$4,170	$4,314
Ratios to average net assets (c):
Net expenses	0.80%	0.80%	0.80%	0.80%	0.83%	0.85%
Gross expenses	1.06%	1.06%	1.00%	1.03%	1.19%	1.11%
Net investment income (loss)	4.10%	3.81%	3.39%	3.94%	4.18%	4.34%
Portfolio turnover rate	8%	7%	30%	26%	21%	16%

The accompanying notes are an integral part of these financial statements.

62    Semi-Annual Report

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/23†	12/31/22	12/31/21	12/31/20 *	12/31/19 *	12/31/18	*
R6 Shares
Net asset value, beginning of period	$16.99	$19.69	$19.88	$19.76	$18.68	$19.56
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.37	0.77	0.73	0.81	0.92	0.92
Net realized and unrealized gain (loss)	0.26	(2.72)	(0.18)	0.11	1.04	(1.40)
Total from investment operations	0.63	(1.95)	0.55	0.92	1.96	(0.48)
Less distributions from:
Net investment income	(0.38)	(0.75)	(0.74)	(0.80)	(0.88)	(0.40)
Total distributions	(0.38)	(0.75)	(0.74)	(0.80)	(0.88)	(0.40)
Net asset value, end of period	$17.24	$16.99	$19.69	$19.88	$19.76	$18.68
Total Return (b)	3.71%	–9.98%	2.80%	4.89%	10.67%	–2.43	%(d)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10	$1	$1	$1	$1	$1
Ratios to average net assets (c):
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	41.60%	241.56%	231.95%	256.05%	858.55%	4.62%
Net investment income (loss)	4.36%	4.30%	3.66%	4.22%	4.55%	4.61%
Portfolio turnover rate	8%	7%	30%	26%	21%	16%

†	Unaudited
*	On November 17, 2020, the Portfolio effected a 1:4 reverse share split. All per share data prior to November 17, 2020 has been adjusted to reflect the reverse share split.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized
(c)	Annualized for a period of less than one year.
(d)	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represented a realized gain and were recorded in the period received. There was a 0.62% impact on the total return of the Portfolio’s R6 Shares.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    63

LAZARD US SHORT DURATION FIXED INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$9.44	$9.83	$9.89	$9.77	$9.70	$9.79
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.14	0.12	0.02	0.12	0.21	0.19
Net realized and unrealized gain (loss)	(0.04)	(0.38)	(0.06)	0.12	0.07	(0.09)
Total from investment operations	0.10	(0.26)	(0.04)	0.24	0.28	0.10
Less distributions from:
Net investment income	(0.14)	(0.13)	(0.02)	(0.12)	(0.20)	(0.17)
Return of capital	—	—	—	—	(0.01)	(0.02)
Total distributions	(0.14)	(0.13)	(0.02)	(0.12)	(0.21)	(0.19)
Net asset value, end of period	$9.40	$9.44	$9.83	$9.89	$9.77	$9.70
Total Return (b)	1.02%	–2.68%	–0.39%	2.46%	2.93%	1.08%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,356	$58,574	$79,247	$87,746	$96,096	$116,276
Ratios to average net assets (c):
Net expenses	0.40%	0.40%	0.36%	0.40%	0.40%	0.40%
Gross expenses	0.64%	0.51%	0.48%	0.47%	0.45%	0.43%
Net investment income (loss)	2.87%	1.28%	0.22%	1.21%	2.18%	2.00%
Portfolio turnover rate	83%	135%	100%	97%	175%	170%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$9.45	$9.84	$9.90	$9.78	$9.71	$9.79
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.10	0.01	0.09	0.19	0.16
Net realized and unrealized gain (loss)	(0.05)	(0.38)	(0.06)	0.12	0.06	(0.08)
Total from investment operations	0.08	(0.28)	(0.05)	0.21	0.25	0.08
Less distributions from:
Net investment income	(0.12)	(0.11)	(0.01)	(0.09)	(0.17)	(0.14)
Return of capital	—	—	—	—	(0.01)	(0.02)
Total distributions	(0.12)	(0.11)	(0.01)	(0.09)	(0.18)	(0.16)
Net asset value, end of period	$9.41	$9.45	$9.84	$9.90	$9.78	$9.71
Total Return (b)	0.90%	–2.89%	–0.50%	2.20%	2.64%	0.88%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19	$17	$22	$29	$16	$37
Ratios to average net assets (c):
Net expenses	0.65%	0.62%	0.48%	0.65%	0.69%	0.70%
Gross expenses	28.64%	28.11%	18.10%	14.74%	51.53%	38.00%
Net investment income (loss)	2.67%	1.06%	0.12%	0.96%	1.91%	1.68%
Portfolio turnover rate	83%	135%	100%	97%	175%	170%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

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The Lazard Funds, Inc. Notes to Financial Statements
June 30, 2023 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2023, the Fund was comprised of twenty-eight no-load portfolios (each referred to as a “Portfolio”).This report includes only the financial statements of the Lazard Global Fixed Income Portfolio (“Global Fixed Income”), the Lazard US Convertibles Portfolio (“US Convertibles”), the Lazard US Corporate Income Portfolio (“US Corporate Income”), and the Lazard US Short Duration Fixed Income Portfolio (“US Short Duration Fixed Income”).The financial statements of the other twenty-four Portfolios are presented separately.

The Portfolios are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Fund’s prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities. Equity securities traded on a securities exchange or

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market, including exchange-traded option contracts, rights and warrants, and exchange-traded funds, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. Over the counter swap agreements are valued by an independent pricing service and centrally cleared swaps are valued at the last reported sale on the clearing exchange. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-US countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value in accordance with procedures approved by the Fund’s Board of Directors (the “Board”). Certain non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The Board has designated the Investment Manager to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee

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of the Funds’ Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered.

Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Interest income is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method and mortgage-backed securities using the level yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

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The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2023, the Global Fixed Income Portfolio traded in forward currency contracts.

(d) Futures Contracts—Futures contracts are purchased or sold to gain exposure to, or manage exposure from, changes in the value of equity securities or foreign currencies and changes in interest rates.

Futures contracts are exchange-traded agreements between a Portfolio and a counter-party to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile.

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The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash collateral pledged for futures contracts in the Statement of Assets and Liabilities.

Securities may be deposited as initial margin. If applicable, any cash deposited and held on margin is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as receivables (or payables) for variation margin on open futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount of the contract at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

During the period ended June 30, 2023, none of the Portfolios traded in futures contracts.

(e) Options Transactions—Put and call options purchased are accounted for in the same manner as portfolio securities and other assets. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. When a Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in

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cash collateral in the Statement of Assets and Liabilities. If a Portfolio writes an option, it bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk of loss is unlimited for uncovered written call options. For uncovered written put options, the risk of loss is limited to the difference between the strike price of the option and the premiums received upon writing the option.

During the period ended June 30, 2023, none of the Portfolios traded in options transactions.

(f) Swap Agreements—Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets. The change in value, if any, on swap agreements is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statement of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

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Upon entering into a centrally cleared swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash collateral for swaps in the Statement of Assets and Liabilities. On these transactions, the Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

During the period ended June 30, 2023, none of the Portfolios traded in swap agreements.

(g) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2022, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term
Global Fixed Income	$190,930	$340,295
US Corporate Income	4,578,308	9,291,225
US Short Duration Fixed Income	1,739,599	135,475

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2022, the Portfolios had no such losses to defer.

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For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Fixed Income	$2,510,883	$15,362	$248,862	$(233,500)
US Convertibles	8,680,675	715,568	192,299	523,269
US Corporate Income	237,713,517	150,319	22,588,379	(22,438,060)
US Short Duration Fixed Income	35,905,703	—	633,322	(633,322)

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(h) Dividends and Distributions—For each Portfolio, income dividends are normally declared each business day and paid monthly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency and fixed-income transactions,

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distribution redesignations, certain fixed-income securities and expenses, derivatives, wash sales, return of capital distributions, currency straddles and paydown gain/loss. The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts.

(i) Offering and Organizational Costs—Costs incurred by the Fund in connection with the offering of shares of a new Portfolio or share class of a Portfolio are deferred and amortized on a straight line basis over a twelve-month period from the date of commencement of operations of the Portfolio or share class. The Investment Manager will generally pay for any offering costs incurred by a new Portfolio and be reimbursed by that Portfolio within the amortization period. Organizational costs are expensed as incurred.

(j) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes based upon the relative net assets of each class.

(k) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

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(l) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio including the purchase, retention and disposition thereof, in accordance with the Portfolios investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Global Fixed Income	0.50%
US Convertibles	0.60
US Corporate Income	0.55
US Short Duration Fixed Income	0.25

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse a Portfolio until May 1, 2024 (or such other date as indicated below) if the aggregate direct expenses of each Portfolio, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of an “Acquired Fund” (as defined in Form N-1A), fees and expenses related to filing foreign tax

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reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares	R6 Shares
Global Fixed Income	0.70%	0.95%	N/A	%
US Convertibles (a)	0.75	1.00	N/A
US Corporate Income (b)	0.55	0.80	0.55
US Short Duration Fixed Income (c)	0.40	0.65	N/A

(a)	This agreement will continue in effect until December 30, 2024.
(b)	This agreement will continue in effect until May 1, 2033 for the R6 Shares.
(c)	This agreement will continue in effect until May 1, 2033 for Open Shares.

In addition, until May 1, 2024, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess. Further, the Investment Manager will bear the daily expenses incurred in excess of any income produced for the US Short Duration Fixed Income Portfolio.

During the period ended June 30, 2023, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Global Fixed Income	$8,836	$79,470	$79	$3,031
US Convertibles	21,148	140,010	420	7,414
US Corporate Income	159,216	—	3,925	—
US Short Duration Fixed Income	64,217	—	21	2,316

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	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed
US Corporate Income	$20	$1,456

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, amongst other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. The annual compensation for each Director who is not an affiliated person of the Investment Manager or any of its affiliates, that is payable by all of the funds in the Lazard Fund Complex, is comprised of: (1) an annual fee of $245,000, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional compensation for participation on ad hoc committees or other work performed

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on behalf of the Board. The Independent Directors are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings or incurred in connection with work performed on behalf of Board. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active portfolios on the basis of relative net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2023 were as follows:

Portfolio	Purchases	Sales
Global Fixed Income	$445,508	$2,667,798
US Convertibles	9,775,269	5,909,111
US Corporate Income	17,546,796	19,356,699
US Short Duration Fixed Income	3,339,160	4,436,755

	US Government and Treasury Securities
Portfolio	Purchases	Sales
Global Fixed Income	$ 58,603	$ 110,275
US Short Duration Fixed Income	31,046,337	54,301,643

At June 30, 2023, the Investment Manager owned 59.60% of the outstanding shares of the Lazard US Convertibles Portfolio.

For the period ended June 30, 2023, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Line of Credit

The Fund has a $100 million committed line of credit pursuant to an Amended and Restated Loan Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise

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might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2023, the following Portfolios had borrowings under the Agreement as follows:

Portfolio	Average Daily Loan Balance	*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding
Global Fixed Income	$56,650		$134,753	6.18%	14

*  For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable Rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected,

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especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the effects of such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact a Portfolio and its investments.

(b) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. The

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Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates or inflation rates, respectively, although adjustable rate securities will participate in any declines in interest rates and inflation-linked securities can also decline in value based on changes in the relevant periodic adjustment rate. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face

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value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(c) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

(d) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

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(e) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

(f) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; structured products; over-the-counter options on currencies and swap agreements; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of, and default, by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of, or default by, the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the

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Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

(g) Structured Products Risk—Structured notes and other structured products are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured products can have risks of both fixed-income securities and derivatives transactions. Derivatives transactions may increase volatility or reduce returns, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested, and they are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference asset, market or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Use of derivatives transactions may cause a Portfolio to experience losses greater than if a Portfolio had not engaged in such transactions.

(h) Mortgage-Related and Asset-Backed Securities Risk—Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may

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decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.

The risks of asset-backed securities are similar to those of mortgage-related securities. However, asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide a Portfolio with a less effective security interest in the related collateral than do mortgage-related securities.

(i) Preferred Securities Risk—There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

●	Credit risk is the risk that a security held by the Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

●	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

●	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

●	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

●	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, the Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

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●	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

(j) Non-Diversification Risk—A Portfolio that is classified as “non-diversified” may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

(k) Government Securities Risk—Not all obligations of the US government, its agencies and instrumentalities are backed by the full faith and credit of the US Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the US government or its agencies or instrumentalities of a security held by a Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the US Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

(l) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement

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or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(m) Geopolitical Risk—As a result of the ongoing armed conflict between Russia and Ukraine, the United States, the United Kingdom, the European Union, and several other nations have announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, as well as upon certain banks, companies, government officials, and other individuals in or affiliated with Russia and Belarus. The ongoing conflict and the evolving response measures may continue to have a negative impact on the economy and business activity globally (including in the countries in which the Portfolios invest), and therefore, could adversely affect the performance of the Portfolios’ investments. The severity and duration of the conflict is unknown and could continue to impact global economic and market conditions adversely. Management will continue to seek to assess the potential impacts on valuation and liquidity and will take any actions needed in accordance with procedures already approved by the Board of Directors.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level

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hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

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The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2023:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
Global Fixed Income Portfolio
Assets:
Corporate Bonds*	$—	$680,094	$—	$680,094
Foreign Government Obligations*	—	884,624	—	884,624
Quasi Government Bonds*	—	44,009	—	44,009
Supranational Bonds	—	311,964	—	311,964
U.S. Treasury Securities	—	92,671	—	92,671
Short-Term Investments	264,021	—	—	264,021
Other Financial Instruments†
Forward Currency Contracts	—	26,511	—	26,511
Total	$264,021	$2,039,873	$—	$2,303,894
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(81,419)	$—	$(81,419)
US Convertibles Portfolio
Convertible Corporate Bonds*	$—	$8,208,164	$—	$8,208,164
Preferred Stocks*	772,428	71,571	—	843,999
Short-Term Investments	151,781	—	—	151,781
Total	$924,209	$8,279,735	$—	$9,203,944
US Corporate Income Portfolio
Corporate Bonds*	$—	$197,166,341	$—	$197,166,341
Exchange-Traded Funds	8,920,219	—	—	8,920,219
Short-Term Investments	9,188,897	—	—	9,188,897
Total	$18,109,116	$197,166,341	$—	$215,275,457

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
US Short Duration Fixed Income Portfolio
Corporate Bonds*	$—	$6,631,044	$—	$6,631,044
U.S. Treasury Securities	—	28,466,725	—	28,466,725
Short-Term Investments	174,612	—	—	174,612
Total	$174,612	$35,097,769	$—	$35,272,381

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Certain Level 2 securities were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, in accordance with procedures approved by the Board, reflecting its fair market value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities. When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

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10. Derivative Instruments

The Global Fixed Income Portfolio used derivative instruments, including forward currency contracts.

The Global Fixed Income Portfolio uses forward currency contracts primarily for hedging purposes.

During the period ended June 30, 2023, the approximate average monthly notional exposure for derivative instruments was as follows:

Derivative Instruments
Forward currency contracts:
Average amounts purchased	$1,900,000
Average amounts sold	$1,900,000

The following table summarizes the fair value of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2023:

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$26,511

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$81,419

The effect of derivative instruments on the Statements of Operations for the period ended June 30,2023:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$26,646

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$(102,563)

As of June 30, 2023, the Global Fixed Income Portfolio held derivative instruments that are eligible for offset in their Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple

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contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolios is presented in the below table, as of June 30, 2023:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$26,511	$—	$26,511

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank N.A.	$3,191	$(3,191)	$—	$—
HSBC Bank USA N.A.	12,989	(12,989)	—	—
JPMorgan Chase Bank N.A.	9,614	(9,614)	—	—
Morgan Stanley & Co.	717	(717)	—	—
Total	$26,511	$(26,511)	$—	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$81,419	$—	$81,419

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Citibank N.A.	$6,475	$(3,191)	$—	$3,284
HSBC Bank USA N.A.	63,809	(12,989)	—	50,820
JPMorgan Chase Bank N.A.	10,261	(9,614)	—	647
Morgan Stanley & Co.	874	(717)	—	157
Total	$81,419	$(26,511)	$—	$54,908

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11. Accounting Pronouncements

In March of 2020, the Financial Accounting Standards Board concluded its reference rate reform project with the issuance of Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU No. 2020-04”). ASU No. 2020-04 provides elective temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate LIBOR and other interbank offered reference rates as of the end of 2021. ASU No. 2020-04 was initially intended to be effective for certain reference rate-related contract modifications that have occurred since March of 2020 and that will continue to occur, through December 31, 2022, but FASB has voted to extend the grace period for complete adoption of ASU No. 2020-04 to December 31, 2024, after the UK Financial Conduct Authority delayed the intended cessation date of certain tenors of USD LIBOR to June 30, 2023. FASB issued Accounting Standards Update No. 2022-06, “Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”) to formally address the new intended cessation date. Management has adopted ASU No. 2020-04 and ASU 2022-06.

12. Subsequent Events

On June 1, 2023, the Board approved a liquidation of the Lazard Global Fixed Income Portfolio. The liquidation did not require the approval of the shareholders of the Portfolio, and proceeds were issued to investors on July 31, 2023.

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The Lazard Funds, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

At meetings of the Board held on June 1, 2023 and June 28, 2023, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings in response to detailed questions from the Independent Directors and their counsel, including, at the June 28, 2023 meeting, additional information requested by the Independent Directors at the June 1, 2023 meeting.

In connection with its consideration of the Management Agreement, the Board considered, among other things: (i) the nature, quality and extent of the Investment Manager’s services,

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(ii) the investment performance of each Portfolio as well as performance information for comparable funds and other clients of the Investment Manager, (iii) the fees and other expenses paid by each Portfolio as well as expense information for comparable funds, (iv) the profitability of the Investment Manager and its affiliates from their relationship with each Portfolio, (v) whether economies of scale may be realized as each Portfolio grows and whether potential economies may be shared, in some measure, with investors and (vi) other benefits to the Investment Manager from its relationship with the Portfolios. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the Management Agreement, and each Trustee may have afforded different weight to the various factors.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Investment Manager and its clients. As of March 31, 2023, the Lazard Funds complex of 34 active funds comprised approximately $20 billion of the approximately $232 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information

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regarding senior management and key professional personnel responsible for providing services to the Portfolios; trends in recent years in the number of personnel involved in providing services to the Portfolios and the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; Portfolio asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition.

The Board considered the position of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $20 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) compared to those of:

●	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for expense comparison purposes, based on ISS’s methodology (the “Expense Peer Group”); and

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third-party service that provides comparative fund information (“Morningstar”), with certain exclusions as specified by ISS (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the ISS advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fees and the net

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expense ratios of most of the Portfolios were generally competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was currently waiving certain advisory fees and/or reimbursing certain expenses for each Portfolio. The Board also received a description of ISS’s methodology for its construction of the Expense Peer Groups and a summary of how the methodology was applied.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

ISS Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by ISS including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2023 compared to performance for the same time periods to that of:

●	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for performance comparison purposes, based on ISS’s methodology (the “Performance Peer Group”);

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●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

The Board also received a description of ISS’s methodology for its construction of the Performance Peer Groups and a summary of how the methodology was applied, including, for certain Portfolios, deviations from ISS’s stated methodology and the reasons therefor.

When evaluating the performance of each Portfolio, the Board considered ISS’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability, Economies of Scale and Other Benefits

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the Investment Manager’s estimated profitability percentage resulting from its, and its affiliates’, relationship with the Portfolio for the calendar year ended December 31, 2022 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any other significant benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and

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shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The Board considered that the profitability percentages were within or below ranges determined to be appropriate by relevant court cases. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each Portfolio as part of the evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways that any potential economies of scale might be realized and how they may be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. The Board further considered that, as the assets of each Portfolio had either decreased (or not increased significantly) over the most recently completed calendar year from the Portfolio’s assets as of the end of the previous calendar year and/or had not reached a significant size, the potential that the Investment Manager may have realized any material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information in connection with the June 1, 2023 and June 28, 2023 meetings and throughout the year as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

Semi-Annual Report    99

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $232 billion global asset management business.

●	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board considered that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that potential economies of scale may be realized, particularly as the assets of the Portfolios increase, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

●	At the June 1, 2023 meeting, the Board approved the liquidation of the Global Fixed Income Portfolio on or about July 31, 2023. It was noted that the Management Agreement was renewed with respect to that Portfolio in order for it to continue to the process of winding down and distributing assets to its shareholders.

●	In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement.

Such other information included the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; information regarding the expected pattern of performance for the Portfolios in

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different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The rule is designed to promote effective liquidity risk management and reduce liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Board approved the Investment Manager to administer the LRMP (the “Program Administrator”). As Program Administrator, the Investment Manager delegates the day-to-day activities required by the LRMP to a Valuation and Liquidity Committee comprised of various Fund officers and senior personnel of the Investment Manager. In addition, the Fund has contracted with a third party liquidity assessment vendor to support the classification of Portfolio investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that, among other things, addresses the operation of the LRMP and assesses its adequacy and effectiveness of implementation and any material changes to

Semi-Annual Report    101

the LRMP. At a Board meeting held on June 28, 2023, the Board received a written annual report (the “Annual Report”) from the Program Administrator. The Annual Report included, among other things, a statement that the Investment Manager, as the Program Administrator, acting primarily through the Valuation and Liquidity Committee, has reviewed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. There were no material compliance matters relating to compliance with Rule 22e-4 identified in the Annual Report.

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The Lazard Funds, Inc.

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.

LZDPS026

We Recycle This document is printed on recycled paper.

Lazard Funds

Semi-Annual Report

June 30, 2023

Multi-Asset Funds

Lazard Enhanced Opportunities Portfolio
Lazard Global Dynamic Multi-Asset Portfolio
Lazard Opportunistic Strategies Portfolio
Lazard Real Assets Portfolio

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard (unaudited)

4	Performance Overviews (unaudited)

10	Information About Your Portfolio’s Expenses (unaudited)

12	Portfolio Holdings Presented by Asset Class/Sector (unaudited)

14	Portfolios of Investments (unaudited)

14	Lazard Enhanced Opportunities Portfolio

39	Lazard Global Dynamic Multi-Asset Portfolio

65	Lazard Opportunistic Strategies Portfolio

70	Lazard Real Assets Portfolio

80	Notes to Portfolios of Investments (unaudited)

86	Statements of Assets and Liabilities (unaudited)

90	Statements of Operations (unaudited)

92	Statements of Changes in Net Assets (unaudited)

98	Financial Highlights (unaudited)

109	Notes to Financial Statements (unaudited)

151	Other Information (unaudited)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or the Portfolio’s summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report    1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder:

After suffering through a dismal 2022, global financial markets made solid progress in the first half of 2023, as investors adopted a more optimistic view of mixed developments.

Yet, anxiety about persistent inflationary pressure continued to hang over markets during the six-month period, putting the actions of central banks front and center once again in the minds of investors. Early on, markets rallied on hopes that a severe worldwide economic recession could be avoided, and that slowing inflation would cause major central banks to ease up on monetary tightening efforts. That optimism faded in subsequent months, however, as the Federal Reserve (the “Fed”)—the world’s most influential central bank—continued with its rate-hiking and appeared committed to a “higher for longer” interest-rate policy in order to tame stubbornly high domestic inflation. After lifting interest rates seven times in 2022, the Fed raised rates three times during the first half of the year before pausing in June, in order to give the Fed time to gauge the impact of the rate hikes. It did, however, warn that it could lift interest rates twice more before the end of 2023.The risk of recession appeared to increase during the period, which saw three high-profile bank failures and tighter credit conditions in the aftermath of the turmoil.

The interest-rate policy paths of other major central banks were also closely followed by markets. In Europe, the European Central Bank and the Bank of England both raised interest rates four consecutive times during the period and warned that there would be no easing of their aggressive efforts to stamp out stubbornly high inflation in the eurozone and the UK, respectively. Two major central banks in Asia were notable in resisting monetary tightening. The Bank of Japan maintained its ultra-low interest-rate policy stance despite inflationary pressures continuing to intensify in Japan. In addition, the People’s Bank of China cut its main interest rate in June as China’s post-pandemic economic recovery appeared to have stalled. Additionally, fears grew that China’s economy, the world’s second largest, was at risk of falling into a deflationary spiral.

Against this backdrop, global bond markets cautiously recovered after last year’s historic sell-off. Positive contributions arose despite central banks raising interest rates in order to tame pronounced levels of core inflation, which moderated during the period, though more slowly than many market participants expected. Hawkish

2    Semi-Annual Report

sentiment inverted yield curves as a result. Despite central banks shrinking their balance sheets, sovereign rates did not change much with coupon income from the bonds leading to positive performance. Although credit spreads narrowed in the beginning of 2023, the banking crisis in March led to investment grade and high-yield spreads widening. Thus, at the mid-point of this year, spreads were only slightly narrower compared to the end of 2022, leaving credit markets to also rely on coupon income to generate returns. Emerging markets debt also had low single-digit returns in hard currency, while local bonds outperformed and were among the best performing sectors in the first half of 2023. Notable among the group of bond indices was the Bloomberg Global Aggregate Bond Index, which gained 1.4% in the period. Despite bouts of risk aversion in the markets and a hawkish Fed, the US dollar could not defend the heights it had reached last year and sold off moderately versus a basket of US trade partners’ currencies.

Meanwhile, global equity markets, as measured by the MSCI All Country World Index, gained 13.9% in the first half of the year, propelled largely by the strong performance of growth stocks, which outperformed their value counterparts by nearly 20%.The S&P 500 Index—the bellwether of the US equity market—outpaced the broader global stock market and hovered near bull-market territory from its October lows. This was the result of a resilient US economy, hopes that the Fed would soon ease its rate-hiking campaign, and the stellar performance of a handful of top technology company stocks, especially those linked to artificial intelligence.

The challenging market conditions in the first half of 2023 are a reminder of the importance of active portfolio management. Turbulent markets are likely to differentiate winners from losers. We remain confident that fundamental analysis and bottom-up security selection will be crucial drivers of performance going forward. We are privileged that you have turned to Lazard for your investment needs and value your continued confidence in our investment management capabilities.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Report    3

The Lazard Funds, Inc. Performance Overviews (unaudited)

Please see the “Notes to the Performance Overviews” for important information about the calculation of total returns, performance information generally, performance differences between Institutional Shares and Open Shares, and the indices shown below.

Lazard Enhanced Opportunities Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Enhanced Opportunities Portfolio, the ICE BofAML U.S. Convertible ex Mandatory® Index and the HFRX Global Hedge Fund® Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One Year	Five Year	Since Inception	†
Institutional Shares	5.39%	3.75%	3.16%
Open Shares	5.30%	3.53%	2.93%
ICE BofAML U.S. Convertible ex Mandatory Index	11.06%	10.05%	9.50%
HFRX Global Hedge Fund Index	1.31%	1.71%	1.44%
†	The inception date for the Portfolio was December 31, 2014.

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Lazard Global Dynamic Multi-Asset Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Dynamic Multi-Asset Portfolio, the MSCI® World Index and GDMA Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One Year	Five Year	Since Inception	†
Institutional Shares	5.96%	1.91%	4.06%
Open Shares	5.61%	1.64%	3.77%
MSCI World Index	18.51%	9.07%	10.29%
GDMA Index	8.40%	4.19%	5.03%
†	The inception date for the Portfolio was May 27, 2016.

Semi-Annual Report    5

Lazard Opportunistic Strategies Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Opportunistic Strategies Portfolio, MSCI World Index and Global Asset Allocation Blended Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One Year	Five Year	Ten Year
Institutional Shares	4.79%	2.47%	4.45%
Open Shares	4.56%	2.21%	4.12%
MSCI World Index	18.51%	9.07%	9.50%
Global Asset Allocation Blended Index	10.49%	6.19%	6.55%

6    Semi-Annual Report

Lazard Real Assets Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Real Assets Portfolio, MSCI World Index, Real Assets Index and Real Assets Blend Index

Average Annual Total Returns

Periods Ended June 30, 2023

	One Year	Five Year	Since Inception†
Institutional Shares	–5.01%	3.90%	4.34%
Open Shares	–5.16%	3.65%	4.06%
R6 Shares	N/A	N/A	–6.10%
MSCI World Index	18.51%	9.07%	10.36% (Institutional Shares) 10.15% (Open Shares) 13.78% (R6 Shares)
Real Assets Index	–4.83%	4.29%	5.02% (Institutional Shares) 5.01% (Open Shares) 5.98% (R6 Shares)
Real Assets Blend Index	–5.19%	3.83%	4.77% (Institutional Shares) 4.75% (Open Shares) –6.28% (R6 Shares)
Real Assets Blend Linked Index	–4.91%	4.27%	5.01% (Institutional Shares) 5.00% (Open Shares) –6.06% (R6 Shares)
†	The inception date for the Institutional Shares was December 30, 2016, for the Open Shares was January 9, 2017 and for the R6 Shares was July 22, 2022.

Semi-Annual Report    7

Notes to Performance Overviews:

Information About Portfolio Performance Shown Above

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolios may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”), or SS&C Global Investor and Distribution Solutions Inc., the Fund’s transfer agent and dividend disbursing agent (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolios’ returns would have been lower.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles (“GAAP”), if any, and may differ from amounts reported in the financial highlights. For the Lazard Enhanced Opportunity Portfolio, a voluntary reimbursement by State Street increased the total return ratio by 0.11%, for year ended December 31, 2021.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of an investment in a Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated, there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on a Portfolio’s distributions or the redemption of Portfolio shares.

The performance of Institutional Shares, Open Shares and R6 Shares, as applicable, may vary, primarily based on the differences in fees borne by shareholders investing in different classes of a Portfolio.

Information About Portfolio Performance Shown Above

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The GDMA Index is a blended index constructed by the Investment Manager that is comprised of 50% MSCI World Index and 50% Bloomberg Global Aggregate® Index and is rebalanced monthly. The Bloomberg Global Aggregate Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt, securitized debt and sovereign debt.

The Global Asset Allocation Blended Index is a blended index constructed by the Investment Manager that is comprised of 60% MSCI World Index and 40% Bloomberg US Aggregate Index and is rebalanced quarterly. The Bloomberg US Aggregate Index covers the investment-grade, US dollar-denominated, fixed-rate taxable bond market, including US Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities, with maturities of no less than one year.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies, including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event-driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

8    Semi-Annual Report

The ICE BofAML U.S. Convertible ex Mandatory Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks and converted securities.

The MSCI World Index is a free-float-adjusted market capitalization index that is designed to measure global developed markets equity performance. The MSCI World Index consists of 23 developed markets country indices.

The Real Assets Index is an index constructed by the Investment Manager that is comprised of 33.3% MSCI World Core Infrastructure USD Index, 33.3% MSCI ACWI IMI Core Real Estate Index, and 33.3% Bloomberg Commodity Total Return Index. The Real Assets Index was constructed by the Investment Manager for comparison to the performance of the Lazard Real Assets Portfolio pursuant to its investment strategy effective September 1, 2020. The MSCI World Core Infrastructure USD Index captures large and mid-cap securities across the 23 developed market countries of the MSCI World Index and is designed to represent the performance of listed companies within the developed markets that are engaged in core industrial infrastructure activities. Note that the Investment Manager invests in a range of companies globally, not specifically developed markets countries. The MSCI ACWI IMI Core Real Estate Index is a free float-adjusted market capitalization index that consists of large, mid and small-cap stocks across 23 developed markets and 24 emerging markets countries engaged in the ownership, development and management of specific core property type real estate. The Index excludes companies, such as real estate services and real estate financing companies, that do not own properties. The Bloomberg Commodity Total Return Index is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Indices (the “BCOM”). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills.

The Real Assets Blend Index is an index constructed by the Investment Manager that is comprised of 33.3% MSCI World Core Infrastructure Index, 33.3% MSCI ACWI IMI Core Real Estate Index and 33.3% Bloomberg Barclays Commodity Total Return Index. Effective as of May 1, 2023, the Real Assets Blend Index replaced the Real Assets Index, substituting MSCI World Core Infrastructure USD Hedged Index with the MSCI World Core Infrastructure Index.

Semi-Annual Report    9

The Lazard Funds, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Open Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2023 through June 30, 2023 and held for the entire period.

Actual Expenses

For each share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

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Portfolio	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23	*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

Enhanced Opportunities
Institutional Shares
Actual	$1,000.00	$1,050.50	$20.29		3.99%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,005.01	$19.84		3.99%
Open Shares
Actual	$1,000.00	$1,049.00	$21.54		4.24%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,003.77	$21.07		4.24%

Global Dynamic Multi-Asset
Institutional Shares
Actual	$1,000.00	$1,054.50	$4.58		0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51		0.90%
Open Shares
Actual	$1,000.00	$1,053.50	$5.86		1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76		1.15%

Opportunistic Strategies
Institutional Shares
Actual	$1,000.00	$1,041.40	$5.16		1.02%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.11		1.02%
Open Shares
Actual	$1,000.00	$1,039.50	$6.42		1.27%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.36		1.27%

Real Assets
Institutional Shares
Actual	$1,000.00	$997.80	$3.96		0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01		0.80%
Open Shares
Actual	$1,000.00	$997.60	$5.20		1.05%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26		1.05%
R6 Shares
Actual	$1,000.00	$998.10	$3.72		0.75%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76		0.75%
*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each share class multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Semi-Annual Report    11

The Lazard Funds, Inc. Portfolio Holdings

Presented by Sector and Region June 30, 2023 (unaudited)

	Lazard Enhanced Opportunities Portfolio
Asset Class/Sector	Long	^	Short †

Convertible Corporate Bonds
Communication Services	9.7%		—%
Consumer Discretionary	12.9		–0.2
Consumer Staples	2.6		—
Energy	2.4		—
Financials	9.4		—
Health Care	12.2		—
Industrials	13.4		—
Information Technology	15.3		—
Materials	5.5		—
Real Estate	2.3		—
Utilities	0.8		—

Equity
Communication Services	—		–4.3
Consumer Discretionary	0.2		–10.4
Consumer Staples	—		–1.6
Energy	—		–2.4
Financials	—		–3.0
Health Care	0.2		–7.9
Industrials	—		–17.9
Information Technology	0.2		–8.3
Materials	—	#	–6.5
Real Estate	—		–1.4
Utilities	—		–0.4
U.S. Treasury Securities	4.0		–26.1
Exchange-Traded Funds	—		–9.6
Purchase Options	—	#	—
Short-Term Investments	8.9		—
Total Investments	100.0%		–100.0%
^	Represents percentage of total investments excluding securities sold short.
†	Represents percentage of total securities sold short.
#	Amount is less than 0.05%.

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	Lazard Global Dynamic Multi-Asset	Lazard Opportunistic Strategies	Lazard Real Assets
Asset Class/Sector	Portfolio **	Portfolio **	Portfolio

Equity*
Communication Services	5.8%	3.3%	0.1%
Consumer Discretionary	8.6	5.9	1.0
Consumer Staples	7.4	8.4	—
Energy	1.5	1.9	8.1
Financials	12.1	7.0	0.9
Health Care	9.7	12.5	—
Industrials	9.6	6.7	9.0
Information Technology	13.7	9.0	—
Materials	1.5	2.0	0.7
Real Estate	2.0	1.2	34.6
Utilities	1.8	2.7	22.9
Commodity	—	6.8	—
Exchange-Traded Funds	—	—	5.0
Fixed Income	—	26.6	—
Sovereign Debt	24.0	—	—
U.S. Treasury Securities	1.1	—	—
Short-Term Investments	1.2	6.0	17.7
Total Investments	100.0%	100.0%	100.0%
*	Represents percentage of total investments.
**	The sector breakdown includes the underlying holdings of exchange-traded funds held by the Portfolio.

Semi-Annual Report    13

The Lazard Funds, Inc. Portfolios of Investments

June 30, 2023 (unaudited)

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio

Common Stocks | 1.0%

Canada | 0.0%
Dye & Durham Ltd. (±)	116	$1,586

United States | 1.0%
Amyris, Inc. (*), (±)	2,775	2,858
Avid Bioservices, Inc. (*), (±)	2,135	29,826
Burlington Stores, Inc. (*)	11	1,731
Fisker, Inc. (*), (±)	15,842	89,349
MannKind Corp. (*), (±)	32,334	131,599
Maxeon Solar Technologies Ltd. (*), (±)	3,936	110,838
Rapid7, Inc. (*), (±)	65	2,943
Topgolf Callaway Brands Corp. (*), (±)	890	17,667
		386,811
Total Common Stocks (Cost $386,036)		388,397

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Convertible Corporate Bonds | 142.5%

Australia | 0.2%
Zip Co. Ltd., 0.000%, 04/23/28 (±)	AUD	$300	$76,940

Austria | 1.3%
ams-OSRAM AG, 2.125%, 11/03/27 (±)	EUR	700	520,701

Brazil | 1.7%
GOL Equity Finance SA, 3.750%, 07/15/24 (±)	USD	999	662,337

The accompanying notes are an integral part of these financial statements.

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		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Canada | 1.8%
Ivanhoe Mines Ltd., 2.500%, 04/15/26 (±)	USD	$350	$477,516
Lithium Americas Corp., 1.750%, 01/15/27 (±)	USD	199	155,518
StorageVault Canada, Inc., 5.000%, 03/31/28 (±)	CAD	121	89,511
			722,545
China | 1.7%
Li Auto, Inc., 0.250%, 05/01/28 (±)	USD	421	575,928
NIO, Inc., 4.500%, 02/01/24	USD	99	119,909
			695,837
Hong Kong | 2.0%
Cathay Pacific Finance III Ltd., 2.750%, 02/05/26 (±)	HKD	6,000	798,622

Israel | 0.4%
Wix.com Ltd., 0.000%, 08/15/25 (±)	USD	191	167,125

Korea, Republic Of | 1.9%
Delivery Hero SE, 3.250%, 02/21/30 (±)	EUR	700	750,776

Netherlands | 0.8%
Pharming Group NV, 3.000%, 01/21/25 (±)	EUR	300	308,537

Panama | 7.1%
Copa Holdings SA, 4.500%, 04/15/25 (±)	USD	1,272	2,814,936

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    15

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Singapore | 3.0%
Sea Ltd.:
0.250%, 09/15/26 (±)	USD	$642	$518,415
2.375%, 12/01/25 (±)	USD	650	664,625
			1,183,040
South Korea | 1.1%
Delivery Hero SE Series A 1.000%, 04/30/26 (±)	EUR	500	440,963

Sweden | 0.7%
Fastighets AB Balder, 3.500%, 02/23/28 (±)	EUR	300	273,346

United Kingdom | 0.4%
Just Eat Takeaway.com NV, 1.250%, 04/30/26 (±)	EUR	200	182,427

United States | 118.4%
8x8, Inc., 4.000%, 02/01/28 (±)	USD	416	361,302
Alliant Energy Corp., 3.875%, 03/15/26 (±)	USD	100	99,800
Alphatec Holdings, Inc., 0.750%, 08/01/26 (±)	USD	96	111,817
Alteryx, Inc., 0.500%, 08/01/24 (±)	USD	340	321,300
American Airlines Group, Inc., 6.500%, 07/01/25 (±)	USD	184	236,624
American Water Capital Corp., 3.625%, 06/15/26 (±)	USD	45	45,249
Amyris, Inc., 1.500%, 11/15/26 (±)	USD	938	178,220
Apellis Pharmaceuticals, Inc., 3.500%, 09/15/26 (±)	USD	298	713,785

The accompanying notes are an integral part of these financial statements.

16    Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Arbor Realty Trust, Inc., 7.500%, 08/01/25 (±)	USD	$499	$499,499
Array Technologies, Inc., 1.000%, 12/01/28 (±)	USD	550	630,575
Bentley Systems, Inc., 0.375%, 07/01/27 (±)	USD	186	168,888
Bill Holdings, Inc., 0.000%, 12/01/25 (±)	USD	719	755,309
Blackline, Inc., 0.125%, 08/01/24 (±)	USD	285	285,171
Block, Inc., 0.125%, 03/01/25 (±)	USD	431	408,372
Bloom Energy Corp.:
2.500%, 08/15/25 (±)	USD	419	513,484
3.000%, 06/01/28 (±)	USD	322	367,536
Braemar Hotels & Resorts, Inc., 4.500%, 06/01/26 (±)	USD	499	460,034
Bread Financial Holdings, Inc., 4.250%, 06/15/28 (±)	USD	188	193,212
Bridgebio Pharma, Inc., 2.500%, 03/15/27 (±)	USD	45	35,447
Burlington Stores, Inc., 2.250%, 04/15/25 (±)	USD	500	522,187
Carnival Corp.:
5.750%, 10/01/24 (±)	USD	499	987,770
5.750%, 12/01/27 (±)	USD	186	310,248
Century Aluminum Co., 2.750%, 05/01/28 (±)	USD	293	227,308
Cerence, Inc.:
3.000%, 06/01/25 (±)	USD	324	348,424
1.500%, 07/01/28 (±)	USD	273	274,911
Cheesecake Factory, Inc., 0.375%, 06/15/26 (±)	USD	175	147,656
Chefs’ Warehouse, Inc., 2.375%, 12/15/28 (±)	USD	522	550,223

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    17

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Chegg, Inc.:
0.125%, 03/15/25 (±)	USD	$150	$132,900
0.000%, 09/01/26 (±)	USD	391	294,814
Cinemark Holdings, Inc., 4.500%, 08/15/25 (±)	USD	291	398,495
CMS Energy Corp., 3.375%, 05/01/28 (±)	USD	91	89,954
Collegium Pharmaceutical, Inc., 2.875%, 02/15/29 (±)	USD	535	460,977
CONMED Corp., 2.250%, 06/15/27 (±)	USD	250	280,250
Cutera, Inc., 2.250%, 03/15/26 (±)	USD	140	118,112
Cutera, Inc., 2.250%, 06/01/28 (±)	USD	597	373,925
Danimer Scientific, Inc., 3.250%, 12/15/26 (±)	USD	264	110,563
Desktop Metal, Inc., 6.000%, 05/15/27 (±)	USD	358	433,500
DISH Network Corp., 0.000%, 12/15/25 (±)	USD	246	131,315
DocuSign, Inc., 0.000%, 01/15/24 (±)	USD	492	478,488
Eagle Bulk Shipping, Inc., 5.000%, 08/01/24 (±)	USD	1,041	1,593,555
Encore Capital Group, Inc., 4.000%, 03/15/29 (±)	USD	513	500,688
Envestnet, Inc., 0.750%, 08/15/25 (±)	USD	342	315,495
Etsy, Inc., 0.250%, 06/15/28 (±)	USD	139	108,073
Everbridge, Inc., 0.125%, 12/15/24 (±)	USD	27	24,604
Evolent Health, Inc., 1.500%, 10/15/25 (±)	USD	652	746,939

The accompanying notes are an integral part of these financial statements.

18    Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Exact Sciences Corp., 0.375%, 03/15/27 (±)	USD	$89	$96,064
EZCORP, Inc.:
2.875%, 07/01/24 (±)	USD	637	661,524
3.750%, 12/15/29 (±)	USD	437	432,107
FirstEnergy Corp., 4.000%, 05/01/26 (±)	USD	92	92,000
Fisker, Inc., 2.500%, 09/15/26 (±)	USD	646	297,243
Fiverr International Ltd., 0.000%, 11/01/25 (±)	USD	790	669,051
Freshpet, Inc., 3.000%, 04/01/28 (±)	USD	330	390,473
fuboTV, Inc., 3.250%, 02/15/26 (±)	USD	16	9,249
Granite Construction, Inc., 3.750%, 05/15/28 (±)	USD	195	210,202
Green Plains, Inc., 2.250%, 03/15/27 (±)	USD	247	307,639
Greenbrier Cos., Inc., 2.875%, 04/15/28 (±)	USD	652	645,154
Groupon, Inc., 1.125%, 03/15/26 (±)	USD	35	13,300
Guess, Inc., 3.750%, 04/15/28 (±)	USD	617	612,544
Guidewire Software, Inc., 1.250%, 03/15/25 (±)	USD	357	345,576
HAT Holdings I LLC / HAT Holdings II LLC, 0.000%, 05/01/25 (±)	USD	439	417,347
Health Catalyst, Inc., 2.500%, 04/15/25 (±)	USD	529	511,307
Helix Energy Solutions Group, Inc., 6.750%, 02/15/26 (±)	USD	777	1,030,302
Herbalife Ltd., 4.250%, 06/15/28 (±)	USD	219	227,760

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    19

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Innoviva, Inc., 2.125%, 03/15/28 (±)	USD	$725	$597,317
Insmed, Inc., 0.750%, 06/01/28 (±)	USD	626	528,187
Ionis Pharmaceuticals, Inc., 0.125%, 12/15/24 (±)	USD	159	148,665
Itron, Inc., 0.000%, 03/15/26 (±)	USD	45	40,134
Karyopharm Therapeutics, Inc., 3.000%, 10/15/25 (±)	USD	109	74,393
Liberty Broadband Corp., 3.125%, 03/31/53 (±)	USD	401	393,181
Liberty Media Corp.:
3.750%, 03/15/28 (±)	USD	207	226,665
2.750%, 12/01/49 (±)	USD	645	601,140
0.500%, 12/01/50 (±)	USD	792	879,595
Livent Corp., 4.125%, 07/15/25 (±)	USD	387	1,240,722
Marathon Digital Holdings, Inc., 1.000%, 12/01/26 (±)	USD	647	352,656
Marcus Corp., 5.000%, 09/15/25 (±)	USD	398	596,204
Marriott Vacations Worldwide Corp., 3.250%, 12/15/27 (±)	USD	374	354,926
Match Group Financeco 2, Inc., 0.875%, 06/15/26 (±)	USD	724	652,476
Match Group Financeco 3, Inc., 2.000%, 01/15/30 (±)	USD	279	251,790
Mirum Pharmaceuticals, Inc., 4.000%, 05/01/29 (±)	USD	81	91,247
Mitek Systems, Inc., 0.750%, 02/01/26 (±)	USD	582	510,637
Model N, Inc., 2.625%, 06/01/25 (±)	USD	51	62,743
National Vision Holdings, Inc., 2.500%, 05/15/25 (±)	USD	820	859,360

The accompanying notes are an integral part of these financial statements.

20    Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

NCL Corp. Ltd., 1.125%, 02/15/27 (±)	USD	$67	$62,080
NeoGenomics, Inc., 1.250%, 05/01/25 (±)	USD	326	306,236
NextGen Healthcare, Inc., 3.750%, 11/15/27 (±)	USD	256	249,472
Nutanix, Inc., 0.250%, 10/01/27 (±)	USD	41	34,876
NuVasive, Inc., 0.375%, 03/15/25 (±)	USD	500	452,500
Pacira BioSciences, Inc., 0.750%, 08/01/25 (±)	USD	672	624,960
PagerDuty, Inc., 1.250%, 07/01/25 (±)	USD	194	185,078
Pebblebrook Hotel Trust, 1.750%, 12/15/26 (±)	USD	764	648,731
Penn Entertainment, Inc., 2.750%, 05/15/26 (±)	USD	250	311,000
PennyMac Corp. , 5.500%, 03/15/26 (±)	USD	465	415,012
PennyMac Corp., 5.500%, 11/01/24 (±)	USD	126	118,913
Plug Power, Inc., 3.750%, 06/01/25 (±)	USD	558	1,180,956
Porch Group, Inc., 0.750%, 09/15/26 (±)	USD	292	106,580
Q2 Holdings, Inc.:
0.125%, 11/15/25 (±)	USD	383	333,355
0.750%, 06/01/26 (±)	USD	596	517,887
Realogy Group LLC/Realogy Co.-Issuer Corp., 0.250%, 06/15/26 (±)	USD	29	21,794
Redfin Corp., 0.500%, 04/01/27 (±)	USD	24	16,543
Redwood Trust, Inc., 7.750%, 06/15/27 (±)	USD	393	332,576

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    21

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Revance Therapeutics, Inc., 1.750%, 02/15/27 (±)	USD	$218	$230,862
RingCentral, Inc.:
0.000%, 03/01/25 (±)	USD	231	213,560
0.000%, 03/15/26 (±)	USD	363	303,105
Royal Caribbean Cruises Ltd.:
2.875%, 11/15/23 (±)	USD	350	449,925
6.000%, 08/15/25 (±)	USD	125	275,375
Sabre GLBL, Inc., 4.000%, 04/15/25 (±)	USD	243	192,181
Semtech Corp., 1.625%, 11/01/27 (±)	USD	239	223,585
Shift4 Payments, Inc.:
0.000%, 12/15/25 (±)	USD	700	763,700
0.500%, 08/01/27 (±)	USD	44	39,028
SMART Global Holdings, Inc., 2.000%, 02/01/29 (±)	USD	199	299,595
Snap, Inc., 0.250%, 05/01/25 (±)	USD	201	194,870
SolarEdge Technologies, Inc., 0.000%, 09/15/25 (±)	USD	297	353,727
Southern Co., 3.875%, 12/15/25	USD	37	37,093
Splunk, Inc., 1.125%, 09/15/25 (±)	USD	182	182,455
Starwood Property Trust, Inc., 6.750%, 07/15/27	USD	91	93,275
Summit Hotel Properties, Inc., 1.500%, 02/15/26 (±)	USD	347	296,489
Sunnova Energy International, Inc., 2.625%, 02/15/28 (±)	USD	166	136,310
TPI Composites, Inc., 5.250%, 03/15/28 (±)	USD	17	16,456
Transocean, Inc., 4.625%, 09/30/29 (±)	USD	112	251,066

The accompanying notes are an integral part of these financial statements.

22    Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Two Harbors Investment Corp., 6.250%, 01/15/26 (±)	USD	$396	$354,420
United States Steel Corp., 5.000%, 11/01/26 (±)	USD	619	1,212,930
Upstart Holdings, Inc., 0.250%, 08/15/26 (±)	USD	267	183,563
Upwork, Inc., 0.250%, 08/15/26 (±)	USD	122	99,416
Varex Imaging Corp., 4.000%, 06/01/25 (±)	USD	699	895,132
Veeco Instruments, Inc.:
3.500%, 01/15/25 (±)	USD	63	76,482
3.750%, 06/01/27 (±)	USD	130	256,263
2.875%, 06/01/29 (±)	USD	65	72,508
Ventas Realty LP, 3.750%, 06/01/26 (±)	USD	90	92,025
Virgin Galactic Holdings, Inc., 2.500%, 02/01/27 (±)	USD	127	65,959
Vishay Intertechnology, Inc., 2.250%, 06/15/25 (±)	USD	16	17,550
Wayfair, Inc., 3.500%, 11/15/28 (±)	USD	256	408,576
Winnebago Industries, Inc., 1.500%, 04/01/25 (±)	USD	485	582,000
WisdomTree, Inc., 5.750%, 08/15/28 (±)	USD	79	82,160
Wolfspeed, Inc., 0.250%, 02/15/28 (±)	USD	73	56,283
Workiva, Inc., 1.125%, 08/15/26 (±)	USD	373	525,872
			47,230,223
Total Convertible Corporate Bonds (Cost $56,730,592)			56,828,355

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    23

		Number of	Exercise	Notional	Fair
Description	Counterparty	Contracts	Price	Amount	Value

Lazard Enhanced Opportunities Portfolio (continued)

Purchased Options | 0.1%

Call
Anywhere Real Estate, Inc., Expires 12/15/23	MSC	16	$8	$1,600	$960
Anywhere Real Estate, Inc., Expires 09/15/23	MSC	33	8	3,300	825
Cerence, Inc., Expires 07/21/23	MSC	9	35	900	135
Eagle Bulk Shipping, Inc., Expires 07/21/23	MSC	18	50	1,800	1,440
Match Group, Inc., Expires 07/21/23	MSC	9	45	900	468
Pagerduty, Inc., Expires 07/21/23	MSC	18	25	1,800	270
Penn Entertainment, Inc., Expires 08/18/23	MSC	12	30	1,200	240
Porch Group, Inc., Expires 01/19/24	MSC	18	3	1,800	180
Rapid7, Inc., Expires 07/21/23	MSC	13	55	1,300	715
Redfin Corp., Expires 11/17/23	MSC	9	13	900	2,250
Sofi Technologies, Inc., Expires 10/20/23	MSC	17	10	1,700	1,292
SPDR S+P Regional Banking ETF, Expires 09/15/23	MSC	5	45	500	555
Upwork, Inc., Expires 10/20/23	MSC	33	13	3,300	1,056

Put
Carnival Corp., Expires 07/21/23	MSC	36	30	3,600	252
Groupon, Inc., Expires 10/20/23	MSC	18	8	1,800	1,140
Invesco QQQ Trust Series 1, Expires 07/21/23	MSC	96	341	9,600	4,224

The accompanying notes are an integral part of these financial statements.

24    Semi-Annual Report

		Number of	Exercise	Notional	Fair
Description	Counterparty	Contracts	Price	Amount	Value

Lazard Enhanced Opportunities Portfolio (continued)

Invesco QQQ Trust Series 1, Expires 07/21/23	MSC	50	$352	$5,000	$5,300
Norwegian Cruise Line Holdings, Expires 07/21/23	MSC	18	18	1,800	126
Norwegian Cruise Line Holdings, Expires 07/21/23	MSC	18	19	1,800	198

Total Purchased Options (Cost $78,491)					21,626

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

U.S. Treasury Securities | 6.6%
U.S. Treasury Note, 4.125%, 10/31/27 (±) (Cost $2,645,373)	USD	$2,632	$2,618,223

		Fair
Description	Shares	Value

Short-Term Investments | 14.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $5,840,719)	5,840,719	$5,840,719

Total Investments excluding Securities Sold Short | 164.8% (Cost $65,681,211)		$65,697,320

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    25

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

Securities Sold Short | (105.8)%

Common Stocks | (67.8)%

Argentina | 0.0%
MercadoLibre, Inc.	(1)	$(1,184)

Austria | (0.1)%
ams-OSRAM AG	(6,301)	(45,372)

Canada | (1.1)%
Ivanhoe Mines Ltd., Class A	(38,809)	(354,474)
Lithium Americas Corp.	(1,535)	(31,022)
Shopify, Inc., Class A	(322)	(20,801)
StorageVault Canada, Inc.	(8,003)	(35,341)
		(441,638)
China | (1.3)%
Li Auto, Inc. ADR	(12,492)	(438,469)
NIO, Inc. ADR	(6,247)	(60,534)
		(499,003)
Hong Kong | (1.1)%
Cathay Pacific Airways Ltd.	(442,500)	(453,193)

Israel | 0.0%
Camtek Ltd.	(44)	(1,568)

Netherlands | (0.1)%
Pharming Group NV	(42,239)	(49,603)

Panama | (6.8)%
Copa Holdings SA, Class A	(24,308)	(2,687,979)

Saudi Arabia | (0.3)%
Fastighets AB Balder, B Shares	(31,156)	(113,851)

The accompanying notes are an integral part of these financial statements.

26    Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

Singapore | (0.5)%
Sea Ltd. ADR	(3,168)	$(183,871)

South Korea | (1.0)%
Delivery Hero SE	(9,233)	(407,023)

United States | (55.5)%
3D Systems Corp.	(68)	(675)
8x8, Inc.	(44,325)	(187,495)
Airbnb, Inc., Class A	(41)	(5,426)
Alliant Energy Corp.	(483)	(25,348)
Alphatec Holdings, Inc.	(4,097)	(73,664)
American Airlines Group, Inc.	(8,074)	(144,848)
American Water Works Co., Inc.	(56)	(7,994)
Anywhere Real Estate, Inc.	(7,328)	(48,951)
Apellis Pharmaceuticals, Inc.	(7,025)	(639,977)
Arbor Realty Trust, Inc. REIT	(13,725)	(203,404)
Array Technologies, Inc.	(19,788)	(447,209)
ATI, Inc.	(171)	(7,563)
Beauty Health Co.	(476)	(3,984)
Bentley Systems, Inc., Class B	(481)	(26,085)
Bills Holdings, Inc.	(2,609)	(304,862)
Block, Inc.	(782)	(52,058)
Bloom Energy Corp., Class A	(30,260)	(494,751)
Braemar Hotels & Resorts, Inc. REIT	(47,241)	(189,909)
Bread Financial Holdings, Inc.	(3,472)	(108,986)
Bridgebio Pharma, Inc.	(754)	(12,969)
Carnival Corp.	(58,919)	(1,109,445)
Century Aluminum Co.	(11,795)	(102,852)
Cerence, Inc.	(7,395)	(216,156)
Charter Communications, Inc., Class A	(382)	(140,335)
Cheesecake Factory, Inc.	(433)	(14,973)
Chefs’ Warehouse, Inc.	(9,070)	(324,343)
Cinemark Holdings, Inc.	(7,099)	(117,133)
CMS Energy Corp.	(415)	(24,381)
Coherus Biosciences, Inc.	(2,348)	(10,026)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    27

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

Collegium Pharmaceutical, Inc.	(10,210)	$(219,413)
CONMED Corp.	(1,214)	(164,970)
Cutera, Inc.	(9,172)	(138,772)
Danimer Scientific, Inc.	(8,750)	(20,825)
Datadog, Inc., Class A	(628)	(61,783)
Desktop Metal, Inc., Class A	(177,523)	(314,216)
DigitalOcean Holdings, Inc.	(579)	(23,241)
Dynavax Technologies Corp.	(8,873)	(114,639)
Eagle Bulk Shipping, Inc.	(30,052)	(1,443,698)
Encore Capital Group, Inc.	(5,771)	(280,586)
Envestnet, Inc.	(478)	(28,369)
Envista Holdings Corp. (±)	(140)	(4,738)
Etsy, Inc.	(214)	(18,106)
Evolent Health, Inc., Class A	(13,233)	(400,960)
Exact Sciences Corp.	(572)	(53,711)
EZCORP, Inc. Class A	(60,224)	(504,677)
FirstEnergy Corp.	(573)	(22,278)
Five9, Inc.	(217)	(17,892)
Freshpet, Inc.	(3,810)	(250,736)
Granite Construction, Inc.	(2,804)	(111,543)
Green Plains, Inc.	(6,022)	(194,149)
Greenbrier Cos., Inc.	(7,536)	(324,802)
Groupon, Inc.	(56)	(331)
Guess?, Inc.	(8,586)	(166,998)
Guidewire Software, Inc.	(572)	(43,518)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	(1,454)	(36,350)
Harmonic, Inc.	(1,511)	(24,433)
Health Catalyst, Inc.	(657)	(8,212)
Helix Energy Solutions Group, Inc.	(83,842)	(618,754)
Herbalife Ltd.	(9,841)	(130,295)
HubSpot, Inc.	(53)	(28,201)
I3 Verticals, Inc., Class A	(451)	(10,310)
Innoviva, Inc.	(7,975)	(101,522)
Inotiv, Inc.	(1,335)	(6,368)
Insmed, Inc.	(14,336)	(302,490)

The accompanying notes are an integral part of these financial statements.

28    Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

Itron, Inc.	(124)	$(8,940)
LCI Industries	(261)	(32,980)
Liberty Media Corp.-Liberty SiriusXM	(3,105)	(101,875)
Live Nation Entertainment, Inc.	(5,790)	(527,527)
Livent Corp.	(43,537)	(1,194,220)
Lucid Group, Inc.	(1,882)	(12,967)
Marathon Digital Holdings, Inc.	(4,956)	(68,690)
Marcus Corp.	(32,729)	(485,371)
Marriott Vacations Worldwide Corp.	(752)	(92,285)
Match Group, Inc.	(4,236)	(177,277)
Mesa Laboratories, Inc.	(26)	(3,341)
Mirum Pharmaceuticals, Inc.	(2,004)	(51,843)
Mitek Systems, Inc.	(11,957)	(129,614)
Model N, Inc.	(1,117)	(39,497)
MongoDB, Inc.	(413)	(169,739)
National Vision Holdings, Inc.	(7,226)	(175,520)
NeoGenomics, Inc.	(1,069)	(17,179)
NextGen Healthcare, Inc.	(5,413)	(87,799)
Norwegian Cruise Line Holdings Ltd.	(8,229)	(179,145)
Nutanix, Inc., Class A	(331)	(9,285)
Pacira BioSciences, Inc.	(2,341)	(93,804)
PagerDuty, Inc.	(1,348)	(30,303)
Pebblebrook Hotel Trust REIT	(4,301)	(59,956)
Penn Entertainment, Inc.	(7,684)	(184,646)
PennyMac Mortgage Investment Trust	(5,176)	(69,772)
PetIQ, Inc.	(1,047)	(15,883)
Plug Power, Inc.	(105,235)	(1,093,392)
Q2 Holdings, Inc.	(912)	(28,181)
Redfin Corp.	(1,885)	(23,412)
Redwood Trust, Inc. REIT	(11,669)	(74,331)
Repay Holdings Corp.	(1,561)	(12,223)
Revance Therapeutics, Inc.	(4,841)	(122,526)
Royal Caribbean Cruises Ltd.	(5,702)	(591,525)
Sabre Corp.	(11,981)	(38,219)
Semtech Corp.	(4,064)	(103,469)
Shift4 Payments, Inc., Class A	(6,101)	(414,319)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    29

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

SMART Global Holdings, Inc.	(8,276)	$(240,087)
SoFi Technologies, Inc.	(2,200)	(18,348)
SolarEdge Technologies, Inc.	(756)	(203,402)
Southern Co.	(112)	(7,868)
Splunk, Inc.	(255)	(27,053)
Starwood Property Trust, Inc. REIT	(1,345)	(26,093)
Summit Hotel Properties, Inc. REIT	(12,335)	(80,301)
Sunnova Energy International, Inc.	(3,775)	(69,120)
TechTarget, Inc.	(10)	(311)
TPI Composites, Inc.	(901)	(9,343)
Transocean Ltd.	(30,872)	(216,413)
United States Steel Corp.	(41,912)	(1,048,219)
Varex Imaging Corp.	(26,684)	(628,942)
Veeco Instruments, Inc.	(10,513)	(269,974)
Ventas, Inc. REIT	(378)	(17,868)
Virgin Galactic Holdings, Inc.	(8,759)	(33,985)
Vishay Intertechnology, Inc.	(217)	(6,380)
Wayfair, Inc., Class A	(7,670)	(498,627)
Winnebago Industries, Inc.	(5,721)	(381,533)
WisdomTree, Inc.	(5,371)	(36,845)
Wolfspeed, Inc.	(342)	(19,012)
Workiva, Inc.	(3,763)	(382,547)
Zillow Group, Inc. Class C	(1,691)	(84,990)
Zscaler, Inc.	(562)	(82,221)
		(22,148,225)
Total Common Stocks (Proceeds $24,983,110)		(27,032,510)

The accompanying notes are an integral part of these financial statements.

30    Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Enhanced Opportunities Portfolio (continued)

Convertible Corporate Bonds | (0.3)%

United States | (0.3)%
Wayfair, Inc. 0.625%, 10/01/2025	USD	$(120,000)	$(102,731)
(Proceeds $97,140)			(102,731)

Description		Shares	Fair Value

Exchange-Traded Funds | (10.1)%
Invesco QQQ Trust Series 1		(3,774)	$(1,394,191)
iShares iBoxx High Yield Corporate Bond ETF		(35,227)	(2,644,491)
			(4,038,682)
Total Exchange-Traded Funds (Proceeds $3,949,292)			(4,038,682)

Description	Security Currency	Principal Amount (000)	Fair Value

U.S. Treasury Securities | (27.6)%
U.S. Treasury Bill, 0.000%, 07/06/23	USD	$(11,000)	$(10,995,465)
(Proceeds $10,992,998)			(10,995,465)

Total Securities Sold Short (Proceeds $40,022,540)			(42,169,388)

Total Investments | 59.0% (Cost and short proceeds $25,658,671) (»)			23,527,932

Cash and Other Assets in Excess of Liabilities | 41.0%			16,344,117

Net Assets | 100.0%			$39,872,049

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    31

Lazard Enhanced Opportunities Portfolio (continued)

Forward Currency Contracts open at June 30, 2023:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation

USD	57,273	AUD	84,000	SSB	09/28/23	$1,184
USD	51,745	CAD	68,000	SSB	09/28/23	347
USD	1,742,592	EUR	1,579,000	SSB	09/28/23	12,298
USD	324,751	HKD	2,537,000	SSB	09/28/23	361
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$14,190

Written Options open at June 30, 2023:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount	Premiums	Fair Value

Put
Redfin Corp.	MSC	14	$9	11/17/23	$1,400	$1,986	$(1,330)
SPDR S+P
Regional Banking ETF	MSC	5	35	09/15/23	500	840	(375)
Upwork, Inc.	MSC	15	7.5	10/20/23	$1,500	675	(525)
Total Written Options		34				$3,501	$(2,230)

Total Return Swap Agreements open at June 30, 2023:

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	*	Unrealized Appreciation	Unrealized Depreciation

Long Position Contract

USD	NIP	$222,244	11/30/27	3D Systems Corp., 0.000%, 11/15/26	5.07%		$5,183	$—
USD	BNP	427,193	09/22/23	Airbnb, Inc., 0.000%, 03/15/26	5.07		4,810	—
USD	NIP	131,776	11/30/27	Alphatec Holdings, Inc., 0.750%, 08/01/26	5.07		6,830	—
USD	NIP	934,544	11/30/27	ATI, Inc., 3.500%, 06/15/25	5.07		132,656	—
USD	NIP	480,444	11/30/27	Avid SPV LLC, 1.250%, 03/15/26	5.07		—	66,741

The accompanying notes are an integral part of these financial statements.

32    Semi-Annual Report

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	*	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$503,539	09/22/23	Beauty Health Co., 1.250%, 10/01/26	5.07%		$—	$14,915
USD	BNP	539,529	09/22/23	Blackline, Inc., 0.000%, 03/15/26	5.07		—	2,390
USD	NIP	55,401	11/30/27	Camtek, Ltd., 0.000%, 12/01/26	5.07		952	—
USD	NIP	312,187	11/30/27	Cloudflare, Inc., 0.000%, 08/15/26	5.07		6,168	—
USD	BNP	547,442	09/22/23	Coherus Biosciences, Inc., 1.500%, 04/15/26	5.07		25,880	—
USD	BNP	168,275	09/22/23	Confluent, Inc., 0.000%, 01/15/27	5.07		21,332	—
USD	NIP	471,578	11/30/27	Datadog, Inc., 0.125%, 06/15/25	5.07		50,496	—
USD	BNP	496,136	09/22/23	DigitalOcean Holdings, Inc., 0.000%, 12/01/26	5.07		31,329	—
USD	NIP	303,747	11/30/27	DISH Network Corp., 3.375%, 08/15/26	5.07		—	76,709
USD	BNP	92,008	09/22/23	Duke Energy Corp., 4.125%, 04/15/26	5.07		—	1,940
CAD	BNP	455,900	09/22/23	Dye & Durham, Ltd., 3.750%, 03/01/26	5.07		5,418	—
USD	NIP	1,177,115	11/30/27	Dynavax Technologies Corp., 2.500%, 05/15/26	5.07		—	3,940
USD	BNP	470,113	09/22/23	Encore Capital Group, Inc., 3.250%, 10/01/25	5.07		—	57,961
USD	NIP	997,410	11/30/27	Envista Holdings Corp., 2.375%, 06/01/25	5.07		—	58,122
USD	BNP	237,503	09/22/23	Etsy, Inc., 0.125%, 10/01/26	5.07		—	79,499
USD	BNP	179,547	09/22/23	Everbridge, Inc., 0.000%, 03/15/26	5.07		—	1,097
USD	BNP	147,907	09/22/23	Everbridge, Inc., 0.125%, 12/24/26	5.07		627	—
USD	BNP	435,549	09/22/23	Five9, Inc., 0.500%, 06/01/25	5.07		14,841	—
USD	BNP	141,366	09/22/23	Groupon, Inc., 1.125%, 03/15/26	5.07		—	58,526
USD	BNP	577,863	09/22/23	Harmonic, Inc., 2.000%, 09/01/24	5.07		37,817	—
USD	NIP	891,649	11/30/27	HubSpot, Inc., 0.375%, 06/01/25	5.07		61,274	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    33

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	*	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$434,191	09/22/23	i3 Verticals LLC, 1.000%, 02/15/25	5.07%		$—	$5,281
USD	BNP	254,763	09/22/23	Inotiv, Inc., 3.250%, 10/15/27	5.07		11,653	—
USD	NIP	187,119	11/30/27	JetBlue Airways Corp., 0.500%, 04/01/26	5.07		16,966	—
USD	BNP	1,354,198	09/22/23	Kaman Corp., 3.250%, 05/01/24	5.07		—	2,870
USD	NIP	465,983	11/30/27	LCI Industries, 1.125%, 05/15/26	5.07		11,962	—
USD	NIP	403,645	11/30/27	LendingTree, Inc., 0.500%, 07/15/25	5.07		2,735	—
USD	BNP	452,703	09/22/23	Liberty Interactive LLC, 4/000%, 11/15/29	5.07		—	231,223
USD	BNP	944,024	09/22/23	Liberty Interactive LLC, 3.750%, 02/15/30	5.07		—	465,329
USD	NIP	353,166	11/30/27	Lucid Group, Inc., 1.250%, 12/15/26	5.07		1,721	—
USD	NIP	629,924	11/30/27	MannKind Corp., 2.500%, 03/01/26	5.07		—	79,944
USD	BNP	236,623	09/22/23	Marriott Vacations Worldwide Corp., 0.000%, 01/15/26	5.07		—	19,584
USD	BNP	802,000	09/22/23	Maxeon Solar Technologies, Ltd., 6.500%, 07/15/25	5.07		—	29,372
USD	NIP	1,347,433	11/30/27	MercadoLibre, Inc.,, 2.000%, 08/15/28	5.07		—	13,784
USD	BNP	316,460	09/22/23	Mesa Laboratories, Inc. 1.375%, 08/15/25	5.07		—	15,831
USD	BOA	797,196	05/31/24	MongoDB, Inc., 0.250%, 01/15/26	5.07		316,751	—
USD	BNP	704,918	09/22/23	NCL Corp., Ltd., 5.375%, 08/01/25	5.07		110,457	—
USD	BNP	273,650	09/22/23	NCL Corp., Ltd., 6.000%, 05/15/24	5.07		92,216	—
USD	BNP	438,125	09/22/23	NCL Corp., Ltd., 2.500%, 02/15/27	5.07		97,957	—
USD	BNP	312,137	09/22/23	NCL Corp., Ltd., 1.125%, 02/15/27	5.07		84,431	—
USD	NIP	80,308	11/30/27	NIO, Inc., 0.000%, 02/01/26	5.07		6,734	—

The accompanying notes are an integral part of these financial statements.

34    Semi-Annual Report

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	*	Unrealized Appreciation	Unrealized Depreciation

USD	NIP	$272,259	11/30/27	PAR Technology Corp., 1.500%, 10/15/27	5.07%		$4,575	$—
USD	NIP	548,116	11/30/27	Pegasystems, Inc., 0.750%, 03/01/25	5.07		1,423	—
USD	BNP	413,944	09/22/23	PetIQ, Inc., 4.000%, 06/01/26	5.07		32,497	—
USD	BNP	386,856	09/22/23	Porch Group, Inc., 0.750%, 09/15/26	5.07		—	141,211
USD	BNP	64,930	09/22/23	Rapid7, Inc., 0.250%, 03/15/27	5.07		4,920	—
USD	NIP	528,491	11/30/27	Realogy Group LLC / Realogy Co-Issuer Corp., 0.250%, 06/15/26	5.07		18,601	—
USD	BNP	201,096	09/22/23	Redfin Corp., 0.500%, 04/01/27	5.07		75,315	—
USD	BNP	238,372	09/22/23	Redwood Trust, Inc., 4.750%, 08/15/23	5.07		—	661
USD	BNP	279,127	09/22/23	Repay Holdings Corp., 0.000%, 02/01/26	5.07		24,495	—
USD	BNP	236,566	09/22/23	Shift Technologies Inc., 4.750%, 05/15/26	5.07		—	138,816
USD	BNP	348,099	09/22/23	Shopify, Inc., 0.125%, 11/01/25	5.07		16,301	—
USD	NIP	509,057	11/30/27	Snap, Inc., 0.750%, 08/01/26	5.07		8,717	—
USD	NIP	165,705	11/30/27	Snap, Inc., 0.250%, 05/01/25	5.07		1,049	—
USD	NIP	607,381	11/30/27	Snap, Inc., 0.125%, 03/01/28	5.07		—	8,755
USD	BNP	209,036	09/22/23	SoFi Technologies, Inc., 0.000%, 10/15/26	5.07		13,963	—
USD	BNP	14,925	09/22/23	Splunk, Inc., 1.125%, 06/15/27	5.07		—	177
USD	BNP	348,455	09/22/23	Spotify USA, Inc., 0.000%, 03/15/26	5.07		10,435	—
USD	BNP	287,386	09/22/23	TechTarget, Inc., 0.000%, 12/15/26	5.07		2,973	—
USD	NIP	596,290	11/30/27	Topgolf Callaway Brands Corp., 2.750%, 05/01/26	5.07		—	22,162
USD	NIP	359,994	11/30/27	Travere Therapeutics, Inc., 2.250%, 03/01/29	5.07		—	62,376

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    35

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	*	Unrealized Appreciation	Unrealized Depreciation

USD	NIP	$164,397	11/30/27	Uber Technologies, Inc., 0.000%, 12/15/26	5.07%		$1,584	$—
USD	NIP	709,970	11/30/27	Unity Software, Inc., 0.000%, 11/15/26	5.07		6,752	—
USD	NIP	46,645	11/30/27	Wayfair, Inc., 1.000%, 08/15/26	5.07		20,388	—
USD	NIP	513,906	11/30/27	Wayfair, Inc., 3.250%, 09/15/27	5.07		255,821	—
USD	BNP	123,076	09/22/23	Xometry, Inc., 1.000%, 02/01/27	5.07		14,607	—
USD	BNP	522,789	09/22/23	Zillow Group, Inc., 0.750%, 09/01/24	5.07		9,766	—
USD	NIP	668,591	11/30/27	Zscaler, Inc., 0.125%, 07/01/25	5.07		25,515	—

Short Position Contract

USD	NIP	27,031	11/30/27	3D Systems Corp .	5.07		—	1,775
USD	BNP	32,127	09/22/23	Airbnb Inc.	5.07		—	938
USD	NIP	78,506	11/30/27	Alphatec Holdings Inc.	5.07		—	7,277
USD	NIP	21,561	11/30/27	Anywhere Real Estate Inc.	5.07		1,581	—
USD	BOA	2,825	05/31/24	Arbor Realty Trust, Inc.	5.07		—	495
USD	NIP	874,164	11/30/27	Ati Inc.	5.07		—	141,179
USD	NIP	269,596	11/30/27	Avid Bioservices Inc.	5.07		63,790	—
USD	BNP	39,848	09/22/23	Beauty Health Co.	5.07		4,393	—
USD	BNP	31,561	09/22/23	Bentley Systems, Inc.	5.07		—	8,569
USD	BNP	53,214	09/22/23	Blackline Inc.	5.07		6,068	—
USD	BNP	157,644	09/22/23	Burlington Stores, Inc.	5.07		12,058	—
USD	NIP	16,827	11/30/27	Camtak Ltd.	5.07		—	1,308
USD	BOA	152,031	05/31/24	Cinemark Holdings, Inc.	5.07		—	4,653
USD	NIP	29,781	11/30/27	Cloudflare Inc.	5.07		—	812
USD	BNP	61,657	09/22/23	Coherus Biosciences Inc.	5.07		—	7,444
USD	BNP	18,796	09/22/23	Confluent Inc.	5.07		—	5,603
USD	NIP	211,567	11/30/27	Datadog Inc.	5.07		—	40,581
USD	BNP	12,473	09/22/23	Digitalocean Holdings Inc.	5.07		—	1,295
USD	BNP	1,910	09/22/23	Dish Network Corp.	5.07		19	—
USD	NIP	20,503	11/30/27	Dish Network Corp.	5.07		12,331	—
USD	BNP	4,962	09/22/23	Duke Energy Corp.	5.07		116	—

The accompanying notes are an integral part of these financial statements.

36    Semi-Annual Report

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	*	Unrealized Appreciation	Unrealized Depreciation

CAD	BNP	$25,573	09/22/23	Dye & Durham Ltd.	5.07%		$—	$2,752
USD	NIP	694,128	11/30/27	Dynavax Technologies Corp.	5.07		—	42,777
USD	BNP	366,681	09/22/23	Encore Capital Group, Inc.	5.07		53,909	—
USD	NIP	858,960	11/30/27	Envista Holdings Corp.	5.07		38,746	—
USD	BNP	163,763	09/22/23	Etsy Inc.	5.07		67,901	—
USD	BOA	108,518	05/31/24	Fisker, Inc.	5.07		11,059	—
USD	BNP	51,982	09/22/23	Five9 Inc.	5.07		—	14,472
USD	BOA	8,830	05/31/24	Greenbrier Cos. Inc.	5.07		—	5,177
USD	BNP	17,533	09/22/23	Groupon Inc.	5.07		4,406	—
USD	BNP	107,700	09/22/23	Guess Inc.	5.07		—	32,164
USD	BNP	524,290	09/22/23	Harmonic Inc.	5.07		—	35,548
USD	NIP	41,248	11/30/27	Health Catalyst Inc.	5.07		585	—
USD	NIP	782,920	11/30/27	Hubspot Inc.	5.07		—	58,846
USD	BNP	74,455	09/22/23	I3 Verticals Inc.	5.07		3,772	—
USD	BNP	5,725	09/22/23	Innoviva Inc.	5.07		—	42
USD	BNP	13,349	09/22/23	Inotiv Inc.	5.07		—	1,977
USD	BOA	346,538	05/31/24	iShares iBoxx High Yield Corporate Bond ETF	5.07		—	4,489
USD	NIP	17,713	11/30/27	Jetblue Airways Corp.	5.07		—	2,913
USD	BNP	15,601	09/22/23	Karyopharm Therapeutics Inc.	5.07		10,070	—
USD	NIP	154,771	11/30/27	LCI Industries.	5.07		—	10,003
USD	NIP	18,780	11/30/27	Lucid Group Inc.	5.07		9,940	—
USD	NIP	504,689	11/30/27	Mannkind Corp.	5.07		115,658	—
USD	BNP	112,230	09/22/23	Marriott Vacations World	5.07		14,177	—
USD	BNP	709,609	09/22/23	Maxeon Solar Technologie	5.07		24,335	—
USD	NIP	1,267,123	11/30/27	Mercadolibre Inc.	5.07		12,631	—
USD	BNP	37,509	09/22/23	Mesa Laboratories Inc.	5.07		6,669	—
USD	BOA	540,615	05/31/24	Mongodb Inc.	5.07		—	280,132
USD	NIP	266,975	11/30/27	National Vision Holdings Inc.	5.07		93,398	—
USD	BNP	36,764	09/22/23	Neogenomics Inc.	5.07		4,303	—
USD	BNP	726,520	09/22/23	Norwegian Cruise Line Holdings Ltd.	5.07		—	331,175
USD	NIP	79,047	11/30/27	Par Technology Corp.	5.07		—	3,014

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    37

Lazard Enhanced Opportunities Portfolio (concluded)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity^	Rate	*	Unrealized Appreciation	Unrealized Depreciation

USD	BOA	$151,682	05/31/24	Pebblebrook Hotel Trust	5.07%		$—	$4,363
USD	BNP	72,596	09/22/23	PetIQ Inc.	5.07		—	40,800
USD	BNP	1,447	09/22/23	Porch Group Inc.	5.07		562	—
USD	NIP	32,643	11/30/27	Q2 Holdings Inc.	5.07		—	2,521
USD	BNP	7,019	09/22/23	Rapid7 Inc.	5.07		—	1,675
USD	BNP	1,739	09/22/23	Redfin Corp.	5.07		—	2,583
USD	BOA	15,635	05/31/24	Redwood Trust, Inc.	5.07		—	1,188
USD	BNP	10,846	09/22/23	Repay Holdings Corp.	5.07		2,163	—
USD	BNP	14,490	09/22/23	Royal Caribbean Cruises Ltd.	5.07		—	6,258
USD	BNP	25,177	09/22/23	Shopify, Inc.	5.07		—	7,058
USD	NIP	265,373	11/30/27	Snap Inc.	5.07		—	25,133
USD	BNP	24,190	09/22/23	Sofi Technologies Inc.	5.07		—	11,080
USD	BNP	20,926	09/22/23	Spotify Technology SA	5.07		—	3,157
USD	BNP	9,963	09/22/23	Techtarget	5.07		904	—
USD	NIP	422,264	11/30/27	Topgolf Callaway Brands	5.07		21,214	—
USD	BNP	1,330	11/30/27	Travere Therapeutics Inc.	5.07		362	—
USD	NIP	170,774	09/22/23	Travere Therapeutics Inc.	5.07		48,447	—
USD	NIP	32,709	11/30/27	Uber Technologies Inc.	5.07		—	1,266
USD	BNP	3,135	09/22/23	Unity Software Inc.	5.07		—	208
USD	NIP	8,914	11/30/27	Unity Software Inc.	5.07		—	3,634
USD	NIP	32,561	11/30/27	Veeco Instruments Inc.	5.07		—	7,834
USD	NIP	211,147	11/30/27	Wayfair Inc.	5.07		—	164,546
USD	BNP	32,084	09/22/23	Xometry Inc.	5.07		—	8,179
USD	BNP	198,378	09/22/23	Zillow Group Inc.	5.07		—	24,576
USD	NIP	283,711	11/30/27	Zscaler Inc.	5.07		—	21,032
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements							$2,354,460	$3,043,717

^	For long position contracts the Portfolio pays depreciation of the referenced entity and for short position contracts the Portfolio receives depreciation of the referenced entity.

*	For long position contracts the Portfolio receives appreciation and dividends/interest, as well as financing charges at the referenced rate and for short position contracts the Portfolio pays appreciation and dividends/interest, as well as financing charges at the referenced rate.

The accompanying notes are an integral part of these financial statements.

38    Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio

Common Stocks | 58.6%

Australia | 1.1%
AGL Energy Ltd.	638	$4,614
BlueScope Steel Ltd.	347	4,787
Brambles Ltd.	1,382	13,301
Coles Group Ltd.	579	7,116
Computershare Ltd. ADR	1,168	18,396
Coronado Global Resources, Inc.	3,064	3,156
GrainCorp Ltd., Class A	804	4,214
Incitec Pivot Ltd.	1,500	2,755
Newcrest Mining Ltd.	268	4,788
Northern Star Resources Ltd.	516	4,189
Perseus Mining Ltd.	5,459	6,062
Qantas Airways Ltd. (*)	2,263	9,384
Sandfire Resources Ltd. (*)	935	3,707
Telstra Group Ltd.	5,069	14,549
Ventia Services Group Pty. Ltd.	2,251	4,560
WiseTech Global Ltd.	145	7,768
Yancoal Australia Ltd.	3,759	11,529
		124,875
Austria | 0.0%
ANDRITZ AG	80	4,464

Belgium | 0.0%
Warehouses De Pauw CVA REIT	107	2,935

Canada | 2.0%
Alamos Gold, Inc., Class A	404	4,812
Atco Ltd., Class I	112	3,335
Birchcliff Energy Ltd.	526	3,113
Canadian Natural Resources Ltd.	74	4,160
CGI, Inc. (*)	40	4,218
Constellation Software, Inc.	19	39,366
Dollarama, Inc.	191	12,936

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    39

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Fairfax Financial Holdings Ltd.	7	$5,243
Hydro One Ltd.	662	18,914
International Petroleum Corp. (*)	649	5,316
Loblaw Cos. Ltd.	37	3,387
Manulife Financial Corp.	1,774	33,532
Metro, Inc.	318	17,960
Parex Resources, Inc.	248	4,972
Quebecor, Inc., Class B	338	8,330
Rogers Communications, Inc., Class B	75	3,422
Shopify, Inc. Class A (*)	88	5,688
Teck Resources, Ltd., Class B	123	5,175
Teekay Tankers Ltd., Class A	102	3,900
Toronto-Dominion Bank	559	34,664
		222,443
China | 0.3%
NXP Semiconductors NV	161	32,953

Denmark | 0.8%
Carlsberg AS, Class B ADR	891	28,539
Novo Nordisk AS, Class B	379	61,213
		89,752
Finland | 0.3%
Kone Oyj, ADR	796	20,799
Nordea Bank Abp	870	9,494
		30,293
France | 2.1%
AXA SA	154	4,550
BNP Paribas SA	246	15,540
Bureau Veritas SA ADR	327	18,044
Cie de Saint-Gobain	278	16,935
Cie Generale des Etablissements Michelin SCA	99	2,926
Hermes International	2	4,351

The accompanying notes are an integral part of these financial statements.

40    Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Legrand SA ADR	952	$18,850
LVMH Moet Hennessy Louis Vuitton SE ADR	166	31,347
Orange SA	1,993	23,311
Pernod Ricard SA ADR	527	23,135
Societe Generale SA	463	12,053
Thales SA ADR	916	27,489
TotalEnergies SE	458	26,249
Vinci SA	110	12,785
		237,565
Germany | 0.8%
Bayerische Motoren Werke AG	213	26,160
Beiersdorf AG	102	13,495
Commerzbank AG	401	4,440
Deutsche Bank AG	1,413	14,827
Mercedes-Benz Group AG	58	4,668
Merck KGaA ADR	573	18,995
Rheinmetall AG	15	4,119
Telefonica Deutschland Holding AG	1,635	4,595
		91,299
Hong Kong | 0.3%
AIA Group Ltd. ADR	517	21,057
Jardine Matheson Holdings Ltd.	100	5,072
Swire Pacific Ltd., Class A	1,000	7,694
WH Group Ltd.	9,500	5,049
		38,872
Israel | 0.3%
Bank Hapoalim BM	1,697	13,918
Bezeq The Israeli Telecommunication Corp. Ltd.	5,778	7,075
Elbit Systems Ltd.	25	5,211
Perion Network Ltd. (*)	120	3,680
		29,884

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    41

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Italy | 0.4%
Banco BPM SpA	1,132	$5,270
Intesa Sanpaolo SpA	4,951	13,013
Poste Italiane SpA	803	8,712
Saras SpA	3,701	4,593
Terna - Rete Elettrica Nazionale	538	4,583
UniCredit SpA	222	5,177
		41,348
Japan | 4.4%
ABC-Mart, Inc.	200	10,836
Bank of Kyoto Ltd.	100	5,024
Concordia Financial Group Ltd.	2,400	9,459
Daiwa House Industry Co. Ltd.	200	5,286
Daiwa Securities Group, Inc.	2,100	10,866
Electric Power Development Co. Ltd.	1,900	27,928
FUJIFILM Holdings Corp.	100	5,939
Hachijuni Bank Ltd.	1,700	7,415
Honda Motor Co. Ltd.	500	15,104
Japan Post Bank Co. Ltd.	2,200	17,236
Japan Post Holdings Co. Ltd.	7,400	53,210
Japan Post Insurance Co. Ltd.	300	4,510
Japan Real Estate Investment Corp. REIT	1	3,805
Japan Tobacco, Inc.	200	4,384
Kansai Electric Power Co., Inc.	1,800	22,615
Kawasaki Heavy Industries Ltd.	200	5,136
KDDI Corp.	500	15,453
Kyushu Railway Co.	400	8,593
Lawson, Inc.	200	8,885
Mazda Motor Corp.	500	4,887
Mebuki Financial Group, Inc.	2,300	5,500
Mitsubishi Motors Corp.	1,200	4,224
Mizuho Financial Group, Inc.	1,300	19,842
MS&AD Insurance Group Holdings, Inc.	300	10,690
Nihon Kohden Corp.	300	8,018
Nintendo Co. Ltd. ADR	1,978	22,510

The accompanying notes are an integral part of these financial statements.

42    Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Nippon Building Fund, Inc. REIT	1	$3,934
Nippon Express Holdings, Inc.	100	5,640
Nippon Telegraph & Telephone Corp.	10,000	11,849
Nisshinbo Holdings, Inc.	1,200	9,969
Nomura Real Estate Holdings, Inc.	200	4,758
Osaka Gas Co. Ltd.	900	13,806
Otsuka Holdings Co. Ltd.	400	14,660
Rengo Co. Ltd.	600	3,703
Sankyo Co. Ltd.	300	12,141
Sega Sammy Holdings, Inc.	500	10,700
Shimano, Inc. ADR	916	15,270
Shin-Etsu Chemical Co. Ltd.	200	6,647
Shizuoka Financial Group, Inc.	1,300	9,444
Softbank Corp.	1,300	13,907
Sumco Corp.	300	4,246
Sumitomo Mitsui Financial Group, Inc.	100	4,280
Tokyo Gas Co. Ltd.	700	15,293
Tokyu Fudosan Holdings Corp.	1,700	9,730
Toyota Motor Corp.	300	4,794
Yamazaki Baking Co. Ltd.	300	4,062
		496,188
Luxembourg | 0.0%
ArcelorMittal SA	155	4,223

Netherlands | 1.2%
ASM International NV	49	20,875
ASML Holding NV	3	2,172
Eurocommercial Properties NV REIT	353	8,195
ING Groep NV	910	12,289
Koninklijke Ahold Delhaize NV	133	4,537
Koninklijke KPN NV	1,034	3,691
NN Group NV	97	3,599
Shell PLC	815	24,266
Wolters Kluwer NV	106	13,459
Wolters Kluwer NV ADR	359	45,636
		138,719

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    43

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

New Zealand | 0.1%
Spark New Zealand Ltd.	2,910	$9,096

Norway | 0.0%
Orkla ASA	575	4,129

Portugal | 0.0%
Jeronimo Martins SGPS SA	171	4,715

Singapore | 0.4%
Jardine Cycle & Carriage Ltd.	400	10,324
Sembcorp Industries Ltd.	4,100	17,450
STMicroelectronics NV	267	13,283
		41,057
Spain | 0.6%
Banco Bilbao Vizcaya Argentaria SA	1,316	10,147
Banco Santander SA	886	3,287
Iberdrola SA	1,899	24,805
Industria de Diseno Textil SA	105	4,080
Industria de Diseno Textil SA ADR	1,186	23,044
		65,363
Sweden | 0.8%
Assa Abloy AB ADR	1,380	16,615
Epiroc AB ADR	1,946	36,819
Hexagon AB ADR	2,505	30,711
		84,145
Switzerland | 0.7%
ABB Ltd. ADR	935	36,699
Swatch Group AG ADR	1,930	28,178
Swisscom AG	27	16,844
		81,721

The accompanying notes are an integral part of these financial statements.

44    Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

United Kingdom | 1.9%
BAE Systems PLC	376	$4,436
Barclays PLC	2,417	4,721
Coca-Cola Europacific Partners PLC	446	28,736
Diageo PLC ADR	216	37,472
Harbour Energy PLC	1,307	3,800
HSBC Holdings PLC	966	7,640
Investec PLC	1,093	6,143
Man Group PLC	1,447	4,014
RELX PLC ADR	1,384	46,267
Serco Group PLC	2,113	4,178
Standard Chartered PLC	733	6,393
Unilever PLC	315	16,425
Unilever PLC ADR	761	39,671
		209,896
United States | 40.1%
Abbott Laboratories	239	26,056
Accenture PLC, Class A	233	71,899
Activision Blizzard, Inc. (*)	114	9,610
Adobe, Inc. (*)	108	52,811
Affiliated Managers Group, Inc.	60	8,993
Agilent Technologies, Inc.	32	3,848
Agree Realty Corp. REIT	68	4,447
Alaska Air Group, Inc. (*)	85	4,520
Align Technology, Inc. (*)	8	2,829
Allison Transmission Holdings, Inc.	122	6,888
Alphabet, Inc., Class A (*)	613	73,376
Alphabet, Inc., Class C (*)	515	62,300
Altria Group, Inc.	204	9,241
Amazon.com, Inc. (*)	597	77,825
Amdocs Ltd.	249	24,614
Ameren Corp.	47	3,838
American International Group, Inc.	235	13,522
AmerisourceBergen Corp.	72	13,855
AMETEK, Inc.	61	9,875

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    45

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

AMN Healthcare Services, Inc. (*)	46	$5,020
Amphenol Corp., Class A	453	38,482
Aon PLC, Class A	188	64,898
Apple, Inc.	1,169	226,751
AptarGroup, Inc.	73	8,458
Assurant, Inc.	31	3,897
Autodesk, Inc. (*)	22	4,501
Automatic Data Processing, Inc.	26	5,715
Avery Dennison Corp.	97	16,665
Bank of America Corp.	791	22,694
Becton Dickinson & Co.	16	4,224
Biogen, Inc. (*)	12	3,418
BJ’s Wholesale Club Holdings, Inc. (*)	50	3,150
BlueLinx Holdings, Inc. (*)	68	6,377
Booking Holdings, Inc. (*)	6	16,202
Booz Allen Hamilton Holding Corp.	389	43,412
BorgWarner, Inc.	90	4,402
Brighthouse Financial, Inc. (*)	76	3,599
Bristol-Myers Squibb Co.	493	31,527
Broadcom, Inc.	57	49,443
BRP, Inc.	263	22,250
Cadence Design Systems, Inc. (*)	29	6,801
Cal-Maine Foods, Inc.	227	10,215
California Resources Corp.	91	4,121
Campbell Soup Co.	139	6,354
Cardinal Health, Inc.	327	30,924
Caterpillar, Inc.	61	15,009
Cboe Global Markets, Inc.	19	2,622
CDW Corp.	36	6,606
Charles Schwab Corp.	425	24,089
Charter Communications, Inc., Class A (*)	19	6,980
Cheniere Energy, Inc.	24	3,657
Chesapeake Energy Corp.	49	4,100
Chevron Corp.	46	7,238
Chipotle Mexican Grill, Inc. (*)	9	19,251

The accompanying notes are an integral part of these financial statements.

46    Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Chubb Ltd.	29	$5,584
Cigna Group	21	5,893
Cirrus Logic, Inc. (*)	50	4,050
Cisco Systems, Inc.	538	27,836
Citigroup, Inc.	169	7,781
Clearway Energy, Inc., Class C	249	7,111
CME Group, Inc.	26	4,818
Coca-Cola Co.	799	48,116
Cognizant Technology Solutions Corp., Class A	152	9,923
Colgate-Palmolive Co.	302	23,266
Commercial Metals Co.	50	2,633
CommVault Systems, Inc. (*)	51	3,704
Concentrix Corp.	32	2,584
Consolidated Edison, Inc.	229	20,702
Corebridge Financial, Inc.	448	7,912
Coterra Energy, Inc.	213	5,389
Crowdstrike Holdings, Inc., Class A (*)	26	3,819
CTS Corp.	79	3,368
CVS Health Corp.	334	23,089
D.R. Horton, Inc.	37	4,503
Danaher Corp.	200	48,000
Darden Restaurants, Inc.	56	9,356
Dave & Buster’s Entertainment, Inc. (*)	113	5,035
DaVita, Inc. (*)	41	4,119
Deckers Outdoor Corp. (*)	10	5,277
Deere & Co.	70	28,363
Edwards Lifesciences Corp. (*)	358	33,770
Electronic Arts, Inc.	136	17,639
Elevance Health, Inc.	7	3,110
Eli Lilly & Co.	142	66,595
EOG Resources, Inc.	41	4,692
Equinix, Inc. REIT	48	37,629
Equitable Holdings, Inc.	150	4,074
Estee Lauder Cos., Inc., Class A	230	45,167
Everest Re Group Ltd.	59	20,170

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    47

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Expedia Group, Inc. (*)	24	$2,625
Exxon Mobil Corp.	23	2,467
Fair Isaac Corp. (*)	6	4,855
FedEx Corp.	20	4,958
First Citizens BancShares, Inc., Class A	4	5,134
Fiserv, Inc. (*)	216	27,248
Fortinet, Inc. (*)	280	21,165
Freeport-McMoRan, Inc.	95	3,800
General Electric Co.	83	9,118
General Mills, Inc.	265	20,325
Gilead Sciences, Inc.	350	26,974
Global Payments, Inc.	129	12,709
GoDaddy, Inc., Class A (*)	71	5,334
Graco, Inc.	292	25,214
Grand Canyon Education, Inc. (*)	31	3,200
Graphic Packaging Holding Co.	159	3,821
GSK PLC	220	3,886
H&R Block, Inc.	97	3,091
Hartford Financial Services Group, Inc.	66	4,753
HCA Healthcare, Inc.	128	38,845
Hershey Co.	97	24,221
Hess Corp.	28	3,807
Hess Midstream LP, Class A	120	3,682
Hilton Grand Vacations, Inc. (*)	99	4,499
Hologic, Inc. (*)	48	3,887
Hostess Brands, Inc. (*)	146	3,697
Huntington Ingalls Industries, Inc.	18	4,097
Ingles Markets, Inc., Class A	38	3,141
Intercontinental Exchange, Inc.	441	49,868
International Seaways, Inc.	101	3,862
Intuitive Surgical, Inc. (*)	88	30,091
IQVIA Holdings, Inc. (*)	187	42,032
J.M. Smucker Co.	41	6,054
Johnson & Johnson	511	84,581
Kellogg Co.	184	12,402

The accompanying notes are an integral part of these financial statements.

48    Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Keysight Technologies, Inc. (*)	22	$3,684
Kimberly-Clark Corp.	559	77,176
Kroger Co.	282	13,254
Lamb Weston Holdings, Inc.	75	8,621
Lattice Semiconductor Corp. (*)	142	13,642
Lennar Corp., Class A	39	4,887
Lockheed Martin Corp.	24	11,049
Lululemon Athletica, Inc. (*)	13	4,920
Martin Marietta Materials, Inc.	21	9,695
MasterCard, Inc., Class A	116	45,623
Matador Resources Co.	104	5,441
McDonald’s Corp.	184	54,907
McGrath RentCorp	35	3,237
McKesson Corp.	36	15,383
Medpace Holdings, Inc. (*)	18	4,323
Merck & Co., Inc.	756	87,235
Meta Platforms, Inc., Class A (*)	299	85,807
Microchip Technology, Inc.	265	23,741
Microsoft Corp.	594	202,281
Molina Healthcare, Inc. (*)	18	5,422
Moody’s Corp.	15	5,216
Motorola Solutions, Inc.	77	22,583
Nasdaq, Inc.	92	4,586
NetApp, Inc.	118	9,015
Netflix, Inc. (*)	85	37,442
NewMarket Corp.	15	6,032
NexTier Oilfield Solutions, Inc. (*)	622	5,561
NIKE, Inc., Class B	250	27,592
NiSource, Inc.	136	3,720
Northrop Grumman Corp.	10	4,558
Nucor Corp.	16	2,624
NVIDIA Corp.	212	89,680
NVR, Inc. (*)	1	6,351
O’Reilly Automotive, Inc. (*)	51	48,720
O-I Glass, Inc. (*)	242	5,162

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    49

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Omnicom Group, Inc.	57	$5,424
ON Semiconductor Corp. (*)	123	11,633
Oracle Corp.	238	28,343
Owens Corning	71	9,265
PACCAR, Inc.	59	4,935
Palo Alto Networks, Inc. (*)	19	4,855
Paychex, Inc.	22	2,461
PepsiCo, Inc.	276	51,121
Pfizer, Inc.	799	29,307
Piedmont Lithium, Inc. (*)	73	4,213
Piedmont Office Realty Trust, Inc. REIT Class A	355	2,581
Pinnacle West Capital Corp.	41	3,340
Pioneer Natural Resources Co.	16	3,315
PNM Resources, Inc.	127	5,728
Premier, Inc., Class A	108	2,987
Procter & Gamble Co.	475	72,076
PTC, Inc. (*)	197	28,033
Public Storage REIT	53	15,470
PulteGroup, Inc.	132	10,254
Qualys, Inc. (*)	33	4,263
Regency Centers Corp. REIT	59	3,644
Regeneron Pharmaceuticals, Inc. (*)	12	8,622
Republic Services, Inc.	59	9,037
Roche Holding AG	73	22,308
Rockwell Automation, Inc.	97	31,957
Ryman Hospitality Properties, Inc. REIT	59	5,482
S&P Global, Inc.	110	44,098
Salesforce, Inc (*)	22	4,648
SandRidge Energy, Inc.	248	3,782
SBA Communications Corp. REIT	35	8,112
Schlumberger NV	83	4,077
ServiceNow, Inc. (*)	40	22,479
Sherwin-Williams Co.	39	10,355
Simon Property Group, Inc. REIT	114	13,165
SLM Corp.	296	4,831

The accompanying notes are an integral part of these financial statements.

50    Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Southwestern Energy Co. (*)	503	$3,023
Starbucks Corp.	197	19,515
State Street Corp.	94	6,879
Steel Dynamics, Inc.	23	2,505
Stellantis NV	763	13,431
Stride, Inc. (*)	86	3,202
Stryker Corp.	100	30,509
Synchrony Financial	98	3,324
Synopsys, Inc. (*)	66	28,737
Sysco Corp.	230	17,066
Talos Energy, Inc. (*)	322	4,466
Target Corp.	51	6,727
Tecnoglass, Inc.	114	5,889
Tesla, Inc. (*)	210	54,972
Texas Instruments, Inc.	208	37,444
Texas Pacific Land Corp.	2	2,633
Texas Roadhouse, Inc.	31	3,481
Thermo Fisher Scientific, Inc.	94	49,044
TJX Cos., Inc.	236	20,010
Toll Brothers, Inc.	63	4,981
TopBuild Corp. (*)	67	17,823
Toro Co.	38	3,863
Tractor Supply Co.	11	2,432
Trane Technologies PLC	23	4,399
Travelers Cos., Inc.	28	4,862
U-Haul Holding Co	56	3,098
Ulta Beauty, Inc. (*)	6	2,824
UMH Properties, Inc. REIT	219	3,500
United Parcel Service, Inc., Class B	24	4,302
United Therapeutics Corp. (*)	20	4,415
UnitedHealth Group, Inc.	175	84,112
Unum Group	224	10,685
Valero Energy Corp.	62	7,273
VeriSign, Inc. (*)	40	9,039
Verizon Communications, Inc.	196	7,289

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    51

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Vertex Pharmaceuticals, Inc. (*)	58	$20,411
Virtu Financial, Inc., Class A	253	4,324
Visa, Inc., Class A	215	51,058
VMware, Inc., Class A (*)	26	3,736
Walmart, Inc.	87	13,675
Warner Music Group Corp., Class A	383	9,992
Waste Management, Inc.	152	26,360
Wells Fargo & Co.	703	30,004
Western Union Co.	397	4,657
Westlake Corp.	21	2,509
White Mountains Insurance Group Ltd.	5	6,945
Williams-Sonoma, Inc.	30	3,754
WW Grainger, Inc.	63	49,681
Xcel Energy, Inc.	185	11,501
Zillow Group, Inc. Class C (*)	160	8,042
Zillow Group, Inc., Class A (*)	104	5,117
Zoetis, Inc.	174	29,965
Zoom Video Communications, Inc. Class A (*)	51	3,462
		4,506,237

Total Common Stocks (Cost $5,569,545)		6,592,172

Description	Security Currency	Principal Amount (000)	Fair Value

Corporate Bonds | 13.6%

Canada | 0.5%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	$60	$54,469

The accompanying notes are an integral part of these financial statements.

52    Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Denmark | 0.3%
Nykredit Realkredit AS, 1.000%, 01/01/27	DKK	$230	$30,778

Germany | 0.5%
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	61	55,563

Switzerland | 0.3%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	47	41,743

United States | 12.0%
Adobe, Inc., 2.300%, 02/01/30	USD	35	30,702
Alphabet, Inc., 1.100%, 08/15/30	USD	40	32,359
American Express Co., 4.050%, 05/03/29	USD	25	23,800
Amgen, Inc., 3.000%, 02/22/29	USD	50	45,154
Apple, Inc., 1.125%, 05/11/25	USD	45	41,926
AT&T, Inc., 3.500%, 06/01/41	USD	50	38,384
Ball Corp., 4.875%, 03/15/26	USD	45	43,772
Bank of America Corp., 1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	35	23,659
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	65	60,890
Clean Harbors, Inc., 4.875%, 07/15/27	USD	30	28,726
Comcast Corp., 4.650%, 02/15/33	USD	35	34,745

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    53

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	$65	$51,170
Home Depot, Inc., 5.875%, 12/16/36	USD	25	27,217
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	95	68,574
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	50	40,338
JPMorgan Chase & Co., 3.540% (SOFR 3 Months + 1.642%), 05/01/28 (§)	USD	65	60,765
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	18	16,687
Lowe’s Cos., Inc., 5.000%, 04/15/33	USD	35	34,621
McDonald’s Corp., 3.125%, 03/04/25	CAD	90	65,585
Microsoft Corp., 3.500%, 11/15/42	USD	60	51,645
Morgan Stanley, 3.625%, 01/20/27	USD	50	47,475
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	25	22,182
PepsiCo, Inc., 2.875%, 10/15/49	USD	55	41,305
Procter & Gamble Co., 1.200%, 10/29/30	USD	20	16,126
Prologis LP, 1.250%, 10/15/30	USD	90	69,493
Schneider Electric SE, 0.875%, 12/13/26	EUR	100	99,548
Service Corp. International, 4.625%, 12/15/27	USD	25	23,687

The accompanying notes are an integral part of these financial statements.

54    Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Starbucks Corp., 4.450%, 08/15/49	USD	$40	$35,320
Sysco Corp., 2.400%, 02/15/30	USD	40	34,069
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	30	25,665
United Rentals North America, Inc., 4.875%, 01/15/28	USD	25	23,790
Verizon Communications, Inc., 3.875%, 02/08/29	USD	69	64,714
Waste Management, Inc., 4.625%, 02/15/30	USD	25	24,631
			1,348,724

Total Corporate Bonds (Cost $1,600,278)			1,531,277

Description		Shares	Fair Value

Exchange-Traded Funds | 1.1%
iShares MSCI World ETF (Cost $83,173)		987	$122,901

Description	Security Currency	Principal Amount (000)	Fair Value

Foreign Government Obligations | 19.2%

Australia | 1.1%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	$125	$66,443
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	100	52,768
			119,211

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    55

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Bahamas | 0.5%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	$70	$54,952

Canada | 2.7%
British Columbia, 3.200%, 06/18/44	CAD	175	114,810
Export Development Canada, 1.650%, 07/31/24	CAD	95	69,115
Quebec, 1.850%, 02/13/27	CAD	70	48,758
Vancouver, 2.900%, 11/20/25	CAD	95	68,778
			301,461

Chile | 1.0%
Bonos de la Tesoreria de la Republica en pesos:
5.800%, 06/01/24	CLP	50,000	61,454
2.300%, 10/01/28	CLP	50,000	54,203
			115,657

Colombia | 0.4%
Colombia Government International Bonds, 9.850%, 06/28/27	COP	205,000	48,357

Croatia | 0.6%
Croatia Government International Bonds, 1.750%, 03/04/41	EUR	83	63,548

Czech Republic | 0.9%
Czech Republic Government Bonds, 7.120% (PRIBOR 6 Months - 0.100%), 11/19/27 (§)	CZK	2,270	103,885

The accompanying notes are an integral part of these financial statements.

56    Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Denmark | 0.5%
Denmark Government Bonds, 0.000%, 11/15/31	DKK	$485	$57,226

France | 0.4%
French Republic Government Bonds OAT, 1.750%, 06/25/39	EUR	55	49,767

Hungary | 0.3%
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	40	30,564

Ireland | 0.8%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	95	93,469

Italy | 0.2%
Italy Buoni Poliennali Del Tesoro, 4.000%, 04/30/35	EUR	25	26,980

Mexico | 1.0%
Mexico Bonos:
8.000%, 09/05/24	MXN	930	52,590
7.500%, 06/03/27	MXN	920	51,046
Mexico Government International Bonds, 6.750%, 02/06/24	GBP	5	6,349
			109,985

New Zealand | 2.3%
Housing New Zealand Ltd., 3.420%, 10/18/28	NZD	150	85,213
New Zealand Local Government Funding Agency Bonds:
2.250%, 04/15/24	NZD	180	107,471
2.000%, 04/15/37	NZD	160	65,586
			258,270

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    57

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Norway | 0.8%
Oslo, 2.350%, 09/04/24	NOK	$1,000	$90,252

Peru | 1.0%
Peru Government Bonds, 6.150%, 08/12/32	PEN	249	65,624
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	50	41,347
			106,971

Poland | 0.7%
Poland Government Bonds, 6.950% (WIBOR 6 Months), 05/25/28 (§)	PLN	350	83,458

Portugal | 0.7%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	85	81,986

Singapore | 0.6%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	85	64,485

Spain | 0.8%
Spain Government Bonds, 1.000%, 07/30/42	EUR	122	83,656

Switzerland | 0.6%
Swiss Confederation Government Bonds:
1.500%, 07/24/25	CHF	25	28,090
0.500%, 06/27/32	CHF	35	37,544
			65,634

Thailand | 0.8%
Thailand Government Bonds, 1.585%, 12/17/35	THB	3,525	86,901

The accompanying notes are an integral part of these financial statements.

58    Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

United Kingdom | 0.5%
U.K. Gilts, 0.875%, 07/31/33	GBP	$63	$57,327

Total Foreign Government Obligations (Cost $2,249,292)			2,154,002

Quasi Government Bonds | 1.2%

Germany | 1.2%
Kreditanstalt fuer Wiederaufbau:
0.000%, 09/15/28	EUR	35	32,649
1.750%, 09/14/29	USD	85	74,169
0.000%, 04/18/36	USD	55	32,511

Total Quasi Government Bonds (Cost $143,750)			139,329

Supranational Bonds | 5.1%
Asian Development Bank, 2.125%, 03/19/25	USD	48	45,765
European Investment Bank, 1.000%, 01/28/28	CAD	80	52,557
European Union, 0.400%, 02/04/37	EUR	65	49,606
Inter-American Development Bank, 5.100%, 11/17/26	IDR	540,000	35,223
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	52	30,883
International Bank for Reconstruction & Development:
1.900%, 01/16/25	CAD	150	107,970
2.900%, 11/26/25	AUD	80	51,227
1.250%, 03/16/26	NOK	750	64,242
1.125%, 09/13/28	USD	37	31,597

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    59

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

International Finance Corp.:
2.125%, 04/07/26	USD	$50	$46,718
1.500%, 04/15/35	AUD	132	60,402

Total Supranational Bonds (Cost $648,961)			576,190

U.S. Treasury Securities | 1.1%
U.S. Treasury Bonds:
4.125%, 11/15/32	USD	25	25,547
2.250%, 05/15/41	USD	130	100,120

Total U.S. Treasury Securities (Cost $119,932)			125,667

Description		Shares	Fair Value

Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $134,092)		134,092	$134,092

Total Investments | 101.1% (Cost $10,549,023)			$11,375,630

Liabilities in Excess of Cash and Other Assets | (1.1)%			(127,119)

Net Assets | 100.0%			$11,248,511

The accompanying notes are an integral part of these financial statements.

60    Semi-Annual Report

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at June 30, 2023:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

AUD	9,053	USD	5,998	HSB	09/13/23	$45	$—
AUD	76,502	USD	50,686	HSB	09/13/23	376	—
CAD	135,852	USD	99,862	CIT	07/19/23	2,709	—
CAD	39,000	USD	29,691	CIT	09/28/23	—	213
CAD	172,197	USD	128,343	HSB	07/19/23	1,668	—
CAD	19,536	USD	14,552	JPM	07/19/23	198	—
CAD	52,975	USD	39,452	JPM	07/19/23	545	—
CHF	14,943	USD	16,539	JPM	07/19/23	180	—
CHF	22,255	USD	25,095	SSB	09/28/23	—	8
CLP	2,408,100	USD	3,000	HSB	08/10/23	—	11
CLP	9,673,200	USD	12,000	HSB	08/10/23	7	—
CNH	2,961,276	USD	431,076	HSB	08/10/23	—	22,599
CNH	1,143,653	USD	166,447	JPM	08/10/23	—	8,692
CZK	471,909	USD	21,344	HSB	09/13/23	255	—
DKK	81,500	USD	11,760	CIT	09/13/23	235	—
EUR	29,971	USD	33,000	CIT	09/13/23	—	183
EUR	121,394	USD	131,150	CIT	09/13/23	1,775	—
EUR	277,660	USD	307,569	CIT	09/13/23	—	3,536
EUR	5,845	USD	6,480	HSB	09/13/23	—	80
EUR	466,930	USD	517,169	HSB	09/13/23	—	5,888
EUR	71,258	USD	79,247	JPM	09/13/23	—	1,220
EUR	54,979	USD	60,248	JPM	09/28/23	—	1
EUR	2,351	USD	2,576	SSB	09/28/23	0	—
GBP	7,057	USD	8,896	CIT	09/13/23	68	—
GBP	8,819	USD	11,044	HSB	09/13/23	159	—
GBP	144,112	USD	181,665	JPM	09/13/23	1,400	—
GBP	16,923	USD	21,521	SSB	09/28/23	—	25
HUF	2,555,284	USD	7,353	HSB	08/10/23	61	—
INR	3,200,925	USD	38,856	HSB	08/10/23	100	—
JPY	18,572,929	USD	141,924	CIT	09/13/23	—	11,812
JPY	85,830,739	USD	655,832	HSB	09/13/23	—	54,546
KRW	156,516,332	USD	119,341	JPM	08/10/23	—	363
MXN	413,357	USD	23,329	JPM	08/10/23	654	—
MXN	1,017,503	USD	56,251	JPM	08/10/23	2,786	—
NOK	77,947	USD	7,395	JPM	09/13/23	—	115

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    61

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

NOK	149,682	USD	13,561	JPM	09/13/23	$419	$—
NZD	352	USD	224	HSB	09/13/23	—	7
NZD	86,219	USD	52,358	HSB	09/13/23	539	—
PEN	55,598	USD	15,000	HSB	09/13/23	240	—
PLN	68,151	USD	16,211	HSB	09/13/23	493	—
RON	191,024	USD	42,723	HSB	08/10/23	—	724
SEK	310,601	USD	30,406	HSB	09/13/23	—	1,512
SEK	6,560	USD	642	JPM	09/13/23	—	32
SGD	15,824	USD	11,774	HSB	08/10/23	—	59
THB	515,865	USD	15,000	HSB	08/10/23	—	398
USD	355,505	CAD	483,631	CIT	07/19/23	—	9,643
USD	9,300	MXN	165,467	CIT	08/10/23	—	301
USD	48,400	CNH	350,833	CIT	08/10/23	6	—
USD	50,504	CLP	41,656,345	CIT	08/10/23	—	1,202
USD	41,635	PEN	158,498	CIT	09/13/23	—	1,811
USD	46,586	CZK	1,006,049	CIT	09/13/23	541	—
USD	34,044	CAD	44,717	CIT	09/28/23	244	—
USD	4,400	CHF	3,933	HSB	07/19/23	—	1
USD	31,200	CAD	41,932	HSB	07/19/23	—	459
USD	34,235	CHF	30,791	HSB	07/19/23	—	214
USD	4,900	MXN	84,464	HSB	08/10/23	—	1
USD	12,000	SGD	16,211	HSB	08/10/23	—	2
USD	12,000	INR	993,456	HSB	08/10/23	—	90
USD	20,000	CNH	140,674	HSB	08/10/23	595	—
USD	22,400	SGD	29,599	HSB	08/10/23	486	—
USD	23,000	CNH	159,066	HSB	08/10/23	1,058	—
USD	74,220	CLP	61,231,164	HSB	08/10/23	—	1,783
USD	88,401	THB	2,961,423	HSB	08/10/23	4,575	—
USD	90,500	CNH	639,591	HSB	08/10/23	2,275	—
USD	4,400	DKK	29,906	HSB	09/13/23	—	2
USD	15,000	NZD	24,699	HSB	09/13/23	—	153
USD	16,600	AUD	25,177	HSB	09/13/23	—	205
USD	30,713	DKK	212,621	HSB	09/13/23	—	580
USD	31,684	PEN	120,520	HSB	09/13/23	—	1,352
USD	33,706	COP	157,372,597	HSB	09/13/23	—	3,305
USD	41,044	CZK	885,091	HSB	09/13/23	535	—

The accompanying notes are an integral part of these financial statements.

62    Semi-Annual Report

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	46,000	EUR	41,982	HSB	09/13/23	$30	$—
USD	63,900	AUD	95,383	HSB	09/13/23	236	—
USD	78,145	PLN	326,928	HSB	09/13/23	—	1,986
USD	114,600	EUR	104,693	HSB	09/13/23	—	37
USD	214,400	EUR	198,216	HSB	09/13/23	—	2,643
USD	304,417	NZD	479,504	HSB	09/13/23	10,233	—
USD	359,915	EUR	324,952	HSB	09/13/23	4,097	—
USD	8,300	CHF	7,485	JPM	07/19/23	—	74
USD	17,000	CAD	22,517	JPM	07/19/23	—	1
USD	399,626	CAD	543,786	JPM	07/19/23	—	10,939
USD	3,800	RON	17,295	JPM	08/10/23	—	2
USD	7,200	RON	33,327	JPM	08/10/23	—	127
USD	11,400	KRW	14,930,580	JPM	08/10/23	50	—
USD	15,954	IDR	236,894,520	JPM	08/10/23	213	—
USD	33,483	SGD	44,245	JPM	08/10/23	726	—
USD	38,414	KRW	50,806,080	JPM	08/10/23	—	207
USD	136,868	MXN	2,475,747	JPM	08/10/23	—	6,778
USD	3,800	CZK	83,168	JPM	09/13/23	—	6
USD	5,200	SEK	55,974	JPM	09/13/23	—	7
USD	6,200	CZK	137,098	JPM	09/13/23	—	75
USD	7,200	DKK	49,522	JPM	09/13/23	—	89
USD	7,787	PLN	32,600	JPM	09/13/23	—	203
USD	8,800	AUD	13,186	JPM	09/13/23	—	1
USD	12,000	GBP	9,491	JPM	09/13/23	—	57
USD	16,000	JPY	2,137,745	JPM	09/13/23	1,024	—
USD	19,000	GBP	15,137	JPM	09/13/23	—	229
USD	21,400	GBP	16,851	JPM	09/13/23	—	6
USD	23,366	DKK	156,760	JPM	09/13/23	294	—
USD	28,000	JPY	3,997,364	JPM	09/13/23	—	3
USD	31,715	EUR	29,474	JPM	09/13/23	—	558
USD	40,600	GBP	32,370	JPM	09/13/23	—	520
USD	55,000	EUR	50,254	JPM	09/13/23	—	27
USD	62,800	JPY	8,967,224	JPM	09/13/23	—	20
USD	70,000	EUR	64,602	JPM	09/13/23	—	738
USD	124,900	JPY	17,074,829	JPM	09/13/23	5,282	—
USD	176,231	NOK	1,857,551	JPM	09/13/23	2,745	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    63

Lazard Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	184,054	AUD	274,724	JPM	09/13/23	$686	$—
USD	133,212	JPY	18,846,043	JPM	09/28/23	869	—
USD	5,054	AUD	7,551	SSB	09/28/23	12	—
USD	8,248	JPY	1,166,863	SSB	09/28/23	54	—
USD	11,639	DKK	79,017	SSB	09/28/23	—	2
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$51,778	$158,463

The accompanying notes are an integral part of these financial statements.

64    Semi-Annual Report

Description	Shares	Fair Value

Lazard Opportunistic Strategies Portfolio

Exchange-Traded Funds | 94.8%

Commodity | 6.8%
Invesco DB Agriculture Fund	95,237	$2,006,644
United States Oil Fund L.P.	18,521	1,177,009
		3,183,653
Equity Funds | 61.0%
Consumer Staples Select Sector SPDR Fund	36,145	2,680,875
Franklin FTSE Japan ETF	148,722	4,022,930
Health Care Select Sector SPDR Fund	31,115	4,129,894
Invesco Russell 1000 Dynamic Multifactor ETF	22,824	1,117,920
iShares Core Dividend Growth ETF	53,455	2,754,536
iShares Expanded Tech-Software Sector ETF	4,791	1,657,255
iShares MSCI China ETF	52,606	2,353,592
iShares MSCI Eurozone ETF	63,622	2,915,160
iShares MSCI Pacific ex Japan ETF	40,590	1,714,522
SPDR S&P Global Infrastructure ETF	29,065	1,551,199
Vanguard S&P 500 Value ETF	23,393	3,642,290
		28,540,173
Fixed-Income Funds | 27.0%
iShares 20+ Year Treasury Bond ETF	32,775	3,373,858
iShares iBoxx Investment Grade Corporate Bond ETF	16,426	1,776,308
iShares U.S. Treasury Bond ETF	77,945	1,784,941
Vanguard Mega Cap ETF	12,151	1,901,145
Vanguard Short-Term Treasury ETF	65,157	3,761,514
		12,597,766

Total Exchange-Traded Funds (Cost $39,721,756)		44,321,592

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    65

Description	Shares	Fair Value

Lazard Opportunistic Strategies Portfolio (continued)

Short-Term Investments | 6.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Cost $2,817,527)	2,817,527	$2,817,527

Total Investments | 100.8% (Cost $42,539,283)		$47,139,119

Liabilities in Excess of Cash and Other Assets | (0.8)%		(355,021)

Net Assets | 100.0%		$46,784,098

The accompanying notes are an integral part of these financial statements.

66    Semi-Annual Report

Lazard Opportunistic Strategies Portfolio (continued)

Total Return Swap Agreements open at June 30, 2023:

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Rate	Payment Frequency	Unrealized Appreciation

USD	GSC	$525,658	10/23/23	Net appreciation and dividends paid, on securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR +0.34bps	Upon Maturity(a)	$44,427
USD	GSC	425,679	10/23/23	Net appreciation and dividends paid, on securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR +0.29bps	Upon Maturity(a)	47,391

Total gross unrealized appreciation on Total Return Swap Agreements								$91,818	*

(a) For swap agreements, the net settlement will occur on the expiration date.
*Include accrued dividends and financing charges of $34,291.

The following tables represent the shares of the individual securities and related fair values underlying the custom total return basket swap agreements with GSC, as of June 30, 2023:

Securities within GSCBLZIP (SOFR+0.34bps)	Shares	Fair Value

Affirm Holdings Inc.	542	$8,336
Alkami Technology Inc.	850	14,008
Bentley Systems Inc., Class B	369	19,612
Bigcommerce Holdings., Series 1	750	7,335
Chewy Inc., Class A	344	13,302
Ci&T Inc., Class A	1,333	8,531
Cloudflare Inc., Class A	200	12,816
Coinbase Global Inc., Class A	177	12,820
Confluent Inc., Class A	487	16,724
Doordash Inc., Class A	208	15,694
Doximity Inc., Class A	391	13,278

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    67

Lazard Opportunistic Strategies Portfolio (continued)

Securities within GSCBLZIP (SOFR+0.34bps)	Shares	Fair Value

Enfusion Inc., Class A	977	$10,845
Expensify Inc., Class A	769	6,067
Fiverr International Ltd.	382	9,791
Forgerock Inc., Class A	749	15,384
Freshworks Inc., Class A	820	14,432
Hireright Holdings Corp.	762	8,694
Jfrog Ltd.	611	17,609
Lyft Inc., Class A	748	7,360
Marqeta Inc., Class A	1,684	8,016
Meridianlink Inc.	726	15,043
Monday.Com Ltd.	91	15,389
Ncino Inc.	350	10,581
Nuvei Corp-Subordinate Vtg.	386	11,098
Payoneer Global Inc.	2,005	9,724
Pinterest Inc., Class A	479	13,240
Powerschool Holdings Inc.,Class A	664	12,503
Procore Technologies Inc..	229	14,965
Remitly Global Inc.	1,156	21,825
Riskified Ltd., Class A	2,823	13,692
Robinhood Markets Inc., Class A	1,189	11,854
Rocket Cos Inc., Class A	1,606	14,486
Sentinelone Inc., Class A	446	6,628
Shift4 Payments Inc., Class A	254	16,817
Sofi Technologies Inc.	2,016	17,559
Squarespace Inc., Class A	556	17,064
Thoughtworks Holding Inc.	969	7,355
Toast Inc., Class A	645	14,758
Uber Technologies Inc.	387	16,478
Uipath Inc., Class A	873	14,544
Unity Software Inc.	332	14,502
Upstart Holdings Inc.	522	18,536
Vertex Inc., Class A	887	17,385
Vimeo Inc.	2,474	10,267
Zoom Video Communications., Class A	156	10,546
Total Fair Value		$587,493

The accompanying notes are an integral part of these financial statements.

68    Semi-Annual Report

Lazard Opportunistic Strategies Portfolio (concluded)

Securities within GSCBLZCL (SOFR+0.29bps)	Shares	Fair Value

Bill Holdings Inc.	208	$24,153
Cloudflare Inc., Class A	496	31,784
Crowdstrike Holdings Inc., Class A	173	24,910
Datadog Inc., Class A	325	31,346
Docusign Inc.	535	27,403
Elastic NV	370	23,713
Hubspot Inc.	104	53,707
Mongodb Inc.	138	55,613
Okta Inc.	515	35,623
Shopify Inc., Class A	925	58,978
Snowflake Inc., Class A	162	28,475
Twilio Inc., Class A	400	25,296
Unity Software Inc.	826	36,080
Zscaler Inc.	175	25,347
Total Fair Value		$482,428

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    69

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•)

Common Stocks | 65.3%

Australia | 2.3%
Atlas Arteria Ltd.	9,519	$39,499
Aurizon Holdings Ltd.	141,138	369,639
Dexus REIT	15,763	82,038
Goodman Group REIT	17,957	240,545
Transurban Group	2,053	19,555
		751,276
Brazil | 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo	6,100	72,068
Energisa SA	11,000	115,325
		187,393
Canada | 5.4%
Agnico Eagle Mines Ltd.	2,640	131,947
Atco Ltd., Class I	4,446	132,365
Canadian National Railway Co.	3,030	366,916
Canadian Utilities Ltd., Class A	13,139	340,290
Enbridge, Inc.	10,956	407,227
Hydro One Ltd.	9,417	269,057
RioCan Real Estate Investment Trust REIT	4,343	63,207
SmartCentres REIT	4,419	81,025
		1,792,034
China | 0.9%
C&D International Investment Group Ltd.	46,000	104,718
China Resources Land Ltd.	18,000	76,657
Hopson Development Holdings Ltd.	65,880	46,890
Midea Real Estate Holding Ltd.	41,600	37,516
Seazen Group Ltd. (*)	152,000	29,785
		295,566
France | 2.7%
Aeroports de Paris	879	126,298
Engie SA	9,519	158,331
Eutelsat Communications SA	2,087	13,638
Unibail-Rodamco-Westfield REIT (*)	1,443	76,267
Vinci SA	4,538	527,440
		901,974

The accompanying notes are an integral part of these financial statements.

70    Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Hong Kong | 1.3%
CK Infrastructure Holdings Ltd.	2,700	$14,292
Link REIT	72,500	403,632
Power Assets Holdings Ltd.	4,500	23,604
		441,528
Italy | 2.0%
Enel SpA	9,117	61,415
Hera SpA	4,936	14,677
Italgas SpA	4,151	24,587
Snam SpA	8,624	45,069
Terna - Rete Elettrica Nazionale	61,923	527,460
		673,208
Japan | 3.5%
Aeon Mall Co. Ltd.	6,000	77,704
Chubu Electric Power Co., Inc.	5,000	61,061
East Japan Railway Co.	1,900	105,366
Hankyu Hanshin Holdings, Inc.	5,700	188,798
Hoshino Resorts REIT, Inc.	8	34,343
Hulic Co. Ltd.	16,900	145,037
Industrial & Infrastructure Fund Investment Corp. REIT	102	107,506
Japan Prime Realty Investment Corp. REIT	34	82,232
Japan Real Estate Investment Corp. REIT	16	60,876
Katitas Co. Ltd.	2,600	44,754
Nippon Building Fund, Inc. REIT	26	102,271
Tokyo Gas Co. Ltd.	6,600	144,194
		1,154,142
Luxembourg | 0.0%
SES SA	2,284	13,454

Mexico | 0.2%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	3,800	68,206

Netherlands | 0.3%
Ferrovial SE	2,526	79,978

Portugal | 0.5%
Energias de Portugal SA	31,587	154,613

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    71

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Singapore | 0.2%
Parkway Life REIT	25,400	$73,329

South Africa | 0.5%
Growthpoint Properties Ltd. REIT	285,488	176,899

Spain | 1.5%
Aena SME SA	1,038	167,787
Iberdrola SA	25,719	335,939
		503,726
Switzerland | 0.1%
Flughafen Zurich AG	109	22,655

Taiwan | 0.2%
Ruentex Development Co. Ltd.	59,000	68,179

United Kingdom | 4.4%
Drax Group PLC	8,508	62,687
LondonMetric Property PLC REIT	30,773	64,773
National Grid PLC	40,452	534,538
Pennon Group PLC	1,873	16,937
Segro PLC REIT	20,419	186,161
Severn Trent PLC	1,250	40,721
SSE PLC	18,793	440,267
Tritax Big Box REIT PLC	45,524	72,546
United Utilities Group PLC	3,436	41,961
		1,460,591
United States | 38.7%
Alexandria Real Estate Equities, Inc.	2,645	300,181
Ameren Corp.	2,029	165,708
American Electric Power Co., Inc.	3,086	259,841
American Homes 4 Rent, Class A REIT	1,936	68,631
American Tower Corp. REIT	2,953	572,705
American Water Works Co., Inc.	435	62,096

The accompanying notes are an integral part of these financial statements.

72    Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Apartment Income REIT Corp. REIT	5,219	$188,354
Apple Hospitality REIT, Inc.	9,688	146,386
AvalonBay Communities, Inc. REIT	2,181	412,798
Brixmor Property Group, Inc.	8,165	179,630
Camden Property Trust	585	63,689
CF Industries Holdings, Inc.	1,177	81,707
Cheniere Energy, Inc.	2,464	375,415
Chesapeake Energy Corp.	1,363	114,056
Consolidated Edison, Inc.	3,641	329,146
Crown Castle, Inc. REIT	4,627	527,200
CSX Corp.	2,378	81,090
Digital Realty Trust, Inc. REIT	1,676	190,846
Duke Energy Corp.	1,668	149,686
EastGroup Properties, Inc. REIT	383	66,489
Edison International	1,952	135,566
Energy Transfer Equity LP N Ap	29,908	379,832
Enterprise Products Partners LP N Ap	12,470	328,584
Equinix, Inc. REIT	1,010	791,779
Equity Residential REIT	1,862	122,836
Essex Property Trust, Inc. REIT	1,069	250,467
Evergy, Inc.	1,181	68,994
Exelon Corp.	988	40,251
Extra Space Storage, Inc. REIT	574	85,440
First Industrial Realty Trust, Inc. REIT	3,155	166,079
Healthpeak Properties, Inc. REIT	2,550	51,255
Hilton Worldwide Holdings, Inc.	2,184	317,881
Host Hotels & Resorts, Inc. REIT	8,838	148,744
Iron Mountain, Inc. REIT	4,202	238,758
Mid-America Apartment Communities, Inc. REIT	2,691	408,655
National Storage Affiliates Trust REIT	5,419	188,744
NextEra Energy, Inc.	1,430	106,106
NiSource, Inc.	4,116	112,573
Norfolk Southern Corp.	1,861	422,000
Pinnacle West Capital Corp.	401	32,665
Prologis, Inc.	5,957	730,507
Public Storage REIT	933	272,324

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    73

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Realty Income Corp. REIT	1,854	$110,851
Regency Centers Corp. REIT	1,738	107,356
Ryman Hospitality Properties, Inc. REIT	1,311	121,818
SBA Communications Corp. REIT	2,918	676,276
Simon Property Group, Inc. REIT	3,632	419,423
SL Green Realty Corp. REIT	10,712	321,896
STAG Industrial, Inc., REIT	316	11,338
Sunstone Hotel Investors, Inc. REIT	13,346	135,062
Targa Resources Corp.	5,637	428,976
Union Pacific Corp.	1,414	289,333
Welltower, Inc. REIT	1,576	127,483
Xcel Energy, Inc.	4,918	305,753
		12,791,259
Total Common Stocks (Cost $20,982,878)		21,610,010

Description	Security Currency	Principal Amount (000)	Fair Value

Corporate Bonds | 9.1%

Canada | 1.7%
Canadian Pacific Railway Co., 1.350%, 12/02/24	USD	$300	$281,871
Enbridge, Inc., 2.150%, 02/16/24	USD	275	268,598
			550,469
United States | 7.4%
American Electric Power Co., Inc., 2.031%, 03/15/24	USD	275	267,440

The accompanying notes are an integral part of these financial statements.

74    Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Eversource Energy, 4.200%, 06/27/24	USD	$275	$270,464
Kimco Realty OP LLC, 3.300%, 02/01/25	USD	300	286,833
NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/24	USD	275	270,465
ONEOK, Inc., 2.750%, 09/01/24	USD	300	289,906
Southern Co., 4.475%, 08/01/24 (Ø)	USD	275	269,977
Tampa Electric Co., 3.875%, 07/12/24	USD	275	270,147
VICI Properties LP, 5.625%, 05/01/24	USD	275	273,305
Vistra Operations Co. LLC, 4.875%, 05/13/24 (#)	USD	275	269,605
			2,468,142
Total Corporate Bonds (Cost $3,023,839)			3,018,611

Description	Shares	Fair Value

Exchange-Traded Funds | 4.8%
iShares Gold Trust (Δ)	32,785	$1,193,046
iShares Silver Trust (Δ)	18,789	392,502

Total Exchange-Traded Funds (Cost $1,446,570)		1,585,548

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    75

Description	Shares	Fair Value

Lazard Real Assets Portfolio (•) (continued)

Short-Term Investments | 17.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.02% (7 day yield) (Δ) (Cost $5,646,838)	5,646,838	$5,646,838

Total Investments | 96.3% (Cost $31,100,126) (»)		$31,861,007

Cash and Other Assets in Excess of Liabilities l 3.7%		1,219,295

Net Assets l 100.0%		$33,080,302

The accompanying notes are an integral part of these financial statements.

76    Semi-Annual Report

Lazard Real Assets Portfolio (•) (continued)

Forward Currency Contracts open at June 30, 2023:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

EUR	20,742	USD	22,699	SSB	09/28/23	$31	$—
GBP	10,236	USD	13,037	SSB	09/28/23	—	35
HKD	17,383	USD	2,226	SSB	09/28/23	—	3
USD	1,094	CAD	1,446	HSB	09/28/23	1	—
USD	9,020	HKD	70,460	HSB	09/28/23	10	—
USD	55,821	AUD	82,257	HSB	09/28/23	896	—
USD	14,742	GBP	11,586	JPM	09/28/23	25	—
USD	17,622	CAD	23,293	JPM	09/28/23	15	—
USD	49,395	EUR	44,979	JPM	09/28/23	107	—
USD	2,049	CHF	1,820	SSB	09/28/23	—	3
USD	2,580	CAD	3,410	SSB	09/28/23	2	—
USD	4,871	AUD	7,178	SSB	09/28/23	78	—
USD	20,093	CHF	17,882	SSB	09/28/23	—	65
USD	31,254	HKD	244,152	SSB	09/28/23	36	—
USD	193,539	GBP	152,061	SSB	09/28/23	385	—
USD	312,119	EUR	284,158	SSB	09/28/23	734	—

Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$2,320	$106

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    77

Lazard Real Assets Portfolio (•) (continued)

Futures Contracts open at December 31, 2022 (Δ):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation

Natural Gas	15	$150,000	08/29/2023	$355,836	$416,100	$60,264	$—
Soybean Oil	8	480,000	09/12/2023	221,448	283,056	61,608	—
Sugar 11	6	672,000	09/29/2023	166,540	153,148	—	13,392
Cotton No. 2	3	150,000	12/06/2023	119,199	120,555	1,356	—
Low Sulphur Gasoil	4	400	12/14/2023	261,804	280,300	18,496	—
Total gross unrealized appreciation/depreciation on Futures Contracts						$141,724	$13,392

Total Return Swap Agreements open at June 30, 2023 (Δ):

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Depreciation

USD	GSC	5,699,069	10/20/23	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation and dividend expense (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$439,243

(a)	For swap agreements, the net settlement will occur on the expiration date.

The accompanying notes are an integral part of these financial statements.

78    Semi-Annual Report

Lazard Real Assets Portfolio (•) (concluded)

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of June 30, 2023:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount

Aluminum	BCOMAL	7.55%
Bean Oil	BCOMBO	0.88
Brent Crude	BCOMCO	12.82
Coffee	BCOMKC	3.20
Copper	BCOMHG	8.90
Corn	BCOMCN	8.06
Cotton	BCOMCT	0.18
Crude Oil	BCOMCL	13.60
Gasoline (RBOB)	BCOMRB	3.46
Gold	BCOMGC	0.05
Heating Oil	BCOMHO	2.94
Kansas Wheat	BCOMKW	4.57
Lean Hogs	BCOMLH	0.16
Live Cattle	BCOMLC	6.66
Natural Gas	BCOMNG	0.15
Nickel	BCOMNI	1.15
Silver	BCOMSI	0.79
Soy Meal	BCOMSM	5.51
Soybeans	BCOMSY	8.66
Sugar	BCOMSB	3.15
Wheat	BCOMWH	4.15
Zinc	BCOMZS	3.41
Total		100.00%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    79

The Lazard Funds, Inc. Notes to Portfolios of Investments

June 30, 2023 (unaudited)

(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(*)	Non-income producing security.
(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2023.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2023, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets

Global Dynamic Multi-Asset Portfolio	0.2%
Real Assets Portfolio	0.8%

(●)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at June 30, 2023 which may step up at a futuredate.
(Δ)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.

Security Abbreviations:

ADR	— American Depositary Receipt	REIT	— Real Estate Investment Trust
CDOR	— Canadian Dollar Offered Rate	SOFR	— Secured Overnight Financing Rate
ETF	— Exchange-Traded Fund	WIBOR	— Warsaw Interbank Offered Rate
PRIBOR	— Prague Interbank Offered Rate

Currency Abbreviations:

AUD	— Australian Dollar	INR	— Indian Rupee
CAD	— Canadian Dollar	JPY	— Japanese Yen
CHF	— Swiss Franc	KRW	— South Korean Won
CLP	— Chilean Peso	MXN	— Mexican New Peso
CNH	— Chinese Yuan Renminbi	NOK	— Norwegian Krone
COP	— Colombian Peso	NZD	— New Zealand Dollar
CZK	— Czech Koruna	PEN	— Peruvian Nuevo Sol
DKK	— Danish Krone	PLN	— Polish Zloty
EUR	— Euro	RON	— New Romanian Leu
GBP	— British Pound Sterling	SEK	— Swedish Krona
HKD	— Hong Kong Dollar	SGD	— Singapore Dollar
HUF	— Hungarian Forint	THB	— Thai Baht
IDR	— Indonesian Rupiah	USD	— United States Dollar

Counterparty Abbreviations:

BNP	— BNP Paribas SA	JPM	— JPMorgan Chase Bank N.A.
BOA	— Bank of America N.A.	MSC	— Morgan Stanley & Co.
CIT	— Citibank N.A.	NIP	— Nomura International Plc
GSC	— Goldman Sachs International	SSB	— State Street Bank & Trust Co.
HSB	— HSBC Bank USA N.A.

The accompanying notes are an integral part of these financial statements.

80    Semi-Annual Report

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Enhanced Opportunities Portfolio
Industry†	Long	Short

Common Stocks and Convertible Corporate Bonds
Aerospace & Defense	0.2%	–0.1%
Automobiles Components	—	–0.1
Automobiles	4.2	–2.2
Banks	3.0	—
Biotechnology	5.4	–3.1
Broadline Retail	3.8	–2.3
Capital Markets	0.2	–0.1
Chemicals	3.8	–3.0
Commercial Service & Supplies	0.5	—
Communication Equipment	—	–0.1
Construction & Engineering	0.5	–0.3
Consumer Finance	5.1	–2.0
Consumer Staples Distribution & Retail	1.4	–0.8
Diversified Consumer Services	1.1	—
Diversified REITs	3.5	–0.8
Electric Utilities	0.6	–0.1
Electrical Equipment	6.8	–5.1
Electronic Equipment, Instruments & Components	0.1	—
Energy Equipment & Services	2.6	–2.1
Entertainment	5.5	–3.3
Food Products	1.0	–0.6
Health Care Equipment & Supplies	5.6	–2.5
Health Care REITs	0.2	—
Health Care Technology	3.8	–1.2
Hotels, Restaurants & Leisure	6.6	–5.5
Independent Power & Renewable Electricity Producers	0.3	–0.2
Interactive Media & Services	5.1	–0.7
IT Services	3.0	–2.1
Leisure Products	0.7	—
Life Sciences Tools & Services	0.8	–0.1
Machinery	2.7	–1.6
Marine Transportation	4.0	–3.6
Media	5.6	–0.6
Metals & Mining	5.2	–3.9
Mortgage Real Estate Investment Trusts (REITs)	4.5	–1.0
Multi-Utilities	0.2	–0.1
Oil, Gas & Consumable Fuels	1.4	–0.5
Passenger Airlines	9.3	–8.2
Personal Care Products	—	–0.3
Pharmaceuticals	5.4	–1.3
Professional Services	0.2	—
Real Estate Management & Development	1.0	–0.6
Semiconductors & Semiconductor Equipment	4.9	–2.2

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    81

	Lazard Enhanced Opportunities Portfolio
Industry†	Long	Short

Software	17.6%	–4.4%
Specialty Retail	6.0	–1.4
Water Utilities	0.1	—
Subtotal	143.5	–68.1
Exchange-Traded Funds	—	–10.1
Purchased Options	0.1	—
U.S. Treasury Securities	6.6	–27.6
Short-Term Investments	14.6	—
Total Investments	164.8%	–105.8%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

82    Semi-Annual Report

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Opportunistic Strategies Portfolio	Lazard Real Assets Portfolio

Common Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	0.5%	—%	—%
Air Freight & Logistics	0.1	—	—
Automobiles Components	0.1	—	—
Automobiles	1.8	—	—
Banks	6.0	—	—
Beverages	2.3	—	—
Biotechnology	1.0	—	—
Broadline Retail	0.8	—	—
Building Products	0.8	—	—
Capital Markets	2.6	—	—
Chemicals	0.3	—	0.2
Commercial Services & Suppliers	0.9	—	—
Communications Equipment	0.4	—	—
Construction & Engineering	0.2	—	1.8
Construction Materials	0.1	—	—
Consumer Finance	0.3	—	—
Consumer Staples Distribution & Retail	1.2	—	—
Containers & Packaging	0.7	—	—
Diversified Consumer Services	0.3	—	—
Diversified REITs	1.6	—	26.7
Diversified Telecommunication Services	1.8	—	—
Electric Utilities	0.8	—	14.4
Electrical Equipment	1.8	—	—
Electronic Equipment, Instruments & Components	1.1	—	—
Energy Equipment & Services	0.1	—	—
Entertainment	0.9	—	—
Financial Services	0.8	—	0.8
Food Products	0.9	—	—
Gas Utilities	0.3	—	0.6
Ground Transportation	0.2	—	5.5
Health Care Equipment & Supplies	1.2	—	—
Health Care Providers & Services	2.1	—	—
Hotels, Restaurants & Leisure	2.1	—	1.0
Household Durables	0.4	—	—
Household Products	1.8	—	—
Independent Power & Renewable Electricity Producers	0.3	—	0.2

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    83

Industry†	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Opportunistic Strategies Portfolio	Lazard Real Assets Portfolio

Industrial Conglomerates	0.3%	—%	—%
Industrial REITs	—	—	2.2
Insurance	2.5	—	—
Interactive Media & Services	2.3	—	—
IT Services	2.0	—	—
Leisure Products	0.5	—	—
Life Sciences Tools & Services	1.3	—	—
Machinery	2.2	—	—
Media	0.5	—	0.1
Metals & Mining	0.5	—	0.4
Multi-Utilities	0.5	—	5.4
Office REITs	—	—	0.9
Oil, Gas & Consumable Fuels	1.5	—	7.8
Passenger Airlines	0.1	—	—
Personal Care Products	1.0	—	—
Pharmaceuticals	4.0	—	—
Professional Services	1.5	—	—
Real Estate Management & Development	0.4	—	1.9
Residential REITs	—	—	0.2
Retail REITs	—	—	1.4
Road and Rail	—	—	0.9
Semiconductors & Semiconductor Equipment	2.7	—	—
Software	5.0	—	—
Specialty Retail	1.6	—	—
Technology Hardware, Storage & Peripherals	2.5	—	—
Textiles, Apparel & Luxury Goods	0.9	—	—
Tobacco	0.1	—	—
Trading Companies & Distributors	0.6	—	—
Transportation Infrastructure	—	—	1.3
Water Utilities	—	—	0.7
Wireless Telecommunication Services	0.3	—	—
Subtotal	73.4	—	74.4
Exchange-Traded Funds	1.1	94.8	4.8
Foreign Government Obligations	19.2	—	—
Supranationals	5.1	—	—
U.S. Treasury Securities	1.1	—	—
Short-Term Investments	1.2	6.0	17.1
Total Investments	101.1%	100.8%	96.3%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

84    Semi-Annual Report

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Semi-Annual Report    85

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2023	Lazard Enhanced Opportunities Portfolio	Lazard Global Dynamic Multi-Asset Portfolio
ASSETS
Investments in securities, at fair value	$65,697,320	$11,375,630
Cash	6,796	1,114
Foreign currency, at fair value	1,072	5,844
Receivables for:
Investments sold	1,358,071	466,878
Dividends and interest	365,024	62,307
Capital stock sold	—	3,492
Cash collateral due from broker on options and swap agreements	16,406,039	—
Amount due from Investment Manager (Note 3)	—	25,846
Receivable for variation margin on open futures contracts	—	—
Gross unrealized appreciation on:
Forward currency contracts	14,190	51,778
Swap agreements	2,354,460	—
Other assets	—	—
Total assets	86,202,972	11,992,889
LIABILITIES
Securities sold short, at fair value	42,169,388	—
Payables for:
Accrued custodian fees	31,195	14,866
Accrued professional services	26,652	25,158
Accrued directors’ fees	3,181	1,510
Management fees	2,197	—
Accrued distribution fees	51	36
Investments purchased	929,192	530,135
Dividends on securities sold short	17,909	—
Capital stock redeemed	—	—
Gross unrealized depreciation on:
Forward currency contracts	—	158,463
Swap agreements	3,043,717	—
Written options, at fair value	2,230	—
Other accrued expenses and payables	105,211	14,210
Total liabilities	46,330,923	744,378
Net assets	$39,872,049	$11,248,511

The accompanying notes are an integral part of these financial statements.

86    Semi-Annual Report

Lazard Opportunistic Strategies Portfolio	Lazard Real Assets Portfolio (a)

$47,139,119	$31,861,007
—	633
—	6,279

—	3
26,774	157,347
—	—

—	1,531,081
—	15
—	48,835

—	2,320
91,818	—
—	8,069
47,257,711	33,615,589

—	—

5,633	20,406
24,459	35,209
2,396	1,828
7,745	—
3	91
—	9,090
—	—
407,312	509

—	106
—	439,243
—	—
26,065	28,805
473,613	535,287
$46,784,098	$33,080,302

Semi-Annual Report    87

June 30, 2023	Lazard Enhanced Opportunities Portfolio	Lazard Global Dynamic Multi-Asset Portfolio
NET ASSETS
Paid in capital	$49,571,997	$10,768,716
Distributable earnings (Accumulated loss)	(9,699,948)	479,795
Net assets	$39,872,049	$11,248,511

Institutional Shares
Net assets	$39,392,781	$11,089,833
Shares of capital stock outstanding*	4,855,099	1,302,499
Net asset value, offering and redemption price per share	$8.11	$8.51

Open Shares
Net assets	$479,268	$158,678
Shares of capital stock outstanding*	58,950	18,762
Net asset value, offering and redemption price per share	$8.13	$8.46

R6 Shares
Net assets	—	—
Shares of capital stock outstanding	—	—
Net asset value, offering and redemption price per share	—	—

Cost of investments in securities	$65,681,211	$10,549,023
Proceeds received from securities sold short	$40,022,540	$—
Proceeds received from written options	$3,501	$—
Cost of foreign currency	$1,072	$5,820
*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
(a)	Consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

88    Semi-Annual Report

Lazard Opportunistic Strategies Portfolio	Lazard Real Assets Portfolio (a)

$41,274,523	$40,691,606
5,509,575	(7,611,304)
$46,784,098	$33,080,302

$46,666,030	$32,584,804
4,760,992	3,468,313

$9.80	$9.39

$118,068	$485,590
12,134	51,624

$9.73	$9.41

—	$9,908.00
—	1,055.00

—	$9.39

$42,539,283	$31,100,126
$—	$—
$—	$—
$—	$6,279

Semi-Annual Report    89

The Lazard Funds, Inc. Statements of Operations (unaudited)

For the Period Ended June 30, 2023	Lazard Enhanced Opportunities Portfolio	Lazard Global Dynamic Multi-Asset Portfolio
Investment Income (Loss)
Income
Interest	$909,692	$123,507
Dividends#	103	66,410
Total investment income*	909,795	189,917
Expenses
Management fees (Note 3)	184,114	48,330
Custodian fees	55,293	46,435
Professional services	39,468	22,670
Registration fees	20,760	30,989
Administration fees	13,255	11,588
Shareholders’ reports	10,556	6,392
Shareholders’ services	5,798	4,919
Directors’ fees and expenses	4,914	2,952
Distribution fees (Open Shares)	567	192
Amortization of offering costs (Note 2(i))	—	—
Other^	4,281	2,736
Total gross expenses before expenses on securities sold short	339,006	177,203
Broker expense on securities sold short	331,610	—
Dividend expense on securities sold short	198,136	—
Total gross expenses	868,752	177,203
Management fees waived and expenses reimbursed	(95,644)	(122,618)
Total net expenses	773,108	54,585
Net investment income (loss)	136,687	135,332
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,457,849)	(351,985)
Securities sold short	729,597	—
Foreign currency transactions	8,824	(4,800)
Forward currency contracts	(46,135)	116,627
Futures contracts	—	—
Written options	93,767	—
Swap agreements	1,142,402	—
Total net realized gain (loss)	470,606	(240,158)
Net change in unrealized appreciation (depreciation) on:
Investments	4,867,355	982,552
Securities sold short	(3,358,613)	—
Foreign currency translations	(458)	953
Forward currency contracts	30,510	(243,982)
Futures contracts	—	—
Written options	3,424	—
Swap agreements	(271,872)	—
Total net change in unrealized appreciation (depreciation)	1,270,346	739,523
Net realized and unrealized gain (loss)	1,740,952	499,365
Net increase (decrease) in net assets resulting from operations	$1,877,639	$634,697
* Net of foreign withholding taxes of	$604	$4,234
^ Includes interest on line of credit of	$364	$24

# Dividend income for Lazard Global Dynamic Multi Asset Portfolio includes $762 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $4,996. Refer to Note 2(b) in the Notes to Financial Statements for further information.

(a) Consolidated Statement of Operations.

The accompanying notes are an integral part of these financial statements.

90    Semi-Annual Report

Lazard Opportunistic Strategies Portfolio	Lazard Real Assets Portfolio (a)

$68,294	$276,055
470,930	401,914
539,224	677,969

254,869	108,640
17,128	42,102
25,796	32,047
30,602	15,242
14,018	12,922
12,788	7,992
6,128	6,687
4,478	8,562
142	870
—	2,464
3,610	5,508
369,559	243,036
37	—
—	—
369,596	243,036
(109,241)	(108,320)
260,355	134,716
278,869	543,253

1,191,272	679,478
—	—
—	(3,402)
—	(12,226)
—	(1,066,486)
—	—
—	(171,765)
1,191,272	(574,401)

372,002	11,264
—	—
—	791
—	(589)
—	518,412
—	—
242,426	(520,764)
614,428	9,114
1,805,700	(565,287)
$2,084,569	$(22,034)
$—	$19,585
$—	$—

Semi-Annual Report    91

The Lazard Funds, Inc. Statements of Changes in Net Assets (unaudited)

	Lazard Enhanced Opportunities Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$136,687	$1,550,942
Net realized gain (loss)	470,606	(4,667,128)
Net change in unrealized appreciation (depreciation)	1,270,346	(2,328,484)
Net increase (decrease) in net assets resulting from operations	1,877,639	(5,444,670)
Distributions to shareholders (Note 2(i))
Net investment income and net realized gains Institutional Shares	—	(3,931,443)
Open Shares	—	(28,882)
R6 Shares	—	—
Return of capital
Institutional Shares	—	(629,300)
Open Shares	—	(4,623)
Net decrease in net assets resulting from distributions	—	(4,594,248)
Capital stock transactions
Net proceeds from sales Institutional Shares	7,022,747	56,827,363
Open Shares	53,521	356,167
R6 Shares	—	—
Net proceeds from reinvestment of distributions Institutional Shares	—	4,560,743
Open Shares	—	33,505
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(8,625,506)	(158,103,819)
Open Shares	(29,292)	(673,149)
Net increase (decrease) in net assets from capital stock transactions	(1,578,530)	(96,999,190)
Total increase (decrease) in net assets	299,109	(107,038,108)
Net assets at beginning of period	39,572,940	146,611,048
Net assets at end of period	$39,872,049	$39,572,940

The accompanying notes are an integral part of these financial statements.

92    Semi-Annual Report

Lazard Global Dynamic Multi-Asset Portfolio		Lazard Opportunistic Strategies Portfolio
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$135,332	$280,610	$278,869	$672,837
(240,158)	17,464	1,191,272	(432,746)
739,523	(3,594,600)	614,428	(11,534,546)

634,697	(3,296,526)	2,084,569	(11,294,455)

—	(532,887)	—	(2,115,374)
—	(6,101)	—	(4,294)
—	—	—	—

—	—	—	(17,143)
—	—	—	(35)

—	(538,988)	—	(2,136,846)

15,225	3,318,612	7,904	279,306
12,630	864	8,979	6,366
—	—	—	—

—	532,887	—	2,021,850
—	6,101	—	3,996
—	—	—	—

(2,463,201)	(4,765,296)	(10,832,896)	(12,134,042)
(27,690)	(13,381)	(3,637)	(31,698)

(2,463,036)	(920,213)	(10,819,650)	(9,854,222)
(1,828,339)	(4,755,727)	(8,735,081)	(23,285,523)
13,076,850	17,832,577	55,519,179	78,804,702
$11,248,511	$13,076,850	$46,784,098	$55,519,179

Semi-Annual Report    93

	Lazard Enhanced Opportunities Portfolio
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	5,067,123	15,584,880
Shares sold	874,487	6,382,326
Shares issued to shareholders from reinvestment of distributions	—	570,944
Shares redeemed	(1,086,511)	(17,471,027)
Net increase (decrease)	(212,024)	(10,517,757)
Shares outstanding at end of period	4,855,099	5,067,123
Open Shares
Shares outstanding at beginning of period	55,974	82,674
Shares sold	6,671	42,821
Shares issued to shareholders from reinvestment of distributions	—	4,226
Shares redeemed	(3,695)	(73,747)
Net increase (decrease)	2,976	(26,700)
Shares outstanding at end of period	58,950	55,974

The accompanying notes are an integral part of these financial statements.

94    Semi-Annual Report

Lazard Global Dynamic Multi-Asset Portfolio		Lazard Opportunistic Strategies Portfolio
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

1,600,084	1,746,408	5,885,634	6,871,003
1,821	358,853	813	28,705

—	65,311	—	205,623
(299,406)	(570,488)	(1,125,455)	(1,219,697)
(297,585)	(146,324)	(1,124,642)	(985,369)
1,302,499	1,600,084	4,760,992	5,885,634

20,637	21,426	11,545	13,824
1,510	94	963	633

—	752	—	407
(3,385)	(1,635)	(374)	(3,319)
(1,875)	(789)	589	(2,279)
18,762	20,637	12,134	11,545

Semi-Annual Report    95

	Lazard Real Assets Portfolio (a)
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$543,253	$606,567
Net realized gain (loss)	(574,401)	(665,201)
Net change in unrealized appreciation (depreciation)	9,114	(3,404,020)
Net increase (decrease) in net assets resulting from operations	(22,034)	(3,462,654)

Distributions to shareholders (Note 2(e))
Net investment income and net realized gains Institutional Shares	(436,223)	(2,459,340)
Open Shares	(7,690)	(66,131)
R6 Shares	(135)	(61)
Return of capital Institutional Shares	—	—
Open Shares	—	—
Net decrease in net assets resulting from distributions	(444,048)	(2,525,532)
Capital stock transactions
Net proceeds from sales	1,353,106	5,377,839
Institutional Shares
Open Shares	14,266	2,117,160
R6 Shares	9,000	1,000
Net proceeds from reinvestment of distributions Institutional Shares	432,263	2,328,285
Open Shares	7,690	66,131
R6 Shares	135	61
Cost of shares redeemed Institutional Shares	(2,634,103)	(4,128,233)
Open Shares	(391,225)	(1,189,885)
Net increase (decrease) in net assets from capital stock transactions	(1,208,868)	4,572,358
Total increase (decrease) in net assets	(1,674,950)	(1,415,828)
Net assets at beginning of period	34,755,252	36,171,080
Net assets at end of period	$33,080,302	$34,755,252

The accompanying notes are an integral part of these financial statements.

96    Semi-Annual Report

	Lazard Real Assets Portfolio (a)
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	3,552,832	3,212,708
Shares sold	142,679	508,999
Shares issued to shareholders from reinvestment of distributions	46,760	239,014
Shares redeemed	(273,958)	(407,889)
Net increase (decrease)	(84,519)	340,124
Shares outstanding at end of period	3,468,313	3,552,832
Open Shares
Shares outstanding at beginning of period	90,697	12,859
Shares sold	1,510	182,688
Shares issued to shareholders from reinvestment of distributions	832	6,795
Shares redeemed	(41,415)	(111,645)
Net increase (decrease)	(39,073)	77,838
Shares outstanding at end of period	51,624	90,697
R6 Shares(†)
Shares outstanding at beginning of period	99	—
Shares sold	941	93
Shares issued to shareholders from reinvestment of distributions	15	6
Net increase (decrease)	956	99
Shares outstanding at end of period	1,055	99
†	The inception date for the Real Assets Portfolio R6 Shares was July 22, 2022.
(a)	Consolidated Statements of Changes in Net Assets.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    97

The Lazard Funds, Inc. Financial Highlights (unaudited)

LAZARD ENHANCED OPPORTUNITIES PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$7.72	$9.36	$9.13	$8.84	$8.31	$8.67
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.18	0.14 #	0.20	0.10	0.06
Net realized and unrealized gain (loss)	0.36	(0.86)	0.48	0.69	0.52	(0.20)
Total from investment operations	0.39	(0.68)	0.62	0.89	0.62	(0.14)
Less distributions from:
Net investment income	—	(0.40)	(0.05)	(0.22)	—	(0.10)
Net realized gains	—	(0.49)	(0.34)	(0.38)	(0.09)	(0.12)
Return of capital	—	(0.07)	—	—	—	—
Total distributions	—	(0.96)	(0.39)	(0.60)	(0.09)	(0.22)
Net asset value, end of period	$8.11	$7.72	$9.36	$9.13	$8.84	$8.31
Total Return (b)	5.05%	–7.39%	6.81%#	10.11%	7.44%	–1.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,393	$39,139	$145,836	$19,537	$9,223	$16,184
Ratios to average net assets (c):
Net expenses	3.99%	2.41%	1.70%#	2.23%	2.71%	2.36%
Gross expenses	4.47%	2.51%	2.05%	3.79%	5.52%	3.80%
Gross expenses, excluding expenses on securities sold short	1.73%	1.35%	1.54%	2.82%	4.06%	2.71%
Net investment income (loss)	0.71%	2.03%	1.47%#	2.22%	1.19%	0.73%
Portfolio turnover rate:
Excluding securities sold short	94%	178%	168%	167%	272%	312%
Including securities sold short	125%	233%	341%	241%	354%	409%

The accompanying notes are an integral part of these financial statements.

98    Semi-Annual Report

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$7.75	$9.37	$9.13	$8.82	$8.30	$8.65
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.15	0.13 #	0.16	0.10	0.04
Net realized and unrealized gain (loss)	0.36	(0.84)	0.47	0.70	0.51	(0.19)
Total from investment operations	0.38	(0.69)	0.60	0.86	0.61	(0.15)
Less distributions from:
Net investment income	—	(0.32)	(0.02)	(0.17)	—	(0.08)
Net realized gains	—	(0.49)	(0.34)	(0.38)	(0.09)	(0.12)
Return of capital	—	(0.12)	—	—	—	—
Total distributions	—	(0.93)	(0.36)	(0.55)	(0.09)	(0.20)
Net asset value, end of period	$8.13	$7.75	$9.37	$9.13	$8.82	$8.30
Total Return (b)	4.90%	–7.45%	6.55%#	9.83%	7.33%	–1.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$479	$434	$775	$168	$123	$105
Ratios to average net assets (c):
Net expenses	4.24%	2.89%	1.92%#	2.45%	2.83%	2.60%
Gross expenses	5.73%	4.34%	2.99%	4.94%	13.76%	14.49%
Gross expenses, excluding expenses on securities sold short	2.99%	2.95%	2.52%	3.99%	12.30%	13.40%
Net investment income (loss)	0.44%	1.67%	1.42%#	1.75%	1.10%	0.48%
Portfolio turnover rate:
Excluding securities sold short	94%	178%	168%	167%	272%	312%
Including securities sold short	125%	233%	341%	241%	354%	409%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    99

†	Unaudited
#	A one-time voluntary reimbursement by the administrator increased the net investment income per share amount of $0.01 per share. For Institutional Shares and Open Shares, the one-time voluntary reimbursement by the administrator increased the total return ratio by 0.11%, decreased the net expense ratios by 0.07% and 0.06% respectively and increased the net investment income (loss) ratio by 0.06%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

100    Semi-Annual Report

LAZARD GLOBAL DYNAMIC MULTI-ASSET PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended		Year Ended
the period	6/30/23†		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$8.07		$10.09	$10.67	$10.78	$9.27	$11.49
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	*	0.15	0.10	0.08	0.14	0.16
Net realized and unrealized gain (loss)	0.35		(1.87)	1.18	0.02	1.51	(0.92)
Total from investment operations	0.44		(1.72)	1.28	0.10	1.65	(0.76)
Less distributions from:
Net investment income	—		—	(0.16)	(0.21)	(0.14)	(0.20)
Net realized gains	—		(0.30)	(1.70)	—	—	(1.26)
Total distributions	—		(0.30)	(1.86)	(0.21)	(0.14)	(1.46)
Net asset value, end of period	$8.51		$8.07	$10.09	$10.67	$10.78	$9.27
Total Return (b)	5.45	%*	–17.05%	12.17%	1.00%	17.80%	–6.35%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,090		$12,911	$17,617	$57,925	$47,481	$42,577
Ratios to average net assets (c):
Net expenses		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses		2.89%	2.16%	1.70%	1.32%	1.45%	1.34%
Net investment income (loss)	2.24	%*	1.74%	0.91%	0.84%	1.36%	1.36%
Portfolio turnover rate		55%	108%	83%	173%	125%	120%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    101

Selected data for a share of capital stock outstanding throughout	Six Months Ended		Year Ended
the period	6/30/23†		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$8.03		$10.06	$10.68	$10.78	$9.27	$11.49
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	*	0.13	0.08	0.06	0.11	0.12
Net realized and unrealized gain (loss)	0.35		(1.86)	1.16	0.03	1.51	(0.91)
Total from investment operations	0.43		(1.73)	1.24	0.09	1.62	(0.79)
Less distributions from:
Net investment income	—		—	(0.16)	(0.19)	(0.11)	(0.17)
Net realized gains	—		(0.30)	(1.70)	—	—	(1.26)
Total distributions	—		(0.30)	(1.86)	(0.19)	(0.11)	(1.43)
Net asset value, end of period	$8.46		$8.03	$10.06	$10.68	$10.78	$9.27
Total Return (b)	5.35	%*	–17.20%	11.78%	0.84%	17.46%	–6.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$159		$166	$216	$236	$293	$225
Ratios to average net assets (c):
Net expenses		1.15%	1.15%	1.15%	1.15%	1.18%	1.20%
Gross expenses		6.14%	4.85%	3.95%	3.09%	5.45%	4.20%
Net investment income (loss)	1.98	%*	1.48%	0.69%	0.61%	1.10%	1.07%
Portfolio turnover rate		55%	108%	83%	173%	125%	120%

†	Unaudited
*	Includes $0.00 of refunds as a result of European Union dividend withholding tax reclaims filings for the period ended June 30, 2023. There was a 0.12% impact on the total return of the Portfolio for period ended June 30, 2023, respectively. There was a 0.01% impact on the net investment income (loss) ratio of the Portfolio. Refer to Note 2 (b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

102    Semi-Annual Report

LAZARD OPPORTUNISTIC STRATEGIES PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$9.41	$11.45	$10.58	$9.87	$8.74	$10.60
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.10	0.05	0.05	0.10	0.14
Net realized and unrealized gain (loss)	0.34	(1.80)	1.32	0.88	1.23	(1.48)
Total from investment operations	0.39	(1.70)	1.37	0.93	1.33	(1.34)
Less distributions from:
Net investment income	—	(0.10)	(0.04)	(0.05)	(0.12)	(0.02)
Net realized gains	—	(0.24)	(0.46)	(0.17)	(0.08)	(0.48)
Return of capital	—	— (b)	—	—	—	(0.02)
Total distributions	—	(0.34)	(0.50)	(0.22)	(0.20)	(0.52)
Net asset value, end of period	$9.80	$9.41	$11.45	$10.58	$9.87	$8.74
Total Return (c)	4.14%	–14.93%	12.96%	9.47%	15.16%	–12.72%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$46,666	$55,411	$78,647	$78,116	$83,509	$102,783
Ratios to average net assets (d):
Net expenses	1.02%	1.03%	1.11%	1.04%	1.22%	1.02%
Gross expenses	1.44%	1.32%	1.28%	1.30%	1.43%	1.15%
Gross expenses, excluding expenses on securities sold short	1.44%	1.32%	1.19%	1.29%	1.23%	1.15%*
Net investment income (loss)	1.09%	1.03%	0.40%	0.55%	1.08%	1.32%
Excluding securities sold short	40%	128%	65%	88%	82%	227%
Including securities sold short	40%	134%	65%	94%	99%	— %*

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    103

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$9.36	$11.38	$10.52	$9.82	$8.69	$10.55
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.07	0.02	0.03	0.07	0.10
Net realized and unrealized gain (loss)	0.33	(1.77)	1.31	0.86	1.23	(1.46)
Total from investment operations	0.37	(1.70)	1.33	0.89	1.30	(1.36)
Less distributions from:
Net investment income	—	(0.08)	(0.01)	(0.02)	(0.09)	—
Net realized gains	—	(0.24)	(0.46)	(0.17)	(0.08)	(0.48)
Return of capital	—	— (b)	—	—	—	(0.02)
Total distributions	—	(0.32)	(0.47)	(0.19)	(0.17)	(0.50)
Net asset value, end of period	$9.73	$9.36	$11.38	$10.52	$9.82	$8.69
Total Return (c)	3.95%	–15.06%	12.65%	9.14%	14.91%	–13.05%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$118	$108	$157	$154	$208	$286
Ratios to average net assets (d):
Net expenses	1.27%	1.28%	1.36%	1.28%	1.51%	1.32%
Gross expenses	5.79%	5.14%	4.06%	7.75%	3.78%	4.22%
Gross expenses, excluding expenses on securities sold short	5.79%	5.13%	3.97%	7.74%	3.58%	4.22%*
Net investment income (loss)	0.95%	0.71%	0.15%	0.31%	0.76%	1.00%
Excluding securities sold short	40%	128%	65%	88%	82%	227%
Including securities sold short	40%	134%	65%	94%	99%	— %*

The accompanying notes are an integral part of these financial statements.

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†	Unaudited
*	No securities sold short during the year.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

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LAZARD REAL ASSETS PORTFOLIO^

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$9.54	$11.21	$10.33	$10.69	$9.42	$10.71
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	0.18	0.17	0.17	0.16	0.16
Net realized and unrealized gain (loss)	(0.17)	(1.12)	2.04	(0.12)	1.35	(0.96)
Total from investment operations	(0.02)	(0.94)	2.21	0.05	1.51	(0.80)
Less distributions from:
Net investment income	(0.13)	(0.72)	(1.26)	(0.20)	(0.24)	(0.25)
Net realized gains	—	(0.01)	(0.07)	(0.21)	— (b)	(0.24)
Total distributions	(0.13)	(0.73)	(1.33)	(0.41)	(0.24)	(0.49)
Net asset value, end of period	$9.39	$9.54	$11.21	$10.33	$10.69	$9.42
Total Return (c)	–0.22%	–8.45%	21.60%	0.61%	16.07%	–7.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,585	$33,888	$36,027	$23,959	$17,515	$16,164
Ratios to average net assets (d):
Net expenses	0.80%	0.80%	0.80%	0.86%	0.90%	0.90%
Gross expenses	1.41%	1.34%	1.29%	2.13%	2.20%	2.04%
Net investment income (loss)	3.26%	1.61%	1.49%	1.73%	1.59%	1.53%
Portfolio turnover rate	43%	182%	35%	109%	44%	72%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/23†	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$9.55	$11.22	$10.34	$10.67	$9.41	$10.70
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.14	0.18	0.13	0.17	0.14	0.14
Net realized and unrealized gain (loss)	(0.16)	(1.15)	2.05	(0.14)	1.33	(0.96)
Total from investment operations	(0.02)	(0.97)	2.18	0.03	1.47	(0.82)
Less distributions from:
Net investment income	(0.12)	(0.69)	(1.23)	(0.15)	(0.21)	(0.23)
Net realized gains	—	(0.01)	(0.07)	(0.21)	— (b)	(0.24)
Total distributions	(0.12)	(0.70)	(1.30)	(0.36)	(0.21)	(0.47)
Net asset value, end of period	$9.41	$9.55	$11.22	$10.34	$10.67	$9.41
Total Return (c)	–0.24%	–8.68%	21.28%	0.42%	15.70%	–7.70%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$486	$866	$144	$116	$65	$43
Ratios to average net assets (d):
Net expenses	1.05%	1.05%	1.05%	1.13%	1.10%	1.15%
Gross expenses	2.33%	2.15%	5.90%	4.64%	23.75%	13.72%
Net investment income (loss)	2.84%	1.68%	1.16%	1.77%	1.39%	1.29%
Portfolio turnover rate	43%	182%	35%	109%	44%	72%

The accompanying notes are an integral part of these financial statements.

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Selected data for a
share of capital stock	Six Months	For the Period
outstanding throughout	Ended	7/22/22* to
each period	6/30/23†	12/31/22
R6 Shares
Net asset value, beginning of period	$9.54	$10.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.18	0.11
Net realized and unrealized gain (loss)	(0.20)	(0.75	)(e)
Total from investment operations	(0.02)	(0.64)
Less distributions from:
Net investment income	(0.13)	(0.65)
Net realized gains	—	(0.01)
Total distributions	(0.13)	(0.66)
Net asset value, end of period	$9.39	$9.54
Total Return (c)	–0.19%	–5.92%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10	$1
Ratios to average net assets (d):
Net expenses	0.75%	0.75%
Gross expenses	109.56%	595.55%
Net investment income (loss)	3.94%	2.34%
Portfolio turnover rate	43%	182%

†	Unaudited
^	Consolidated Financial Highlights.
*	The inception date for the R6 Shares was July 22, 2022.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.
(e)	The per share amount does not correlate with the net realized and unrealized gain (loss) on the Statement of Operations due to the timing of the R6 Share’s sales and redemptions in relation to market value fluctuation of the Portfolio’s underlying investments.

The accompanying notes are an integral part of these financial statements.

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The Lazard Funds, Inc. Notes to Financial Statements

June 30, 2023 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2023, the Fund was comprised of twenty-eight no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Lazard Enhanced Opportunities Portfolio (“Enhanced Opportunities”), the Lazard Global Dynamic Multi-Asset Portfolio (“Global Dynamic Multi-Asset”), the Lazard Opportunistic Strategies Portfolio (“Opportunistic Strategies”) and Lazard Real Assets Portfolio (“Real Assets”). The financial statements of the other twenty-four Portfolios are presented separately.

The Global Dynamic Multi-Asset, Opportunistic Strategies, and Real Assets Portfolios are operated as “diversified” funds, as defined in the 1940 Act. The Lazard Enhanced Opportunities Portfolio is operated as a “non-diversified” fund, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Fund’s prospectus).

Lazard Real Assets Portfolio has a wholly-owned subsidiary, Lazard Real Assets Portfolio, Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. The Subsidiary acts as an investment vehicle for the Portfolio in order to effect certain investments on behalf of the Portfolio, consistent with its investment objective and policies as described in its prospectus. In addition to investing directly in commodity-linked instruments, the Portfolio may gain exposure to the commodities markets by investing up to 25% of its total assets in the Subsidiary. The financial statements of the Portfolio have been consolidated and include the accounts of both the Portfolio and the Subsidiary. All inter-company balances and transactions have been eliminated in consolidation. As of June 30, 2023, net assets of the Portfolio were $33,080,302 of which $2,834,888, or 8.57%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

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2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Portfolio is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Futures contracts are valued at the settlement price on the exchange on which the contract is principally traded. Over the counter swap agreements are valued by an independent pricing service and centrally cleared swaps are valued at the last reported sale on the clearing exchange. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on certain non-US

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securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-US countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value in accordance with procedures approved by the Fund’s Board of Directors (the “Board”). The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Certain non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The Board has designated the Investment Manager to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

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(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income and dividend expenses on short sales are recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable Portfolio securities.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio

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records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2023, the Enhanced Opportunities, Global Dynamic Multi-Asset and Real Assets Portfolios traded in forward currency contracts.

(d) Futures Contracts—Futures contracts are purchased or sold to gain exposure to, or manage exposure from, changes in the value of equity securities or foreign currencies and changes in interest rates.

Futures contracts are exchange-traded agreements between a Portfolio and a counter-party to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash collateral pledged for futures contracts in the Statement of Assets and Liabilities.

Securities may be deposited as initial margin. If applicable, any cash deposited and held on margin is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities.

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Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as receivables (or payables) for variation margin on open futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount of the contract at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

During the period ended June 30, 2023, the Real Assets Portfolio traded in futures contracts.

(e) Swap Agreements—Swap agreements on equity securities involve commitments to pay interest in exchange for a market linked return based on a notional amount. Fixed income swaps involve commitments to pay interest in return for exposure to a specific corporation or market. The counterparty pays out the total return of the security or basket of securities and, in return, receives a regular stream of payments, based on an agreed-upon interest rate. To the extent the total return of the security or basket of securities underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

Commodity-linked swap agreements involve commitments to pay interest in exchange for a commodity-linked return based on a notional amount. To the extent the return of the reference commodity or commodity index or basket of reference commodities or commodity indices underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

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Swap agreements generally are valued by an independent pricing service, and the change in value, if any, is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statement of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

During the period ended June 30, 2023, the Enhanced Opportunities, Opportunistic Strategies and Real Assets Portfolios traded in swap agreements.

(f) Options Transactions—Put and call options purchased are accounted for in the same manner as portfolio securities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. When a Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash collateral in the Statement of Assets and Liabilities. If a Portfolio writes an option, it bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk of loss is unlimited for uncovered written call options. For uncovered written put options, the risk of loss is limited to the difference between the strike price of the option and the premiums received upon writing the option.

During the period ended June 30, 2023, the Enhanced Opportunities Portfolio traded in options.

(g) Short Sales—A short sale is a transaction in which a Portfolio sells securities it does not own but has borrowed in anticipation of a decline in the market price of the securities. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. A Portfolio realizes a gain

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or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Portfolio may have to pay a fee to borrow the particular security and is liable to the buyer for any dividends or interest payable on securities while those securities are in a short position. These dividends and interest amounts are an expense of the Portfolio. The Portfolio designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions.

Proceeds from short sales are generally retained in cash accounts or invested in securities that are cash equivalents. With regard to securities borrowed as of June 30, 2023, pursuant to short sale arrangements, a Portfolio has a right to set off any assets held (including the borrowed securities) or obligations owed to the lender (State Street), in the event of the lender’s default, against any obligations owed by the lender to the Portfolio under any agreement or collateral document. At June 30, 2023, the Enhanced Opportunities Portfolio had pledged $59,146,122 of securities held long as collateral under such arrangements.

For the period ended June 30, 2023, the following Portfolios received proceeds from securities sold short and purchases to cover short positions as follows:

Portfolio	Proceeds from Securities Sold Short	Purchased to Cover Short Positions

Enhanced Opportunities	$57,735,669	$57,882,386

(h) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

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At December 31, 2022, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term

Enhanced Opportunities	$3,386,178	$1,066,268
Opportunistic Strategies	569,890	—
Real Assets	2,432,991	—

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2022, the following Portfolios elected to defer such losses as follows:

Portfolio	Post-October Capital Loss Deferral	Late-Year Ordinary Loss Deferral

Opportunistic Strategies	$—	$327,636
Real Assets	—	30,299

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Enhanced Opportunities	$25,658,671	$6,613,179	$9,416,443	$(2,803,264)
Global Dynamic Multi-Asset	10,549,023	1,259,263	539,341	719,922
Opportunistic Strategies	42,539,283	5,099,032	407,378	4,691,654
Real Assets	31,100,126	2,207,426	876,756	1,330,670

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Management has analyzed the Portfolios, tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(i) Dividends and Distributions—For each Portfolio, income dividends are declared and paid annually, except that the Real Assets Portfolio’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Real Assets Portfolio’s ordinary income and/or capital gains for that year, or any future tax year.

The Lazard Global Dynamic Multi-Asset Portfolio used equalization during the year on its 2022 tax return, and has elected to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Portfolio’s undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Portfolio would otherwise be required to distribute as dividends to shareholders in order for the Portfolio to avoid federal income and excise taxes. This practice reduces the amount of distributions required to be made to non-redeeming

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shareholders and defers the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Portfolio’s shares, the total return on a shareholder’s investment is not affected by the Portfolio’s use of equalization.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, wash sales, net operating losses, distributions redesignations, Treasury Inflation-Protected Securities, currency straddles, passive foreign investment company gains and losses, deemed dividends on convertible debt, equalization accounting (as described above), straddles, certain fixed-income securities, expenses, derivatives, return of capital distributions, and distributions from real estate investment trusts (“REITs”).

The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(j) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc. and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes based upon the relative net assets of each class.

(k) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions

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that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(l) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The Fund values securities and other assets for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each

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Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Enhanced Opportunities	0.95%
Global Dynamic Multi-Asset	0.80
Opportunistic Strategies	1.00
Real Assets	0.65

The Investment Manager provides investment management and other services to the Subsidiary. The Investment Manager does not receive separate compensation from the Subsidiary for providing such services. However, the Real Assets Portfolio pays the Investment Manager based on its net assets, which include the assets of the Subsidiary.

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2024 (or such other date as indicated below) if the aggregate direct expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares	R6 Shares

Enhanced Opportunities	1.25%	1.50%	N/A	%
Global Dynamic Multi-Asset	0.90	1.15	N/A
Opportunistic Strategies	1.02	1.27	N/A
Real Assets(a)	0.80	1.05	0.75
(a)	This agreement will continue in effect until May 1, 2033 for the R6 Shares.

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During the period ended June 30, 2023, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

Enhanced Opportunities	$92,261	$—	$2,154	$1,229
Global Dynamic Multi-Asset	47,716	71,075	614	3,213
Opportunistic Strategies	106,671	—	569	2,001
Real Assets	100,146	—	2,262	2,184

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed

Real Assets	$22	$3,706

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, amongst other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

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4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. The annual compensation for each Director who is not an affiliated person of the Investment Manager or any of its affiliates, that is payable by all of the funds in the Lazard Fund Complex, is comprised of: (1) an annual fee of $245,000, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional fees for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings or incurred in connection with work performed on behalf of the Board. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active portfolios on the basis of relative net assets. The Statements of Operations shows the Independent Directors’ compensation and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments and short sales) for the period ended June 30, 2023 were as follows:

Portfolio	Purchases	Sales

Enhanced Opportunities	$59,347,073	$65,927,211
Global Dynamic Multi-Asset	6,550,150	8,244,781
Opportunistic Strategies	19,295,622	26,366,711
Real Assets	9,317,354	9,163,247

	US Treasury Securities
Portfolio	Purchases	Sales

Enhanced Opportunities	$227,147	$779,972
Global Dynamic Multi-Asset	63,612	256,348
Real Assets	2,785,554	296,153

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At June 30, 2023, the Investment Manager owned 31.40% of the outstanding shares of the Global Dynamic Multi-Asset Portfolio.

For the period ended June 30, 2023, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Line of Credit

The Fund has a $100 million committed line of credit pursuant to an Amended and Restated Loan Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2023, the following Portfolios had borrowings under the Agreement as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding

Enhanced Opportunities	$351,290	$463,900	5.48%	4
Global Dynamic Multi-Asset	35,511	35,511	5.93	1

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

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7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s).To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the effects of such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact a Portfolio and its investments.

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(b) Convertible Securities Risk—The market value of convertible securities may perform like that of non-convertible fixed income securities; that is, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). In addition, convertible securities are subject to the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock.

(c) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of

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non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivatives transactions.

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

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(d) Preferred Securities Risk—There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

●	Credit risk is the risk that a security held by a Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

●	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

●	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

●	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

●	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, a Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

●	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by a Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

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(e) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

(f) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(g) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies as well as any investments in currencies themselves could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. Irrespective of any foreign currency exposure hedging,

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a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

(h) Short Position Risk—Short positions may involve substantial risks. If a short position appreciates in value during the period of a Portfolio’s investment, there will be a loss to the Portfolio that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, a Portfolio’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security. In addition, a Portfolio’s short sales transactions are dependent on counterparties to its securities borrowing transactions and are subject to the risk of default by a counterparty, which could result in a loss of Portfolio assets used as collateral or the loss of monies owed to the Portfolio by a counterparty.

(i) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; over-the-counter options on securities(including options on shares of ETFs), indices and currencies; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of, and default by, the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of, or default by, the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small

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investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

(j) Natural Resources Risk—Investments related to natural resources may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which non-US companies are subject also may affect US companies if they have significant operations or investments in non-US countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both US and non-US) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources category. Securities of companies within specific natural resources sub-categories can perform differently than the

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overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions.

(k) Real Estate Investments Risk—A Portfolio’s investments in Real Estate Investments (as defined in the prospectus) could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of Real Estate Investments may be determined to a great extent by the current status of the real estate industry in general, or by other factors that may affect the real estate industry, even if other industries would not be so affected. Consequently, Real Estate Investments could lead to investment results that may be significantly different from investments in other real assets categories or investments in the broader securities markets. The risks related to investments in Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

(l) Infrastructure Companies Risk—Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other

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infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation and service interruption due to environmental, operational or other mishaps.

(m) Commodities-Related Investments Risk—Exposure to the commodities markets may subject a Portfolio to greater volatility than other types of investments. The values of commodities and commodity-linked derivative instruments are affected by events that may have less impact on the values of equity and fixed income securities. Investments linked to the prices of commodities are considered speculative. Because the value of a commodity-linked derivative instrument, such as a futures contract on a physical commodity, typically is based upon the price movements of the underlying reference asset, index or rate, the value of these instruments will rise or fall in response to changes in the underlying reference asset, index or rate. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships; weather; agricultural or livestock markets; agricultural or livestock disease or pestilence; trade relationships; fiscal, monetary and exchange control programs; and embargoes, tariffs, terrorism and international economic, political, military and regulatory developments.

(n) Subsidiary and Tax Status Risk—The Real Assets Portfolio invests in the Subsidiary, which is not registered as an investment company under the 1940 Act. A regulatory change in the US or the

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Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, that impacts the Subsidiary or how the Portfolio invests in the Subsidiary, such as a change in tax law, could adversely affect the Portfolio. By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in commodity-related derivative instruments.

Income and gains from commodities or certain commodity-linked derivative instruments do not constitute “qualifying income” to the Real Assets Portfolio for purposes of qualification as a “regulated investment company” for federal income tax purposes. Without such qualification, the Portfolio could fail to qualify as a RIC and be subject to tax. The tax treatment of the Portfolio’s investments in the Subsidiary and commodity-linked derivative instruments could affect whether income derived from such investment is “qualifying income” under the Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio.

(o) Closed-End Funds and ETFs Risk—Shares of closed-end funds and ETFs in which a Portfolio may invest may trade at prices that vary from their net asset values, sometimes significantly. The shares of closed-end funds and ETFs may trade at prices at, below or above their net asset value. Shares of closed-end funds, in particular, frequently trade at persistent discounts to their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in closed-end funds and ETFs are subject to the risks of the closed-end funds’ and ETFs’ investments, as well as to the general risks of investing in closed-end funds and ETFs, respectively. A Portfolio investing in closed-end funds or ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the closed-end funds and/or ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more closed-end funds and/or ETFs. Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of

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another investment company, including ETFs, in excess of the limitations imposed by Section 12, subject to certain limitations and conditions.

(p) Government Securities Risk—Not all obligations of the US government, its agencies and instrumentalities are backed by the full faith and credit of the US Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the US government or its agencies or instrumentalities of a security held by a Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the US Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

(q) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and

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other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(r) Non-Diversification Risk—For a Portfolio that is classified as “non-diversified” under the 1940 Act, the Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

(s) Geopolitical Risk—As a result of the ongoing armed conflict between Russia and Ukraine, the United States, the United Kingdom, the European Union, and several other nations have announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, as well as upon certain banks, companies, government officials, and other individuals in or affiliated with Russia and Belarus. The ongoing conflict and the evolving response measures may continue to have a negative impact on the economy and business activity globally (including in the countries in which the Portfolios invest), and therefore, could adversely affect the performance of the Portfolios’ investments. The severity and duration of the conflict is unknown and could continue to impact global economic and market conditions adversely. Management will continue to seek to assess the potential impacts on valuation and liquidity and will take any actions needed in accordance with procedures already approved by the Board of Directors.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

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9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of a Portfolio is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

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The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2023:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
Enhanced Opportunities Portfolio
Assets:
Common Stocks*
Canada	$1,586	$—	$—	$1,586
United States	386,811	—	—	386,811
Convertible Corporate Bonds	—	56,828,355	—	56,828,355
Purchased Options	21,626	—	—	21,626
Short-Term Investments	5,840,719	—	—	5,840,719
U.S. Treasury Securities	—	2,618,223	—	2,618,223
Other Financial Instruments†
Forward Currency Contracts	—	14,190	—	14,190
Total Return Swap Agreements	—	2,354,460	—	2,354,460
Total	$6,250,742	$61,815228	$—	$68,065,970
Liabilities:
Securities Sold Short
Common Stocks*
Argentina	$(1,184)	$—	$—	$(1,184)
Austria	—	(45,372)	—	(45,372)
Canada	(441,638)	—	—	(441,638)
China	(499,003)	—	—	(499,003)
Hong Kong	—	(453,193)	—	(453,193)
Israel	(1,568)	—	—	(1,568)
Netherlands	—	(49,603)	—	(49,603)
Panama	(2,687,979)	—	—	(2,687,979)
Saudi Arabia	—	(113,851)	—	(113,851)
Singapore	(183,871)	—	—	(183,871)
South Korea	—	(407,023)	—	(407,023)
United States	(22,148,225)	—	—	(22,148,225)
Convertible Corporate Bonds	—	(102,731)	—	(102,731)
Exchange-Traded Funds	(4,038,682)	—	—	(4,038,682)
U.S. Treasury Securities	—	(10,995,465)	—	(10,995,465)
Other Financial Instruments†
Total Return Swap Agreements	$—	$(3,043,717)	$—	$(3,043,717)
Written Options	(2,230)	—	—	(2,230)
Total	$(30,004,380)	$(15,210,955)	$—	$(45,215,335)

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
Global Dynamic Multi-Asset Portfolio
Assets:
Common Stocks*
Australia	$18,396	$106,479	$—	$124,875
Austria	—	4,464	—	4,464
Belgium	—	2,935	—	2,935
Canada	217,127	5,316	—	222,443
China	32,953	—	—	32,953
Denmark	28,539	61,213	—	89,752
Finland	20,799	9,494	—	30,293
France	118,865	118,700	—	237,565
Germany	18,995	72,304	—	91,299
Hong Kong	21,057	17,815	—	38,872
Israel	3,680	26,204	—	29,884
Italy	—	41,348	—	41,348
Japan	42,060	454,128	—	496,188
Luxembourg	—	4,223	—	4,223
Netherlands	66,511	72,208	—	138,719
New Zealand	—	9,096	—	9,096
Norway	—	4,129	—	4,129
Portugal	—	4,715	—	4,715
Singapore	—	41,057	—	41,057
Spain	23,044	42,319	—	65,363
Sweden	84,145	—	—	84,145
Switzerland	64,877	16,844	—	81,721
United Kingdom	152,146	57,750	—	209,896
United States	4,466,612	39,625	—	4,506,237
Corporate Bonds*	—	1,531,277	—	1,531,277
Exchange-Traded Funds	122,901	—	—	122,901
Foreign Government Obligations*	—	2,154,002	—	2,154,002
Quasi Government Bonds*	—	139,329	—	139,329
Supranational Bonds	—	576,190	—	576,190
U.S. Treasury Securities	—	125,667	—	125,667
Short-Term Investments	134,092	—	—	134,092
Other Financial Instruments†
Forward Currency Contracts	—	51,778	—	51,778
Total	$5,636,799	$5,790,609	$—	$11,427,408
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(158,463)	$—	$(158,463)

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
Opportunistic Strategies Portfolio
Exchange-Traded Funds	$44,321,592	$—	$—	$44,321,592
Short-Term Investments	2,817,527	—	—	2,817,527
Other Financial Instruments†
Total Return Swap Agreements	—	91,818	—	91,818
Total	$47,139,119	$91,818	$—	$47,230,937
Real Assets Portfolio
Assets:
Common Stocks*
Australia	$—	$751,276	$—	$751,276
Brazil	187,393	—	—	187,393
Canada	1,792,034	—	—	1,792,034
China	—	295,566	—	295,566
France	—	901,974	—	901,974
Hong Kong	—	441,528	—	441,528
Italy	—	673,208	—	673,208
Japan	—	1,154,142	—	1,154,142
Luxembourg	—	13,454	—	13,454
Mexico	68,206	—	—	68,206
Netherlands	—	79,978	—	79,978
Portugal	—	154,613	—	154,613
Singapore	—	73,329	—	73,329
South Africa	—	176,899	—	176,899
Spain	—	503,726	—	503,726
Switzerland	—	22,655	—	22,655
Taiwan	—	68,179	—	68,179
United Kingdom	—	1,460,591	—	1,460,591
United States	12,791,259	—	—	12,791,259
Corporate Bonds*	—	3,018,611	—	3,018,611
Exchange-Traded Funds	1,585,548	—	—	1,585,548
Short-Term Investments	5,646,838	—	—	5,646,838
Other Financial Instruments†
Forward Currency Contracts	—	2,320	—	2,320
Futures	141,724	—	—	141,724
Total	$22,213,002	$9,792,049	$—	$32,005,051

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2023
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(106)	$—	$(106)
Futures	(13,392)	—	—	(13,392)
Total Return Swap Agreements	—	(439,243)	—	(439,243)
Total	$(13,392)	$(439,349)	$—	$(452,741)

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, in accordance with procedures approved by the Board, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

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10. Derivative Instruments

Certain Portfolios may use derivative instruments, including forward currency contracts, options contracts, futures contracts or swap agreements.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

A Portfolio may write or purchase a call or put option to seek to realize, through the receipt of premiums or changes in market value, a greater return than would be realized on the underlying securities alone, or to seek to protect the Portfolio from losses.

A Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to otherwise gain access or attain exposure to certain markets or other underliers.

A Portfolio enters into swap agreements in an attempt to obtain a particular exposure when it is considered desirable to do so, possibly at a lower cost to such Portfolio than if it had invested directly in the asset that yielded the desired exposure.

During the period ended June 30, 2023, the approximate average monthly notional exposure for derivative instruments was as follows:

Derivative Instruments	Enhanced Opportunities Portfolio		Global Dynamic Multi-Asset Portfolio	Opportunistic Strategic Portfolio	Real Assets Portfolio
Forward currency contracts:
Average amounts purchased	$300,000	*	$4,200,000	$—	$100,000
Average amounts sold	2,300,000		4,000,000	—	900,000

Futures contracts:
Average notional value of contracts – long	—		—	—	1,500,000

Total return swap agreements:
Average notional value	34,900,000		—	1,000,000	6,900,000

*	Represents average monthly notional exposure for three months the derivative instrument was open during the period.

The Enhanced Opportunities Portfolio also purchased options having an average monthly notional exposure of less than $50,000. The Enhanced Opportunities Portfolio also wrote options having an average monthly notional exposure of less than $50,000.

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The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023:

Enhanced Opportunities Portfolio

Assets – Derivative Financial Instruments	Equity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts
Unrealized appreciation on forward currency contracts	$—	$14,190	$14,190
Swap agreements
Unrealized appreciation on swap agreements	2,354,460	—	2,354,460
Purchased options
Investment in securities, at fair value	21,626	—	21,626
Total	$2,376,086	$14,190	$2,390,276

Liabilities – Derivative Financial Instruments	Equity Contracts	Foreign Currency Exchange Contracts	Total
Swap agreements
Unrealized appreciation on swap agreements	$3,043,717	$—	$3,043,717
Written options
Written options, at fair value	2,230	—	2,230
Total	$3,045,947	$—	$3,045,947

Global Dynamic Multi-Asset Portfolio

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$51,778

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$158,463

Opportunistic Strategies Portfolio

Assets – Derivative Financial Instruments		Total
Swap Agreements	Unrealized appreciation on swap agreements	$91,818

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Real Assets Portfolio

Assets – Derivative Financial Instruments	Commodity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts
Unrealized appreciation on forward currency contracts	$—	$2,320	$2,320
Future Contracts
Variation margin on open futures contracts (a)	141,724	—	141,724
Total	$141,724	$2,320	$144,044

Liabilities – Derivative Financial Instruments	Commodity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts
Unrealized depreciation on forward currency contracts	$—	$106	$106
Future Contracts
Variation margin on open futures contracts (a)	13,392	—	13,392
Swap agreements
Unrealized appreciation on swap agreements	439,243	—	439,243
Total	$452,635	$106	$452,741

(a)	Net cumulative unrealized appreciation (depreciation) on futures contracts if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023 was:

Enhanced Opportunities Portfolio

Net Realized Gain (Loss) from:	Equity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts	$—	$(46,135)	$(46,135)
Purchased options*	(20,961)	—	(20,961)
Swap agreements	1,142,402	—	1,142,402
Written options	93,767	—	93,767
Total	$1,215,208	$(46,135)	$1,169,073

*	Purchased options are included under realized gain/loss on investments on Statement of Operations.

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Net Change in Unrealized Appreciation (Depreciation) on:	Equity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts	$—	$30,510	$30,510
Purchased options*	55,510	—	55,510
Swap agreements	(271,872)	—	(271,872)
Written options	3,424	—	3,424
Total	$(212,938)	$30,510	$(182,428)

*	Purchased options are included under unrealized gain/loss on investments on Statement of Operations.

Global Dynamic Multi-Asset Portfolio

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$116,627

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$(243,982)

Opportunistic Strategies Portfolio

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Swap Agreements	$242,426

Real Assets Portfolio

Net Realized Gain (Loss) from:	Commodity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts	$—	$(12,226)	$(12,226)
Futures Contracts	(1,066,486)	—	(1,066,486)
Swap agreements	(171,765)	—	(171,765)
Total	$(1,238,251)	$(12,226)	$(1,250,477)

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Foreign Currency Exchange Contracts	Total
Forward currency contracts	$—	$(589)	$(589)
Futures Contracts	518,412	—	518,412
Swap agreements	(520,764)	—	(520,764)
Total	$(2,352)	$(589)	$(2,941)

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As of June 30, 2023, the Enhanced Opportunities, Global Dynamic Multi-Asset, Opportunistic Strategies Portfolio and Real Assets Portfolios held derivative instruments that are eligible for offset in their Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolios is presented in the below table, as of June 30, 2023:

Enhanced Opportunities Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$14,190	$—	$14,190
Total Return Swap Agreements	2,354,460	—	2,354,460
Total	$2,368,650	$—	$2,368,650

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Bank of America N.A.	$327,810	$(300,497)	$—	$27,313
BNP Paribas SA	960,227	(960,227)	—	—
Nomura International Plc	1,066,423	(928,984)	—	137,439
State Street Bank and Trust Co.	14,190	—	—	14,190
Total	$2,368,650	$(2,189,708)	$—	$178,942

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Total Return Swap Agreements	$3,043,717	$—	$3,043,717

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		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amounts of Derivative Liabilities
Bank of America N.A.	$300,497	$(300,497)	$—	$—
BNP Paribas SA	1,814,236	(960,227)	(854,009)	—
Nomura International Plc	928,984	(928,984)	—	—
Total	$3,043,717	$(2,189,708)	$(854,009)	$—

Global Dynamic Multi-Asset Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$51,778	$—	$51,778

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank N.A.	$5,578	$(5,578)	$—	$—
HSBC Bank USA N.A.	28,063	(28,063)	—	—
JPMorgan Chase Bank N.A.	18,071	(18,071)	—	—
State Street Bank and Trust Co.	66	(35)	—	31
Total	$51,778	$(51,747)	$—	$31

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$158,463	$—	$158,463

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		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Citibank N.A.	$28,701	$(5,578)	$—	$23,123
HSBC Bank USA N.A.	98,637	(28,063)	—	70,574
JPMorgan Chase Bank N.A.	31,090	(18,071)	—	13,019
State Street Bank and Trust Co.	35	(35)	—	—
Total	$158,463	$(51,747)	$—	$106,716

Opportunistic Strategies Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Total Return Swap Agreements	$91,818	$—	$91,818

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Goldman Sachs International	$91,818	$—	$—	$91,818

Real Assets Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$2,320	$—	$2,320

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		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
HSBC Bank USA N.A.	$907	$—	$—	$907
JPMorgan Chase Bank N.A.	147	—	—	147
State Street Bank and Trust Co.	1,266	(106)	—	1,160
Total	$2,320	$(106)	$—	$2,214

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$106	$—	$106
Total return Swap agreements	439,243	—	439,243
Total	439,349	—	439,349

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (a)	Net Amounts of Derivative Liabilities
Goldman Sachs International	$439,243	$—	$(439,243)	$—
State Street Bank and Trust Co.	106	(106)	—	—
Total	$439,349	$(106)	$(439,243)	$—

(a)	Collateral amounts disclosed in the table above may be adjusted due to the requirement to limit collateral amounts to avoid the effect of over-collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

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11. Accounting Pronouncements

In March of 2020, the Financial Accounting Standards Board concluded its reference rate reform project with the issuance of Accounting Standards Update No. 2020- 04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU No. 2020-04”). ASU No. 2020-04 provides elective temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank offered reference rates as of the end of 2021. ASU No. 2020-04 was initially intended to be effective for certain reference rate-related contract modifications that have occurred since March of 2020 and that will continue to occur, through December 31, 2022, but FASB has voted to extend the grace period for complete adoption of ASU No. 2020-04 to December 31, 2024, after the UK Financial Conduct Authority delayed the intended cessation date of certain tenors of USD LIBOR to June 30, 2023. FASB issued Accounting Standards Update No. 2022-06, “Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”) to formally address the new intended cessation date. Management has adopted ASU No. 2020-04 and ASU 2022-06.

12. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

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The Lazard Funds, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

At meetings of the Board held on June 1, 2023 and June 28, 2023, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings in response to detailed questions from the Independent Directors and their counsel, including, at the June 28, 2023 meeting, additional information requested by the Independent Directors at the June 1, 2023 meeting.

In connection with its consideration of the Management Agreement, the Board considered, among other things: (i) the nature, quality and extent of the Investment Manager’s services, (ii) the investment performance of each Portfolio as well as performance information for comparable funds and other clients

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of the Investment Manager, (iii) the fees and other expenses paid by each Portfolio as well as expense information for comparable funds, (iv) the profitability of the Investment Manager and its affiliates from their relationship with each Portfolio, (v) whether economies of scale may be realized as each Portfolio grows and whether potential economies may be shared, in some measure, with investors and (vi) other benefits to the Investment Manager from its relationship with the Portfolios. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the Management Agreement, and each Trustee may have afforded different weight to the various factors.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Investment Manager and its clients. As of March 31, 2023, the Lazard Funds complex of 34 active funds comprised approximately $20 billion of the approximately $232 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key

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professional personnel responsible for providing services to the Portfolios; trends in recent years in the number of personnel involved in providing services to the Portfolios and the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; Portfolio asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition.

The Board considered the position of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $20 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) compared to those of:

●	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for expense comparison purposes, based on ISS’s methodology (the “Expense Peer Group”); and

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third-party service that provides comparative fund information (“Morningstar”), with certain exclusions as specified by ISS (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the ISS advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fees and the net

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expense ratios of most of the Portfolios were generally competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was currently waiving certain advisory fees and/or reimbursing expenses for each Portfolio. The Board also received a description of ISS’s methodology for its construction of the Expense Peer Groups and a summary of how the methodology was applied.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

ISS Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by ISS including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2023, as applicable, compared to performance for the same time periods to that of:

●	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for

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performance comparison purposes, based on ISS’s methodology (the “Performance Peer Group”);

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

The Board also received a description of ISS’s methodology for its construction of Performance Peer Groups and a summary of how the methodology was applied, including, for each Portfolio, deviations from ISS’s stated methodology and the reasons therefor.

When evaluating the performance of each Portfolio, the Board considered ISS’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability, Economies of Scale and Other Benefits

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the Investment Manager’s estimated profitability percentage resulting from its, and its affiliates’, relationship with the Portfolio for the calendar year ended December 31, 2022 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocation, commission payments and soft dollar commissions and benefits. The Investment Manager’s

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representatives stated that neither the Investment Manager nor its affiliates receive any other significant benefits from the Investment Manager acting as investment manager to the Portfolios other than, in connection with the management of certain Portfolios, the benefit of soft dollar commissions. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The Board considered that the profitability percentages were within or below ranges determined to be appropriate by relevant court cases. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each Portfolio as part of the evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways that any potential economies of scale might be realized and how they may be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. The Board further considered that, as the assets of each Portfolio had either decreased (or not increased significantly) over the most recently completed calendar year from the Portfolio’s assets as of the end of the previous calendar year and/or had not reached a significant size, the potential that the Investment Manager may have realized any material economies of scale was reduced.

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Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information in connection with the June 1, 2023 and June 28, 2023 meetings and throughout the year as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $232 billion global asset management business.

●	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board considered that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that potential economies of scale may be realized, particularly as the assets of the Portfolios increase, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

●	In evaluating the Management Agreement, the Board relied on the information described above, in addition to other

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information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement.

Such other information included the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; information regarding the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The rule is designed to promote effective liquidity risk management and reduce liquidity risk — i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Board approved the Investment Manager to administer the LRMP (the “Program Administrator”). As Program Administrator, the Investment Manager delegates the day-to-day activities required by the LRMP to a Valuation and Liquidity Committee comprised of various Fund officers and senior personnel of the

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Investment Manager. In addition, the Fund has contracted with a third party liquidity assessment vendor to support the classification of Portfolio investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that, among other things, addresses the operation of the LRMP and assesses its adequacy and effectiveness of implementation and any material changes to the LRMP. At a Board meeting held on June 28, 2023, the Board received a written annual report (the “Annual Report”) from the Program Administrator. The Annual Report included, among other things, a statement that the Investment Manager, as the Program Administrator, acting primarily through the Valuation and Liquidity Committee, has reviewed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. There were no material compliance matters relating to compliance with Rule 22e-4 identified in the Annual Report.

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The Lazard Funds, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian

State Street Bank and Trust Company

One Iron Street

Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com. LZDPS030

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS

The Registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) The Code of Ethics is not applicable to this semi-annual report.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By /s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: August 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: August 25, 2023

By /s/ Christina Kennedy
Christina Kennedy
Treasurer

Date: August 25, 2023